Filed Pursuant to Rule 485(a)

As filed with the Securities and Exchange Commission on October 30, 1998


Registration No. 33-19229; 811-5430
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( X )
          Pre-Effective Amendment No.       (     )
          Post-Effective Amendment No. 48          (  X  )


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
          Amendment No. 50             (  X  )

(Check appropriate box or boxes)

SSgA FUNDS
(Exact Name of Registrant as Specified in Charter)

909 A Street
Tacoma, Washington 98402
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (253) 627-7001

Name and Address of                                 Copies to:
Agent for Service:
Karl J. Ege                                         Philip H. Newman, Esq.
Secretary and General Counsel                       Goodwin, Procter & Hoar
Frank Russell Investment Management Company         Exchange Place
909 A Street                                        Boston, Massachusetts 02109
Tacoma, Washington  98402

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective under Rule 485:
     (   ) immediately upon filing pursuant to paragraph (b)
     (   ) on (date) pursuant to paragraph (b)
     ( X ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
     (_X_) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SSgA FUNDS

Form N-1A Cross Reference Sheet

PART A  ITEM NUMBER AND CAPTION           PROSPECTUS CAPTION
1.      Cover Page                        Cover Page

2.      Synopsis                          Table of Contents; and Fund
                                          Operating Expenses

3.      Condensed Financial Information   Fund Operating Expenses

4.      General Description of Registrant

        (a)(i)                            Summary (Classes B and C only); SSgA
                                          Funds; Highlights (Life Solutions
                                          Funds only); Additional
                                          Information--Organization,
                                          Capitalization and Voting

        (a)(ii), (b)                      Summary (Classes B and C only);
                                          Investment Objectives and Policies;
                                          Investment Restrictions and
                                          Policies; and Portfolio Maturity;
                                          Investment Objectives and Asset
                                          Allocation of the SSgA Life
                                          Solutions Funds (Life Solutions
                                          Funds only)

        (c)                               Investment Restrictions and
                                          Policies; Life Solutions Funds:
                                          Special Risk Considerations (Life
                                          Solutions Funds only)

5.      Management of the Fund            Summary (Classes B and C only);
                                          General Management; Fund Operating
                                          Expenses; and Portfolio Maturity

6.      Capital Stock and Other
        Securities

        (a)                               Additional Information--Organization,
                                          Capitalization and Voting

        (b)                               General Management

        (c)                               Not Applicable

        (d)                               Summary (Classes B and C only);
                                          Additional Information--Organization,
                                          Capitalization and Voting

        (e)                               Additional Information--Reports to
                                          Shareholders and Shareholder
                                          Inquiries

        (f)                               Dividends and Distributions

        (g)                               Taxes

7.      Purchase of Securities Being
        Offered

        (a)                               Summary (Classes B and C only);
                                          General Management--Distribution
                                          Services and Shareholder Servicing
                                          Arrangements

        (b)                               Valuation of Fund Shares; Purchase
                                          of Fund Shares

        (c)                               Not Applicable

        (d)                               Manner of Offering; Purchase of Fund
                                          Shares

        (e), (f)                          General management--Distribution
                                          Services and Shareholder Servicing
                                          Arrangements

8.      Redemption or Purchase

        (a)                               Summary (Classes B and C only);
                                          Redemption of Fund Shares

        (b)                               Not Applicable

        (c)                               Manner of Offering; Redemption of
                                          Fund Shares

        (d)                               Redemption of Fund Shares

9.      Pending Legal Proceedings         Not Applicable


PART B  ITEM NUMBER AND CAPTION           STATEMENT OF ADDITIONAL INFORMATION CAPTION

10.     Cover Page                        Cover Page

11.     Table of Contents                 Table of Contents

12.     General Information and History   Not Applicable

13.     Investment Objectives and
        Policies

        (a), (b), (c)                     Investments

        (d)                               (Prospectus)--Portfolio Maturity


14.     Management of the Fund

        (a), (b)                          Structure and Governance--Trustees
                                          and Officers

        (c)                               Not Applicable

15.     Control Persons and Principal
        Holders of Securities

        (a), (b)                          Structure and Governance--Controlling
                                          Shareholders; Additional
                                          Information--Organization
                                          Capitalization and Voting
                                          (Prospectus)

        (c)                               Structure and Governance--Controlling
                                          Shareholders

16.     Investment Advisory and Other
        Services

        (a), (b)                          Operation of Investment
                                          Company--Advisor; General
                                          Management--Advisory Agreement
                                          (Prospectus)

        (c)                               Not Applicable

        (d)                               Operation of Investment
                                          Company--Administrator

        (e)                               Not Applicable

        (f)                               Operation of Investment
                                          Company--Distribution Plan

        (g)                               Not Applicable

        (h), (i)                          Operation of Investment
                                          Company--Custodian and Transfer
                                          Agent; Additional
                                          Information--Custodian, Transfer
                                          Agent and Accountants (Prospectus)

17.     Brokerage Allocation and Other
        Policies

        (a), (b), (c)                     Operation of Investment
                                          Company--Brokerage Practices

        (d)                               Not Applicable

        (e)                               Operation of Investment
                                          Company--Brokerage Practices

18.     Capital Stock and Other
        Securities

        (a)                               Structure and
                                          Governance--Organization and Business
                                          History

        (b)                               Not Applicable

19.     Purchase, Redemption and Pricing
        of Securities Being Offered

        (a), (b), (c)                     Operation of Investment
                                          Company--Valuation of Fund Shares;
                                          (Prospectus)--Valuation of Fund
                                          Shares; Redemption of Fund Shares;
                                          Purchase of Fund Shares

20.     Tax Status                        Taxes

21.     Underwriters

        (a)                               Operation of Investment
                                          Company--Distribution Plan

        (b), (c)                          Not Applicable

22.     Calculation of Performance Data   Operation of Investment
                                          Company--Yield and Total Return
                                          Quotations

23.     Financial Statements              Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  SSgA FUNDS

                      Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Form N-1A Cross Reference Sheet

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. The Funds' shares are offered without sales commissions. However, the Funds pay certain distribution expenses under the Rule 12b-1 plan. This Prospectus describes and offers shares of beneficial interest in the Funds listed below:


 Money Market               Growth and Income                      Emerging Markets
 Yield Plus                 S&P 500 Index                          Active International
 Intermediate               Matrix Equity                          International Growth Opportunities
 Bond Market                Small Cap (Closed to new investors)    Life Solutions Income and Growth
 High Yield Bond            Special Equity                         Life Solutions Balanced
                            Real Estate Equity                     Life Solutions Growth

Each Life Solutions Fund attempts to meet its investment objective by investing in a different combination of the Investment Company's portfolios (the "Underlying Funds"). The Life Solutions Funds do not invest in a portfolio of securities but invest in shares of the Underlying Funds. The Investment Company believes that these combinations offer varying degrees of potential risk and reward.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT A MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



Investment Advisor, Custodian      Distributor:                   Administrator:
and Transfer Agent:
State Street Bank and Trust        Russell Fund Distributors,     Frank Russell Investment
Company                            Inc.                           Management Company

225 Franklin Street                One International Place        909 A Street

Boston, Massachusetts 02110        Boston, Massachusetts  02110   Tacoma, Washington  98402

                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

HIGHLIGHTS...............................................................................5


INVESTMENT OBJECTIVES....................................................................6


FUND OPERATING EXPENSES..................................................................7

   SSgA MONEY MARKET FUND................................................................7
   SSgA YIELD PLUS FUND..................................................................8
   SSgA INTERMEDIATE FUND................................................................9
   SSgA BOND MARKET FUND................................................................10
   SSgA HIGH YIELD BOND FUND............................................................11
   SSgA GROWTH AND INCOME FUND..........................................................12
   SSgA S&P 500 INDEX FUND..............................................................13
   SSgA MATRIX EQUITY FUND..............................................................14
   SSgA SMALL CAP FUND..................................................................15
   SSgA SPECIAL EQUITY FUND.............................................................16
   SSgA REAL ESTATE EQUITY FUND.........................................................17
   SSgA EMERGING MARKETS FUND...........................................................18
   SSgA ACTIVE INTERNATIONAL FUND.......................................................19
   SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND.........................................20
   SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND...........................................21
   SSgA LIFE SOLUTIONS BALANCED FUND....................................................21
   SSgA LIFE SOLUTIONS GROWTH FUND......................................................21

FINANCIAL HIGHLIGHTS....................................................................24

   SSgA MONEY MARKET FUND...............................................................24
   SSgA YIELD PLUS FUND.................................................................26
   SSgA INTERMEDIATE FUND...............................................................27
   SSgA BOND MARKET FUND................................................................28
   SSgA HIGH YIELD BOND FUND............................................................29
   SSgA GROWTH AND INCOME FUND..........................................................30
   SSgA S&P 500 INDEX FUND..............................................................31
   SSgA MATRIX EQUITY FUND..............................................................32
   SSgA SMALL CAP FUND..................................................................33
   SSgA SPECIAL EQUITY FUND.............................................................34
   SSgA REAL ESTATE EQUITY FUND.........................................................35
   SSgA EMERGING MARKETS FUND...........................................................36
   SSgA ACTIVE INTERNATIONAL FUND.......................................................37
   SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND.........................................38
   SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND...........................................39
   SSgA LIFE SOLUTIONS BALANCED FUND....................................................40
   SSgA LIFE SOLUTIONS GROWTH FUND......................................................41

SSgA FUNDS..............................................................................42


MANNER OF OFFERING......................................................................43


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.........................................43

   INVESTMENT OBJECTIVES AND POLICIES (ALL FUNDS EXCEPT LIFE SOLUTIONS FUNDS)...........43
     Investment Objectives and Asset Allocation of the SSgA Life Solutions Funds........49
     Investment Restrictions............................................................51

RISK FACTORS............................................................................60

   LIFE SOLUTIONS FUNDS: SPECIAL RISK FACTORS...........................................62

                                      -3-

PORTFOLIO MATURITY AND TURNOVER.........................................................62


TAXES...................................................................................65


VALUATION OF FUND SHARES................................................................66


PURCHASE OF FUND SHARES.................................................................67


REDEMPTION OF FUND SHARES...............................................................69


GENERAL MANAGEMENT......................................................................72

   PORTFOLIO MANAGEMENT.................................................................74

FUND EXPENSES...........................................................................77


PERFORMANCE CALCULATIONS................................................................77

   YIELD................................................................................77
   TOTAL RETURN.........................................................................78

ADDITIONAL INFORMATION..................................................................78


INFORMATION REGARDING STANDARD & POOR'S CORPORATION.....................................80

                                   HIGHLIGHTS


Fund Operating Expenses summarize the fees paid by shareholders in each Fund and the effect of these fees on a $1,000 investment. Pages 5 through 18.

Per Share Income and Capital Changes summarize significant financial information of each Fund from the commencement of operations through the period shown. Pages 19 through 34.

Eligible Investors are principally those US or foreign institutional and retail investors which invest for their own accounts or in a fiduciary or agency capacity. The minimum initial investment is $1,000 (except IRA accounts, which is $250 and the S&P 500 Index Fund, which is $10,000), minimum subsequent investments are $100, and the minimum account size is $1,000 for all Funds except the S&P 500 Index Fund, which is $10,000. Page 59.

Investment Objectives, Restrictions and Policies designated as "fundamental" may not be changed without the approval of a majority of each respective Fund's shareholders. Page 36.

Risk Factors apply to each Fund. There are investment risks in using futures contracts and options as a hedging technique. Investments in foreign securities, foreign currency and emerging markets countries also pose special risk that investors should be aware of. Page 52.

Dividends and Distributions will be reinvested in additional shares unless a shareholder elects to receive them in cash. Dividends from net investment income and net short-term capital gains are declared and paid according to a schedule set forth in this section. Distributions from net realized short- and long-term capital gains (if any) are declared at least annually. Page 56.

Taxes on the Funds should be none. Taxable US shareholders of the Funds will be subject to federal taxes on dividends and capital gains distributions, and may be subject to state or local taxes. Page 57.


Valuation of Fund Shares occurs once a day for the Money Market Fund as of the close of the New York Stock Exchange on the basis of fair market value on days that the Exchange or Boston Federal Reserve are open for business. The Money Market Fund uses the amortized cost pricing method to attempt to maintain a stable $1.00 per share net asset value. All other Funds value shares on each business day at the close of business of the New York Stock Exchange on the basis of fair market value. Page 58.


Purchase of Fund Shares includes no sales commission. The purchase price is the next computed net asset value. Shares are offered and orders to purchase are accepted on each business day. However, certain distribution expenses may be reimbursed to Russell Fund Distributors, Inc., the Funds' distributor, under an existing 12b-1 plan. Page 59.

Redemption of Fund Shares may be requested on any business day. There is no redemption charge. The redemption price is the next computed net asset value. The Funds reserve the right to redeem in kind any redemption request of more than $250,000 for each Fund. Page 61.

General Management is provided by Frank Russell Investment Management Company, as the administrator, which is responsible for supervising the Funds' operations; State Street Bank and Trust Company provides investment advisory services. Page 64.

Fund Expenses are borne by each Fund, with the primary expense being an investment advisory fee paid to the Advisor. Page 69.

Additional Information is also included in this Prospectus concerning the custodian, transfer agent and independent accountants; and organization, capitalization and voting. Page 70.

                              INVESTMENT OBJECTIVES


Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

The Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.




The Yield Plus Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

The Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

The Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.


The High Yield Bond Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.


The Growth and Income Fund seeks long-term capital growth, current income and growth of income primarily through investments in equity securities.

The S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

The Matrix Equity Fund seeks to provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

The Small Cap Fund seeks to maximize total return through investment in equity securities; at least 65% of total assets will be invested in securities issued by smaller capitalized issuers.


The Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities.

The Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.


The Active International Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.


The International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.


The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

                             FUND OPERATING EXPENSES


SSgA MONEY MARKET FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:

     Sales Load Imposed on Purchases                                 None
     Sales Load Imposed on Reinvested Dividends                      None
     Deferred Sales Load                                             None
     Redemption Fees                                                 None
     Exchange Fee                                                    None

     Annual Fund Operating Expenses: (as a percentage of average daily net assets)

     Advisory Fees                                                     .25%
     Fees for 12b-1 Distribution and Shareholder Servicing(1)          .09
     Other Expenses                                                    .07
                                                                       ----
     Total Operating Expenses(2)                                       .41%
                                                                       ====


     Examples:                                        1 year    3 years    5 years    10 years

     You would pay the following expenses on a          $ 4       $13        $23        $52
     $1,000 investment, assuming:  (i) 5.0% annual      ===       ===        ===        ===
     return; and (ii) redemption at the end of each
     time period:

----------------------------

(1)The ratio includes .05% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees.

(2)Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                             FUND OPERATING EXPENSES

SSgA YIELD PLUS FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                              None
     Sales Load Imposed on Reinvested Dividends                   None
     Deferred Sales Load                                          None
     Redemption Fees                                              None
     Exchange Fee                                                 None

     Annual Fund Operating Expenses: (as a percentage of
     average daily net assets)
     Advisory Fees                                                  .25%
     Fees for 12b-1 Distribution and Shareholder Servicing(1)       .08
     Other Expenses                                                 .08
                                                                    ----
     Total Operating Expenses(2)                                    .41%
                                                                    ====


     Examples:                                     1 year   3 years    5 years    10 years
     You would pay the following expenses on a       $4      $13        $23        $52
     $1,000 investment, assuming:  (i) 5% annual     ===     ===        ===        ===
     return; and (ii) redemption at the end of
     each time period:

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


----------------------------

(1)The ratio includes .04% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees.

(2)Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT

SSgA INTERMEDIATE FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                                      None
     Sales Load Imposed on Reinvested Dividends                           None
     Deferred Sales Load                                                  None
     Redemption Fees                                                      None
     Exchange Fee                                                         None

     Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
     Advisory Fees (After Fee Reimbursement)(1)                            .27%
     Fees for 12b-1 Distribution and Shareholder Servicing(1, 2)           .09
     Other Expenses(1)                                                     .24
                                                                           ---
     Total Operating Expenses (After Fee Reimbursement)(1, 3)              .60%
                                                                           ===

     Examples:                                       1 year    3 years    5 years    10 years
     You would pay the following expenses on a         $ 6       $19        $33        $75
     $1,000 investment, assuming:  (i) 5% annual       ===       ===        ===        ===
     return; and (ii) redemption at the end of
     each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

--------------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. The gross annual Advisory fee expense before reimbursement would be .80% of average daily net assets. The total operating expense of the Fund absent reimbursement would be 1.13% of average daily net assets on an annual basis. The reimbursement will continue until such time as the Board of Trustees of the Fund agrees to its modification or elimination but will remain in effect for the current fiscal year.

(2) The ratio includes .03% for 12b-1 Distribution and .06% for 12b-1 Shareholder Servicing Fees.

(3) The expense information in the table has been restated to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT

SSgA BOND MARKET FUND



The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                                 None
     Sales Load Imposed on Reinvested Dividends                      None
     Deferred Sales Load                                             None
     Redemption Fees                                                 None
     Exchange Fee                                                    None

     Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
     Advisory Fees (After Fee Reimbursement)(1)                       .28%
     Fees for 12b-1 Distribution and Shareholder Servicing(1,2)       .05
     Other Expenses(1,2)                                              .17
                                                                      ----
     Total Operating Expense After Fee Reimbursement)(1,3)            .50%
                                                                      ====



     Examples:                                      1 year    3 years    5 years    10 years
     You would pay the following expenses on a        $5       $16        $28        $63
     $1,000 investment, assuming:  (i) 5% annual      ==       ===        ===        ===
     return; and (ii) redemption at the end of
     each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

-----------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The gross annual Advisory fee expense before reimbursement would be .30% of average daily net assets. The total operating expense of the Fund absent reimbursement would be .52% of average daily net assets on an annual basis. The reimbursement agreement will remain in effect for the current fiscal year.

(2) The ratio includes .03% for 12b-1 Distribution and .02% for 12b-1 Shareholder Servicing Fees


(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged. These fees would be in addition to any amounts received by the financial intermediary under its Shareholder Servicing Agreement with the Investment Company or Distributor. The Agreement requires each financial intermediary to disclose to its clients any compensation payable to it by the Investment Company or Distributor and any other compensation payable by the client for various services provided in connection with their accounts.

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT

SSgA HIGH YIELD BOND FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                                 None
     Sales Load Imposed on Reinvested Dividends                      None
     Deferred Sales Load                                             None
     Redemption Fees                                                 None
     Exchange Fee                                                    None

     Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
     Advisory Fees (After Fee Reimbursement)(1)                        .00%
     Fees for 12b-1 Distribution and Shareholder Servicing(1,2)        .06
     Other Expenses(1)                                                 .59
                                                                       ----
     Total Operating Expenses (After Fee Reimbursement)(1,3)           .65%
                                                                       ====


     Examples:                                                       1 year          3 years
     You would pay the following expenses on a $1,000 investment,      $7             $21
     assuming:  (i) 5% annual return; and (ii) redemption at the       ==             ===
     end of each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The total operating expense of the Fund absent reimbursement would be 1.66% of average daily net assets on an annual basis. The reimbursement agreement will remain in effect for the current fiscal year. The gross annual Advisory fee expense before reimbursement would be .30% of average daily net assets.

(2) The ratio includes .03% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT

SSgA GROWTH AND INCOME FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                                 None
     Sales Load Imposed on Reinvested Dividends                      None
     Deferred Sales Load                                             None
     Redemption Fees                                                 None
     Exchange Fee                                                    None

     Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
     Advisory Fees (After Fee Reimbursement)(1)                          .81%
     Fees for 12b-1 Distribution and Shareholder Servicing (1,2)         .12
     Other Expenses(1)                                                   .17
                                                                        -----
     Total Operating Expenses (After Fee Reimbursement)(1,3)            1.10%
                                                                        =====


     Examples:                                       1 year    3 years    5 years    10 years
     You would pay the following expenses on a        $10       $32        $56       $124
     $1,000 investment, assuming:  (i) 5% annual      ===       ===        ===       ====
     return; and (ii) redemption at the end of
     each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

----------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.14% of average daily net assets on an annual basis. This reimbursement will continue until such time as the Board of Trustees agrees to its modification or elimination but will remain in effect for the current fiscal year. The gross annual Advisory fee expense before reimbursement would be .85% of average daily net assets.

(2) The ratio includes .05% for 12b-1 Distribution and .07% for 12b-1 Shareholder Servicing Fees

(3) The expense information in the table has been restated to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                    FUND OPERATING EXPENSES AFTER FEE WAIVER

SSgA S&P 500 INDEX FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



     Shareholder Transaction Expenses:
     Sales Load Imposed on Purchases                                 None
     Sales Load Imposed on Reinvested Dividends                      None
     Deferred Sales Load                                             None
     Redemption Fees                                                 None
     Exchange Fee                                                    None

     Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
     Advisory Fees (After Fee Waiver)(1)                              .01%
     Fees for 12b-1 Distribution and Shareholder Servicing(1,2)       .08
     Other Expenses(1)                                                .09
                                                                      ----
     Total Operating Expenses (After Fee Waiver)(1,3)                 .18%
                                                                      ====


     Examples:                                       1 year    3 years    5 years    10 years
     You would pay the following expenses on a         $2       $ 6        $10        $23
     $1,000 investment, assuming:  (i) 5% annual       ==       ===        ===        ===
     return; and (ii) redemption at the end of
     each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

---------------------------

(1) The Advisor voluntarily agrees to waive up to the full amount of its Advisory fee of .10% of average daily net assets to the extent that total expenses exceed .18% of average daily net assets on an annual basis. The total operating expenses of the Fund absent the fee waiver would be .27% of average daily net assets on an annual basis. The gross annual Advisory expense before the fee waiver would be .10% of average daily net assets. The Advisory fee waiver agreement will remain in effect for the current fiscal year.

(2) The ratio includes .04% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees

(3) The expense information in the table has been restated to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                    FUND OPERATING EXPENSES AFTER FEE WAIVER

SSgA MATRIX EQUITY FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Waiver)(1)                                 .50%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)          .13
      Other Expenses(1)                                                   .10
                                                                          ----
      Total Operating Expenses (After Fee Waiver)(1,3)                    .73%
                                                                          ====



      Examples:                                     1 year    3 years    5 years    10 years
      You would pay the following expenses on a       $7       $23        $41        $91
      $1,000 investment, assuming:  (i) 5% annual     ==       ===        ===        ===
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

---------------------------------

(1) The Advisor has voluntarily agreed to waive .25% of its advisory fee. The gross annual Advisory expense before the waiver would be .75% of average daily net assets. The total operating expense of the Fund absent the fee waiver would be .98% of average daily net assets on an annual basis. The Advisory fee waiver agreement will remain in effect for the current fiscal year.

(2) The ratio includes .04% for 12b-1 Distribution and .09% for 12b-1 Shareholder Servicing Fees

(3) The expense information in the table has been restated to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                             FUND OPERATING EXPENSES

SSgA SMALL CAP FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."


      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees                                                       .75%
      Fees for 12b-1 Distribution and Shareholder Servicing(1)            .16
      Other Expenses(1)                                                   .13
                                                                         -----
      Total Operating Expenses(2,3)                                      1.04%
                                                                         =====


      Examples:                                     1 year    3 years    5 years    10 years
      You would pay the following expenses on a         $11       $33        $57       $127
      $1,000 investment, assuming:  (i) 5% annual       ===       ===        ===       ====
      return; and (ii) redemption at the end of each
      time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

----------------------------

(1) The ratio includes .07% for 12b-1 Distribution and .09% for 12b-1 Shareholder Servicing Fees

(2) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

(3) The expense information in the table has been restated to reflect current fees.

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT

SSgA SPECIAL EQUITY FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                              None
      Sales Load Imposed on Reinvested Dividends                   None
      Deferred Sales Load                                          None
      Redemption Fees                                              None
      Exchange Fee                                                 None

      Annual Fund Operating Expenses:  (as a percentage of
      average daily net assets)
      Advisory Fees (After Fee Reimbursement)(1)                       .30%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)       .05
      Other Expenses                                                   .75
                                                                      -----
      Total Operating Expenses (After Fee Reimbursement)(1,3)         1.10%
                                                                      =====




      Examples:                                       1 year      3 years
      You would pay the following expenses on a        $11         $35
      $1,000 investment, assuming:  (i) 5% annual      ===         ===
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------

(1) The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.55% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year. The gross annual Advisory expenses before reimbursement would be .75% of average daily net assets.

(2) The Fund's Rule 12b-1 Plan permits charges of up to .25% of the average daily value of net assets on an annual basis. Shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. The Advisor currently limits certain shareholder servicing payments to itself. Currently, the ratio includes .02% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                    FUND OPERATING EXPENSES AFTER FEE WAIVER

SSgA REAL ESTATE EQUITY FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Waiver)(1)                                 .27%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)          .06
      Other Expenses(1)                                                   .67
                                                                         -----
      Total Operating Expenses (After Fee Waiver)(1,3)                   1.00%
                                                                         =====


      Examples:                                       1 year    3 years
      You would pay the following expenses on a        $10       $32
      $1,000 investment, assuming:  (i) 5% annual      ===       ===
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------

(1) The Advisor voluntarily agrees to waive up to the full amount of its Advisory fee of .65% to the extent that total expenses exceed 1.00% on an annual basis. The total operating expenses of the Fund absent fee waiver would be 1.38% of average daily net assets on an annual basis. The Advisory fee waiver will be in effect for the current fiscal year.

(2) The ratio includes .03% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT

SSgA EMERGING MARKETS FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Reimbursement)(1)                          .62%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)          .12
      Other Expenses(1)                                                   .51
                                                                         -----
      Total Operating Expenses (After Fee Reimbursement)(1,3)            1.25%
                                                                         =====


      Examples:                                     1 year    3 years    5 years    10 years
      You would pay the following expenses on a      $13       $40        $69       $151
      $1,000 investment, assuming:  (i) 5% annual    ===       ===        ===       ====
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

--------------------------------

(1) The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. The gross annual Advisory fee expense before reimbursement would be .75% of average daily net assets. The total operating expenses of the Fund absent reimbursement would be 1.38% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year.

(2) The ratio includes .09% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                    FUND OPERATING EXPENSES AFTER FEE WAIVER

SSgA ACTIVE INTERNATIONAL FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Waiver)(1)                                 .46%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)           .07
      Other Expenses(1)                                                   .47
                                                                         -----
      Total Operating Expenses (After Fee Waiver)(1,3)                   1.00%
                                                                         =====


      Examples:                                       1 year    3 years    5 years    10 years
      You would pay the following expenses on a        $10       $32        $55       $122
      $1,000 investment, assuming:  (i) 5% annual      ===       ===        ===       ====
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------------

(1) The Advisor voluntarily agrees to waive up to the full amount of its Advisory fee of .75% of average daily net assets to the extent that total expenses exceed 1.00% on an annual basis. The total operating expenses of the Fund absent the fee waiver would be 1.29% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year.

(2) The ratio includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                              None
      Sales Load Imposed on Reinvested Dividends                   None
      Deferred Sales Load                                          None
      Redemption Fees                                              None
      Exchange Fee                                                 None

      Annual Fund Operating Expenses:  (as a percentage of
      average daily net assets)
      Advisory Fees (After Fee Reimbursement)(1)                       .19%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)       .05
      Other Expenses(1)                                                .86
                                                                      -----
      Total Operating Expenses (After Fee Reimbursement)(1,3)         1.10%
                                                                      =====


      Examples:                                       1 year    3 years
      You would pay the following expenses on a        $10       $32
      $1,000 investment, assuming:  (i) 5% annual      ===       ===
      return; and (ii) redemption at the end of
      each time period:



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------

(1) The Advisor has agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.66% of average daily net assets on an annual basis. The reimbursement agreement will remain in effect for the current fiscal year. The gross annual Advisory fee expense before reimbursement would be .75% of average daily net assets.

(2) The Fund's Rule 12b-1 Plan permits charges of up to .25% of the average daily value of net assets on an annual basis. Shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. The Advisor currently limits certain shareholder servicing payments to itself. Currently, the ratio includes .02% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT

SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND


SSgA LIFE SOLUTIONS BALANCED FUND


SSgA LIFE SOLUTIONS GROWTH FUND


The following expense table lists the various costs and expenses that an investor in the Life Solutions Funds will incur directly or indirectly. In addition to the expenses identified below, each Life Solutions Fund will indirectly bear its pro rata share of the expense of the Underlying Funds in which the Life Solutions Fund invests. The amounts shown are based on estimates of each Life Solutions Fund's operating expenses for its first full year of operation. THE EXAMPLES SHOULD NOT BE CONSIDERED A STATEMENT OF ACTUAL PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



 Shareholder Transaction Expenses:                           Income and     Balanced     Growth
                                                             Growth
 Sales Charge Imposed on Purchases                           None           None         None
 Sales Charge Imposed on Reinvested Dividends                None           None         None
 Deferred Sales Charge                                       None           None         None
 Redemption Fees                                             None           None         None
 Exchange Fee                                                None           None         None

 Annual Life Solutions Fund Operating Expenses:  (as a
 percentage of average daily net assets)
 Advisory Fees                                               None           None         None
 Fees for 12b-1 Distribution and Shareholder Servicing(1)        .15%           .15%         .15%
 Other Expenses (After Fee Reimbursement)(1)                     .30            .21          .26
                                                                 ----           ----         ----
 Total Operating Expenses (After Reimbursement)(2,3)             .45%           .36%         .41%
                                                                 ====           ====         ====



Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

-------------------------------

(1) The Advisor has voluntarily agreed to cap Life Solutions Funds' expenses (except for 12b-1 expenses) at .30%. The Other Expenses and Total Operating Expenses of the Life Solutions Income and Growth, Balanced and Growth Funds absent the reimbursement would be .57%, .21%, and .26%; and .72%, .36% and .41%, respectively, of average daily net assets on an annual basis. The fee reimbursement agreement will remain in effect for the current fiscal year.

(2) The ratio includes .02% for 12b-1 Distribution and .13% for 12b-1 Shareholder Servicing Fees

(3) Investors purchasing Life Solutions Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

While the Life Solutions Funds are expected to operate at a .30% expense cap after payment of 12b-1 fees, shareholders in a Life Solutions Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the Life Solutions Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Life Solutions Funds may invest (based on information as of August 31, 1998). Where applicable, expense ratios are restated to reflect current fees and give effect to all waiver and reimbursement arrangements. As explained in this Prospectus, each Life Solutions Fund intends to invest in some, but not all, of the Underlying Funds.


     ------------------------------------------------------------------------------------------
     Underlying Fund                        Expense Ratio Before and After Fee Waivers and/or
                                            Expense Reimbursements (%)
     ------------------------------------------------------------------------------------------
                                            Before                         After
     ------------------------------------------------------------------------------------------
      S&P 500 Index                              .27                            .18
     ------------------------------------------------------------------------------------------
      Matrix Equity                              .98                            .73
     ------------------------------------------------------------------------------------------
      Small Cap                                 1.04                           1.04
     ------------------------------------------------------------------------------------------
      Special Equity                            1.55                           1.10
     ------------------------------------------------------------------------------------------
      Real Estate Equity                        1.38                           1.00
     ------------------------------------------------------------------------------------------
      Growth and Income                         1.14                           1.10
     ------------------------------------------------------------------------------------------
      Active International                      1.29                           1.00
     ------------------------------------------------------------------------------------------
      Emerging Markets                          1.38                           1.25
     ------------------------------------------------------------------------------------------
      International Growth Opportunities        1.66                           1.10
     ------------------------------------------------------------------------------------------
      Bond Market                               0.52                           0.50
     ------------------------------------------------------------------------------------------
      Intermediate                              1.32                           0.60
     ------------------------------------------------------------------------------------------
      High Yield Bond                           1.66                           0.65
     ------------------------------------------------------------------------------------------
      Yield Plus                                0.41                           0.41
     ------------------------------------------------------------------------------------------
      Money Market                              0.41                           0.41
     ------------------------------------------------------------------------------------------
      US Gov't Money Market                     0.42                           0.42
     ------------------------------------------------------------------------------------------

Each Life Solutions Fund will indirectly bear the expenses of its shares of the Underlying Funds. Based on current expectations and the weighted exposure to the Underlying Funds, the following is the indirect expense ratio (before and after fee waivers and or expense reimbursements) of each Life Solutions Fund:


     ------------------------------------------------------------------------------------------
     Life Solutions Fund                    Average Indirect Expense Ratios Before and After
                                            Fee Waiver and/or Expense Reimbursement (%)
     ------------------------------------------------------------------------------------------
                                            Before                         After
     ------------------------------------------------------------------------------------------
      Income and Growth Fund                    0.72                           0.45
     ------------------------------------------------------------------------------------------
      Balanced Fund                             0.36                           0.36
     ------------------------------------------------------------------------------------------
      Growth Fund                               0.41                           0.41
     ------------------------------------------------------------------------------------------

Examples:

Using the above indirect and direct expense ratios for the Life Solutions Funds, you would pay the following expenses on a $1,000 investment, assuming: (i) 5% annual return; and (ii) redemption at the end of each time period:


     -------------------------------------------------------------------------------------
                                                  1 year   3 years   5 years   10 years
     -------------------------------------------------------------------------------------
      Life Solutions Income and Growth Fund         $11      $33       $58      $128
     -------------------------------------------------------------------------------------
      Life Solutions Balanced Fund                   11       35        61       134
     -------------------------------------------------------------------------------------
      Life Solutions Growth Fund                     12       37        63       140
     -------------------------------------------------------------------------------------

The examples should not be considered a statement of actual past or future expenses. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS


SSgA MONEY MARKET FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                          1998         1997          1996         1995          1994         1993
 NET ASSET VALUE, BEGINNING OF           $1.0000      $1.0000       $1.0000      $1.0000       $1.0000      $1.0000
 PERIOD                                  -------      -------       -------      -------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                 .0528        .0516         .0524        .0538         .0330        .0320
 LESS DISTRIBUTIONS:
     Net investment income                (.0528)      (.0516)       (.0524)      (.0538)       (.0330)      (.0320)
 NET ASSET VALUE, END OF PERIOD          $1.0000      $1.0000       $1.0000      $1.0000       $1.0000      $1.0000
 TOTAL RETURN (%)(1)                        5.41         5.28          5.36         5.52          3.35         3.24
 RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000     5,477,326    4,278,165     3,475,409    2,752,895     3,020,796    2,502,483
     omitted)
     Ratios to average net assets
     (%)(2):
       Operating expenses                    .41          .39           .39          .39           .36          .33
       Net investment income                5.28         5.17          5.20         5.37          3.33         3.20



FINANCIAL HIGHLIGHTS ARE CONTINUED ON THE FOLLOWING PAGE

------------------------------------
(1) Periods less than one year are not annualized.
(2) Annualized.

                                                         1992          1991         1990          1989
 NET ASSET VALUE, BEGINNING OF PERIOD                   $1.0000       $1.0000      $1.0000       $1.0000
                                                        -------       -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                .0458         .0686        .0817         .0883
 LESS DISTRIBUTIONS:
     Net investment income                               (.0458)       (.0686)      (.0817)       (.0883)
                                                        -------       -------      -------       -------
 NET ASSET VALUE, END OF PERIOD                         $1.0000       $1.0000      $1.0000       $1.0000
                                                        =======       =======      =======       =======
 TOTAL RETURN (%)(1)                                       4.68          7.08         8.48          9.19
 RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)           4,263,057     1,645,428      650,598       442,614
     Ratios to average net assets (%)(2):
       Operating expenses                                   .35           .37          .37           .43
       Net investment income                               4.40          6.59         8.13          8.97


----------------------------
(1) Periods less than one year are not annualized.
(2) Annualized.

                              FINANCIAL HIGHLIGHTS

SSgA YIELD PLUS FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                               1998        1997          1996         1995         1994        1993++
   NET ASSET VALUE, BEGINNING OF PERIOD       $10.01      $10.00        $10.00        $9.99       $10.01      $10.00
                                              ------      ------        ------        -----       ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                     .57         .54           .56          .56          .38         .27
       Net realized and unrealized gain
       on investment                            (.04)        .01           .00          .02         (.02)        .01
                                              ------      ------        ------        -----       ------      ------
       Total From Investment Operations          .53         .55           .56          .58          .36         .28
                                              ------      ------        ------        -----       ------      ------
   LESS DISTRIBUTIONS:
       Net investment income                    (.57)       (.54)         (.56)        (.56)        (.38)       (.27)
       In excess of net                        --          --            --            (.00)       --          --
       In excess of net realized gain on
       investments                              (.57)      --            --            (.01)       --          --
                                              ------      ------        ------        -----       ------      ------
       Total Distributions                      (.57)       (.54)         (.56)        (.57)        (.38)       (.27)
                                              ------      ------        ------        -----       ------      ------
  NET ASSET VALUE, END OF PERIOD               $9.97      $10.01        $10.00       $10.00        $9.99      $10.01
                                              ======      ======        ======       ======       ======      ======
  TOTAL RETURN(%)(1)
  RATIOS/SUPPLEMENTAL DATA                      5.40        5.67          5.73         6.01         3.65        2.85
       Net assets, end of year ($omitted)    672,465     840,055       933,485    1,447,097    1,358,464     589,594
       Ratios to average net assets (%)(2)
          Operating expenses                     .41         .38           .36          .38          .35         .38
          Net investment income                 5.66        5.42          5.59         5.64         3.82        3.54
       Portfolio turnover rate (%)(2)         249.10       92.38         97.05       199.69       142.68      137.86

---------------------
++ For the period November 9, 1992 (commencement of operations) to August 31, 1993.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1993 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA INTERMEDIATE FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                                            1998            1997           1996           1995            1994++
                                                           ------           -----          -----          -----          ------
          NET ASSET VALUE, BEGINNING OF PERIOD              $9.76           $9.57          $9.72          $9.37          $10.00
                                                           ------           -----          -----          -----          ------
          INCOME FROM INVESTMENT OPERATIONS:
              Net investment income                           .53             .54            .53            .56             .42
              Net realized and unrealized gain (loss)         .28             .20           (.14)           .34            (.76)
              on investments                               ------           -----          -----          -----          ------
              Total From Investment Operations                .81             .74            .39            .90            (.34)
                                                           ------           -----          -----          -----          ------
          LESS DISTRIBUTIONS:
              Net investment income                          (.53)           (.55)          (.54)          (.55)           (.29)
                                                           ------           -----          -----          -----          ------
          NET ASSET VALUE, END OF PERIOD                   $10.04           $9.76          $9.57          $9.72           $9.37
                                                           ======           =====          =====          =====          ======
          TOTAL RETURN (%)(1)                                8.64            8.00           4.12          10.05           (3.42)
          RATIOS/SUPPLEMENTAL DATA
              Net assets, end of year ($000 omitted)       76,691          53,834         41,518         33,893          19,963
              Ratios to average net assets (%)(2):
                 Operating expenses, net                      .60             .60            .60            .60             .60
                 Operating expenses, gross                   1.13            1.30           1.38           1.67            1.51
                 Net investment income                       5.51            5.78           5.57           6.29            5.11
              Portfolio turnover (%)(2)                    251.17          242.76         221.73          26.31           15.70

----------------------
++ For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(1) Periods less than one year are not annualized.
(2) The ratios for the period August 31, 1994 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA BOND MARKET FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                                                1998           1997           1996++
                                                               ------          -----         ------
              NET ASSET VALUE, BEGINNING OF PERIOD              $9.97          $9.63         $10.00
                                                               ------          -----         ------
              INCOME FROM INVESTMENT OPERATIONS:
                  Net investment income                           .55            .53            .27
                  Net realized and unrealized gain (loss)         .40            .35           (.49)
                  on investments                               ------          -----         ------
                  Total From Investment Operations                .95            .88           (.22)
                                                               ------          -----         ------
              LESS DISTRIBUTIONS:
                  Net investment income                          (.54)          (.54)          (.15)
                  Net realized gain on investments               (.03)          --             --
                                                               ------          -----         ------
                  Total Distributions                            (.57)          (.54)          (.15)
                                                               ------          -----         ------
              NET ASSET VALUE, END OF PERIOD                   $10.35          $9.97          $9.63
                                                               ======          =====         ======
              TOTAL RETURN (%)(1)                                9.86           9.47          (2.19)
              RATIOS/SUPPLEMENTAL DATA
                  Net assets, end of year ($000 omitted)      190,151         87,670         29,015
                  Ratios to average net assets (%)(2):
                      Operating expenses, net                     .48            .50            .63
                      Operating expenses, gross                   .52            .74            .93
                      Net investment income                      5.74           6.05           5.66
                  Portfolio turnover (%)(2)                    565.75         453.14         313.85

---------------------
++ For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(1) Periods less than one year are not annualized.
(2) Annualized.

                              FINANCIAL HIGHLIGHTS

SSgA HIGH YIELD BOND FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                                     1998++
                                                     ------
 NET ASSET VALUE, BEGINNING OF PERIOD                $10.00
                                                     ------
 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                              .18
     Net realized and unrealized gain (loss) on        (.24)
     investment                                      ------
     Total From Investment Operations                  (.06)
                                                     ------
 LESS DISTRIBUTIONS:
     Net investment income                             (.04)
 NET ASSET VALUE, END OF PERIOD                       $9.90
                                                     ======
 TOTAL RETURN (%)(1)                                   (.59)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)          11,908
     Ratios to average net assets (%)(2):
        Operating expenses, net                         .65
        Operating expenses, gross                      1.66
        Net investment income                          6.38
     Portfolio turnover (%)(2)                       532.59

------------------------
++  For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1998 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA GROWTH AND INCOME FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                             1998          1997          1996          1995          1994++
                                            -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 18.08       $ 13.36       $ 11.95       $ 10.51       $ 10.00
                                            -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                       .11           .12           .15           .18           .15
    Net realized and unrealized gain           1.83          5.18          1.46          1.44           .47
    (loss) on investments                   -------       -------       -------       -------       -------
    Total From Investment Operations           1.94          5.30          1.61          1.62           .62
                                            -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
    Net investment income                      (.11)         (.14)         (.16)         (.18)         (.11)
    Net realized gain on investment           (1.81)         (.44)         (.04)           --            --
                                            -------       -------       -------       -------       -------
    Total Distributions                       (1.92)         (.58)         (.20)         (.18)         (.11)
                                            -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD              $ 18.10       $ 18.08       $ 13.36       $ 11.95       $ 10.51
                                            =======       =======       =======       =======       =======
TOTAL RETURN (%)(1)                           10.93         40.95         13.57         15.66          6.23
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000           111,626        71,736        55,823        43,884        26,747
    omitted)
    Ratios to average net assets (%)(2):
       Operating expenses, net                  .95           .95           .95           .95           .95
       Operating expenses, gross               1.14          1.21          1.40          1.61          1.44
       Net investment income                    .57           .82          1.15          1.72          1.75
    Portfolio turnover (%)(2)                 66.44         29.88         38.34         39.32         36.48

------------------
++ For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1994 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA S&P 500 INDEX FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                       1998        1997         1996         1995         1994        1993++
                                                      ------      ------       ------       ------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD                  $18.96      $14.41       $12.81       $10.89       $10.72       $10.00
                                                      ------      ------       ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .31         .32          .32          .29          .26          .15
    Net realized and unrealized gain (loss) on          1.18        5.22         1.98         1.95          .29          .65
    investments                                       ------      ------       ------       ------       ------       ------
    Total From Investment Operations                    1.49        5.54         2.30         2.24          .55          .80
                                                      ------      ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
    Net investment income                               (.32)       (.32)        (.31)        (.29)        (.26)        (.08)
    Net realized gain on investment                     (.71)       (.67)        (.39)        (.03)        (.07)          --
    In excess of net realized gain on investments         --          --           --           --         (.05)          --
                                                      ------      ------       ------       ------       ------       ------
    Total Distributions                                (1.03)       (.99)        (.70)        (.32)        (.38)        (.08)
                                                      ------      ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                        $19.42      $18.96       $14.41       $12.81       $10.89       $10.72
                                                      ======      ======       ======       ======       ======       ======
TOTAL RETURN (%)(1)                                     7.91       40.30        18.46        21.11         5.29         8.06
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000 omitted)           1,615,913   1,299,571    704,683      545,200      361,712      238,666
    Ratios to average net assets (%)(2):
       Operating expenses, net                           .17         .16          .18          .19          .15          .15
       Operating expenses, gross                         .27         .26          .28          .29          .25          .35
       Net investment income                            1.50        2.00         2.32         2.76         2.69         3.02
    Portfolio turnover (%)(2)                          26.17        7.54        28.72        38.56         7.97        48.10

------------------
++ For the period December 30, 1992 (commencement of operations) to August 31,
   1993.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1993 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA MATRIX EQUITY FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                  1998        1997        1996         1995        1994        1993         1992++
                                                 -------     -------     -------      -------     -------     -------       ------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 18.41     $ 14.13     $ 13.93      $ 12.06     $ 11.95     $  9.78       $10.00
                                                 -------     -------     -------      -------     -------     -------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                            .17         .21         .24          .28         .24         .18          .05
    Net realized and unrealized gain (loss)          .29        5.43        1.64         1.93         .28        2.17         (.27)
    on investments                               -------     -------     -------      -------     -------     -------       ------
    Total From Investment Operations                 .46        5.64        1.88         2.21         .52        2.35         (.22)
                                                 -------     -------     -------      -------     -------     -------       ------
LESS DISTRIBUTIONS:
    Net investment income                           (.19)       (.22)       (.24)        (.28)       (.23)       (.18)          --
    Net realized gain on investment                 3.00       (1.14)      (1.44)        (.06)       (.09)         --           --
    In excess of net realized gain on                 --          --          --           --        (.09)         --           --
    investments                                  -------     -------     -------      -------     -------     -------       ------
    Total Distributions                            (3.19)      (1.36)      (1.68)        (.34)       (.41)       (.18)          --
                                                 -------     -------     -------      -------     -------     -------       ------
NET ASSET VALUE, END OF PERIOD                    $15.68      $18.41      $14.13       $13.93     $ 12.06     $ 11.95        $9.78
                                                 =======     =======     =======      =======     =======     =======       ======
TOTAL RETURN (%)(1)                                 2.09       42.75       14.67        18.81        4.41       24.24        (2.20)
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000 omitted)       445,077     429,397     261,888      198,341     130,764     62,549       12,408
    Ratios to average net assets (%)(2):
      Operating expenses, net                        .69         .58         .66          .68         .58         .60          .18
      Operating expenses, gross                      .97         .96        1.04         1.06         .96        1.25         1.90
      Net investment income                          .97        1.33        1.76         2.25        2.16        2.13         2.69
    Portfolio turnover (%)(2)                     133.63      117.27      150.68       129.98      127.20       57.65         None

-------------------
++  For the period May 4, 1992 (commencement of operations) to August 31, 1992.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1992 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA SMALL CAP FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                             1998         1997         1996         1995+        1994        1993         1992++
                                            ------       ------       ------       ------       ------      ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD         22.11       $17.44       $14.42       $11.88       $12.24      $10.09       $10.00
                                            ------       ------       ------       ------       ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                      .02          .03          .04          .13          .21         .22          .04
    Net realized and unrealized gain         (4.54)        5.87         3.25         3.19          .24        2.14          .05
    (loss) on investments                   ------       ------       ------       ------       ------      ------       ------
    Total From Investment Operations         (4.52)        5.90         3.29         3.32          .45        2.36          .09
                                            ------       ------       ------       ------       ------      ------       ------
LESS DISTRIBUTIONS:
    Net investment income                      .04         (.01)        (.07)        (.15)        (.21)       (.21)          --
    Net realized gain on investment          (1.10)       (1.22)        (.20)        (.58)        (.60)         --           --
    In excess of net realized gain on         (.49)          --           --         (.05)          --          --           --
    investments                             ------       ------       ------       ------       ------      ------       ------
    Total Distributions                      (1.63)       (1.23)        (.27)        (.78)        (.81)       (.21)          --
                                            ------       ------       ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD              $15.96       $22.11       $17.44       $14.42       $11.88      $12.24       $10.09
                                            ======       ======       ======       ======       ======      ======       ======
 TOTAL RETURN (%)(1)                        (22.32)       33.85        23.14        30.04         3.90       23.66          .90
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year ($000 omitted)    344,630      149,808      55,208       23,301       25,716      34,815       9,392
 Ratios to average net assets (%)(2):
    Operating expenses, net                   1.04         1.00         1.00          .97          .30         .25          .25
    Operating expenses, gross                 1.04         1.09         1.18         1.58          .81        1.18         1.71
    Net investment income                      .10          .18          .26          .81         1.73        1.85         2.55
 Portfolio turnover (%)(b)                   86.13       143.79        76.85       192.88        44.86       81.14         4.59

--------------------
+ Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund.
++  For the period July 1, 1992 (commencement of operations) to August 31, 1992.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1992 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA SPECIAL EQUITY FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                     1998++
                                                     ------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                               .01
    Net realized and unrealized gain (loss) on        (2.84)
    investment                                       ------
    Total From Investment Operations                  (2.83)
                                                     ------
NET ASSET VALUE, END OF PERIOD                        $7.17
                                                     ======
TOTAL RETURN (%)(1)                                  (28.30)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)          13,146
     Ratios to average net assets (%)(2):
        Operating expenses, net                        1.10
        Operating expenses, gross                      1.55
        Net investment income                           .24
     Portfolio turnover (%)(2)                        88.36

------------------
++  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1998 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA REAL ESTATE EQUITY FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                     1998++
                                                     ------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                               .15
    Net realized and unrealized gain (loss) on        (1.94)
    investment                                       ------
    Total From Investment Operations                  (1.79)
                                                     ------
LESS DISTRIBUTIONS:
    Net investment income                              (.04)
                                                     ------
NET ASSET VALUE, END OF PERIOD                        $8.17
                                                     ======
TOTAL RETURN (%)(1)                                  (17.99)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)          18,458
     Ratios to average net assets (%)(2):
        Operating expenses, net                        1.00
        Operating expenses, gross                      1.38
        Net investment income                          5.21
     Portfolio turnover (%)(2)                        17.36

--------------------
++  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1998 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA EMERGING MARKETS FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                              1998          1997          1996          1995         1994++
                                            -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD         $12.33        $10.87        $10.30        $11.45        $10.00
                                            -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           .18           .12           .11           .14           .05
    Net realized and unrealized gain          (5.58)         1.51           .68         (1.19)         1.40
    (loss) on investments                   -------       -------       -------       -------       -------
    Total From Investment Operations          (5.40)         1.63           .79         (1.05)         1.45
                                            -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
    Net investment income                      (.15)         (.11)         (.12)         (.10)           --
    Net realized gain on investment              --          (.06)         (.10)           --            --
                                            -------       -------       -------       -------       -------
    In excess of net realized gain on          (.26)           --            --            --            --
    investments                             -------       -------       -------       -------       -------
Total Distributions                            (.41)         (.17)         (.22)         (.10)           --
                                            -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                $6.52        $12.33        $10.87        $10.30        $11.45
                                            =======       =======       =======       =======       =======
 TOTAL RETURN (%)(1)                         (45.36)        15.12          7.83         (9.28)        14.50
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year ($000 omitted)     206,370       252,708       120,216       68,385        27,479
 Ratios to average net assets (%)(2):
     Operating expenses, net                   1.25          1.25          1.28          1.50          1.50
     Operating expenses, gross                 1.38          1.51          1.67          1.90          2.45
     Net investment income                     1.85          1.07          1.10          1.74          1.31
 Portfolio turnover (%)                       35.55         15.00          4.36         19.77         --

--------------------
++  For the period March 1, 1994 (commencement of operations) to August 31,
    1994.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1994 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA ACTIVE INTERNATIONAL FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                              1998           1997          1996           1995++
                                             ------         ------        ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD         $10.85         $10.96        $10.89         $10.00
                                             ------         ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                       .16            .10           .36            .03
    Net realized and unrealized gain          (1.13)           .03           .28            .86
    (loss) on investments                    ------         ------        ------         ------
    Total From Investment Operations           (.97)           .13           .64            .89
                                             ------         ------        ------         ------
LESS DISTRIBUTIONS:
    Net investment income                      (.15)          (.18)         (.57)            --
    Net realized gain on investment            (.49)          (.06)           --             --
                                             ------         ------        ------         ------
Total Distributions                            (.64)          (.24)         (.57)            --
                                             ------         ------        ------         ------
NET ASSET VALUE, END OF PERIOD                $9.24         $10.85        $10.96         $10.89
                                             ======         ======        ======         ======
TOTAL RETURN (%)(1)                           (9.50)          1.17          6.22           8.90
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000           76,565         83,930        54,595         25,186
    omitted)
    Ratios to average net assets (%)(2):
       Operating expenses, net                 1.00           1.00          1.00           1.79
       Operating expenses, gross               1.29           1.40          1.47           2.56
       Net investment income                   1.23           1.12          1.16           1.11
    Portfolio turnover (%)(2)                 74.79          48.29         22.02           7.17

-----------------
++  For the period March 7, 1995 (commencement of operations) to August 31,
    1995.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1995 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                     1998++
                                                     ------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                               .03
    Net realized and unrealized gain (loss) on        (1.61)
    investment                                       ------
    Total From Investment Operations                   1.58
                                                     ------
NET ASSET VALUE, END OF PERIOD                        $8.42
                                                     ======
TOTAL RETURN (%)(1)                                  (15.80)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)          22,966
     Ratios to average net assets (%)(2):
        Operating expenses, net                        1.10
        Operating expenses, gross                      1.66
        Net investment income                          1.27
     Portfolio turnover (%)(2)                        17.24

-----------------

++   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(1)  Periods less than one year are not annualized.
(2)  The ratios for the period ended August 31, 1998 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                       1998            1997++
                                                      ------          ------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.93          $12.68
                                                      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .46              --
    Capital gain distributions from Underlying           .40(1)           --
    Funds
    Net realilzed and unrealized gain (loss) on         (.41)            .25
    investments                                       ------          ------
    Total Income from Investment Operations             (.45)            .25
LESS DISTRIBUTIONS:
    Net investment income                               (.41)             --
    Net realized gain on investments                    (.32)             --
                                                      ------          ------
    Total Distributions                                 (.73)             --
                                                      ------          ------
NET ASSET VALUE, END OF PERIOD                        $12.65          $12.93
                                                      ======          ======
TOTAL RETURN (%)(2)                                     3.53            1.97

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)           23,771          13,979
     Ratios to average net assets (%)(3):
        Operating expenses, net                          .45             .35
        Operating expenses, gross                        .72            1.14
       Net investment income                            3.00             .16
     Portfolio turnover (%)(3)                         93.28          106.68

-------------------
++   For the period July 1, 1997 (commencement of operations) to August 31,
     1997.
(1)  Calculation is based on average month-end shares outstanding
(2)  Periods less than one year are not annualized.
(3)  The ratios for the period ended August 31, 1997 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA LIFE SOLUTIONS BALANCED FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                       1998           1997++
                                                      ------          ------
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.98          $13.69
                                                      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .50              --
    Capital gain distributions from Underlying           .56(1)           --
    Funds
    Net realized and unrealized gain (loss) on         (1.01)            .29
    investment                                        ------          ------
    Total Income from Investment Operations              .05             .29
                                                      ------          ------
LESS DISTRIBUTIONS:
    Net investment income                               (.56)             --
    Net realized gain on investments                    (.52)             --
                                                      ------          ------
    Total Distributions                                (1.08)             --
                                                      ------          ------
NET ASSET VALUE, END OF PERIOD                        $12.95          $13.98
                                                      ======          ======
TOTAL RETURN (%)(2)                                      .33            2.12

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)           90,804          47,003
     Ratios to average net assets (%)(3):
        Operating expenses, net                          .36             .35
        Operating expenses, gross                        .36             .49
       Net investment income                            2.07             .07
     Portfolio turnover (%)(3)                        101.40           51.61

------------------
++  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(1) Calculation is based on average month-end shares outstanding
(2) Periods less than one year are not annualized.
(3) The ratios for the period ended August 31, 1997 are annualized.

                              FINANCIAL HIGHLIGHTS

SSgA LIFE SOLUTIONS GROWTH FUND

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                       1998           1997++
                                                      ------          ------
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.79          $14.44
                                                      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .38              --
    Capital gain distributions from Underlying          1.02(1)           --
    Funds
    Net realized and unrealized gain (loss) on         (1.77)            .35
    investment                                        ------          ------
    Total Income from Investment Operations             (.37)            .35
LESS DISTRIBUTIONS:
    Net investment income                               (.27)             --
    In excess of net investment income                  (.44)             --
    Net realized gain on investments                    (.69)             --
                                                      ------          ------
    Total Distributions                                (1.40)             --
                                                      ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.02          $14.79
                                                      ======          ======
TOTAL RETURN (%)(2)                                    (2.68)           2.42

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)           53,432          43,603
     Ratios to average net assets (%)(3):
        Operating expenses, net                          .41             .35
        Operating expenses, gross                        .41             .54
       Net investment income                            1.52             .09
     Portfolio turnover (%)(3)                         67.66           39.49

-----------------
++  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(1) Calculation is based on average month-end shares outstanding
(2) Periods less than one year are not annualized.
(3) The ratios for the period ended August 31, 1997 are annualized.

                                   SSgA FUNDS

SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.

Through this Prospectus, Investment Company offers shares in the following separate, diversified funds (collectively, the "Funds"):

[bullet] SSgA Money Market Fund ("Money Market Fund")
[bullet] SSgA Yield Plus Fund ("Yield Plus Fund")
[bullet] SSgA Intermediate Fund ("Intermediate Fund")
[bullet] SSgA Bond Market Fund ("Bond Fund")
[bullet] SSgA High Yield Bond Fund ("High Yield Bond Fund")
[bullet] SSgA Growth and Income Fund ("Growth and Income Fund")
[bullet] SSgA S&P 500 Index Fund ("Index Fund")
[bullet] SSgA Matrix Equity Fund ("Matrix Fund")
[bullet] SSgA Small Cap Fund ("Small Cap Fund")(1)
[bullet] SSgA Special Equity Fund ("Special Equity Fund")
[bullet] SSgA Real Estate Equity Fund ("Real Estate Fund")
[bullet] SSgA Emerging Markets Fund ("Emerging Markets Fund")
[bullet] SSgA Active International Fund ("Active International Fund") [bullet] SSgA International Growth Opportunities Fund
         ("International Growth Opportunities Fund")

The Life Solutions Funds are comprised of various combinations of the Investment Company's portfolios (the "Underlying Funds")described in this Prospectus. [bullet] SSgA Life Solutions Income and Growth Fund ("Income and Growth Fund") [bullet] SSgA Life Solutions Balanced Fund ("Balanced Fund")
[bullet] SSgA Life Solutions Growth Fund ("Growth Fund")



                               MANNER OF OFFERING

Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own


--------------------
(1) Effective August 31, 1998, the SSgA Small Cap Fund is closed to purchases by new investors except for purchases by eligible investors as described below.

    [bullet] Current shareholders of the SSgA Small Cap Fund may continue to add to the fund account.

    [bullet] Participants in 401(k) plans for which the SSgA Small Cap Fund is an option may continue to add to their Fund account.

    [bullet] Participants in asset allocation programs sponsored by financial advisors may continue to add to their Fund account.

account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

As indicated below, some Funds have a fundamental investment objective which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. Other Funds have a nonfundamental investment objective which may be changed by the Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to a nonfundamental objective. There are also fundamental and nonfundamental investment policies and restrictions, as described in this section. There can be no assurance that any Fund will meet its stated investment objective.

INVESTMENT OBJECTIVES AND POLICIES (ALL FUNDS EXCEPT LIFE SOLUTIONS FUNDS)

Money Market Fund. The fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities; (3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit; (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by least two Nationally Recognized Statistical Rating Organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Advisor in accordance with procedures established by the Board of Trustees. See the Statement of Additional Information ("SAI") for a description of the securities ratings of debt instruments and commercial paper by NRSROs.


Yield Plus Fund. The nonfundamental investment objective is to seek high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

The Fund attempts to meet its objective by investing primarily in: (1) US Government securities (including repurchase agreements relating to such securities); (2) instruments of US and foreign banks, including ETDs, ECDs, YCDs, certificates of deposit, time deposits, letters of credit and banker's acceptances; (3) commercial paper, notes and bonds issued by foreign and domestic corporations; (4) securities of foreign governments, agencies and subdivisions of foreign governments and supranational organizations (such as the World Bank); (5) asset-backed securities; (6) mortgage-related securities; and
(7) interest rate swaps.

The Fund limits its investments to bank instruments, mortgage-related securities, asset-backed securities, commercial paper, corporate notes and bonds and obligations of foreign governments and agencies and subdivisions of foreign governments and supranational organizations that, at the time of acquisition:
(1) are rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one NRSRO; or (2) if not rated, are of comparable quality, as determined by the Advisor, in accordance with procedures established by the Board of Trustees. All securities may be either fixed income, zero coupon or variable- or floating-rate securities and may be denominated in US dollars or selected foreign currencies.

The Fund will maintain a portfolio duration of one year or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security's expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

Intermediate Fund. The fundamental investment objective is to seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

The Fund is structured around the Lehman Brothers Intermediate Government/Corporate Bond Index (the "LBIGC Index"). Under normal market conditions, the Fund attempts to meet its objective by investing at least 65% of its total assets in: (1) US Government securities (including repurchase and reverse repurchase agreements relating to such securities); (2) commercial paper, notes and bonds (including convertible bonds) issued by foreign and domestic corporations; (3) mortgage-related securities; (4) asset-backed securities; and (5) instruments of US and foreign banks, including Eurodollar Time Deposits, Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, certificates of deposit, time deposits, letters of credit and banker's acceptances.

The Fund limits its portfolio investments in commercial paper and corporate notes and bonds to those that, at the time of acquisition: (1) are rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one NRSRO; or (2) if not rated, are of comparable quality, as determined by the Advisor.

The Fund will measure its performance against the LBIGC Index. The Fund also intends to maintain an average maturity and duration similar to that of the LBIGC Index. The duration of the LBIGC Index as of August 31, 1998 was _____ years. The LBIGC Index is described in more detail in "Other Investment Policies."

Bond Market Fund. The nonfundamental investment objective is to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index"). The LBAB Index is described in more detail in "Other Investment Policies."

Under normal market conditions, the Fund attempts to meet its objective by investing at least 65% of its total assets in debt securities. The Fund may make direct investments in: (1) US Government securities, including US Treasury securities and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies and instrumentalities; (2) corporate debt securities; (3) asset-backed securities; (4) mortgage-backed securities including, but not limited to, collateralized mortgage obligations and real estate mortgage investment conduits; (5) repurchase agreements; (6) commercial paper, notes and bonds (including convertible bonds) issued by foreign and domestic corporations; (7) mortgage-related securities; (8) instruments of US and foreign banks, including Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit, certificates of deposit, time deposits, letters of credit and banker's acceptances; (9) financial futures and option contracts; (10) interest rate exchange agreements and other swap agreements; (11) supranational and sovereign debt obligations including subdivisions and agencies; and (12) other securities and instruments deemed by the Advisor to have characteristics consistent with the Fund's investment objective. Securities may be either fixed income, zero coupon or variable or floating-rate and may be denominated in US dollars or selected foreign currencies. As indicated above, the Fund may invest in derivative securities, including futures and options, interest rate exchange agreements and other swap agreements and collateralized mortgage obligations.

The Fund may invest in fixed-income securities to achieve its investment objective. In periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also when interest rates are falling, the inflow of new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yield than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of the Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

The Fund limits its portfolio investments in corporate notes and bonds to those that are rated investment-grade by an NRSRO or, if unrated, are determined by the Advisor to be of comparable quality. Commercial paper must be rated in one of the two highest categories by at least one NRSRO or, if unrated, are determined by the Advisor to be of comparable quality. Investment-grade securities include securities rated Baa3 by Moody's or BBB- by ("S&P") (and securities of comparable quality), which securities have speculative characteristics. If a security is downgraded and is no longer investment grade, the Fund may continue to hold the security if the Advisor determines that such action is in the best interest of the Fund and if the Fund would not, as a result thereby, have more than 5% of its assets invested in noninvestment-grade securities.


High Yield Bond Fund The nonfundamental investment objective is to maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

Under normal market conditions, the Fund attempts to meet its objective by investing at least 65% of its total assets in high yield, high risk debt securities. The Fund may make direct investments in: (1) US Government securities, including US Treasury securities and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies and instrumentalities; (2) corporate debt securities or other corporate instruments; (3) asset-backed securities; (4) mortgage-backed securities including, but not limited to, collateralized mortgage obligations and real estate mortgage investment conduits; (5) repurchase agreements; (6) commercial paper, notes and bonds (including convertible bonds) issued by foreign and domestic corporations; (7) mortgage-related securities; (8) instruments of US and foreign banks, including Eurodollar Certificates of Deposit ("ECDs"); Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"), certificates of deposit, time deposits, letters of credit and banker's acceptances; (9) financial futures and option contracts; (10) interest rate exchange agreements and other swap agreements;
(11) supranational and sovereign debt obligations including subdivisions and agencies; and (12) other securities and instruments deemed by the Advisor to have characteristics consistent with the Fund's investment objective. Securities may be either fixed income, zero coupon or variable or floating-rate and may be denominated in US dollars or selected foreign currencies. As indicated above, the Fund may invest in derivative securities, including futures and options, interest rate exchange agreements and other swap agreements and collateralized mortgage obligations.

Because the Fund will invest in fixed-income securities, in periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also when interest rates are falling, the inflow of new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.


Growth and Income Fund. The fundamental investment objective is to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Investment Policies - Cash Reserves.")

In addition to the policies noted above, the Fund may invest in convertible securities obligations of foreign issuers which are dollar denominated, American Depository Receipts (ADRs), corporate bonds, debentures, notes and warrants. Investments in each of these instruments will not exceed 5% of the Fund's total assets at the time of the investment.

The Fund's goal is to provide greater long-term returns than the overall US equity market without incurring greater risks than those commonly associated with investments in equity securities. For this purpose, the Fund will measure its performance against the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

The Fund's portfolio strategy combines market economics with fundamental research. The Advisor begins by assessing current economic conditions and forecasting economic expectations for the coming months. The industry sectors of the S&P 500 Index are examined to determine the sector's market capitalized weighting and to identify the performance of each sector relative to the Index as a whole. A balance is determined for the portfolio, giving greater weight to market sectors that are expected to outperform the overall market. Stocks are then selected for each sector of the Fund's portfolio based on the issuer's industry classification, the stock's historical sensitivity to changing economic events and conditions and an assessment of the stock's current valuation.

Index Fund. The fundamental investment objective is to seek to replicate the total return of the S&P 500 Index.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

The Fund intends to invest in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. No subscription for the Fund will be accepted until Advisor has a reasonable basis to believe that the Fund will be able to acquire substantially all 500 stocks in the Index. To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings. The S&P 500 Index is described in more detail in "Other Investment Policies."

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the

Index and the timing of purchases and redemptions of Fund shares. Advisor will monitor correlation. Should the Fund fail to achieve an appropriate level of correlation, Advisor will report to the Board of Trustees, which will consider alternative arrangements.

The Fund will be substantially invested in the securities included in the S&P 500 Index. However, the Fund may invest temporarily, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Other Investment Policies -- Cash Reserves.") The Fund may also invest temporarily in investment grade debt securities for defensive purposes, including convertible debt securities. Other debt will typically represent less than 10% of the Fund's assets.

Matrix Equity Fund. The fundamental investment objective is to provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

Equity securities will be selected by the Fund on the basis of a proprietary analytical model of Advisor. Each security will be ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures are combined to create a single composite score of each stock's attractiveness. These scores are then plotted on a matrix according to their relative attractiveness. Sector weights are maintained at a similar level to that of the S&P 500 Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation. The S&P 500 Index is described in more detail in "Other Investment Policies."

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Other Investment Policies -- Cash Reserves)."

In addition to the policies noted above, the Fund may invest in obligations of foreign issuers which are US dollar denominated, American Depository Receipts
(ADRs), corporate bonds, debentures, notes and warrants. Investment in each of these instruments will not exceed 5% of the Fund's total assets.

Small Cap Fund. The nonfundamental investment objective is to maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers.

Equity securities will be selected by the Fund on the basis of proprietary analytical models of Advisor.

The Fund will invest primarily in a portfolio of smaller domestic companies. Smaller companies will include those stocks with market capitalization generally ranging in value from $50 million to $3 billion. Investments in smaller companies may involve greater risks because these companies generally have a limited track record and often experience higher price volatility.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of smaller companies. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, in certain short-term investment grade debt securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Other Investment Policies -- Cash Reserves.") The Fund may also invest temporarily in investment grade debt securities for defensive purposes, including convertible debt securities. Other debt will typically represent less than 10% of the Fund's total assets.


Effective August 31, 1998, the SSgA Small Cap Fund was closed to purchases by new investors except for purchases by eligible investors as described below:

[bullet] Current shareholders of the SSgA Small Cap Fund may continue to add to the Fund account.

[bullet] Participants in 401(k) plans for which the SSgA Small Cap Fund is an option may continue to add to their Fund account.

[bullet] Participants in asset allocation programs sponsored by financial advisors may continue to add to their Fund account.


Special Equity Fund. The nonfundamental investment objective is to maximize total return through investment in mid- and small capitalization US equity securities.

Securities will be selected on the basis of a proprietary analytical model developed by the Advisor. The model is tailored toward small to mid-capitalization securities and includes both value and growth components.

Sector, industry, and security weights will be maintained at a level similar to the Russell Special Small Company(R) Index (the "RSMALL" Index) in order to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices, and inflation. See "Other Investment Policies--Russell Special Small Company Index."

Investments in smaller companies may involve greater risks because these companies generally have a limited track record and often experience higher price volatility.

In addition to investments in mid- and small capitalization US equity securities, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term investment grade debt securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves." For additional investment strategies, see "Investment Policies."


Real Estate Equity Fund. The non-fundamental investment objective is to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

Under normal market conditions, the Advisor will invest at least 65% of the Fund's total assets in equity interests in Real Estate Investment Trust ("REIT") securities. See "Other Investment Policies - S&P REIT Index." The Fund will attempt to meet its objective through the active selection of REIT securities, across different types and regions. The selection of investments will be made based on the fundamental research that the Advisor conducts through its strategy and research analyst team. Because the Fund will concentrate 25% or more of its total assets in the real estate and real estate related industries, the Fund will be subject to the risks associated with the direct ownership of real estate. For a detailed discussion, please see "Risk Factors--Real Estate Investments."

In addition to the equity securities of REITs, the Fund may invest up to 35% of its total assets in equity securities in non-REIT securities, including other domestic equity securities, fixed-income instruments, cash, cash equivalents, futures and options, and special situations. See "Investment Policies". The Fund may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

Emerging Markets Fund. The fundamental investment objective is to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Under normal circumstances, the Fund will invest primarily in equity securities issued by companies domiciled, or doing a substantial portion of their business, in countries determined by the Fund's Advisor to have a developing or emerging economy or securities market. The Fund will diversify investments across many countries (typically at least 10) in order to reduce the volatility associated with specific markets. The countries in which the Fund invests will be expanded over time as the stock markets in other countries evolve and in countries for which subcustodian arrangements are approved by the Fund's Board of Trustees. Nearly all of the Fund's assets will be invested in equity, and equity-like, securities of emerging market countries (i.e., typically over 85%). Currently, the definition of an emerging market is that gross domestic product per capita is less than $10,000 per year. However, due to the status of a country's stock market, the country may still qualify as an emerging market even if it exceeds this amount. In determining securities in which to invest, the Advisor will evaluate the countries' economic and political climates and take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation, and interest rates. Liquidity and transaction costs will also be considered.

The Fund may also invest in debt securities, including instruments issued by emerging market companies, governments and their agencies, and convertible debt securities. Debt securities will typically represent less than 10% of Fund assets. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk. These lower rated debt securities (also referred to as "junk bonds") may include obligations that are in default or that face the risk of default with respect to principal or interest.

The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. Risks associated with investment in foreign companies are noted under "Risk Factors -- Emerging Markets." The risks associated with investment in securities issued by foreign governments and companies are described below in "Other Investment Policies -- Foreign Government Securities."

Active International Fund. The nonfundamental investment objective is to provide long-term capital growth by investing primarily in securities of foreign issuers.

The Fund will attempt to meet its objective through the active selection of countries, currencies and securities. The selection of investments will be made through a proprietary, quantitative process developed by the Advisor. Investments will be made in, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. The MSCI EAFE Index is described in more detail in "Other Investment Policies."

The Fund will invest at least 65% of its total assets in equity securities of foreign issuers. In addition to investment in equities, the Fund may hold fixed-income instruments (including convertibles), forward contracts, cash, and cash equivalents as well as derivatives, including options on securities and securities indices and futures contracts and options on futures. For investment restrictions on the use of these derivatives, please refer to the "Other Investment Policies" section. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Other Investment Policies -- Cash Reserves.")

The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. The risks associated with investment in securities issued by foreign governments and companies are described in "Risk Factors -- Foreign Securities."

Of the fixed-income instruments used by the Fund, less than 5% will be considered lower than investment-grade. Such securities are regarded as speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Therefore, such securities are sometimes referred to as "junk bonds."


International Growth Opportunities Fund. The nonfundamental investment objective is to provide long-term capital growth by investing primarily in securities of foreign issuers.

The Fund will attempt to meet its objective through the active selection of equity securities through the fundamental analysis of companies and investment themes. Quantitative techniques and the use of securities other than common stock will be used primarily to control risk and to efficiently capture opportunities of investment themes. Investments will be made in, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. See "Other Investment Policies - MSCI EAFE Index." For additional investment policies, see "Investment Policies."

The Fund will invest at least 65% of its total assets in equity securities of foreign issuers. In addition to investment in equities, the Fund may hold fixed-income instruments (including convertibles), forward contracts, cash, and cash equivalents as well as derivatives, including options on securities and securities indices and futures contracts and options on futures. For investment restrictions on the use of these derivatives, please refer to the investment policies section of this Prospectus. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

Of the total number of fixed-income instruments in which the Fund will invest, less than 5% will be considered below investment-grade. Such securities are regarded as speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Therefore, such securities are sometimes referred to as "junk bonds." Please see the Statement of Additional Information for a description of the securities ratings.


Investment Objectives and Asset Allocation of the SSgA Life Solutions Funds

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investors. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of the Investment Company's Underlying Funds. Each Life Solutions Fund's investment objective is nonfundamental, and may be changed by a vote of a majority of the Board of Trustees. There can be no assurance that any Fund will meet its stated investment objective:

Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

Life Solutions Balanced Fund seeks a balance of growth of capital and income.

Life Solutions Growth Fund seeks long-term growth of capital.

The Life Solutions Funds are not designed as market timing vehicles, but rather as a simple approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the Life Solutions Funds based on their personal investment goals, risk tolerance and financial circumstances. The chart below illustrates the relative degree to which each Life

Solutions Fund (compared to the other Life Solutions Funds) seeks to obtain capital appreciation, income and stability of principal, within the parameters of each of their investment objectives:

-------------------------------------------------------------------------------------------------------
Life Solutions Fund              Capital Appreciation            Income                     Volatility
-------------------------------------------------------------------------------------------------------
Income and Growth                Low                             High                       Low
-------------------------------------------------------------------------------------------------------
Balanced                         Medium                          Medium                     Medium
-------------------------------------------------------------------------------------------------------
Growth                           High                            Low                        High
-------------------------------------------------------------------------------------------------------

Each Life Solutions Fund allocates its assets by investing in shares of a combination of the Underlying Funds. In investing in the Underlying Funds, the Life Solutions Funds seek to maintain different allocations between classes of equity, international equity, fixed income and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective. The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Life Solutions Fund. Although the Underlying Funds invest primarily in securities within the asset class under which they are listed, they may also invest from time to time in other types of securities consistent with each of their investment objectives.


--------------------------------------------------------------------------------------------
Asset Class/Underlying Fund                      Income and       Balanced      Growth
                                                 Growth
--------------------------------------------------------------------------------------------
Equities                                            20-60%           40-80%        60-100%
--------------------------------------------------------------------------------------------
    US Equities
--------------------------------------------------------------------------------------------
        SSgA S&P 500 Index Fund
--------------------------------------------------------------------------------------------
        SSgA Matrix Equity Fund
--------------------------------------------------------------------------------------------
        SSgA Small Cap Fund
--------------------------------------------------------------------------------------------
        SSgA Growth and Income Fund
--------------------------------------------------------------------------------------------
        SSgA Special Equity Fund
--------------------------------------------------------------------------------------------
        SSgA Real Estate Equity Fund
--------------------------------------------------------------------------------------------
    International Equities(1)                        15%*             20%*          25%*
--------------------------------------------------------------------------------------------
        SSgA Active International Fund
--------------------------------------------------------------------------------------------
        SSgA Emerging Markets Fund
--------------------------------------------------------------------------------------------
        SSgA International Growth
           Opportunities Fund
--------------------------------------------------------------------------------------------
Bonds                                               40-80%           20-60%         0-40%
--------------------------------------------------------------------------------------------
        SSgA Bond Market Fund
--------------------------------------------------------------------------------------------
        SSgA Intermediate Fund
--------------------------------------------------------------------------------------------
        SSgA High Yield Bond Fund
--------------------------------------------------------------------------------------------
Short Term Assets                                    0-20%            0-20%         0-20%
--------------------------------------------------------------------------------------------
      SSgA Yield Plus Fund
--------------------------------------------------------------------------------------------
      SSgA Money Market Fund
--------------------------------------------------------------------------------------------
      SSgA US Government Money Market Fund
--------------------------------------------------------------------------------------------

--------------------

(1) International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

The asset allocation range for each Life Solutions Fund has been approved by the Board of Trustees of the Investment Company and may be changed at any time by the Board without shareholder approval. Within the asset allocation range for each Life Solutions Fund, the Advisor will establish specific percentage targets for each asset class and each Underlying Fund to be held by the Life Solutions Fund based on the Advisor's outlook for the economy, financial markets and relative market valuation of each Underlying Fund. Each Life Solutions Fund may temporarily deviate from its asset allocation range for defensive purposes.

The percentage allocation of a Life Solutions Fund's assets could from time to time deviate from its asset allocation range as a result of appreciation or depreciation of the shares of the Underlying Funds in which a Life Solutions Fund is invested. The Life Solutions Funds have adopted certain policies to reduce the likelihood of such an occurrence. First, the Advisor will rebalance each Life Solution Fund's holdings at least quarterly, or more frequently as the Advisor in its discretion determines is appropriate. Rebalancing is the process of bringing the asset allocation of a Life Solutions Fund back into alignment with its asset allocation range. In addition, the Advisor will not allocate any new investment dollars to any Underlying Fund in an asset class whose maximum percentage has been exceeded. Finally, the Advisor will allocate new investment dollars on a priority basis to Underlying Funds in any asset class whose minimum percentage has not been achieved.

Investment Restrictions

All Funds have fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, a Fund's compliance with its fundamental restrictions is determined at the time an investment is made. Each Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities except that the Real Estate Equity Fund may invest 25% or more of its total assets in real estate-related industries described under "Investment Policies). With respect to the Money Market Fund, US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction. With respect to the Life Solutions Funds, shares of the Underlying Funds and other investment companies are not considered a single industry for purposes of this restriction.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                            OTHER INVESTMENT POLICIES

The investment policies described below reflect the Funds' current policies, are not fundamental and may be changed by the Board of Trustees without shareholder approval. Descriptions below are of policies which will from time to time be used by at least 5% of a Fund's net assets. For more information about some of the investment policies described below, or for information about other policies that may be used by less than 5% of a Fund's net assets, see the relevant SAI. To the extent consistent with each Fund's investment objective and restrictions, the Funds (as indicated) may invest in the following instruments and may use the following investment techniques:

US Government Securities (all Funds except Emerging Markets and Active International). US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements (all Funds). Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, a Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate a Fund.

Reverse Repurchase Agreements (all Funds). The Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, a Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect a Fund's ability to reacquire the underlying securities.

Forward Commitments (all Funds except Emerging Markets, Active International and High Yield Bond). The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on a Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a Fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Section 4(2) Commercial Paper (Money Market, Yield Plus, Intermediate, High Yield Bond and Bond ). The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Investment Company's percentage limitations on illiquid securities where the Board of Trustees of the Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Asset-Backed Securities (Money Market, Yield Plus, Intermediate, High Yield Bond and Bond ). Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

When-Issued Transactions (all Funds except Emerging Markets and Active International). The Funds may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, a Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, a Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause a Fund to miss a price or yield considered advantageous. A Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. A Fund will invest no more than 25% of its net assets in when-issued securities.

Illiquid Securities (all Funds). The Money Market Fund will invest no more than 10% of its net assets, and the Bond, High Yield Bond, Yield Plus, Matrix, Index, Small Cap, Special Equity, Growth and Income, Intermediate, Real Estate Equity, Emerging Markets, International Growth Opportunities and Active International Funds will invest no more than 15% of each of their net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes (all Funds except Emerging Markets, International Growth Opportunities and Active International). Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Mortgage-Related Securities (Money Market, Bond, High Yield Bond, Yield Plus and Intermediate ). The Funds may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

Zero Coupon Securities (Money Market, Bond, High Yield Bond, Yield Plus and Intermediate ). Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of comparable securities that pay interest periodically during the life of the instrument.


Variable and Floating Rate Securities (Money Market, Bond, High Yield Bond, Yield Plus, International Growth Opportunities and Intermediate). The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the: (1) US Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs) (Money Market, Bond, High Yield Bond, Yield Plus and Intermediate ). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.


Euro Currency Conversion (Emerging Markets, Active International and International Growth Opportunities). The "euro" is the single European currency that will replace the currencies of those countries in the European Union that will implement European Economic and Monetary Union (EMU) as outlined in the Maastricht Treaty of 1992. Existing national currencies will become denominations of the euro at fixed rates to the euro on January 1, 1999. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised investment Company that they have been actively working on systems to adapt to the euro conversion.


Securities Lending (all Funds). The Funds may lend portfolio securities with a value of up to 33-1/3% of each of their total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. A Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Futures Contracts and Options on Futures (all Funds except Money Market). For hedging purposes, including protecting the price or interest rate of a security that a Fund intends to buy, a Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, a Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Options on Securities and Securities Indices (all Funds except Money Market). The Funds may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of a Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, a Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Funds may purchase or sell options on securities indices that are comprised of securities in which the Funds may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Cash Reserves (all Funds except Money Market). For defensive purposes, the Funds may temporarily invest, without limitation, in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by a Fund will decline, and thereby possibly cause its yield to decline as well.

American Depository Receipts (ADRs) (Index, Matrix, Small Cap, Special Equity, Growth and Income, International Growth Opportunities, Emerging Markets and Active International ) and European Depository Receipts (EDRs) (International Growth Opportunities, Emerging Markets and Active International ). The Funds may invest in securities of foreign issuers in the form of ADRs, EDRs and similar instruments, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the US securities markets, and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of a Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


Warrants (Small Cap, Special Equity, Growth and Income, Emerging Markets and Active International ). The Funds may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.

Convertible Securities (Growth and Income, Small Cap, High Yield Bond, Special Equity, Emerging Markets and Active International ). The Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Interest Rate Swaps (Bond, High Yield Bond, Yield Plus and Intermediate ). The Funds may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by a Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

Mortgage-Backed Security Rolls (Bond, High Yield Bond, Yield Plus and Intermediate ). The Funds may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Preferred Stocks (All Funds except Money Market, High Yield Bond and Yield
Plus). Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to call or redeem the stock. The rights to payment of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.



Foreign Government Securities (International Growth Opportunities, Emerging Markets and Active International ). Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer. Neither Fund will invest a material percentage of its assets in sovereign debt.


Equity Swaps (All Funds except Money Market, Yield Plus, Intermediate, High Yield Bond and Bond Market). Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Advisor will cause the funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties uner the Funds' repurchase agreement guidelines.


Foreign Currency Transactions (Bond, High Yield Bond, Yield Plus and Intermediate ). The Funds may engage in foreign currency transactions as described below. The US dollar value of assets held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. The Funds will engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, through forward and futures contracts to purchase or sell foreign currencies or by purchasing and writing put and call options on foreign currencies. The Funds may purchase and write these contracts for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire.

A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date upon which the parties enter the contract, at a price set at the time the contract is made. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Foreign currency futures contracts are traded on exchanges and are subject to procedures and regulations applicable to other futures contracts. Forward foreign currency exchange contracts and foreign currency futures contracts may protect a Fund from uncertainty in foreign currency exchange rates, and may also limit potential gains from favorable changes in such rates.

Put and call options on foreign currencies are traded on securities and commodities exchanges, in the over-the-counter market, and privately among major recognized dealers in such options. The Funds may purchase and write these options for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be offset in whole or in part by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be in whole or in part by writing calls or purchasing puts on that foreign currency. However, certain currency rate fluctuations would cause the option to expire unexercised, and thereby cause a Fund to lose the premium it paid and its transaction costs.

Foreign Currency (International Growth Opportunities, Emerging Markets and Active International ). The Funds have authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. A Fund is not obligated to hedge its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

In addition to the forward exchange contracts, the Emerging Markets and Active International Funds may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. Put and call options on currency may also be used to hedge against fluctuation in currency notes when forward contracts and/or futures are deemed to be not cost effective. Options will not be used to provide leverage in any way. See "Risk Factors -- Futures Contracts and Options on Futures" for further discussion of the risks associated with such investment techniques.

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade of futures exchanges. The Funds will not speculate in foreign security or currency options or futures or related options.

The Funds may not hedge their positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. Neither Fund will enter into a position hedging commitment if, as a result thereof, it would have more than 10% of the value of its assets committed to such contracts. Neither Fund will enter into a forward contract with a term of more than one year.

Emerging Markets (International Growth Opportunities, Emerging Markets and Active International Funds ). The Fund may invest in equity securities issued by companies domiciled, or doing a substantial portion of their business, in countries determined by the Fund's Advisor to have a developing or emerging economy or securities market. The Fund will diversify investments across many countries (typically at least 10) in order to reduce the volatility associated with specific markets. The countries in which the Fund invests will be expanded over time as the stock markets in other countries evolve. In determining securities in which to invest, the Advisor will evaluate the countries' economic and political climates and take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation, and interest rates. Liquidity and transaction costs will also be considered.

Special Situations (High Yield Bond, International Growth Opportunities and Emerging Markets ). The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund will invest no more than 15% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. The Fund is not likely to hold illiquid securities initially. However, due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

High Risk, High Yield Bonds (High Yield Bond ). The Fund may invest in debt securities rated less than BBB- by S&P or Baa by Moody's, or in unrated securities judged by the Advisor to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks than investment-grade bonds, in that they are especially subject to adverse changes in general economic conditions and, in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and D the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional risk associated with high yield bonds, please see "Certain Risk Factors - High Yield Bonds" in this Prospectus.

Investment-Grade Bonds (all Funds). The Fund may invest in corporate notes and bonds which are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Advisor to be of comparable quality. Investment-grade securities include securities rated Baa3 by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics. Please see the Statement of Additional Information for a description of the securities ratings of debt instruments and commercial paper. Total Rate of Return Swaps (All Funds except Money Market and Yield Plus). The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Debt Securities. The Funds may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities. Please see the Statement of Additional Information for a description of securities ratings.

Real Estate Investment Trusts (Real Estate Fund ). Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate, and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in mortgages. Mortgage trusts make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The value of real estate investment trusts is also affected by management skill, cash flow, and tax and regulatory requirements. Investments in equity and mortgage REITs are subject to different risk factors. See "Risk Factors."

Real Estate-Related Industries (Real Estate ). In addition to real estate investment trusts, real estate industry companies may include: brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

Purchase of Other Investment Company Funds (all Funds). To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, each Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies.

The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation ("Standard & Poor's") to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

The Lehman Brothers Aggregate Bond Index. The Bond Fund will measure its performance against the Lehman Brothers Aggregate Bond Index (the "LBAB Index"). The Fund also intends to maintain an average maturity and duration similar to that of the LBAB Index. The duration of the LBAB Index as of August 31, 1998 was _____ years. The LBAB Index is made up of the Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Index. The Government/Corporate Bond Index includes the Government and Corporate Bond Indices. The LBAB Index includes fixed rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All in the LBAB Index issues have at least one year to maturity and an outstanding par value of at least $100 million.

The Russell 2000(R) Index. The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 Index total market capitalization. The Russell 3000 Index is composed of 3,000 large US companies, as determined by market capitalization, representing approximately 98% of the total US equity market. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable US small-capitalization equity market. The average market capitalization is $874 million.

The Lehman Brothers Intermediate Government/Corporate Bond Index ("LBIGC Index"). The Intermediate Fund will measure its performance against, and also intends to maintain an average maturity and duration similar to that of, the LBIGC Index. The LBIGC Index is a subset of the Lehman Brothers Government/Corporate Bond Index and it comprises all securities that appear in this Index limited to those with maturities ranging from one to ten years only. The LBIGC Index includes the Government and Corporate Bond Indices. The LBIGC Index includes fixed rate debt issues rated investment-grade or higher by Moody's, S&P or Fitch, in that order. All issues in the Index have at least one year to maturity and an outstanding par value of at least $100 million.

The MSCI EAFE Index. The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These are the countries listed in the MSCI EAFE Index as of the date of this Prospectus. Countries may be added to or deleted from the list.

S&P REIT Index. S&P launched the S&P REIT (Real Estate Investment Trust) Index on June 26, 1997; modeled after the other highly regarded S&P Indexes. The S&P REIT index consists of 100 REIT's and covers more than 80% of the securitized real estate market. Each REIT security is carefully screened to insure proper liquidity. Issues have to be traded on major US stock exchange to qualify and must have a market value of at least $100 million. In addition to requiring a high level of liquidity, Standard & Poor's also insists upon stringent financial fundamentals for REIT's chosen to be in the Index. Specifically, in order to qualify, a REIT must demonstrate a strong level of earnings performance and a consistent record of paying dividends. The index is comprised of three major types of REITS: equity, mortgage and hybrid. The index also reflects the property distribution of the REIT marketplace. Roughly 25% of the REIT's in the index are invested in retail properties such as shopping malls, strip malls, and outlet centers. Another 23% of the index is in REIT's tied to residential properties, such as apartment buildings. Almost 16% of the index in securities invested is in industrial and office complexes.

Lehman Brothers High Yield Bond Index. The High Yield Bond Fund will measure its performance against the Lehman Brothers High Yield Bond Index (the "Index"). The duration of the Index as of December 31, 1997 was 4.41 years. The Index includes fixed rate, public nonconvertible, noninvestment-grade issues registered with the SEC that are rated Ba1 or lower by Moody's Investors Service ("Moody's"). If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's Rating Group (S&P"), or by Fitch's Investors Service ("Fitch") if an S&P rating is unavailable. A small number of unrated bonds is included in the Index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.


Russell Special Small Company Index. The RSMALL Index is comprised of the largest 3,000 US securities based on market capitalization (the securities comprising the Russell 3000(R) Index), excluding all securities in the S&P500 Index. The small capitalization segment of the RSMALL Index ranges from approximately $25 million to $3 billion in capitalization and represents about 40% of the RSMALL Index's total capitalization weight. The mid-capitalization segment's capitalization range is approximately $3 billion to $25 billion, and makes up the remaining 60% of the RSMALL Index's cap weight. The capitalization weightings of the Fund will reflect the composition of the benchmark.

                                  RISK FACTORS

Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls, and currency fluctuations during the settlement period.

Foreign Securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

Foreign Currency. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments. The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

High Yield Bonds. (High Yield Bond Fund ) During periods of economic uncertainty, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition the growth of the market for lower rated debt securities paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The Advisor will seek to reduce the risks associated with investing in such securities by the depth of its own credit analysis. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment. For additional information, please refer to the Fund's SAI.

Asset-Backed Securities. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement, and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments.

Mortgage-Backed Security Rolls. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Real Estate Investments. Real estate investments are sensitive to conditions affecting the real estate industry, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants, rental income issues and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of any credit extended. Moreover, the underlying portfolios of equity and mortgage real estate trusts may not be diversified, and are therefore subject to the risk of financing a single or a limited number of projects. Such trusts are also dependent upon management skills and are subject to heavy cash flow dependence, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act. The value of securities of companies which service the real estate industry may also be affected by these risks.

LIFE SOLUTIONS FUNDS: SPECIAL RISK FACTORS


Investing in Underlying Funds. The investments of each Life Solutions Fund are concentrated in the Underlying Funds, so each Life Solutions Fund's investment performance is directly related to the investment performance of the Underlying Funds that it holds. The ability of each Life Solutions Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives and to the allocation among the Underlying Funds by the Advisor. There can be no assurance that the investment objective of any Life Solutions Fund or Underlying Fund will be achieved. For information about the investment objectives, techniques and risks involved in of each of the Underlying Funds, please refer to "Description of the Underlying Funds" below, the Appendix to this Prospectus and the SAI.

Affiliated Persons. SSgA and the officers and trustees of the Life Solutions Funds also serve as investment advisor, officers and trustees, respectively, of the Underlying Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Life Solutions Funds and the Underlying Funds. The Trustees believe they have structured the Life Solutions Funds to avoid these concerns. If a situation arises that may result in a conflict, the Trustees and officers of the Life Solutions Funds will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

Investment Practices of Underlying Funds. In addition to their principal investments, certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities, enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; make short sales; purchase zero coupon bonds and payment-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase or reverse repurchase agreements; borrow money; and engage in various other investment practices. All Life Solutions Funds may invest in Underlying Funds that in turn invest in international securities or emerging markets and thus are subject to additional risks of these investments, including changes in foreign currency exchange rates and political risk. For more details, see "Description of the Underlying Funds," the Appendix and the SAI.


                         PORTFOLIO MATURITY AND TURNOVER


Money Market Fund. This Fund must limit investments to securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act), as calculated in accordance with Rule 2a-7, and must maintain a dollar-weighted average maturity of 90 days or less. This Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Advisor finds it advantageous.

Index Fund. Ordinarily, securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than for most actively managed investment companies.


Bond, High Yield Bond, Yield Plus and Intermediate Funds. Because these
Funds will actively trade to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase income, the Funds may be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. Portfolio turnover rates cannot be predicted, but it is anticipated that the Funds will generally not exceed the following rates (excluding turnover of securities having a maturity of one year or less):

[bullet] Bond--453% (This higher than average turnover rate is not expected to materially affect the Fund's performance.)
[bullet] High Yield Bond --250%
[bullet] Yield Plus--100-300%
[bullet] Intermediate--250%

Matrix, Small Cap, Special Equity, Real Estate Equity, Growth and Income, International Growth Opportunities, Emerging Markets and Active International Funds. Portfolio turnover rates cannot be predicted, but it is anticipated that these Funds will generally not exceed the following rates:

[bullet] Matrix--150%
[bullet] Small Cap--200%
[bullet] Special Equity --200%
[bullet] Real Estate Equity -- 50%
[bullet] Growth and Income--50%
[bullet] International Growth Opportunities -- 100%
[bullet] Emerging Markets--30%
[bullet] Active International--60%


Life Solutions Funds. Each Life Solutions Fund's turnover rate should not exceed 100% annually. A Life Solutions Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage limits described above. For information on the portfolio turnover rates of the Underlying Funds, please see the SAI.


A high turnover rate (over 100%) may: (1) increase transaction expenses which may adversely affect a Fund's performance; and (2) result in increased brokerage commissions custodian fees and other transaction costs, and the possibility of realized capital gains or losses.


The Advisor's sell discipline for the International Growth Opportunities, Emerging Markets and Active International Funds' investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.


The Funds may effect portfolio transactions with or through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Funds will receive competitive execution, price and commissions.

Life Solutions Performance: The Underlying Funds. The following chart shows the average annual total returns for each of the Underlying Funds in which the Life Solutions Funds may invest for the most recent one-, five- and ten-year periods (or since inception if shorter) and the 30-day yields for income-oriented funds, for the period ended August 31, 1998.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    7-day Yield for   30-day Yield
                                                                                          Since       period ended      for period
                          Assets as of        Inception    1 Yr.     3 Yr. (%)    5 Yr.   Inception   8/31/97 (%)      ended 8/31/98
Underlying Fund           8/31/98             Date         (%)                    (%)       (%)                           (%)
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                $                12/30/92     40.30     26.26        --        19.43         --                --
------------------------------------------------------------------------------------------------------------------------------------
 Matrix Equity                                 05/04/92     42.75     24.82      20.33       18.49         --                --
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap                                     11/23/94     35.85     29.57      22.82       22.22         --                --
------------------------------------------------------------------------------------------------------------------------------------
 Special Equity
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Equity
------------------------------------------------------------------------------------------------------------------------------------
 Growth and Income                             09/01/93     40.95     22.79        --        18.42         --                --
------------------------------------------------------------------------------------------------------------------------------------
 Active International                          03/07/95      1.17       --         --         6.54         --                --
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                              03/01/94     15.12      4.04        --         7.53         --                --
------------------------------------------------------------------------------------------------------------------------------------
 International Growth
  Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Bond Market                                   02/07/96      9.47       --         --         4.47         --
------------------------------------------------------------------------------------------------------------------------------------
 Intermediate                                  09/01/93      8.00      7.36        --         4.56         --
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Yield Plus                                    11/09/92      5.67      5.80        --         4.97         --
------------------------------------------------------------------------------------------------------------------------------------
 Money Market                                  05/02/88      5.28      5.39       4.55        5.84
------------------------------------------------------------------------------------------------------------------------------------
 Government Money Market                       03/01/91      5.19      5.28       4.44        4.58
------------------------------------------------------------------------------------------------------------------------------------

The performance data relating to the Underlying Funds set forth above is not, and should not be viewed as, indicative of the future performance of either the Underlying Funds or the Life Solutions Funds.

The Board of Trustees intends to declare and pay dividends as noted in the table below. Dividends will be paid from net investment income.


---------------------------------------------------------------------------------------
Fund                          Dividends Declared     Dividends Paid
---------------------------------------------------------------------------------------
Money Market                  Daily                  Last business day of each month
---------------------------------------------------------------------------------------
Yield Plus                    Daily                  Last business day of each month
---------------------------------------------------------------------------------------
High Yield Bond               Quarterly              Quarterly
---------------------------------------------------------------------------------------
Bond Market                   Quarterly              Quarterly
---------------------------------------------------------------------------------------
Matrix Equity                 Quarterly              Quarterly
---------------------------------------------------------------------------------------
S&P 500 Index                 Quarterly              Quarterly
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Growth and Income             Quarterly              Quarterly
---------------------------------------------------------------------------------------
Intermediate                  Quarterly              Quarterly
---------------------------------------------------------------------------------------
Real Estate Equity            Quarterly              Quarterly
---------------------------------------------------------------------------------------
Special Equity                Annually               Annually
---------------------------------------------------------------------------------------
Small Cap                     Annually               Annually
---------------------------------------------------------------------------------------
International Growth          Annually               Annually
Opportunities
---------------------------------------------------------------------------------------
Emerging Markets              Annually               Annually
---------------------------------------------------------------------------------------
Active International          Annually               Annually
---------------------------------------------------------------------------------------
Life Solutions Income and     Annually               Annually
Growth
---------------------------------------------------------------------------------------
Life Solutions Balanced       Annually               Annually
---------------------------------------------------------------------------------------
Life Solutions Growth         Annually               Annually
---------------------------------------------------------------------------------------

The Board of Trustees intends to declare distributions annually, generally in mid-October. Distributions will be declared from net short- and long-term capital gains, if any. It is intended that an additional distribution may be declared and paid in December if required for the Funds to avoid the imposition of a 4% federal excise tax on undistributed capital gains. The Money Market Fund does not expect any material long-term capital gains or losses.


Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

In addition, the Life Solutions Funds receive capital gain distributions from the Underlying Funds. Capital gain distributions may be expected to vary considerably from time to time.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Except for the Money Market Fund, any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

Dividends which are declared daily and paid monthly will wire (if that option is elected) the proceeds to a pre-designated bank on the first business day of the following month in which the dividend is payable. Investors should verify with the receiving bank, as it may charge a fee to accept this wire. Direct deposits through the Automatic Clearing House ("ACH") are transmitted to the investor's bank account two days after the payable date of the distributions and generally are not charged a fee by a bank.

Dividends which are declared either quarterly or annually may transmit (if that option is elected) the proceeds by direct deposit through ACH. ACH will transmit the proceeds to the pre-designated bank account by the payable date. Proceeds from a dividend or capital gains will not be wired b federal funds to a bank

                                      TAXES

The following discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in a Fund with the investor's tax advisor.


Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, no Fund will be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders. The Board intends to distribute each year substantially all of the Funds' net investment income and net capital gain.

Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares. The Life Solutions Funds may incur additional capital gains on the sale of their investments in the Underlying Funds if the Life Solutions Funds rebalance their portfolios.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.


With respect to the Money Market Fund, no capital gain or loss is anticipated because the Fund seek to maintain a stable $1.00 per share net asset value.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.



Foreign Income Taxes (International Growth Opportunities, Emerging Markets and Active International only). Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on a Fund. A Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

If more than 50% in value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, a Fund may file an election with the Internal Revenue Service (the "Foreign Election") that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by a Fund. The Fund may be subject to certain holding period requirements relative to securities held in order to take advantage of this credit. If the Foreign Election is made, shareholders would include in their gross income both dividends received from a Fund and foreign income taxes paid by a Fund. Shareholders of a Fund would be entitled to treat the foreign income taxes withheld as a credit against their United States federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, shareholders could treat the foreign income taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. It is anticipated that a Fund will qualify to make the Foreign Election; however, a Fund cannot be certain that it will be eligible to make such an election or that any particular shareholder will be eligible for the foreign tax credit.


                            VALUATION OF FUND SHARES


Net Asset Value Per Share. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent. The Funds determine net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). Except for the Money Market Fund, a business day is one on which the New York Stock Exchange is open for business.


The Money Market Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange or Boston Federal Reserve are open for business.

Valuation of Money Market Fund Securities. The Money Market Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation procedure to value its portfolio instruments. The "amortized cost" valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Valuation of Non-Money Market Fund Securities. With the exceptions noted below, the Funds value portfolio securities at "market value." This generally means that the equity and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.


International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale, best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Some international securities trade on days that the Funds are not open for business. As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.


Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that amortized cost does not represent their market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. Each Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250 and the S&P 500 Index Fund for which the minimum investment is $10,000. Subsequent investments must be at least $100. An investment in a Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 (or less than $10,000 in the S&P 500 Index Fund) as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring the account balance to the required minimum may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. Shareholders with accounts established prior to December 24, 1997 are not subject to the $10,000 minimum requirement of the S&P 500 Index Fund. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.


Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exceptions noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the Servicing Agent or broker-dealer has a signed selling agreement with the SSgA Funds, trades may be placed for trade date and payment made within 5 business days to be effective. With respect to the Yield Plus Fund, purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will purchase shares based on that day's closing net asset value and earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will purchase shares based on that day's closing net asset value and earn the dividend determined on the next day.


The Funds reserve the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


      Regular Mail:                     Registered, Express or Certified Mail:
      SSgA Funds                        SSgA Funds
      P.O. Box 8317                     2 Heritage Drive
      Boston, MA  02266-8317            North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:

    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA  02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)
    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.


Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

                           REDEMPTION OF FUND SHARES

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check. With respect to the Yield Plus Fund, a dividend will be paid on shares redeemed if the redemption request is received by State Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend. With respect to the Money Market Fund, no dividends will be paid on shares on the date of redemption.

Unless otherwise noted, redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Checkwriting Service (Money Market Fund only). If investors have authorized the check writing feature on the Application and have completed the signature card, they may redeem shares in their account, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a one-time service charge of $5 per Fund to establish this feature, and investors may write an unlimited number of checks provided that the account minimum of $1,000 per Fund is maintained.

Cash Sweep Program (Money Market and Yield Plus Fund only). Money managers of master trust clients may participate in a cash sweep program to automatically invest excess cash in the Money Market, Government or Yield Plus Funds. A money manager must select the Fund, give authorization to complete the Fund's Application and authorize the investment of excess cash into or the withdrawal of required cash from the Fund on a daily basis. Where the Advisor acts as the money manager, the Advisor will receive an advisory fee from the client.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Funds do not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. The wire schedule for the Funds is as follows:

[bullet] Money Market--Requests received via telephone prior to 4:00 p.m.
         Eastern time will be sent the same day according to pre-designated instructions.

[bullet] Yield Plus--Requests received prior to 12:00 noon Eastern time will have the shares redeemed using that day's closing price with the proceeds wired the same day, unless the request is for 100% of the account. Because Yield Plus has a fluctuating NAV, redemption requests for 100% of the account (if received prior to 12:00 noon Eastern time) will have 100% of the shares redeemed using that day's closing price, with 95% of the proceeds being wired the same day and the remaining 5% automatically wired the following business day. All requests received after 12:00 noon Eastern time will have the shares redeemed using that day's closing price and the proceeds wired the following business day.

Redemption requests received prior to 12:00 noon Eastern time for the Yield Plus Fund will not be eligible for that day's interest.

[bullet] All Other Funds--Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.


DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.


Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


        Seller                               o   Requirements for Written Requests

        Owner of individual, joint, sole     o   Letter of instruction, signed by all persons authorized
        proprietorship, UGMA/UTMA                to sign for the account stating general titles/capacity,
        (custodial accounts for minors)          exactly as the account is registered; and

                                             o   Signature or general partner accounts guarantee, if
                                                 applicable (see above).

        Owners of corporate or               o   Letter of instruction signed by authorized person(s),
        association accounts                     stating capacity as indicated by the corporate
                                                 resolution;

                                             o   Corporate resolution, certified within the past 90 days;
                                                 and

                                             o   Signature guarantee, if applicable (see above).

        Owners or trustees of trust          o   Letter of instruction, signed by all trustees;
        accounts
                                             o   If the trustees are not named in the registration,
                                                 please provide a copy of the trust document certified
                                                 within the past 60 days; and

                                             o   Signature guarantee, if applicable (see above).



                            -68-

        Joint tenancy shareholders whose     o   Letter of instruction signed by surviving tenant(s);
        co-tenants are deceased
                                             o   Certified copy of the death certificate; and

                                             o   Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


The Advisor, subject to Board supervision, directs the investments of each Fund in accordance with their investment objectives, policies and restrictions. The Fund pays the Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Fund's average daily net assets, as described on the "Fund Operating Expense" table for each Fund, under "Advisory Fees."

The Life Solutions Funds will not be charged a fee by the Advisor. However, each Life Solutions Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. However, the Advisor has voluntarily agreed to waive or reimburse its fees for certain Underlying Funds. The following table indicates the Advisory fees paid by each Underlying Fund as a percentage of average daily net assets (net of waivers and reimbursements) and the percentage which each Underlying Fund would have paid absent a waiver or reimbursement for the fiscal year ended August 31, 1998:

-------------------------------------------------------------------------------------------------
                                      Advisory Fees (% of Average Daily Net
                                      Assets) for the Fiscal Year Ended
                                      August 31, 1998:
-------------------------------------------------------------------------------------------------
                                      Advisory Fee Net of Waivers   Advisory Fee Absent the
Underlying Fund                       or Reimbursements (%)         Waivers or Reimbursements (%)
-------------------------------------------------------------------------------------------------
S&P 500 Index                             0.00                          0.10
-------------------------------------------------------------------------------------------------
Matrix Equity                             0.50                          0.75
-------------------------------------------------------------------------------------------------
Small Cap                                 0.75                          0.75
-------------------------------------------------------------------------------------------------

                                      -69-

-------------------------------------------------------------------------------------------------
Special Equity
-------------------------------------------------------------------------------------------------
Real Estate Equity
-------------------------------------------------------------------------------------------------
Growth and Income                         0.59                          0.85
-------------------------------------------------------------------------------------------------
Active International                      0.35                          0.75
-------------------------------------------------------------------------------------------------
Emerging Markets                          0.49                          0.75
-------------------------------------------------------------------------------------------------
International Growth Opportunities
-------------------------------------------------------------------------------------------------
Bond Market                               0.27                          0.30
-------------------------------------------------------------------------------------------------
Intermediate                              0.10                          0.80
-------------------------------------------------------------------------------------------------
Yield Plus                                0.25                          0.25
-------------------------------------------------------------------------------------------------
High Yield Bond Fund
-------------------------------------------------------------------------------------------------
Money Market                              0.25                          0.25
-------------------------------------------------------------------------------------------------
US Gov't Money Market                     0.25                          0.25
-------------------------------------------------------------------------------------------------
Life Solutions Balanced                   (.14)                          --
-------------------------------------------------------------------------------------------------
Life Solutions Growth                     (.19)                          --
-------------------------------------------------------------------------------------------------
Life Solutions Income and Growth          (.79)                          --
-------------------------------------------------------------------------------------------------

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.


Portfolio Management


Bond and Intermediate Funds. Mr. John P. Kirby, Principal, is the portfolio manager primarily responsible for investment decisions regarding the SSgA Intermediate and Bond Market Funds. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that, Mr. Kirby was a portfolio manager at One Federal Asset Management a Shawmut Bank subsidiary, and at Cambridge Port Savings as an asset/liability risk specialist. He has a BA from Boston college and is a CFA candidate. There are six other portfolio managers working with Mr. Kirby.

High Yield Bond Fund. Mr. Bruce Walbridge, Principal,has been with State Street since March 1987. Before joining the Fixed Income group in July 1993 as a credit analyst, Mr. Walbridge was an assistant portfolio manager in the International Equity group. Prior to the launch of the SSgA High Yield Bond Fund, he managed several domestic bond portfolios including the $4 billion Flagship Government/Corporate Bond Fund. Utilizing his credit analysis background, Mr. Walbridge's focus over the last four and a half years has been on corporate bond analysis and trading. There are three other portfolio managers who assist in managing the Fund.


Yield Plus Fund. Mr. John Reohr, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Reohr joined State Street in April 1993 with responsibilities in cash and enhanced cash portfolio management. Mr. Reohr began managing the SSgA Yield Plus Fund in January 1998. Mr. Reohr began his fixed income career in 1983 working for Lehman Brothers' Treasury Trading Desk. Until 1989, Mr. Reohr managed short and intermediate fixed income portfolios for Continental Bank. Since then, Mr. Reohr has also managed government, mortgage, money market and Federal funds arbitrage portfolios for the Federal Home Loan Bank of Boston. He earned his BA in Political Science at Dickinson College and his MBA from the University of Chicago. There are 10 other portfolio managers working with Mr. Reohr.


Matrix Fund. Mr. Peter M. Stonberg, CFA. Mr. Stonberg is a Principal of State Street Global Advisors ("SSgA"). Mr. Stonberg joined State Street in 1981. Prior to joining SSgA, he was a securities analyst with the Fidelity group of mutual funds, Director of Research at the Mercantile National Bank in Dallas, a performance measurement consultant to major pension and endowment funds in the Master Trust Division of State Street Bank and Trust Company. Mr. Stonberg has taught courses in investment and computer disciplines. He is a graduate of Carleton College and holds an MBA from Columbia University. There are seven other portfolio managers working with Mr. Stonberg in managing the Fund.


S&P 500 Index Fund. Mr. James B. May, Principal, has been the lead portfolio manager for this Fund since May 1995. Mr. May has been a portfolio manager in the US Structured Products Group of State Street since January 1994. He served as an Investment Support Analyst in the US Passive Services Group from 1991 to 1993. He holds a BS in Finance from Bentley College and his MBA from Boston College. There are four other portfolio managers who work with Mr. May in managing the Fund.




Special Equity and Small Cap Funds. Ms. Jennifer Bardsley, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Special Equity and Small Cap Funds. Ms. Bardsley joined State Street in March 1993. She became a member of the Investments Systems Group and moved into the US Active Equities Group in January 1996. She holds BA degrees in Economics and Russian from Middlebury College, and an MS degree in Computer Science from Boston College. There are seven other portfolio managers who work with Ms. Bardsley in managing the Funds.


Real Estate equity Fund. Mr. David B. Smith, CFA, Principal, joined State Street Global Advisors in 1990. As a senior equity analyst and portfolio manager, he specialized in Real Estate Investment Trusts (REITs). Prior to his current responsibilities, David covered REITs and the financial services market segment, which includes banks, thrifts, insurance companies, credit card businesses, and asset management firms. He also has experience managing portfolios for SSgA. There are two other managers working with Mr. Smith.


Growth and Income Fund. Mr. L. Emerson Tuttle, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Fund and provides investment management services for employee benefit plans and endowments. Mr. Tuttle joined State Street in 1981. From 1987 to 1989, Mr. Tuttle was portfolio manager for Private Client Services at State Street Bank in Zurich, Switzerland. Mr. Tuttle is a 1973 magna cum laude graduate of Yale College, and earned a JD degree magna cum laude from Suffolk Law School. He is a member of the Massachusetts bar and a Chartered Financial Analyst. Mr. Tuttle is also a member of the Boston Security Analysts Society and has 18 years of investment experience. There are four other portfolio managers who work with Mr. Tuttle in managing the Fund.


International Growth Opportunities. Mr. Jeffrey Davis, Principal, is the portfolio manager responsible for investment decisions regarding the Fund. Mr. Davis came to State Street in November 1992, and was primarily involved in international and emerging markets investing, and worked closely with the International Finance Committee in launching emerging markets index funds. In early 1997 Mr. Davis left State Street to work with Schooner Asset Management on managing emerging market private equity and debt funds. He returned to State Street in December 1997 as a chief investment strategist and manager of international global opportunities funds. There are three other portfolio managers who assist in managing the Fund.


Emerging Markets Fund. Mr. Josh Feuerman, Principal, is the portfolio manager primarily responsible of investment decisions regarding the Fund. Mr. Feuerman joined State Street in 1987. He is a portfolio manager in SSgA's Global Active Equities Group responsible for emerging markets portfolios. He also assists in the marketing of SSgA's equity products to existing and prospective clients as well as to the consultant community. There are seven other portfolio managers who work with Mr. Feuerman in managing the Fund.

Active International Fund. Mr. Robert Rubano, Principal, has been the lead portfolio manager for this Fund since its inception in March 1995. Mr. Rubano has been with State Street since 1990 as a portfolio manager of active international funds. He is a graduate of Boston University's MBA program with concentration in Finance and also holds a BA in Government and Mathematics from Bowdoin College. There are seven other portfolio managers who work with Mr. Rubano in managing the Fund.


Life Solutions Funds. Mr. Gus Fleites, Principal, has primary responsibility for investment decisions regarding the SSgA Life Solutions Funds since their inception in July 1997. Mr. Fleites joined State Street in 1987 and is presently head of the Boston Asset Allocation group with responsibilities for portfolio management, research and product development. He is a graduate of the Wharton School of the University of Pennsylvania with a concentration in finance and multinational management and received his MBA in Finance from Babson College. There are two other portfolio managers who assist in the management of the Life Solutions Funds.


Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.


Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records; (3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Funds pay the Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets:

[bullet] All Funds (except Emerging Markets and Active International)

         [bullet] To and including $500 million--.06%;

         [bullet] Over $500 million to and including $1 billion--.05%; and

         [bullet] Over $1 billion--.03%.

[bullet] International Growth Opportunities, Emerging Markets and Active
         International

         [bullet] To and including $500 million--.07%;

         [bullet] Over $500 million to and including $1 billion--.06%;

         [bullet] Over $1 billion to and including $1.5 billion--.04%; and

         [bullet] Over $1.5 billion--.03%.

The percentage of the fee paid by the each Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fees noted above which are paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.


                            PERFORMANCE CALCULATIONS

Yield

Money Market, Yield Plus, Bond, High Yield Bond, Real Estate Equity and Intermediate Funds may from time to time advertise their yields. Yield for each Fund is calculated as follows:

Money Market Fund. The yield of the Money Market Fund refers to the income generated by an investment in shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.

From time to time, the Money Market Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

Bond, High Yield Bond, Real Estate Equity, Yield Plus and Intermediate Funds. Yield is calculated by dividing the net investment income per share earned during the most recent 30-day (or one-month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN


From time to time, each Fund may advertise its total return. The total return of a Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-year, five-year and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data (as applicable to each respective Fund) from Lipper Analytical Services, Inc., IBC's Money Fund Report, Wall Street Journal Score Card, Morningstar, Inc., S&P 500 Index, Russell 2000 Index, MSCI EAFE Index, LBAB Index, Lehman Brothers High Yield Bond Index, S&P REIT Index, Russell Special Small Company Index, MSCI EAFE Index, Lipper Real Estate Funds Average, Consumer Price Index. or other industry publications, business periodicals, rating services and market indices. The Funds may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.


Quoted yields, returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share represents an equal proportionate interest in a Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by the Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The Investment Company does not issue share certificates for the Funds. The Transfer Agent sends shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

               INFORMATION REGARDING STANDARD & POOR'S CORPORATION


"Standard & Poor's," "S&P," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's and have been licensed for use by SSgA Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the shareholders of the Fund regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of the trademarks and tradenames of Standard & Poor's including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating this Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of the Fund are to be redeemed. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                                MONEY MARKET FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one of the mutual funds, the SSgA Money Market Fund (the "Money Market Fund" or "Fund"). The Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com


Investment Advisor, Custodian     Distributor:                     Administrator:
and Transfer Agent:
State Street Bank and Trust       Russell Fund Distributors,       Frank Russell Investment
Company                             Inc.                           Management Company
225 Franklin Street               One International Place          909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110     Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES.................................................3


FINANCIAL HIGHLIGHTS....................................................4


SSgA FUNDS..............................................................6


MANNER OF OFFERING......................................................6


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.........................6

   INVESTMENT POLICIES..................................................6
   INVESTMENT RESTRICTIONS..............................................8

PORTFOLIO MATURITY......................................................9


DIVIDENDS AND DISTRIBUTIONS.............................................9


TAXES..................................................................10


VALUATION OF FUND SHARES...............................................10


PURCHASE OF FUND SHARES................................................10


REDEMPTION OF FUND SHARES..............................................12


GENERAL MANAGEMENT.....................................................14


FUND EXPENSES..........................................................16


PERFORMANCE CALCULATIONS...............................................16


ADDITIONAL INFORMATION.................................................17

                             FUND OPERATING EXPENSES

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."


     Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

     Annual Fund Operating Expenses: (as a percentage of average daily net assets)
      Advisory Fees                                                    .25%
      Fees for 12b-1 Distribution and Shareholder Servicing(1)         .08
      Other Expenses                                                   .06
                                                                       ---
      Total Operating Expenses(2)                                      .39%
                                                                       ===


     Examples:                                                       1 year          3 years         5 years         10 years
     You would pay the following expenses on a $1,000 investment,      $ 4             $13             $23             $52
     assuming:  (i) 5.0% annual return; and (ii) redemption at the     ===             ===             ===             ===
     end of each time period:


-----------------
(1) The ratio includes .05% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees.
(2) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS

The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                          1998        1997          1996         1995          1994         1993
                                        -------      -------       -------      -------       -------      -------
NET ASSET VALUE, BEGINNING OF           $1.0000      $1.0000       $1.0000      $1.0000       $1.0000      $1.0000
 PERIOD
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                 .0528        .0516         .0524        .0538         .0330        .0320
LESS DISTRIBUTIONS:
    Net investment income                (.0528)      (.0516)       (.0524)      (.0538)       (.0330)      (.0320)
                                        -------      -------       -------      -------       -------      -------
NET ASSET VALUE, END OF PERIOD          $1.0000      $1.0000       $1.0000      $1.0000       $1.0000      $1.0000
                                        =======      =======       =======      =======       =======      =======
TOTAL RETURN (%)(1)                        5.41         5.28          5.36         5.52          3.35         3.24
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000     5,477,326    4,278,165     3,475,409    2,752,895     3,020,796    2,502,483
    omitted)
    Ratios to average net assets
    (%)(2):
      Operating expenses                    .41          .39           .39          .39           .36          .33
      Net investment income                5.28         5.17          5.20         5.37          3.33         3.20



FINANCIAL HIGHLIGHTS ARE CONTINUED ON THE FOLLOWING PAGE

---------------
(1) Periods less than one year are not annualized.
(2) Annualized.

                                                         1992         1991         1990          1989
                                                       -------       -------      -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                   $1.0000       $1.0000      $1.0000       $1.0000
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .0458         .0686        .0817         .0883
LESS DISTRIBUTIONS:
    Net investment income                               (.0458)       (.0686)      (.0817)       (.0883)
                                                       -------       -------      -------       -------
NET ASSET VALUE, END OF PERIOD                         $1.0000       $1.0000      $1.0000       $1.0000
                                                       =======       =======      =======       =======
TOTAL RETURN (%)(1)                                       4.68          7.08         8.48          9.19
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000 omitted)           4,263,057     1,645,428    650,598       442,614
    Ratios to average net assets (%)(2):
      Operating expenses                                   .35           .37          .37           .43
      Net investment income                               4.40          6.59         8.13          8.97

------------------
(1) Periods less than one year are not annualized.
(2) Annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


The Fund has a fundamental investment objective, which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

The Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities; (3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Fund's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Section 4(2) Commercial Paper. The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 15% limitation on illiquid securities set forth below where the Board of Trustees of the Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

Mortgage-Related Securities. The Fund may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.


Investment Restrictions

The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.

2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.


3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY


The Fund must limit investments to securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act) andas determined in accordance with the applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Fund normally holds portfolio instruments to maturity but may dispose of them prior to maturity if the Advisor finds it advantageous.



                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.


                                      TAXES

The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

Net Asset Value Per Share. Net asset value per share of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities allocated to the class, dividing by the number of shares outstanding in a class and rounding to the nearest cent. The Fund will determine net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange or Boston Federal Reserve are open for business.

Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                             PURCHASE OF FUND SHARES

Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received and to be eligible to earn the dividend declared on date of purchase. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

     Regular Mail:                      Registered, Express or Certified Mail:
     SSgA Funds                         SSgA Funds
     P.O. Box 8317                      2 Heritage Drive
     Boston, MA  02266-8317             North Quincy, MA  02171

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.

Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:
    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA  02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)
    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays n receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.. No dividends will be paid on shares on the date of redemption.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next succeeding business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Checkwriting Service. If investors have authorized the check writing feature on the Application and have completed the signature card, they may redeem shares in their account, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a one-time service charge of $5 per Fund to establish this feature, and investors may write an unlimited number of checks provided that the account minimum of $1,000 per Fund is maintained.

Cash Sweep Program. Money managers of master trust clients may participate in a cash sweep program to automatically invest excess cash in the Fund. A money manager must select the Fund, give authorization to complete the Fund's Application and authorize the investment of excess cash into or the withdrawal of required cash from the Fund on a daily basis. Where the Advisor acts as the money manager, the Advisor will receive an advisory fee from the client.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.


Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.


Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    Seller                                        o       Requirements for Written Requests

    Owner of individual, joint, sole              o       Letter of instruction, signed by all persons
    proprietorship, UGMA/UTMA (custodial                  authorized to sign for the account stating general
    accounts for minors) or                               titles/capacity, exactly as the account is
                                                          registered; and

                                      -13-


    general partner accounts                      o       Signature guarantee, if applicable (see above).

    Owners of corporate or association            o       Letter of instruction signed by authorized
    accounts                                              person(s), stating capacity as indicated by the
                                                          corporate resolution;

                                                  o       Corporate resolution, certified within the past 90
                                                          days; and

                                                  o       Signature guarantee, if applicable (see above).

    Owners or trustees of trust accounts          o       Letter of instruction, signed by all trustees;

                                                  o       If the trustees are not named in the registration,
                                                          please provide a copy of the trust document
                                                          certified within the past 60 days; and

                                                  o       Signature guarantee, if applicable (see above).


   Joint tenancy shareholders whose               o       Letter of instruction signed by surviving tenant(s);
    co-tenants are deceased
                                                  o       Certified copy of the death certificate; and

                                                  o       Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


The Advisor, subject to Board supervision, directs the investments of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays the Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .25% of the Fund's average daily net assets.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.


Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.


Pursuant to the Administration Agreement with the Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and the Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and
(2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.


                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its yield and effective yield. The yield of each Fund refers to the income generated by an investment in shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.

From time to time, the Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

From time to time the Fund may advertise its total return. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The Investment Company does not issue share certificates for the Fund. Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                         US GOVERNMENT MONEY MARKET FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one of the mutual funds, the SSgA US Government Money Market Fund (the "Government Money Market Fund" or "Fund"). The Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its instrumentalities with remaining maturities of one year or less. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT A MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com


Investment Advisor, Custodian    Distributor:                    Administrator:
and Transfer Agent:
State Street Bank and Trust      Russell Fund Distributors,      Frank Russell Investment
 Company                          Inc.                            Management Company
225 Franklin Street              One International Place         909 A Street
Boston, Massachusetts 02110      Boston, Massachusetts  02110    Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES................................................3


FINANCIAL HIGHLIGHTS...................................................4


SSgA FUNDS.............................................................5


MANNER OF OFFERING.....................................................5


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS........................5

   INVESTMENT POLICIES.................................................5
   INVESTMENT RESTRICTIONS.............................................7

PORTFOLIO MATURITY.....................................................7


DIVIDENDS AND DISTRIBUTIONS............................................7


TAXES..................................................................8


VALUATION OF FUND SHARES...............................................9


PURCHASE OF FUND SHARES................................................9


REDEMPTION OF FUND SHARES.............................................11


GENERAL MANAGEMENT....................................................13


FUND EXPENSES.........................................................15


PERFORMANCE CALCULATIONS..............................................15


ADDITIONAL INFORMATION................................................16

                             FUND OPERATING EXPENSES


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."


        Shareholder Transaction Expenses:
        Sales Load Imposed on Purchases                            None
        Sales Load Imposed on Reinvested Dividends                 None
        Deferred Sales Load                                        None
        Redemption Fees                                            None
        Exchange Fee                                               None

        Annual Fund Operating Expenses:  (as a percentage of
        average daily net assets)
        Advisory Fees                                               .25%
        Fees for 12b-1 Distribution and Shareholder Servicing(1)    .09
        Other Expenses                                              .08
                                                                   ----
        Total Operating Expenses(2)                                 .42%
                                                                   ====


       Examples:                                     1 year    3 years    5 years    10 years
       You would pay the following expenses            $4       $13        $24        $53
       on a $1,000 investment, assuming:              ===       ===        ===        ===
       (i) 5% annual return; and (ii) redemption
       at the end of each time period:

---------------
(1) The ratio includes .04% for 12b-1 Distribution and .05% for 12b-1 Shareholder Servicing Fees
(2) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                     1998        1997        1996       1995        1994        1993        1992        1991++
                                   -------     -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING         $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
OF YEAR                            -------     -------     -------     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT
OPERATIONS:
    Net investment income            .0500       .0500       .0515       .0528       .0324       .0304       .0441       .0302
LESS DISTRIBUTIONS:
    Net investment income           (.0500)     (.0500)     (.0515)     (.0528)     (.0324)     (.0304)     (.0441)     (.0302)
NET ASSET VALUE, END OF YEAR        $1.000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
TOTAL RETURN(%)(1)                    5.33        5.19        5.27        5.38        3.30        3.08        4.49        3.06
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year        945,897     904,483     683,210     490,138     251,165     137,136     156,707      94,646
    ($omitted)
    Ratios to average net assets
    (%)(2)
        Operating expenses, net        .42         .44         .40         .42         .38         .39         .41         .23
        Operating expenses, gross      .42         .44         .40         .42         .39         .46         .42         .43
    Net investment income             5.20        5.08        5.12        5.37        3.27        3.04        4.26        5.94

---------------
++  For the period March 1, 1991 (commencement of operations) to August 31,
    1991.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1991 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


The Fund has a fundamental investment objective, which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

The Government Money Market Fund's fundamental investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

The Fund attempts to meet its investment objective by investing in obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities or in repurchase agreements secured by such instruments. (See "Investment Policies -- US Government Securities.") Under normal market conditions, the Government Money Market Fund will be 100% invested in such securities.

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Mortgage-Related Pass-Through Securities. The Fund may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Mortgage pass-through certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

INVESTMENT RESTRICTIONS


The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.

2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY


The Fund must limit investments to securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act) and as determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Fund normally holds portfolio instruments to maturity but may dispose of them prior to maturity if Advisor finds it advantageous.


                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.


                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.


Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES


Net Asset Value Per Share. Net asset value per share for each class of shares of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent. The Fund determines net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business.


Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars and in Federal funds (or converted to Federal funds). Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


   Regular Mail:                         Registered, Express or Certified Mail:
   SSgA Funds                            SSgA Funds
   P.O. Box 8317                         2 Heritage Drive
   Boston, MA  02266-8317                North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:
    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA  02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)
    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. A dividend will be paid according to the established dividend payment schedule on shares redeemed if the redemption request is received by Sate Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Checkwriting Service. If investors have authorized the check writing feature on the Application and have completed the signature card, they may redeem shares in their account, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a one-time service charge of $5 per Fund to establish this feature, and investors may write an unlimited number of checks provided that the account minimum of $1,000 per Fund is maintained.

Cash Sweep Program. Money managers of master trust clients may participate in a cash sweep program to automatically invest excess cash in the Fund. A money manager must select the Fund, give authorization to complete the Fund's Application and authorize the investment of excess cash into or the withdrawal of required cash from the Fund on a daily basis. Where the Advisor acts as the money manager, the Advisor will receive an advisory fee from the client.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.


By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.

Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.


Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    Seller                                        o       Requirements for Written Requests

    Owner of individual, joint, sole              o       Letter of instruction, signed by all persons
    proprietorship, UGMA/UTMA (custodial                  authorized to sign for the account stating general
    accounts for minors) or general                       titles/capacity, exactly as the account is
    partner accounts                                      registered; and

                                                  o       Signature guarantee, if applicable (see above).


    Owners of corporate or association            o       Letter of instruction signed by authorized
    accounts                                              person(s), stating capacity as indicated by the
                                                          corporate resolution;

                                                  o       Corporate resolution, certified within the past 90
                                                          days; and

                                                  o       Signature guarantee, if applicable (see above).


    Owners or trustees of trust accounts          o       Letter of instruction, signed by all trustees;

                                                  o       If the trustees are not named in the registration,
                                                          please provide a copy of the trust document
                                                          certified within the past 60 days; and

                                                  o       Signature guarantee, if applicable (see above).


    Joint tenancy shareholders whose              o       Letter of instruction signed by surviving tenant(s);
    co-tenants are deceased
                                                  o       Certified copy of the death certificate; and


                                                  o       Signature guarantee, if applicable (see above).

Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.


                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its yield and effective yield. The yield of each Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.

From time to time, the Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

From time to time the Fund may advertise its total return. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.

Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.

Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

As of _______, 1998, no single shareholder owned of record 25% or more of the issued and outstanding shares of the Fund.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             PRIME MONEY MARKET FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA Prime Money Market Fund (the "Prime Money Market Fund" or the "Fund"). The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

These securities have not been approved or disapproved by the Securities and Exchange Commission or by any state securities commission nor has any such commission passed upon the accuracy or adequacy of this prospectus. any representation to the contrary is a criminal offense.

Investments in The Fund Are Neither Insured Nor Guaranteed By The US Government. There Is No Assurance That The Fund Will Maintain A Stable Net Asset Value Of $1.00 Per Share.

Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, State Street Bank and Trust Company, and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com


Investment Advisor, Custodian     Distributor:                   Administrator:
and Transfer Agent:
State Street Bank and Trust       Russell Fund Distributors,     Frank Russell Investment
 Company                           Inc.                           Management Company
225 Franklin Street               One International Place        909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110   Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES AFTER REIMBURSEMENT....................................3

FINANCIAL HIGHLIGHTS...........................................................4

SSgA FUNDS.....................................................................5

MANNER OF OFFERING.............................................................5

INVESTMENT OBJECTIVES AND POLICIES.............................................5
   INVESTMENT POLICIES.........................................................5

PURCHASE OF FUND SHARES........................................................8

REDEMPTION OF FUND SHARES......................................................9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................10

INVESTMENT RESTRICTIONS.......................................................10

PORTFOLIO MATURITY............................................................11

DIVIDENDS AND DISTRIBUTIONS...................................................11

TAXES.........................................................................12

VALUATION OF FUND SHARES......................................................12

GENERAL MANAGEMENT............................................................12

FUND EXPENSES.................................................................14

PERFORMANCE CALCULATIONS......................................................15

ADDITIONAL INFORMATION........................................................15

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT


                          SSgA PRIME MONEY MARKET FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."



        Shareholder Transaction Expenses:

        Sales Load Imposed on Purchases                                  None
        Sales Load Imposed on Reinvested Dividends                       None
        Deferred Sales Load                                              None
        Redemption Fees                                                  None
        Exchange Fee                                                     None

        Annual Fund Operating Expenses: (as a percentage of average daily net assets)

        Advisory Fees (After Fee Reimbursement)(1)                        .07%
        Fees for 12b-1 Distribution and Shareholder Servicing(1),(2)      .06
        Other Expenses(1)                                                 .07
                                                                          ---

        Total Operating Expenses (After Fee Reimbursement)(1),(3)         .20%
                                                                          ===


       Examples:                                      1 year    3 years    5 years    10 years

       You would pay the following expenses on a        $2        $6        $11        $26
                                                        ==        ==        ===        ===
       $1,000 investment, assuming:  (i) 5% annual
       return; and (ii) redemption at the end of
       each time period:


----------
1 The Advisor has agreed to reimburse the Fund for all expenses in excess of .20% of average daily net assets on an annual basis. The gross annual Advisory expense before reimbursement would be .15% of average daily net assets. The total operating expenses of the Fund absent reimbursement would be .28% on an annual basis. This agreement will be in effect for the current fiscal year.

2 The ratio includes .03% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees

3 The expense information in the table has been adjusted to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


                          SSgA PRIME MONEY MARKET FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.




                                                  1998         1997          1996         1995          1994++

 NET ASSET VALUE, BEGINNING OF YEAR                $1.0000      $1.0000       $1.0000      $1.0000       $1.0000
                                                   -------      -------       -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                           .0544        .0528         .0546        .0567         .0207
 LESS DISTRIBUTIONS:
     Net investment income                          (.0544)      (.0528)       (.0546)      (.0567)       (.0207)
                                                    ------       ------        ------       ------        ------
 Total Distributions
 NET ASSET VALUE, END OF YEAR                       $1.000      $1.0000       $1.0000      $1.0000       $1.0000
                                                    ======      =======       =======      =======       =======
 TOTAL RETURN (%)(1)                                  5.63         5.52          5.60         5.82          2.09
 RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000 omitted)      2,125,020    1,406,263     1,095,631    1,076,630       432,224
     Ratios to average net assets (%)(2):
        Operating expenses, net                      .20          .20           .20          .14           .16
        Operating expenses, gross                    .28          .28           .25          .27           .32
        Net investment income                       5.48         5.40          5.44         5.76          4.00




----------
++ For the period February 22, 1994 (commencement of operations) to August 31, 1994.

1   Periods less than one year are not annualized.

2   The ratios for the period ended August 31, 1994 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."

Minimum and Subsequent Investment. The Prime Money Market Fund requires a minimum initial investment of $20 million, and a shareholder's investment in the Prime Money Market Fund may be subject to redemption at the Fund's discretion if the account balance is less than $15 million as a result of shareholder redemptions. The Fund reserves the right to reject any purchase order.


                       INVESTMENT OBJECTIVES AND POLICIES


The Fund has a fundamental investment objective which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. The Fund also maintains certain nonfundamental investment policies which reflect the Fund's current practices and may be changed at any time by the Investment Company's Board of Trustees upon written notice to the shareholders. There can be no assurance the Fund will meet its investment objective.

The Prime Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

The Prime Money Market Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include:
(1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities; (3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

INVESTMENT POLICIES


The Fund will limit its portfolio investments to securities that, at the time of acquisition: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Fund's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Stripped Securities. The Fund may invest in stripped securities, which are US Treasury bonds and notes where the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount to their face value, and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal securities issued by the US Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Securities purchased by the Fund may include variable and floating rate instruments, which may have a stated maturity in excess of the Fund's maturity limitations but which will, except for certain US Government obligations, permit the Fund to demand payment of the principal of the instrument at least once every thirteen months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Fund are subject to the Fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Fund's investment advisor will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Investment Company invests, and their ability to repay principal and interest.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

Section 4(2) Commercial Paper. The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 15% limitation on illiquid securities set forth below where the Board of Trustees of the Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.


Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."


Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Mortgage-Related Securities. The Fund may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.


                             PURCHASE OF FUND SHARES


Minimum Initial Investment and Account Balance. The Prime Money Market Fund requires a minimum initial investment of $20 million and a minimum account balance of $15 million. The Fund reserves the right to reject any purchase order.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Payments for Fund shares must be received by the Transfer Agent, and the accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Shares of the Fund purchased by orders accepted prior to 4:00 p.m. Eastern time will earn the dividend determined on the date of purchase. Orders greater than $25 million must be placed before 3:00 p.m. Eastern time in order to be accepted.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed SSgA Funds' Institutional Account Application, regardless of the investment method. For additional information, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, 1 International Place, 27th Floor, Boston, MA 02110.




Federal Funds Wire. In order to assure timely processing of purchase orders, the Investment Company strongly recommends that investors make initial or subsequent investments by wiring federal funds to State Street Bank and Trust Company as the Transfer Agent. An investor using this purchase method should:

1.  Complete the SSgA Funds' Institutional Account Application and fax it to
    (617) 664-6011.

2.  Telephone State Street Bank and Trust Company at (800) 647-7327 and provide:
    (1) the investor's account registration number, address and social security or tax identification number; (2) the name of the Fund; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

3.  Instruct the wiring bank to wire federal funds to:

              State Street Bank and Trust Company
              225 Franklin Street
              Boston, MA  02110
              ABA #0110-0002-8
              DDA# 9904-631-0
              SSgA Prime Money Market Fund
              Account Number and Registration



Orders transmitted via this purchase method will be credited when federal funds are received by State Street. The investor will not be permitted to redeem shares from the account until an original completed application has been received. Please send completed applications to: State Street Bank, attention SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. Please reference the account number on the application.


Mail. To purchase shares by mail, send a check or other negotiable bank draft payable to: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA Prime Market Fund. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and checks drawn on credit card accounts will not be accepted. Certified checks are not necessary; however, all checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Normally, checks and drafts are converted to federal funds within two business days following receipt of the check or draft. Initial investments should be accompanied by a completed Application, and subsequent investments are to be accompanied by the investor's account number.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange their Fund shares without charge for shares of any other investment portfolio offered by the Investment Company. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made: (1) by telephone if the registrations of the two accounts are identical; or (2) in writing addressed to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA Prime Market Fund. If shares of the Fund were purchased by check, the shares must have been present in an account for 10 days before an exchange is made. The exchange privilege will only be available in states where the exchange may legally be made, and may be modified or terminated by the Funds upon 60 days' notice to shareholders.



                            REDEMPTION OF FUND SHARES



Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. Payment will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Although the Investment Company does not currently charge a fee for this service, Investment Company reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays n receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check. An investor will not be permitted to redeem shares from the account until a completed Application is on file. Shareholders who redeem shares of the Fund amounting to over $25 million pursuant to a request received by State Street after 3:00 p.m. Eastern time may at the Fund's discretion not receive their proceeds that day.

Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.


Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the address for purchases by mail under "Purchase of Fund Shares"). The redemption will be processed based on the net asset value next determined after receipt by State Street of all required documentation in good order. Good order means that the request must include the following:

1. A clear letter of instruction or a stock assignment stating the Fund and account number that the redemption is to be process from, the dollar amount to be redeemed and where the proceeds are to be sent. The letter must be signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

2. Such other supporting legal documents, if required by applicable law or the Transfer Agent, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.


The Prime Money Market Fund reserves the right to redeem the shares in any account with a balance of less than $15 million as a result of shareholder redemptions. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

The Prime Money Market Fund may pay any portion of the redemption amount in excess of $10 million by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


To allow the Advisor to manage the Fund most effectively, investors are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of transactions in excess of $5 million. To protect the Fund's performance and shareholders, the Advisor discourages frequent trading in response to short-term market fluctuations.

Neither the Fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, the account holder's taxpayer identification number and its bank routing information). To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. The Fund, the Distributor or the Transfer Agent will be responsible for the authenticity of terminal access instructions only if it acts with willful misfeasance, bad faith or gross negligence.


                             INVESTMENT RESTRICTIONS


The Fund's fundamental investment restrictions described below may be amended only with the approval of the Fund's shareholders and, unless otherwise noted, apply at the time an investment is made. See the Statement of Additional Information for other investment restrictions. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Domestic and foreign branches of US banks and domestic branches of foreign banks are not considered a single industry for purposes of this restriction.


2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY



The Fund must limit its investments to securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act) and as determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less.


The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Advisor finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's net asset value or yield.


                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.

If Cash Option has been selected and the account is closed anytime during the month, the dividends will automatically be wired the following business day after the redemption to the bank where the redemption wire was sent. If an account is closed during the month and dividends were to be reinvested, the proceeds will automatically be sent by check to the address of record.



                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.

The Fund does not expect to be subject to any state and local taxes.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Under federal law, the income derived from obligations issued by the US Government and certain of its agencies or instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass this tax exemption through to their shareholders. Income from repurchase agreements where the underlying securities are US Government obligations does not receive this exempt treatment.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The Fund determines net asset value as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, equal to .15% annually of the Fund's average daily net assets.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.



Administration Agreement. Frank Russell Investment Management Company
("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with the Investment Company, the Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's Prospectus and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and the Investment Company's other domestic investment portfolios pay the Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997;; and
(2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any

Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES



The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its yield and effective yield. The Fund's yield refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.

From time to time, the Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

From time to time, the Fund may advertise its total return. The Fund's total return is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION



Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.

Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.

Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                          US TREASURY MONEY MARKET FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA US Treasury Money Market Fund (the "Treasury Money Market Fund" or the "Fund"). The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the US Government and repurchase agreements backed by such securities. The Fund intends to meet its investment objective by investing only in US Treasury bills, notes and bonds. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

These securities have not been approved or disapproved by the Securities and Exchange Commission or by any state securities commission nor has any such commission passed upon the accuracy or adequacy of this prospectus. any representation to the contrary is a criminal offense.

Investments In The Fund Are Neither Insured Nor Guaranteed By The Us Government. There Is No Assurance That The Fund Will Maintain A Stable Net Asset Value Of $1.00 Per Share.

Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, State Street Bank and Trust Company, and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



Investment Advisor, Custodian     Distributor:                   Administrator:
and Transfer Agent:

State Street Bank and Trust       Russell Fund Distributors,     Frank Russell Investment
Company                             Inc.                         Management Company
225 Franklin Street               One International Place        909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110   Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES AFTER REIMBURSEMENT....................................3

FINANCIAL HIGHLIGHTS...........................................................4

SSgA FUNDS.....................................................................5

MANNER OF OFFERING.............................................................5

INVESTMENT OBJECTIVE AND POLICIES..............................................5
   INVESTMENT POLICIES.........................................................5

PURCHASE OF FUND SHARES........................................................6

REDEMPTION OF FUND SHARES......................................................8

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................9

INVESTMENT RESTRICTIONS........................................................9

PORTFOLIO MATURITY.............................................................9

DIVIDENDS AND DISTRIBUTIONS...................................................10

TAXES.........................................................................10

VALUATION OF FUND SHARES......................................................11

GENERAL MANAGEMENT............................................................11

FUND EXPENSES.................................................................13

PERFORMANCE CALCULATIONS......................................................13

ADDITIONAL INFORMATION........................................................14

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."



        Shareholder Transaction Expenses:

        Sales Load Imposed on Purchases                                None
        Sales Load Imposed on Reinvested Dividends                     None
        Deferred Sales Load                                            None
        Redemption Fees                                                None
        Exchange Fee                                                   None

        Annual Fund Operating Expenses: (as a percentage of average daily net assets)

        Advisory Fees (After Fee Reimbursement)(1)                      .06%
        Fees for 12b-1 Distribution and Shareholder Servicing (1), (2)  .05
        Other Expenses1                                                 .09
                                                                        ---

        Total Operating Expenses (After Fee Reimbursement)(1),(3)      .20%
                                                                        ===



       Examples:                                                 1 year          3 years         5 years        10 years

       You would pay the following expenses on a $1,000            $2              $6             $11            $26
       investment, assuming:  (i) 5% annual return; and (ii)       ==              ==             ===            ===
       redemption at the end of each time period:

--------
1 The Advisor has agreed to reimburse the Fund for all expenses in excess of .20% of average daily net assets on an annual basis. The total operating expenses of the Fund absent fee reimbursement would be .39% of average daily net assets on an annual basis. The gross annual Advisory fee expense before reimbursement would be .25% of average daily net assets. This agreement will be in effect until further notice.

2 The ratio includes .03% for 12b-1 Distribution and .02% for 12b-1 Shareholder Servicing Fees

3 The expense information in the table has been adjusted to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                        1998          1997         1996          1995         1994++

 NET ASSET VALUE, BEGINNING OF           $1.0000      $ 1.0000     $ 1.0000      $ 1.0000     $ 1.0000
 PERIOD                                  -------      --------     --------      --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                 .0540         .0515        .0529         .0536        .0249
 LESS DISTRIBUTIONS:
     Net investment income                (.0540)       (.0515)      (.0529)       (.0536)      (.0249)
                                          ------        ------       ------        ------       ------
 NET ASSET VALUE, END OF PERIOD          $1.0000       $1.0000      $1.0000       $1.0000      $1.0000
                                         =======       =======      =======       =======      =======
 TOTAL RETURN (%)4                          5.53          5.36         5.42          5.48         2.51
 RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year ($000     1,000,367       916,845      189,004       160,893      154,858
     omitted)
     Ratios to average net assets
     (%)(2):
        Operating expenses, net              .20           .20          .20           .13          .13
        Operating expenses, gross            .39           .46          .38           .39          .38
        Net investment income               5.40          5.28         5.29          5.38         3.28


++ For the period December 1, 1993 (commencement of operations) to August 31, 1994.

1   Periods less than one year are not annualized.

2   The ratios for the period ended August 31, 1994 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."

Minimum and Subsequent Investment. The Treasury Money Market Fund requires a minimum initial investment of $10 million, and a shareholder's investment may be subject to redemption at the Fund's discretion if the account balance is less than $7.5 million as a result of shareholder redemptions. The Fund reserves the right to reject any purchase order.


                        INVESTMENT OBJECTIVE AND POLICIES


The Fund has a fundamental investment objective which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. The Fund also maintains certain nonfundamental investment policies which reflect the Fund's current practices and may be changed at any time by the Investment Company's Board of Trustees upon written notice to the shareholders. There can be no assurance the Fund will meet its investment objective.

The Treasury Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the US Government and repurchase agreements backed by such securities.

The Treasury Money Market Fund's investment policy is to invest its assets primarily in US Treasury bills, notes and bonds (which are direct obligations of the US Government) and repurchase agreements backed by such securities.

The Treasury Money Market Fund intends to seek a quality rating from one or more national security rating organizations. To obtain such rating the Fund may be required to adopt additional investment restrictions, which may affect the Fund's performance.


INVESTMENT POLICIES


The Fund will limit its portfolio investments to securities that, at the time of acquisition: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Fund's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:


US Government Securities. US Government securities in which the Fund may invest include US Treasury bills, notes and bonds.


When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

The Fund will invest no than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Stripped Securities. The Fund may invest in stripped securities, which are US Treasury bonds and notes where the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount to their face value, and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal securities issued by the US Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.


                             PURCHASE OF FUND SHARES


Minimum Initial Investment and Account Balance. The Treasury Money Market Fund requires a minimum initial investment of $10 million and a minimum account balance of $7.5 million. The Fund reserves the right to reject any purchase order.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Payments for Fund shares must be received by the Transfer Agent, and the accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Fund shares purchased by orders which are accepted: (1) prior to 3:00 p.m. Eastern time will earn the dividend declared on the date of purchase; and (2) on or after 3:00 p.m. Eastern time will earn the dividend determined on the next day.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed SSgA Funds' Institutional Account Application, regardless of the investment method. For additional information, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, 1 International Place, 27th Floor, Boston, MA 02110.

Federal Funds Wire. In order to assure timely processing of purchase orders, the Investment Company strongly recommends that investors make initial or subsequent investments by wiring federal funds to State Street Bank and Trust Company as the Transfer Agent. An investor using this purchase method should:


1.  Complete the SSgA Funds' Institutional Account Application and fax it to
    (617) 664-6011.

2.  Telephone State Street Bank and Trust Company at (800) 647-7327 and provide:
    (1) the investor's account registration number, address and social security or tax identification number; (2) the name of the Fund; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

3.  Instruct the wiring bank to wire federal funds to:

              State Street Bank and Trust Company
              225 Franklin Street
              Boston, MA  02110
              ABA #0110-0002-8
              DDA# 9904-631-0
              SSgA US Treasury Money Market Fund
              Account Number and Registration

Orders transmitted via this purchase method will be credited when federal funds are received by State Street. The investor will not be permitted to redeem shares from the account until an original completed application has been received. Please send completed applications to: State Street Bank, attention SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. Please reference the account number on the application.


Mail. To purchase shares by mail, send a check or other negotiable bank draft payable to: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA US Treasury Money Market Fund. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and checks drawn on credit card accounts will not be accepted. Certified checks are not necessary; however, all checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Normally, checks and drafts are converted to federal funds within two business days following receipt of the check or draft. Initial investments should be accompanied by a completed Application, and subsequent investments are to be accompanied by the investor's account number.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.

Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange their Fund shares without charge for shares of any other investment portfolio offered by the Investment Company. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made: (1) by telephone if the registrations of the two accounts are identical; or (2) in writing addressed to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA Prime Market Fund. If shares of the Fund were purchased by check, the shares must have been present in an account for 10 days before an exchange is made. The exchange privilege will only be available in states where the exchange may legally be made, and may be modified or terminated by the Funds upon 60 days' notice to shareholders.

                            REDEMPTION OF FUND SHARES



Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next succeeding business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder. Typically, payment will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Although the Investment Company does not currently charge a fee for this service, Investment Company reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.. An investor will not be permitted to redeem shares from the account until a completed Application is on file. Shareholders who redeem shares of the Fund pursuant to a request received by State Street prior to 3:00 p.m. Eastern time will not be entitled to that day's dividend with respect to the shares redeemed.


Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.


Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the address for purchases by mail under "Purchase of Fund Shares"). The redemption will be processed based on the net asset value next determined after receipt by State Street of all required documentation in good order. Good order means that the request must include the following:

1. A clear letter of instruction or a stock assignment stating the Fund and account number that the redemption is to be process from, the dollar amount to be redeemed and where the proceeds are to be sent. The letter must be signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

2. Such other supporting legal documents, if required by applicable law or the Transfer Agent, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

The US Treasury Money Market Fund reserves the right to redeem the shares in any account with a balance of less than $7.5 million as a result of shareholder redemptions. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

The US Treasury Money Market Fund may pay any portion of the redemption amount in excess of $5 million by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


To allow the Advisor to manage the Fund most effectively, investors are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of transactions in excess of $5 million. To protect the Fund's performance and shareholders, the Advisor discourages frequent trading in response to short-term market fluctuations.

Neither the Fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, the account holder's taxpayer identification number and its bank routing information). To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. The Fund, the Distributor or the Transfer Agent will be responsible for the authenticity of terminal access instructions only if it acts with willful misfeasance, bad faith or gross negligence.


                             INVESTMENT RESTRICTIONS


The Fund's fundamental investment restrictions described below may be amended only with the approval of the Fund's shareholders and, unless otherwise noted, apply at the time an investment is made. See the Statement of Additional Information for other investment restrictions. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY


The Fund must limit its investments to securities with remaining maturities of 397 days or less (as determined in accordance with applicable SEC regulations) and must maintain a dollar-weighted average maturity of 90 days or less.

The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Advisor finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's net asset value or yield.


                           DIVIDENDS AND DISTRIBUTIONS



The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.



Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.

If Cash Option has been selected and the account is closed anytime during the month, the dividends will automatically be wired the following business day after the redemption to the bank where the redemption wire was sent. If an account is closed during the month and dividends were to be reinvested, the proceeds will automatically be sent by check to the address of record.



                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Under federal law, the income derived from obligations issued by the US Government and certain of its agencies or instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass this tax exemption through to their shareholders. Income from repurchase agreements where the underlying securities are US Government obligations does not receive this exempt treatment.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The Fund determines net asset value twice each business day, as of 3:00 p.m. Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange or Boston Federal Reserve are open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with the Investment Company, the Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's Prospectus and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and the Investment Company's other domestic investment portfolios pay the Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and
(2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES



The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its yield and effective yield. The Fund's yield refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.

From time to time, the Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

From time to time, the Fund may advertise its total return. The Fund's total return is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gain distributions.


Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Moody's Investors Service, Inc., Lipper Analytical Services, Inc., IBC's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.


Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION



Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                           TAX FREE MONEY MARKET FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. The Funds' shares are offered without sales commissions. However, the Funds pay certain distribution expenses under the Rule 12b-1 plan. This Prospectus describes and offers shares of beneficial interest in the Funds listed below:

The Tax Free Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

These securities have not been approved or disapproved by the Securities and Exchange Commission or by any state securities commission nor has any such commission passed upon the accuracy or adequacy of this prospectus. any representation to the contrary is a criminal offense.

Investments In The Tax Free Fund Are Neither Insured Nor Guaranteed By The Us Government. There Is No Assurance That The Fund Will Maintain A Stable Net Asset Value Of $1.00 Per Share.

Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, State Street Bank and Trust Company, and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



Investment Advisor, Custodian     Distributor:                   Administrator:
and Transfer Agent:

State Street Bank and Trust       Russell Fund Distributors,     Frank Russell Investment
Company                             Inc.                         Management Company
 225 Franklin Street               One International Place        909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110   Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES........................................................3

FINANCIAL HIGHLIGHTS...........................................................4

SSgA FUNDS.....................................................................5

MANNER OF OFFERING.............................................................5

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................................5

   Investment Policies.........................................................5
   Investment Restrictions.....................................................8

PORTFOLIO MATURITY.............................................................8

DIVIDENDS AND DISTRIBUTIONS....................................................8

TAXES..........................................................................9

VALUATION OF FUND SHARES......................................................10

PURCHASE OF FUND SHARES.......................................................10

REDEMPTION OF FUND SHARES.....................................................12

GENERAL MANAGEMENT............................................................14

FUND EXPENSES.................................................................16

PERFORMANCE CALCULATIONS......................................................16

ADDITIONAL INFORMATION........................................................17

                             FUND OPERATING EXPENSES


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



        Shareholder Transaction Expenses:

        Sales Load Imposed on Purchases                             None
        Sales Load Imposed on Reinvested Dividends                  None
        Deferred Sales Load                                         None
        Redemption Fees                                             None
        Exchange Fee                                                None

        Annual Fund Operating Expenses: (as a percentage of average daily net assets)

        Advisory Fees                                                .25%
        Fees for 12b-1 Distribution and Shareholder Servicing(1)     .19
        Other Expenses                                               .12
                                                                     ---

        Total Operating Expenses(2)                                  .56%
                                                                     ===


       Examples:                                        1 year     3 years     5 years     10 years
       You would pay the following expenses on a        $6         $18         $31         $70
       $1,000 investment, assuming:  (i) 5%             ==         ===         ===         ===
       annual return; and (ii) redemption at the
       end of each time period:



----------
1 The ratio includes .15% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees

2 Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.



                                               1998             1997             1996            1995++

NET ASSET VALUE, BEGINNING OF YEAR             $1.0000          $1.0000          $1.0000         $1.0000
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                        .0304            .0295            .0302           .0251
LESS DISTRIBUTIONS:
    Net investment income                       (.0304)          (.0295)          (.0302)         (.0251)
                                               -------          -------          -------         -------
NET ASSET VALUE, END OF YEAR                   $1.0000          $1.0000          $1.0000         $1.0000
                                               =======          =======          =======         =======
TOTAL RETURN(%)1                                  3.08             2.99             3.07            2.54
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($omitted)         260,084          163,502           45,061          42,607
    Ratios to average net assets (%)2
       Operating expenses, net                     .56              .58              .57             .59
       Operating expenses, gross                   .56              .58              .57             .60
       Net investment income                      3.04             2.98             3.01            3.40


----------
++ For the period March 1, 1994 (commencement of operations) to August 31, 1994.

1  Periods less than one year are not annualized.

2  The ratios for the period ended August 31, 1994 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.



                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


The Fund's fundamental investment objective is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value. This objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

The Fund has a fundamental policy of investing at least 80% of its net assets in federal tax-exempt, high quality and short-term municipal securities of all types under normal market conditions. These securities are issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund may buy or sell securities on a when-issued or forward commitment basis.

The Fund may invest not more than 20% of its assets in federally taxable money market instruments including securities issued by or guaranteed as to principal and interest by the US government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.


The Fund will invest in securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act) and as calculated according to Rule 2a-7 and will maintain a dollar-weighted average maturity of 90 days or less. The Fund will limit its portfolio investments to investment grade securities which at the time of acquisition the Advisor determines present minimal credit risk and which: (1) are rated in the highest category by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Portfolio's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.


INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

Municipal Securities. The Fund may purchase municipal securities issued by or on behalf of public authorities to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are backed by the revenues generated from a specific project or facility and include project revenue bonds, such as private activity and industrial development bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Advisor reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Municipal obligations involve possible risks, including being affected by economic, business and political developments and being subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Future laws may be effected extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

Municipal Leases. The Fund may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Municipal leases may be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise may be collateralized by US Government securities. Certain participation interests may permit the Fund to demand payment on not more than seven days' notice, for all or any part of the Fund's interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of the Fund's restriction on investments in illiquid securities will be determined by officers of the Investment Company in accordance with procedures established by the Board of Trustees.

Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Standby Commitments. The Fund's investments may include standby commitments, which are rights to resell municipal securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Standby commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and difference between the duration of the commitment and the maturity of the underlying security. The Fund will limit standby commitment transactions to institutions which the Advisor believes present minimal credit risk.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions


The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


    1. Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


    2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

    3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY


The Fund must limit investments to securities with remaining maturities of 397 days or less (or as otherwise provided in Rule 2a-7 of the 1940 Act) and as calculated according to Rule 2a-7 and must maintain a dollar-weighted average maturity of 90 days or less.

The Fund normally will hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous or necessary. Investing in short term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield of the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.



                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Distributions by the Fund that are designated as "exempt-interest dividends" generally may be excluded from the shareholder's gross income. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term% gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

The Fund may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals. If the Fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a legally determined portion of the Fund's dividends as a tax preference item in determining their federal tax.

Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Although the sale or exchange of Fund shares is a taxable event, no gain or loss is anticipated because the Fund seeks to maintain a stable $1.00 per share net asset value.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES



Net Asset Value Per Share. Net asset value per share for each class of shares of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent. The Fund determines net asset value once each business day, as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange or the Boston Federal Reserve are open for business.


Valuation of Fund Securities. The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent their market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars and in Federal funds (or converted to Federal funds). Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.


Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


         Regular Mail:                    Registered, Express or Certified Mail:

         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    2 Heritage Drive
         Boston, MA  02266-8317           North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:

         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA  02110
         ABA #0110-0002-8
         DDA #9904-631-0
         SSgA (Name of Fund) Fund(s)
         Account Number and Registration
         Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES



Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. A dividend will be paid according to the established dividend payment schedule on shares redeemed if the redemption request is received by Sate Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Checkwriting Service. If investors have authorized the check writing feature on the Application and have completed the signature card, they may redeem shares in their account, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a one-time service charge of $5 per Fund to establish this feature, and investors may write an unlimited number of checks provided that the account minimum of $1,000 per Fund is maintained.

Cash Sweep Program. Money managers of master trust clients may participate in a cash sweep program to automatically invest excess cash in the Fund. A money manager must select the Fund, give authorization to complete the Fund's Application and authorize the investment of excess cash into or the withdrawal of required cash from the Fund on a daily basis. Where the Advisor acts as the money manager, the Advisor will receive an advisory fee from the client.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests received prior to 12:00 noon Eastern time will have the shares redeemed and the proceeds wired the same day. Requests received on or after 12:00 noon Eastern time will have their shares redeemed and the proceeds wired the following business day. Redemption requests received before 12:00 noon Eastern time will not be eligible for that day's interest.

Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.


Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.



Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


        Seller                               o   Requirements for Written Requests


                                      -13-

        Owner of individual, joint, sole     o   Letter of instruction, signed by all persons authorized
        proprietorship, UGMA/UTMA                to sign for the account stating general titles/capacity,
        (custodial accounts for minors)          exactly as the account is registered; and
        or general partner accounts
                                             o   Signature guarantee, if applicable (see above).


        Owners of corporate or               o   Letter of instruction signed by authorized person(s),
        association accounts                     stating capacity as indicated by the corporate
                                                 resolution;

                                             o   Corporate resolution, certified within the past 90 days;
                                                 and

                                             o   Signature guarantee, if applicable (see above).


        Owners or trustees of trust          o   Letter of instruction, signed by all trustees;
        accounts
                                             o   If the trustees are not named in the registration,
                                                 please provide a copy of the trust document certified
                                                 within the past 60 days; and

                                             o   Signature guarantee, if applicable (see above).

        Joint tenancy shareholders whose     o   Letter of instruction signed by surviving tenant(s);
        co-tenants are deceased
                                             o   Certified copy of the death certificate; and

                                             o   Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, equal to .25% annually of the Fund's average daily net assets.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the Tax Free Fund is equal to the percentage of average aggregate daily net assets that are attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES



The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.

                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its yield, effective yield and tax-equivalent yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment. The tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of federal income tax (and state income tax, if applicable) at a stated tax rate.

From time to time, the Fund may also report yield, effective yield and tax-equivalent yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

The Fund may also advertise its total return. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gains distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Standard & Poor's, Lipper Analytical Services, Inc., Donoghue's Money Fund Report, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Quoted yields, returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION



Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.

Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.

Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.

Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter which affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of the Investment Company shares or by a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by the holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends monthly shareholders statements, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.


As of_________, 1998, _________________-, in omnibus accounts as shareholder servicing agent, owned of record ___% of the issued and outstanding shares of the Fund and is therefore deemed to be a controlling person for purposes of the 1940 Act. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                                 YIELD PLUS FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA Yield Plus Fund, (the "Yield Plus Fund" or the "Fund"). The Yield Plus Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com

Investment Advisor, Custodian     Distributor:                   Administrator:
and Transfer Agent:
State Street Bank and Trust       Russell Fund Distributors,     Frank Russell Investment
 Company                           Inc.                           Management Company
225 Franklin Street               One International Place        909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110   Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES...........................................3


FINANCIAL HIGHLIGHTS..............................................4


SSgA FUNDS........................................................5


MANNER OF OFFERING................................................5


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...................5

   INVESTMENT POLICIES............................................5
   INVESTMENT RESTRICTIONS........................................9

CERTAIN RISK FACTORS..............................................9


PORTFOLIO TURNOVER................................................9


DIVIDENDS AND DISTRIBUTIONS.......................................9


TAXES............................................................10


VALUATION OF FUND SHARES.........................................11


PURCHASE OF FUND SHARES..........................................11


REDEMPTION OF FUND SHARES........................................13


GENERAL MANAGEMENT...............................................15


FUND EXPENSES....................................................17


PERFORMANCE CALCULATIONS.........................................18


ADDITIONAL INFORMATION...........................................18

                             FUND OPERATING EXPENSES


The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."


      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                              None
      Sales Load Imposed on Reinvested Dividends                   None
      Deferred Sales Load                                          None
      Redemption Fees                                              None
      Exchange Fee                                                 None

      Annual Fund Operating Expenses: (as a percentage of
      average daily net assets)
      Advisory Fees                                                .25%
      Fees for 12b-1 Distribution and Shareholder Servicing(1)     .08
      Other Expenses                                               .08
                                                                   ---
      Total Operating Expenses(2)                                  .41%
                                                                   ===

     Examples:                                    1 year             3 years          5 years          10 years
     You would pay the following expenses on a      $4                $13              $23              $52
     $1,000 investment, assuming:  (i) 5%           ==                ===              ===              ===
     annual return; and (ii) redemption at the
     end of each time period:

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


---------------
(1) The ratio includes .04% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees.
(2) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                             1998       1997           1996        1995         1994        1993++
                                           -------     -------       -------      -------      -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.01      $10.00        $10.00        $9.99       $10.01      $10.00
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                     .57         .54           .56          .56          .38         .27
     Net realized and unrealized gain
     on investment                            (.04)        .01           .00          .02         (.02)        .01
                                           -------     -------       -------      -------      -------     -------
     Total From Investment Operations          .53         .55           .56          .58          .36         .28
                                           -------     -------       -------      -------      -------     -------
LESS DISTRIBUTIONS:
     Net investment income                    (.57)       (.54)         (.56)        (.56)        (.38)       (.27)
     In excess of net
                                                --          --            --         (.00)          --          --
     In excess of net realized gain on
     investments                              (.57)         --            --         (.01)          --          --
                                           -------     -------       -------      -------      -------     -------
     Total Distributions                      (.57)       (.54)         (.56)        (.57)        (.38)       (.27)
                                           -------     -------       -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD               $9.97      $10.01        $10.00       $10.00        $9.99      $10.01
                                           =======     =======       =======      =======      =======     =======
TOTAL RETURN(%)(1)
RATIOS/SUPPLEMENTAL DATA                      5.40        5.67          5.73         6.01         3.65        2.85
     Net assets, end of year ($omitted)    672,465     840,055       933,485    1,447,097    1,358,464     589,594
     Ratios to average net assets (%)(2)
        Operating expenses                     .41         .38           .36          .38          .35         .38
        Net investment income                 5.66        5.42          5.59         5.64         3.82        3.54
     Portfolio turnover rate (%)            249.10       92.38         97.05       199.69       142.68      137.86

--------------
++ For the period November 9, 1992 (commencement of operations) to August 31, 1993.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1993 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


The Fund's investment objective is to seek high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less. This investment objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.

The Fund attempts to meet its objective by investing primarily in: (1) US Government securities (including repurchase agreements relating to such securities); (2) instruments of US and foreign banks, including ETDs, ECDs, YCDs, certificates of deposit, time deposits, letters of credit and banker's acceptances; (3) commercial paper, notes and bonds issued by foreign and domestic corporations; (4) securities of foreign governments, agencies and subdivisions of foreign governments and supranational organizations (such as the World Bank); (5) asset-backed securities; (6) mortgage-related securities; and
(7) interest rate swaps.

The Fund limits its investments to bank instruments, mortgage-related securities, asset-backed securities, commercial paper, corporate notes and bonds and obligations of foreign governments and agencies and subdivisions of foreign governments and supranational organizations that, at the time of acquisition:
(1) are rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization; or (2) if not rated, are of comparable quality, as determined by the Advisor in accordance with procedures established by the Board of Trustees. All securities may be either fixed income, zero coupon or variable- or floating-rate securities and may be denominated in US dollars or selected foreign currencies.

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Fund's Investment Policies, see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

Portfolio Duration. The Fund will maintain a portfolio duration of one year or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security's expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Section 4(2) Commercial Paper. The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 15% limitation on illiquid securities set forth below where the Board of Trustees of the Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

Mortgage-Related Securities. The Fund may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions as described below. The US dollar value of assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, through forward and futures contracts to purchase or sell foreign currencies or by purchasing and writing put and call options on foreign currencies. The Fund may purchase and write these contracts for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire.

A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date upon which the parties enter the contract, at a price set at the time the contract is made. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Foreign currency futures contracts are traded on exchanges and are subject to procedures and regulations applicable to other futures contracts. Forward foreign currency exchange contracts and foreign currency futures contracts may protect the Fund from uncertainty in foreign currency exchange rates, and may also limit potential gains from favorable changes in such rates.

Put and call options on foreign currencies are traded on securities exchanges, in the over-the-counter market, and privately among major recognized dealers in such options. The Fund may purchase and write these options for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be offset in whole or in part by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be offset in whole or in part by writing calls or purchasing puts on that foreign currency. However, certain currency rate fluctuations would cause the option to expire unexercised, and thereby cause the Fund to lose the premium it paid and its transaction costs.

Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline and thereby possibly cause its yield to decline as well.


Interest Rate Swaps. The Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

INVESTMENT RESTRICTIONS

The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                              CERTAIN RISK FACTORS


Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: changes in currency rates; uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities.


                               PORTFOLIO TURNOVER


Because the Fund will actively trade to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase its income, the Fund may be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally fall within the range of 100-300% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.


                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank by the first business day of the following month in which the dividend is payable. Investors are urged to verify with their bank whether it charges a fee to accept this wire. Direct deposits through ACH are transmitted to the investor's account two business days after the payable date of the distributions, and generally are not charged a fee by the bank.


                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES


Net Asset Value Per Share. Net asset value per share for each class of shares of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent. The Fund determines net asset value once each business day, as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business.


Valuation of Fund Securities. The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent their market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

With the exceptions noted below, the Fund values portfolio securities with remaining maturities in excess of 60 days at "market value." This generally means that fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.


International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale, best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Some international securities trade on days that the Funds are not open for business. As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.


The Fund values securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement wit the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. In addition, purchase orders received and accepted (1) prior to 12:00 noon Eastern time will purchase shares based on that day's closing net asset value and earn dividends on the date of the purchase; and (2) at or after 12:00 noon Eastern time will purchase shares based on that day's closing net asset value and earn the dividends determined on the next business day. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


    Regular Mail:                        Registered, Express or Certified Mail:
    SSgA Funds                           SSgA Funds
    P.O. Box 8317                        2 Heritage Drive
    Boston, MA  02266-8317               North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:
    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA  02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)
    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


                            REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. A dividend will be paid according to the established dividend payment schedule on shares redeemed if the redemption request is received by Sate Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Cash Sweep Program. Money managers of master trust clients may participate in a cash sweep program to automatically invest excess cash in the Fund. A money manager must select the Fund, give authorization to complete the Fund's Application and authorize the investment of excess cash into or the withdrawal of required cash from the Fund on a daily basis. Where the Advisor acts as the money manager, the Advisor will receive an advisory fee from the client.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests received prior to 12:00 noon Eastern time will have the shares redeemed using that day's closing price with the proceeds wired the same day, unless the request is for 100% of the account. Because Yield Plus has a fluctuating NAV, redemption requests for 100% of the account (if received prior to 12:00 noon Eastern time) will have 100% of the shares redeemed using that day's closing price, with 95% of the proceeds being wired the same day and the remaining 5% automatically wired the following business day. All requests received after 12:00 noon Eastern time will have the shares redeemed using that day's closing price and the proceeds wired the following business day. Redemption requests received prior to 12:00 noon Eastern time will not be eligible for that day's interest.


Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.


Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    Seller                                        o       Requirements for Written Requests

    Owner of individual, joint, sole              o       Letter of instruction, signed by all persons
    proprietorship,                                       authorized to sign for the account stating general



                                      -14-

    UGMA/UTMA (custodial                                  titles/capacity, exactly as the account is
    accounts for minors) or general                       registered; and
    partner accounts

                                                  o       Signature guarantee, if applicable (see above).

    Owners of corporate or association            o       Letter of instruction signed by authorized
    accounts                                              person(s), stating capacity as indicated by the
                                                          corporate resolution;

                                                  o       Corporate resolution, certified within the past 90
                                                          days; and

                                                  o       Signature guarantee, if applicable (see above).

    Owners or trustees of trust accounts          o       Letter of instruction, signed by all trustees;

                                                  o       If the trustees are not named in the registration,
                                                          please provide a copy of the trust document
                                                          certified within the past 60 days; and

                                                  o       Signature guarantee, if applicable (see above).

    Joint tenancy shareholders whose              o       Letter of instruction signed by surviving tenant(s);
    co-tenants are deceased
                                                  o       Certified copy of the death certificate; and

                                                  o       Signature guarantee, if applicable (see above).

Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.


Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.


Mr. John Reohr, Principal, , is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Reohr joined State Street in April 1993 with responsibilities in cash and enhanced cash portfolio management. Mr. Reohr began managing the SSgA Yield Plus Fund in January 1998. Mr. Reohr began his fixed income career in 1983 working for Lehman Brothers' Treasury Trading Desk. Until 1989, Mr. Reohr managed short and intermediate fixed income portfolios for Continental Bank. Since then, Mr. Reohr has also managed government, mortgage, money market and Federal funds arbitrage portfolios for the Federal Home Loan Bank of Boston. He earned his BA in Political Science at Dickinson College and his MBA from the University of Chicago. There are 10 other portfolio managers working with Mr. Reohr.


The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

Under State Street Global Advisors' Code of Ethics, all employees who are determined to be access persons (employees who have interaction with funds or accounts managed by State Street Global Advisors as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner which does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based upon material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Yield Plus Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the Yield Plus Fund is equal to the percentage of average aggregate daily net assets that are attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company,

Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.

                            PERFORMANCE CALCULATIONS


The Fund may from time to time advertise its 30-day yield. Yield is calculated by dividing the net investment income per share earned during the most recent 30-day (or one-month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation. The calculation includes all recurring fees that are charged to all shareholder accounts.

From time to time the Fund may advertise its total return. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-year, five-year and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Morningstar, Lipper Analytical Services, Inc., the Bank Rate Monitor, Wall Street Journal Score Card, Lehman Brothers Index or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.

Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.

Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

As of ____________, 1998, ___________________________, owned of record __% of the issued and outstanding shares of the Fund and is therefore deemed to be a controlling person for purposes of the 1940 Act.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                               S&P 500 INDEX FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA S&P 500 Index Fund (the "S&P 500 Index Fund" or the "Fund") The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

"S&P 500" IS A TRADEMARK OF STANDARD & POOR'S CORPORATION AND HAS BEEN LICENSED FOR USE BY THE SSgA FUNDS. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P, AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com

Investment Advisor, Custodian     Distributor:                    Administrator:
and Transfer Agent:
State Street Bank and Trust       Russell Fund Distributors,      Frank Russell Investment
 Company                           Inc.                           Management Company
225 Franklin Street               One International Place         909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110    Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES AFTER FEE WAIVER....................................3


FINANCIAL HIGHLIGHTS........................................................4


SSgA FUNDS..................................................................5


MANNER OF OFFERING..........................................................5


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................5

   INVESTMENT POLICIES......................................................5
   INVESTMENT RESTRICTIONS..................................................8

CERTAIN RISK FACTORS........................................................8


PORTFOLIO TURNOVER..........................................................8


DIVIDENDS AND DISTRIBUTIONS.................................................9


TAXES.......................................................................9


VALUATION OF FUND SHARES...................................................10


PURCHASE OF FUND SHARES....................................................10


REDEMPTION OF FUND SHARES..................................................12


GENERAL MANAGEMENT.........................................................14


FUND EXPENSES..............................................................16


PERFORMANCE CALCULATIONS...................................................17


ADDITIONAL INFORMATION.....................................................17


INFORMATION REGARDING STANDARD & POOR'S CORPORATION........................18

                    FUND OPERATING EXPENSES AFTER FEE WAIVER


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."


      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Waiver)1                               .01%
      Fees for 12b-1 Distribution and Shareholder Servicing(1,2)      .08
      Other Expenses1                                                 .09
                                                                      ---
      Total Operating Expenses (After Fee Waiver)(1,3)                .18%
                                                                      ===


     Examples:                                       1 year    3 years    5 years    10 years
     You would pay the following expenses on a         $2       $ 6        $10        $23
     $1,000 investment, assuming:  (i) 5% annual       ==       ===        ===        ===
     return; and (ii) redemption at the end of
     each time period:


Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


-----------------
(1) The Advisor voluntarily agrees to waive up to the full amount of its Advisory fee of .10% of average daily net assets to the extent that total expenses exceed .18% of average daily net assets on an annual basis. The total operating expenses of the Fund absent the fee waiver would be .27% of average daily net assets on an annual basis. The gross annual Advisory expense before the fee waiver would be .10% of average daily net assets. The Advisory fee waiver agreement will remain in effect for the current fiscal year.

(2) The ratio includes .04% for 12b-1 Distribution and .04% for 12b-1 Shareholder Servicing Fees

(3) The expense information in the table has been restated to reflect current fees. Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                                       1998       1997         1996         1995         1994         1993++
NET ASSET VALUE, BEGINNING OF PERIOD                  $18.96      $14.41       $12.81       $10.89       $10.72       $10.00
                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                .31         .32          .32          .29          .26          .15
    Net realized and unrealized gain (loss) on          1.18        5.22         1.98         1.95          .29          .65
    investments                                      -------     -------       ------      -------      -------      -------
    Total From Investment Operations                    1.49        5.54         2.30         2.24          .55          .80
LESS DISTRIBUTIONS:
    Net investment income                               (.32)       (.32)        (.31)        (.29)        (.26)        (.08)
    Net realized gain on investment                     (.71)       (.67)        (.39)        (.03)        (.07)       --
    In excess of net realized gain on investments      --          --           --           --            (.05)       --
    Total Distributions                                (1.03)       (.99)        (.70)        (.32)        (.38)        (.08)
                                                     -------     -------       ------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                        $19.42      $18.96       $14.41       $12.81       $10.89       $10.72
                                                     =======     =======      =======      =======      =======      =======
TOTAL RETURN (%)(1)                                     7.91       40.30        18.46        21.11         5.29         8.06
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year ($000 omitted)         1,615,913   1,299,571      704,683      545,200      361,712      238,666
    Ratios to average net assets (%)(2):
       Operating expenses, net                           .17         .16          .18          .19          .15          .15
       Operating expenses, gross                         .27         .26          .28          .29          .25          .35
       Net investment income                            1.50        2.00         2.32         2.76         2.69         3.02
    Portfolio turnover (%)(2)                          26.17        7.54        28.72        38.56         7.97        48.10

-----------------
++ For the period December 30, 1992 (commencement of operations) to August 31, 1993.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1993 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The Fund's fundamental investment objective is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). This objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation ("Standard & Poor's") to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

The Fund intends to invest in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. No subscription for the Fund will be accepted until Advisor has a reasonable basis to believe that the Fund will be able to acquire substantially all 500 stocks in the Index. To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. Advisor will monitor correlation. Should the Fund fail to achieve an appropriate level of correlation, Advisor will report to the Board of Trustees, which will consider alternative arrangements.

The Fund will be substantially invested in the securities included in the S&P 500 Index. However, the Fund may invest temporarily, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the

Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

Management of an Index Fund. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the US Government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash.

The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize the risk by limiting the investment of cash collateral to high quality instruments of short maturity.


Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline and thereby possibly cause its yield to decline as well.


American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities. Please see the Statement of Additional Information for a description of securities ratings.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

INVESTMENT RESTRICTIONS

The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent the underlying index concentrates in those industries.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                              CERTAIN RISK FACTORS


Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: changes in currency rates; uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities.


                               PORTFOLIO TURNOVER

Ordinarily, securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than for most actively managed investment companies.

The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare and pay dividends on shares of the Fund quarterly from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") by the payable date.



                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a 20% loss or a 28% loss to the extent of capital gain dividends received with respect to such shares.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

Securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $10,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $10,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $10,000 minimum. Failure to bring the account balance to $10,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. Shareholders with accounts established prior to December 24, 1997 are not subject to the $10,000 minimum requirements. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.


Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement wit the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


   Regular Mail:                         Registered, Express or Certified Mail:
   SSgA Funds                            SSgA Funds
   P.O. Box 8317                         2 Heritage Drive
   Boston, MA  02266-8317                North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:
    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA  02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)

    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good form by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.


Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.


By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.


Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    Seller                                        o       Requirements for Written Requests

    Owner of individual, joint, sole              o       Letter of instruction, signed by all persons
    proprietorship, UGMA/UTMA (custodial                  authorized to sign for the account stating general
                                                          titles/capacity, exactly as the account is
                                                          registered;

                                      -13-

    accounts for minors) or general                       and
    partner accounts

                                                  o       Signature guarantee, if applicable partner accounts
                                                          (see above).

    Owners of corporate or association            o       Letter of instruction signed by authorized
    accounts                                              person(s), stating capacity as indicated by the
                                                          corporate resolution;

                                                  o       Corporate resolution, certified within the past 90
                                                          days; and

                                                  o       Signature guarantee, if applicable (see above).

    Owners or trustees of trust accounts          o       Letter of instruction, signed by all trustees;

                                                  o       If the trustees are not named in the registration,
                                                          please provide a copy of the trust document
                                                          certified within the past 60 days; and

                                                  o       Signature guarantee, if applicable (see above).

    Joint tenancy shareholders whose              o       Letter of instruction signed by surviving tenant(s);
    co-tenants are deceased
                                                  o       Certified copy of the death certificate; and

                                                  o       Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Mr. James B. May, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the Fund since May 1995. Mr. May has been a portfolio manager in the US Structured Products Group of State Street since January 1994. He served as an Investment Support Analyst in the US Passive Services Group from 1991 to 1993. He holds a BS in Finance from Bentley College and an MBA from Boston College. There are four other portfolio managers who work with Mr. May in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .10% of the Fund's average daily net assets.

The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.


Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million -- .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Morningstar, Lipper Analytical Services, Inc., Wall Street Journal Score Card, S&P 500 Index, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Total return and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Fund is one such series.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

As of ___________, 1998, no single shareholder owned of record 25% or more of the issued and outstanding shares of the Fund.


               INFORMATION REGARDING STANDARD & POOR'S CORPORATION


"Standard & Poor's," "S&P," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's and have been licensed for use by SSgA Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the shareholders of the Fund regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of the trademarks and tradenames of Standard & Poor's including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating this Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of the Fund are to be redeemed. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                                 SMALL CAP FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA Small Cap Fund (the "Small Cap Fund" or the "Fund") The Fund seeks to maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities issued by smaller capitalized issuers. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.



Effective August 31, 1998, the SSgA Small Cap Fund was closed to purchases by new investors except for purchases by eligible investors as described below:

[bullet] Current shareholders of the SSgA Small Cap Fund may continue to add to the Fund account.

[bullet] Participants in 401(k) plans for which the SSgA Small Cap Fund is an option may continue to add to their Fund account.

[bullet] Participants in asset allocation programs sponsored by financial advisors may continue to add to their Fund account.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com

Investment Advisor, Custodian     Distributor:                    Administrator:
and Transfer Agent:
State Street Bank and Trust       Russell Fund Distributors,      Frank Russell Investment
 Company                           Inc.                            Management Company
225 Franklin Street               One International Place         909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110    Tacoma, Washington  98402


                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES..................................................3


FINANCIAL HIGHLIGHTS.....................................................4


SSgA FUNDS...............................................................5


MANNER OF OFFERING.......................................................5


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.........................5

   INVESTMENT POLICIES...................................................5
   INVESTMENT RESTRICTIONS...............................................8

CERTAIN RISK FACTORS.....................................................8


PORTFOLIO TURNOVER.......................................................8


DIVIDENDS AND DISTRIBUTIONS..............................................8


TAXES....................................................................9


VALUATION OF FUND SHARES................................................10


PURCHASE OF FUND SHARES.................................................10


REDEMPTION OF FUND SHARES...............................................12


GENERAL MANAGEMENT......................................................14


FUND EXPENSES...........................................................16


PERFORMANCE CALCULATIONS................................................16


ADDITIONAL INFORMATION..................................................17

                             FUND OPERATING EXPENSES


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."

      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                 None
      Sales Load Imposed on Reinvested Dividends                      None
      Deferred Sales Load                                             None
      Redemption Fees                                                 None
      Exchange Fee                                                    None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees                                                   .75%
      Fees for 12b-1 Distribution and Shareholder Servicing(1)        .16
      Other Expenses                                                  .13
                                                                     ----
      Total Operating Expenses(2,3)                                  1.04%
                                                                     ====


     Examples:                                        1 year     3 years    5 years     10 years
     You would pay the following expenses on a          $11        $33        $57        $127
     $1,000 investment, assuming:  (i) 5% annual        ===        ===        ===        ====
     return; and (ii) redemption at the end of each
     time period:


Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


---------------
(1) The ratio includes .07% for 12b-1 Distribution and .09% for 12b-1 Shareholder Servicing Fees
(2) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.
(3) The expense information in the table has been restated to reflect current fees.

                              FINANCIAL HIGHLIGHTS


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.

                                             1998         1997         1996         1995+        1994        1993        1992++
NET ASSET VALUE, BEGINNING OF PERIOD         22.11       $17.44       $14.42       $11.88       $12.24      $10.09       $10.00
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                      .02          .03          .04          .13          .21         .22          .04
    Net realized and unrealized gain         (4.54)        5.87         3.25         3.19          .24        2.14          .05
    (loss) on investments                   ------       ------       ------       ------       ------      ------       ------
    Total From Investment Operations                      5.90         3.29         3.32          .45        2.36          .09
LESS DISTRIBUTIONS:
    Net investment income                      .04         (.01)        (.07)        (.15)        (.21)       (.21)          --
    Net realized gain on investment          (1.10)       (1.22)        (.20)        (.58)        (.60)         --           --
    In excess of net realized gain on         (.49)          --           --         (.05)          --          --           --
    investments                             ------       ------       ------       ------       ------      ------       ------
    Total Distributions                      (1.63)       (1.23)        (.27)        (.78)        (.81)       (.21)          --
                                            ------       ------       ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD              $15.96       $22.11       $17.44       $14.42       $11.88      $12.24       $10.09
                                            ======       ======       ======       ======       ======      ======       ======
 TOTAL RETURN (%)(4)                        (22.32)       33.85        23.14        30.04         3.90       23.66          .90
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year ($000 omitted)    344,630      149,808      55,208       23,301       25,716      34,815       9,392
 Ratios to average net assets (%)(5):
    Operating expenses, net                   1.04         1.00         1.00          .97          .30         .25          .25
    Operating expenses, gross                 1.04         1.09         1.18         1.58          .81        1.18         1.71
    Net investment income                      .10          .18          .26          .81         1.73        1.85         2.55
 Portfolio turnover (%) (b)                  86.13       143.79        76.85       192.88        44.86       81.14         4.59

------------------
+ Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund.
++  For the period July 1, 1992 (commencement of operations) to August 31, 1992.
(4) Periods less than one year are not annualized.
(5) The ratios for the period ended August 31, 1992 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The Fund's investment objective is to maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers. This objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.

Equity securities will be selected by the Fund on the basis of proprietary analytical models of Advisor.

The Fund will invest primarily in a portfolio of smaller companies. Smaller companies will include those stocks with market capitalization generally ranging in value from $50 million to $3 billion. Investments in smaller companies may involve greater risks because these companies generally have a limited track record and often experience higher price volatility.


The Fund will measure its performance against the Russell 2000(R) Index. Sector and industry weight are maintained at a similar level to that of the Russell 2000 Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation. The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 Index total market capitalization. The Russell 3000 Index is composed of 3,000 large US companies, as determined by market capitalization, representing approximately 98% of the total US equity market. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable US small-capitalization equity market.


Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of smaller companies. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, in certain short-term investment grade debt securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves." For additional investment strategies, see "Investment Policies."

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Fund's Investment Policies, see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline and thereby possibly cause its yield to decline as well.


Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities. Please see the Statement of Additional Information for a description of securities ratings.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

INVESTMENT RESTRICTIONS

The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities ). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                              CERTAIN RISK FACTORS


Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.


                               PORTFOLIO TURNOVER


The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 200%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS


The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

[bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

[bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

[bullet] Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

[bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") by the payable date.


                                      TAXES


The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.


Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.


Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

Securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.


Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement wit the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

    Regular Mail:                        Registered, Express or Certified Mail:
    SSgA Funds                           SSgA Funds
    P.O. Box 8317                        2 Heritage Drive
    Boston, MA  02266-8317               North Quincy, MA  02171

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.


Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:
    State Street Bank and Trust Company
    225 Franklin Street, Boston, MA 02110
    ABA #0110-0002-8
    DDA #9904-631-0
    SSgA (Name of Fund) Fund(s)
    Account Number and Registration
    Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES


Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check..

Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.


By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.


Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

DURING PERIODS OF DRASTIC ECONOMIC OR MARKET CHANGES, SHAREHOLDERS USING THIS METHOD MAY ENCOUNTER DELAYS. IN SUCH EVENT, SHAREHOLDERS SHOULD CONSIDER USING THE MAIL REDEMPTION PROCEDURE DESCRIBED BELOW.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.  The shareholder's address of record has changed within the past 60 days;

2.  The shareholder is redeeming more than $50,000 worth of shares; or

3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.  A broker or securities dealer, registered with a domestic stock exchange;

2.  A federal savings, cooperative or other type of bank;

3.  A savings and loan or other thrift institution;

4.  A credit union; or

5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    Seller                                        o       Requirements for Written Requests

    Owner of individual, joint, sole              o       Letter of instruction, signed by all persons
    proprietorship, UGMA/UTMA (custodial                  authorized to sign for the account stating general
    accounts for minors) or general                       titles/capacity, exactly as the account is
    partner accounts                                      registered; and

                                                  o       Signature guarantee, if applicable (see above).

    Owners of corporate or association            o       Letter of instruction signed by authorized
    accounts                                              person(s), stating capacity as indicated by the
                                                          corporate resolution;

                                                  o       Corporate resolution, certified within the past 90
                                                          days; and

                                                  o       Signature guarantee, if applicable (see above).

    Owners or trustees of trust accounts          o       Letter of instruction, signed by all trustees;

                                                  o       If the trustees are not named in the registration,
                                                          please provide a copy of the trust document
                                                          certified within the past 60 days; and

                                                  o       Signature guarantee, if applicable (see above).

                                      -13-

    Joint tenancy shareholders whose              o       Letter of instruction signed by surviving tenant(s);
    co-tenants are deceased
                                                  o       Certified copy of the death certificate; and

                                                  o       Signature guarantee, if applicable (see above).

Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Ms. Jennifer Bardsley, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Ms. Bardsley joined State Street in March 1993. She became a member of the Investments Systems Group and moved into the US Active Equities Group in January 1996. She holds BA degrees in Economics and Russian from Middlebury College, and an MS degree in Computer Science from Boston College. There are seven other portfolio managers who work with Ms. Bardsley in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.


The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million -- .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES


The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Morningstar, Lipper Analytical Services, Inc., Wall Street Journal Score Card, Russell 2000(R) Index, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Total return and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION



Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.

Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Fund is one such series.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.


Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             AGGRESSIVE EQUITY FUND


SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA Aggressive Equity Fund (the "Aggressive Equity Fund" or the "Fund"). The Fund seeks to maximize total return through investing in US equity securities that are under valued relative to their growth potential as measured by SSgA's proprietary models. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.


These securities have not been approved or disapproved by the Securities and Exchange Commission or by any state securities commission nor has any such commission passed upon the accuracy or adequacy of this prospectus. any representation to the contrary is a criminal offense.

Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, State Street Bank and Trust Company, and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



Investment Advisor, Custodian     Distributor:                   Administrator:
and Transfer Agent:

State Street Bank and Trust       Russell Fund Distributors,     Frank Russell Investment
Company                             Inc.                         Management Company
225 Franklin Street               One International Place        909 A Street
Boston, Massachusetts 02110       Boston, Massachusetts  02110   Tacoma, Washington  98402


                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT................................3

SSgA FUNDS.....................................................................4

MANNER OF OFFERING.............................................................4

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...............................4
   INVESTMENT POLICIES.........................................................4
   INVESTMENT RESTRICTIONS.....................................................7

CERTAIN RISK FACTORS...........................................................7

PORTFOLIO TURNOVER.............................................................7

DIVIDENDS AND DISTRIBUTIONS....................................................7

TAXES..........................................................................8

VALUATION OF FUND SHARES.......................................................9

PURCHASE OF FUND SHARES........................................................9

REDEMPTION OF FUND SHARES.....................................................11

GENERAL MANAGEMENT............................................................13

FUND EXPENSES.................................................................15

PERFORMANCE CALCULATIONS......................................................15

ADDITIONAL INFORMATION........................................................16

                 FUND OPERATING EXPENSES AFTER FEE REIMBURSEMENT


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."



      Shareholder Transaction Expenses:

      Sales Load Imposed on Purchases                              None
      Sales Load Imposed on Reinvested Dividends                   None
      Deferred Sales Load                                          None
      Redemption Fees                                              None
      Exchange Fee                                                 None

      Annual Fund Operating Expenses: (as a percentage of average daily net assets)

      Advisory Fees (After Fee Reimbursement)(1)                    .57%
        12b-1 Distribution and Shareholder Servicing Fees(1), (2)   .07
      Other Expenses1                                               .46
                                                                    ---

      Total Operating Expenses (After Fee Reimbursement)(1), (3)   1.10%
                                                                   ====


     Examples:                                    1 year     3 years

     You would pay the following expenses on a     $12        $34
     $1,000 investment, assuming:  (i) 5%          ===        ===
     annual return; and (ii) redemption at the
     end of each time period:


Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


--------
1 The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.28% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year. The gross annual Advisory expenses before reimbursement would be .75% of average daily net assets.

2 The Fund's Rule 12b-1 Plan permits charges of up to .25% of the average daily value of net assets on an annual basis. Shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. The Advisor currently limits certain shareholder servicing payments to itself. Currently, the ratio includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

3 Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS



The Fund's nonfundamental investment objective is to maximize total return through investing in US equity securities that are under valued relative to their growth potential as measured by SSgA's proprietary models. This investment objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.

The investable universe is constructed using the full constituents of the Russell 3000(R) Index. The universe is further restricted by keeping in the universe only those securities that have above average 5-year earnings growth projections. All current holdings are then added to this universe to create an investable universe.

All securities comprising the investable universe are ranked using SSgA's proprietary growth and value measures. Each of these measures is combined to arrive at an overall sentiment for each security.


Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies
- Cash Reserves."

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.

Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.


Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline and thereby possibly cause its yield to decline as well.


Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities. Please see the Statement of Additional Information for a description of securities ratings.

Purchase of Other Investment Company Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

INVESTMENT RESTRICTIONS


The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                              CERTAIN RISK FACTORS


Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.


                               PORTFOLIO TURNOVER


The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 200%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS



The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-

October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.


Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.


Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.


Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") by the payable date.


                                      TAXES



The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.

Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.

Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by the Custodian to reflect the market value of such securities.


International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale, best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Some international securities trade on days that the Funds are not open for business. As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.


Securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.


Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement wit the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:


         Regular Mail:                    Registered, Express or Certified Mail:
         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    2 Heritage Drive
         Boston, MA  02266-8317           North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.

Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:

         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA  02110
         ABA #0110-0002-8
         DDA #9904-631-0
         SSgA (Name of Fund) Fund(s)
         Account Number and Registration
         Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.


Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES



Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.


Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.


By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.

Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.



Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.


Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

    1.  The shareholder's address of record has changed within the past 60 days;

    2.  The shareholder is redeeming more than $50,000 worth of shares; or

    3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

    1. A broker or securities dealer, registered with a domestic stock exchange;

    2.  A federal savings, cooperative or other type of bank;

    3.  A savings and loan or other thrift institution;

    4.  A credit union; or

    5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



        Seller                               o   Requirements for Written Requests


        Owner of individual, joint, sole     o   Letter of instruction, signed by all persons authorized
        proprietorship, UGMA/UTMA                to sign for the account stating general titles/capacity,
        (custodial accounts for minors)          exactly as the account is registered; and
        or general partner accounts
                                             o   Signature guarantee, if applicable (see above).


        Owners of corporate or               o   Letter of instruction, signed by authorized person(s),
        association accounts                     stating capacity as indicated by the corporate resolution;


                                       12


                                             o   Corporate resolution, certified within the past 90 days; and

                                             o   Signature guarantee, if applicable (see above).


        Owners or trustees of trust          o   Letter of instruction, signed by all trustees;
        accounts
                                             o   If the trustees are not named in the registration,
                                                 please provide a copy of the trust document certified
                                                 within the past 60 days; and

                                             o   Signature guarantee, if applicable (see above).


        Joint tenancy shareholders whose     o   Letter of instruction signed by surviving tenant(s);
        co-tenants are deceased
                                             o   Certified copy of the death certificate; and

                                             o   Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Mr. Richard B. Weed, CFA, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Weed joined SSgA in November 1995. His responsibilities include research, product development, and portfolio management for the US Active strategy. Mr. Weed joined State Street in March 1994. He holds an MS in Finance and Accounting from the MIT Sloan School of Management, has an MS in Chemical Engineering from Northeastern University, and a BS in Chemical Engineering from Worcester Polytechnic Institute. Mr. Weed is a member of the Boston Security Analysts Society and AIMR. There are seven other portfolio managers who assist in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.


The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.

Pursuant to the Administration Agreement with Investment Company,
Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million --
 .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.


Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                 FUND EXPENSES



The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Wall Street Journal Score Card, Morningstar, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Total return and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION



Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.

Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Fund is one such series.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327


INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327


                              EMERGING MARKETS FUND

SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund"). The Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

These securities have not been approved or disapproved by the Securities and Exchange Commission or by any state securities commission nor has any such commission passed upon the accuracy or adequacy of this prospectus. any representation to the contrary is a criminal offense.

Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, State Street Bank and Trust Company, and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated ________, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



Investment Advisor, Custodian      Distributor:                   Administrator:
and Transfer Agent:
State Street Bank and Trust        Russell Fund Distributors,     Frank Russell Investment
Company                             Inc.                          Management Company
225 Franklin Street                One International Place         909 A Street
Boston, Massachusetts 02110        Boston, Massachusetts  02110   Tacoma, Washington  98402



                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS

FUND OPERATING EXPENSES AFTER REIMBURSEMENT...................................3

FINANCIAL HIGHLIGHTS..........................................................4

SSgA FUNDS....................................................................5

MANNER OF OFFERING............................................................5

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...............................5
   INVESTMENT POLICIES........................................................5

INVESTMENT RESTRICTIONS.......................................................8

RISK FACTORS..................................................................8

PORTFOLIO TURNOVER............................................................9

DIVIDENDS AND DISTRIBUTIONS..................................................10

TAXES........................................................................10

VALUATION OF FUND SHARES.....................................................11

PURCHASE OF FUND SHARES......................................................12

REDEMPTION OF FUND SHARES....................................................14

GENERAL MANAGEMENT...........................................................16

FUND EXPENSES................................................................18

PERFORMANCE CALCULATIONS.....................................................18

ADDITIONAL INFORMATION.......................................................18

                   FUND OPERATING EXPENSES AFTER REIMBURSEMENT


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."



      Shareholder Transaction Expenses:
      Sales Load Imposed on Purchases                                    None
      Sales Load Imposed on Reinvested Dividends                         None
      Deferred Sales Load                                                None
      Redemption Fees                                                    None
      Exchange Fee                                                       None

      Annual Fund Operating Expenses:  (as a percentage of average daily net assets)
      Advisory Fees (After Fee Reimbursement)1                            .62%
      Fees for 12b-1 Distribution and Shareholder Servicing1,2            .12
      Other Expenses1                                                     .51
                                                                         ----

      Total Operating Expenses (After Fee Reimbursement)1, 3             1.25%
                                                                         ====



     Examples:                                        1 year     3 years    5 years    10 years
     You would pay the following expenses on a          $13        $40        $69       $151
     $1,000 investment, assuming:  (i) 5% annual        ===        ===        ===       ====
     return; and (ii) redemption at the end of each
     time period:


Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


--------
(1) The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. The gross annual Advisory fee expense before reimbursement would be .75% of average daily net assets. The total operating expenses of the Fund absent reimbursement would be 1.38% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year.

(2) The ratio includes .09% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees

(3) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS


                           SSgA EMERGING MARKETS FUND


The following table contains important financial information relating to the Fund and has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of PricewaterhouseCoopers LLP, in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                              1998          1997          1996          1995         1994++

 NET ASSET VALUE, BEGINNING OF PERIOD        $12.33        $10.87        $10.30        $11.45        $10.00
                                             ------        ------        ------        ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .18           .12           .11           .14           .05
     Net realized and unrealized gain         (5.58)         1.51           .68         (1.19)         1.40
                                             ------        ------        ------        ------        ------
     (loss) on investments
     Total From Investment Operations         (5.40)         1.63           .79         (1.05)         1.45
                                             ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
     Net investment income                     (.15)         (.11)         (.12)         (.10)           --
     Net realized gain on investment             --          (.06)         (.10)           --            --
                                             ------        ------        ------        ------        ------
     In excess of net realized gain on
     investments                               (.26)           --            --            --            --
                                             ------        ------        ------        ------        ------
 Total Distributions                           (.41)         (.17)         (.22)         (.10)           --
                                             ------        ------        ------        ------        ------
                                              $6.52        $12.33        $10.87        $10.30        $11.45
                                             ======        ======        ======        ======        ======
NET ASSET VALUE, END OF PERIOD
 TOTAL RETURN (%)1                           (45.36)        15.12          7.83         (9.28)        14.50
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year ($000 omitted)     206,370       252,708       120,216        68,385        27,479
 Ratios to average net assets (%)2:
     Operating expenses, net                   1.25          1.25          1.28          1.50          1.50
     Operating expenses, gross                 1.38          1.51          1.67          1.90          2.45
     Net investment income                     1.85          1.07          1.10          1.74          1.31
 Portfolio turnover (%)                       35.55         15.00          4.36         19.77         --

 ++ For the period March 1, 1994 (commencement of operations) to August 31,
    1994.
(1) Periods less than one year are not annualized.
(2) The ratios for the period ended August 31, 1994 are annualized.

                                   SSgA FUNDS


SSgA Funds (the "Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. State Street Bank and Trust Company ("State Street"), through its division, State Street Global Advisors ("Advisor" or "SSgA"), is the Funds' Advisor.


                               MANNER OF OFFERING


Distribution and Eligible Investors. Shares of the Funds are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The Funds will incur distribution expenses under their Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing Arrangements."


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


The Fund's fundamental investment objective is to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers. The investment objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its stated objective.

INVESTMENT POLICIES


The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on these investment policies, please see the Statement of Additional Information. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

Emerging Markets. Under normal circumstances, the Fund will invest primarily in equity securities issued by companies domiciled, or doing a substantial portion of their business, in countries determined by the Fund's Advisor to have a developing or emerging economy or securities market. The Fund will diversify investments across many countries (typically at least 10) in order to reduce the volatility associated with specific markets. The countries in which the Fund invests will be expanded over time as the stock markets in other countries evolve and in countries for which subcustodian arrangements are approved by the Fund's Board of Trustees. Nearly all of the Fund's assets will be invested in equity, and equity-like, securities of emerging market countries (i.e., typically over 85%). Currently, the definition of an emerging market is that gross domestic product per capita is less than $10,000 per year. However, due to the status of a country's stock market, the country may still qualify as an emerging market even if it exceeds this amount. In determining securities in which to invest, the Advisor will evaluate the countries' economic and political climates and take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation, and interest rates. Liquidity and transaction costs will also be considered.

Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. Risks associated with investment in foreign companies are noted under "Risk Factors -- Emerging Markets." The risks associated with investment in securities issued by foreign governments and companies are described below under "Foreign Government Securities."

Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Securities Warrants. The Fund may invest up to 5% of its net assets in warrants of foreign or domestic issuers, including warrants that are not listed on a securities exchange. A warrant typically is a long term option issued by a corporation which generally gives the holder the privilege of buying a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.


Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund will invest no more than 15% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. However, due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.


Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the US securities markets, and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


Debt Securities. The Fund may also invest in debt securities, including instruments issued by emerging market companies, governments and their agencies. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." Please see the Statement of Additional Information for a description of securities ratings.


Euro Currency Conversion. The "euro" is the single European currency that will replace the currencies of those countries in the European Union that will implement European Economic and Monetary Union (EMU) as outlined in the Maastricht Treaty of 1992. Existing national currencies will become denominations of the euro at fixed rates to the euro on January 1, 1999. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised investment Company that they have been actively working on systems to adapt to the euro conversion.

Foreign Government Securities. Foreign government securities which the Fund may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer. The Fund will not invest a material percentage of its assets in sovereign debt.

Foreign Currency. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. The Fund is not obligated to hedge its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. Put and call options on currency may also be used to hedge against fluctuation in currency notes when forward contracts and/or futures are deemed to be not cost effective. Options will not be used to provide leverage in any way. See "Risk Factors -- Futures Contracts and Options on Futures" for further discussion of the risks associated with such investment techniques.

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade of futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options.

The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.


Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline and thereby possibly cause its yield to decline as well.


Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.


                             INVESTMENT RESTRICTIONS

The Fund's fundamental investment restrictions described below may be amended only with approval of the Fund's shareholders and, unless otherwise noted, apply at the time an investment is made. See the Statement of Additional Information for other investment restrictions. The Fund may not:


1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, emerging market governments, their agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds exceed 5% of its total assets.

3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                                  RISK FACTORS


Foreign Securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

Foreign Currency. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments. The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.


                               PORTFOLIO TURNOVER


The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 60%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. The Advisor's sell discipline for the Fund's investment in emerging market companies is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS



The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.


Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.


Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, or if a check remains uncashed for at least six months, the cash election will be changed automatically and the future dividends and other distributions will be reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks shall be cancelled and the amounts will be reinvested in the relevant Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.


Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.


o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.


o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.


Please note that dividends will not be paid until the last business day even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.


Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") by the payable date.

                                      TAXES



The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.

Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.


Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.


The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term loss to the extent of capital gain dividends received with respect to such shares.


Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

If more than 50% in value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "Foreign Election") that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. The Fund may be subject to certain holding requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their United States federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, shareholders could treat the foreign income taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that any particular shareholder will be eligible for the foreign tax credit.

                            VALUATION OF FUND SHARES


Net Asset Value Per Share. The net asset value per share is calculated on each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by the Custodian to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

Debt obligation securities maturing within 60 days of the valuation date is valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES


Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.


Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. With the exception noted below, purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. If the servicing agent or broker-dealer has a selling agreement wit the SSgA Funds, trades may be placed for the trade date and payment made within five business days to be effective. The Fund reserves the right to reject any purchase order.

Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write:
SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.


Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:



         Regular Mail:                    Registered, Express or Certified Mail:

         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    2 Heritage Drive
         Boston, MA  02266-8317           North Quincy, MA  02171


All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


Telephone Exchange Privilege. Subject to each Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.

Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

2.  Instructing the wiring bank to wire federal funds to:


         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA  02110
         ABA #0110-0002-8
         DDA #9904-631-0
         SSgA (Name of Fund) Fund(s)
         Account Number and Registration
         Dollar Amount Per Account (if one wire is to cover more than one purchase)

Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, investors may make subsequent investments of at least $100 monthly, quarterly or annually by direct deposit through Automatic Clearing House ("ACH") by completing the appropriate section of the Application and attaching a voided personal check. Investors may make subsequent investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may elect this option on the Application and call the Customer Service Department at (800) 647-7327 prior to 3:00 p.m. Eastern time for additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

Systematic Exchange. The Funds offer the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.


In-Kind Exchange of Securities. The Advisor may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES



Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays n receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.


Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request. Requests received via telephone prior to 4:00 p.m. Eastern time will be sent the same day according to pre-designated instructions.


By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature.

Systematic Withdrawal Plan by Check. Investors with an account balance over $10,000 may make periodic cash withdrawals automatically paid to the investor or to any person designated by the investor. If the checks are returned to the Fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant Fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. Investors may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check. Investors may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at (800) 647-7327, prior to 3:00 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the minimum investment of $1,000 is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

    1.  The shareholder's address of record has changed within the past 60 days;

    2.  The shareholder is redeeming more than $50,000 worth of shares; or

    3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

    1. A broker or securities dealer, registered with a domestic stock exchange;

    2.  A federal savings, cooperative or other type of bank;

    3.  A savings and loan or other thrift institution;

    4.  A credit union; or

    5.  A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


           Seller                            o   Requirements for Written Requests

           Owner of individual, joint,       o   Letter of instruction, signed by all persons
           sole proprietorship,                  authorized to sign for the account stating general
           UGMA/UTMA (custodial accounts         titles/capacity, exactly as the account is registered;
           for minors) or general                and
           partner accounts                  o   Signature guarantee, if applicable (see above).


           Owners of corporate or            o   Letter of instruction signed by authorized person(s),


                                      -15-

           association accounts                  stating capacity as indicated by the corporate
                                                 resolution;

                                             o   Corporate resolution, certified within the past 90 days;
                                                 and

                                             o   Signature guarantee, if applicable (see above).


           Owners or trustees of trust       o   Letter of instruction, signed by all trustees;
           accounts
                                             o   If the trustees are not named in the registration,
                                                 please provide a copy of the trust document certified
                                                 within the past 60 days; and

                                             o   Signature guarantee, if applicable (see above).


           Joint tenancy shareholders        o   Letter of instruction signed by surviving tenant(s);
           whose co-tenants are deceased
                                             o   Certified copy of the death certificate; and

                                             o   Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT


The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a division of State Street Corporation a publicly held bank holding company. State Street, with over $___ billion (US) under management as of _______, 1998, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Mr. Josh Feuerman, Principal, is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Feuerman joined State Street in 1987. He is a portfolio manager in SSgA's Global Active Equities Group responsible for emerging markets portfolios. He also assists in the marketing of SSgA's equity products to existing and prospective clients as well as to the consultant community. There are seven other portfolio managers who work with Mr. Fuerman in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.


The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of _________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Administration Agreement. Frank Russell Investment Management Company ("FRIMCo" or "Administrator") serves as the Funds' administrator. The Administrator currently serves as investment manager and administrator to ___ mutual funds with assets of $____ billion as of __________, 1998, and acts as administrator to ___ mutual funds, including the Funds presented in this Prospectus, with assets of $___billion as of __________, 1998.


Pursuant to the Administration Agreement with the Investment Company, the Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Emerging Markets Fund pays the Administrator a fee that on an annual basis is equal to the following percentages of average aggregate daily net assets: $0 to and including $500 million -- .07%; over $500 million to and including $1 billion -- .06%; over $1 billion to and including $1.5 billion -- .04%; and over $1.5 billion -- .03%. The percentage of the fee paid by the Emerging Markets Fund is equal to the percentage of average aggregate daily net assets. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% thereafter.

Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the net asset value of shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Global Cash Management and Retirement Investment Services, which includes State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the Fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES



The Funds will pay all of their expenses other than those expressly assumed by the Advisor and the Administrator. The Funds' principal expenses are the annual advisory fee payable to the Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Funds. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets.



                            PERFORMANCE CALCULATIONS


From time to time the Fund may advertise its total return. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five-, and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Morningstar, Lipper Analytical Services, Inc., Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

Total return and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio recordkeeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. PricewaterhouseCoopers LLP, Boston, Massachusetts, is Investment Company's independent accountants.


Sub-Transfer Agents. The Fund has authorized one or more brokers to accept on its behalf and for its clients only purchase and redemptions orders. These sub-transfer agents are authorized to designate other intermediaries to accept purchase and redemption orders from their clients on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's designee.


Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling the Distributor at (800) 647-7327.


Year 2000. The services provided to the Investment Company and its shareholders by the Advisor, Administrator, Distributor, Transfer Agent, Custodian and other service providers depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such event could have a negative impact of handling securities trades, payments of interest and dividends, pricing and account services, among other services. Although at this time there can be no assurance that there will be no adverse impact on the Investment Company, the Advisor, Administrator, Distributor, Transfer Agent and Custodian have advised the Investment Company that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for the event. The obligation to make such adaptations, if any, would be the responsibility of the service provider that maintains the system. The Investment Company does not expect to incur any material expense in that regard.


Organization, Capitalization and Voting. The Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. The Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law.

The Investment Company issues a single class of shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Emerging Markets Fund is one such series.

Each Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on Fund assets as may be declared by the Board of Trustees. Shares of the Fund are fully paid and nonassessable by the Investment Company and have no preemptive rights.

Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter which affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by the holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The Investment Company does not issue share certificates for the Fund. The Transfer Agent sends shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

Controlling Persons. As of __________, 1998, the following shareholders owned of record the stated percentage of outstanding shares of the stated Funds, and are therefore deemed to be controlling persons of the respective Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                        CUSTOMER SERVICE: (800) 647-7327

INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                            SSgA Special Equity Fund

                            SSgA High Yield Bond Fund

                  SSgA International Growth Opportunities Fund

                          SSgA Real Estate Equity Fund

                                                  Filed pursuant to Rule 485(a)
                                                  File Nos. 33-19229; 811-5430


                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                        INTERNATIONAL PACIFIC INDEX FUND


The SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one mutual fund, the SSgA International Pacific Index Fund (the "Pacific Index Fund" or the "Fund"). The Pacific Index Fund seeks to replicate the total return of the Morgan Stanley Capital International Pacific Index. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.




   Investment Advisor, Custodian
        and Transfer Agent:                     Distributor:                           Administrator:

    State Street Bank and Trust                                                   Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402





                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS


                                                                      Page
                                                                      ----
Fund Operating Expenses...............................................  3

The SSgA Fund.........................................................  4

Manner of Offering....................................................  4

Investment Objective, Policies and Restrictions.......................  4

Risk Factors..........................................................  9

Portfolio Turnover....................................................  9

Dividends and Distributions...........................................  9

Taxes.................................................................  10

Valuation of Fund Shares..............................................  11

Purchase of Fund Shares...............................................  12

Redemption of Fund Shares.............................................  13

General Management....................................................  14

Fund Expenses.........................................................  17

Performance Calculations..............................................  17

Additional Information................................................  18

                    FUND OPERATING EXPENSES AFTER FEE WAIVER
                    THE SSgA INTERNATIONAL PACIFIC INDEX FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in the Pacific Index Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                     None
       Sales Load Imposed on Reinvested Dividends                          None
       Deferred Sales Load                                                 None
       Redemption Fees                                                     None
       Exchange Fee                                                        None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees (After Fee Waiver)(1)                                  .25%
       12b-1 Distribution Fees(2), (3)                                      .05
       Other Expenses(1), (2)                                               .54
                                                                            ---

          Total Operating Expenses (After Fee Waiver)(1), (4)               .84%
                                                                            ====

Examples:                                        1 year            3 years
--------                                         ------            -------

You would pay the following expenses on
a $1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at
the end of each time period:                       $9                $27
                                                   ==                ===


(1) The Advisor has voluntarily agreed to waive one-half of its advisory fee. The Administrator has voluntarily agreed to waive a portion of its fee for the first three months after the Fund becomes operational. The gross annual Advisory and Other Expenses before waivers would be .50%, and .55% of average daily net assets, respectively. The total operating expenses of the Fund absent fee waivers would be 1.10% of average daily net assets on an annual basis. The Advisory and Administrative fee waivers will be in effect for the current fiscal year.
(2) The ratios for "12b-1 fees" and "other expenses" are based on estimated amounts for the current fiscal year with expected annual average net assets of $50 million.
(3) Rule 12b-1 fees may include expenses paid for shareholder servicing activities.
(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") are an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers shares in one such portfolio, the SSgA International Pacific Index Fund. State Street Bank and Trust Company ("Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

         Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing."

         Minimum and Subsequent Investment. The Fund requires a minimum initial investment of $1,000. The shareholder's investment in the Fund may be subject to redemption at the Fund's discretion if the account balance is less than $500 as a result of shareholder redemptions. The Fund reserves the right to reject any purchase order.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's fundamental investment objective is to replicate the total return of the Morgan Stanley Capital International Pacific Index (the "MSCI Pacific Index"). This objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

         The Fund will be substantially invested in the securities included in its underlying index. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

         The MSCI Pacific Index is a diversified, capitalization weighted index of equity securities of companies located in Australia, Hong Kong, Japan, New Zealand and Singapore. The MSCI Pacific Index is dominated by the Japanese stock market, which represents approximately 90% of the market capitalization of the Index. Stocks in the MSCI Pacific Index are selected to represent proportionally each country and each major industrial sector within each country. Each stock in the Index is weighted according to its market value as a percentage of the total market value of all stocks in the Index. The inclusion of a stock in the Index in no way implies that Morgan Stanley Capital International believes the stock to be an attractive investment, nor is the Pacific Index Fund sponsored or affiliated with Morgan Stanley Capital International.

         The Pacific Index Fund intends to invest in substantially all of the securities contained in the MSCI Pacific Index in proportion to their weightings in the Index. It is anticipated that assets of the Fund will need to reach $50 million in order to invest in substantially all of the securities of the Index. To the extent that all securities in the Index cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

         To the extent that the Pacific Index Fund seeks to replicate the MSCI Pacific Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. Advisor will monitor correlation. Should the Fund fail to achieve an appropriate level of correlation, Advisor will report to the Board of Trustees, which will consider alternative arrangements.

Investment Policies

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. A more detailed discussion of the Fund's investment policies appears in the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

         Management of an Index Fund. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

         US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.


         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

         Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

         When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable high quality debt securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will invest no more than 25% of its net assets in when-issued securities.


         Illiquid Securities. The Fund will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

         Foreign Currency Transactions. The Fund may engage in foreign currency transactions as described below. The US dollar value of assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, through forward and futures contracts to purchase or sell foreign currencies or by purchasing and writing put and call options on foreign currencies. The Fund may purchase and write these contracts for the purpose of protecting against declines in the dollar value of foreign securities they hold and against increases in the dollar cost of foreign securities they plan to acquire.

         A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date upon which the parties enter the contract, at a price set at the time the contract is made. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Foreign currency futures contracts are traded on exchanges and are subject to procedures and regulations applicable to other futures contracts. Forward foreign currency exchange contracts and foreign currency futures contracts may protect the Fund from uncertainty in foreign currency exchange rates, and may also limit potential gains from favorable changes in such rates.

         Put and call options on foreign currencies are traded on securities exchanges, in the over-the-counter market, and privately among major recognized dealers in such options. The Fund may purchase and write these options for the purpose of protecting against declines in the dollar value of foreign securities they hold and against increases in the dollar cost of foreign securities they plan to acquire. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be offset in whole or in part by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be offset in whole or in part by writing calls or purchasing puts on that foreign currency. However, certain currency rate fluctuations would cause the option to expire without being exercised, and thereby cause the Fund to lose the premium it paid and its transaction costs.

         Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

         A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

         Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

         Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

         When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

         Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

         The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.


         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a legally determined portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


         Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

         American Depository Receipts. The Fund may invest in American Depository Receipts (ADRs), convertible bonds and warrants. Investment in each of these instruments will not exceed 5% of the Fund's total net assets during the coming year. For a discussion of the risks associated with the use of ADRs, see "Risk Factors - Foreign Investments." See the Statement of Additional Information for a more detailed discussion of these instruments.

         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

         1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent the underlying indices concentrate in those industries.

         2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

         3. Pledge, mortgage, or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                                  RISK FACTORS

         Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

         Foreign Investments. Investment in securities of non-US issuers and securities denominated in foreign currencies involve investment risks that are different from those of US issuers, including: changes in currency rates; uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls and currency fluctuations during the settlement period.


                               PORTFOLIO TURNOVER

         Ordinarily, securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than for most other investment companies.

         The Fund may effect portfolio transactions through State Street Brokerage Services, Inc. an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare and pay dividends on shares of the Fund quarterly from net investment income. The Board of Trustees intends to declare distributions annually from net short-and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.


                                      TAXES


         The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. As a regulated investment company, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and capital gain net income.


         Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

         Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

         The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         Shareholders will be notified after each calendar year of the amounts of income dividends and net capital gains distributions and the percentage of the Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.


         If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.


         Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.


         If more than 50% in value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "Foreign Election") that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. The Fund may be subject to certain holding period requirements with respect to securities held in order to take advantage of this credit. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their United States federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, shareholders could treat the foreign income taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that any particular shareholder will be eligible for the foreign tax credit.


         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

         Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sale price.

         Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

         International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

         Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

         The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES

         Minimum Initial Investment and Account Balance. The Fund requires a minimum initial investment of $1,000. The minimum account balance is $500. The Fund reserves the right to reject any purchase order.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form and payments for Fund shares must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Purchase orders in good form are described below.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form which consists of a completed and signed Account Registration and Investment Instruction Form (Application) for each new account regardless of the investment method. For additional information, copies of forms or questions, call Transfer Agent at
(800) 647-7327, or write to Transfer Agent at: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA International Pacific Index Fund.


         Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street Bank and Trust Company as Transfer Agent by:

         1. Telephoning State Street Bank and Trust Company at (800) 647-7327 and stating: (1) the investor's account registration number, address and social security or tax identification number; (2) the amount being wired; (3) the name of the wiring bank; (4) the name and telephone number of the person at the wiring bank to be contacted in connection with the order; and
                  (5) that the funds should be invested in SSgA International Pacific Index Fund.

         2. Instructing the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA (ABA #0110-00028),
                  Attention: SSgA International Pacific Index Fund, Mutual Funds Service Division (DDA #9904-631-0). The wire instructions should also include the name in which the account is registered, the account number, and the name of the Fund in which to be invested.

         3. Completing the Application and forwarding it to Transfer Agent at the above address.

         Mail. To purchase shares by mail, send a check or other negotiable bank draft payable to: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA International Pacific Index Fund. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and checks drawn on credit card accounts will not be accepted. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Normally, checks and drafts are converted to federal funds within two business days following receipt of the check or draft. Initial investments should be accompanied by a completed Application, and subsequent investments are to be accompanied by the investor's account number.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required to pay additional fees by such intermediary. Investors should contact such intermediary for information concerning what additional fees, if any, may be charged.

         In-Kind Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $1 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled -- usually within 15 days following the purchase by exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

         Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange their Fund shares without charge for shares of any other investment portfolio offered by Investment Company. Shares are exchanged on the basis of relative net asset value per share. Exchanges may be made: (1) by telephone if the registrations of the two accounts are identical; or (2) in writing addressed to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA International Pacific Index Fund. If shares of a Fund were purchased by check, the shares must have been present in an account for 10 days before an exchange is made. The exchange privilege will only be available in states where the exchange may legally be made, and may be modified or terminated by the Funds upon 60 days' notice to shareholders.


                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. Payment will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Although Investment Company does not currently charge a fee for this service, Investment Company reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption of shares purchased by check may be withheld for up to 15 days after the date of purchase to assure that such checks are honored.

         Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next succeeding business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.


         Expedited Redemption. Shareholders may normally redeem Fund shares by telephoning State Street Bank and Trust Company between 9:00 a.m. and 4:00 p.m. Eastern time at (800) 647-7327, Attention: SSgA International Pacific Index Fund. Shareholders using the expedited redemption method must complete the appropriate section on the Application. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing telephone instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record. During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. Redemption requests may be made in writing directly to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention:
SSgA International Pacific Index Fund. The redemption price will be the net asset value next determined after receipt by State Street of all required documents in good order. "Good order" means that the request must include the following:

         1. A letter of instruction or a stock assignment stating that the shares are to be redeemed out of the SSgA International Pacific Index Fund and designating specifically the dollar amount to be redeemed signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

         2. Such other supporting legal documents, if required by applicable law or Transfer Agent, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

         The Fund reserves the right to redeem the shares in any account with a balance of less than $500 as a result of shareholder redemptions rather than market value fluctuations. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.

         Advisory Agreement. The Investment Company employs the Advisor to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in the Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. The Fund's investment decisions are made by committee and no person is primarily responsible for making recommendations to that committee. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .50% of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Funds. If Advisor were prohibited from serving the Funds in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including the Fund, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records;
(3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Pacific Index Fund pays Administrator a fee that on an annual basis is equal to the following percentages of each Fund's average daily net assets: $0 to and including $500 million -- .07%; over $500 million to and including $1 billion -- .06%; over $1 billion to and including $1.5 billion --
 .04%; and over $1.5 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


         The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services Division and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


         Payments to the Distributor, as well as payments to Service Organizations from the Fund are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES

         The Fund will pay all of their expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.


                            PERFORMANCE CALCULATIONS

         From time to time the Fund may advertise its "total return." The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gains distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Wall Street Journal Score Card, S&P 500 Index, S&P Midcap Index, MSCI Pacific Index or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Total return and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive an unaudited semiannual financial statement and an annual financial statement audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling Distributor at (800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

         Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Pacific Index Fund is one such series.

         Fund shares represent an equal proportionate interest in the Fund, have a par value of $.001 per share and are entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

         Investment Company does not issue share certificates for the Fund. Transfer Agent sends Fund shareholders statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110



INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                          US TREASURY OBLIGATIONS FUND


The SSgA Funds is a series registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA US Treasury Obligations Fund (the "Treasury Obligations Fund" or the "Fund"). The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing only in obligations that are issued by the US Treasury or guaranteed as to principal and interest by the full faith and credit of the US Government. The Fund intends to meet its investment objective by investing only in US Treasury bills, notes and bonds. Dividends paid by the Fund are exempt from taxation by most state governments. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 Plan.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.




   Investment Advisor, Custodian
        and Transfer Agent:               Distributor:                               Administrator:
    State Street Bank and Trust                                                   Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402



                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
Fund Operating Expenses.................................................. 3

The SSgA Funds........................................................... 4

Manner of Offering....................................................... 4

Investment Objective, Policies and Restrictions.......................... 4

Portfolio Maturity....................................................... 5

Portfolio Turnover....................................................... 6

Dividends and Distributions.............................................. 6

Taxes.................................................................... 7

Valuation of Fund Shares................................................. 7

Purchase of Fund Shares.................................................. 7

Redemption of Fund Shares................................................ 9

General Management.......................................................10

Fund Expenses............................................................12

Performance Calculations.................................................12

Additional Information...................................................13

           FUND OPERATING EXPENSES AFTER FEE WAIVER AND REIMBURSEMENT
                      THE SSgA US TREASURY OBLIGATIONS FUND

The following table is intended to assist the investor in understanding the costs and expenses that an investor in the Treasury Obligations Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
      Sales Load Imposed on Purchases                                   None
      Sales Load Imposed on Reinvested Dividends                        None
      Deferred Sales Load                                               None
      Redemption Fees                                                   None
      Exchange Fee                                                      None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
      Advisory Fees (After Fee Reimbursement)(1)                        .11%
      12b-1 Fees(1), (2), (3)                                           .04
      Other Expenses:(1), (2)                                           .05
                                                                        ---

      Total Operating Expenses (After Fee Waiver And
      Reimbursement)(1), (4)                                            .20%
                                                                        ====

      Examples:                                      1 year            3 years
      --------                                       ------            -------
      You would pay the following
      expenses on a $1,000
      investment, assuming (i) 5%
      annual return and (ii) redemption
      at the end of each time period:                   $2                $6
                                                        ==                ==

(1) Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of average daily net assets on an annual basis. Additionally, the Administrator has voluntarily agreed to waive a portion of its fees for the first three months after the Fund becomes operational. The gross annual Advisory and Other Expenses before waivers and reimbursement would be .25% and .11% of average daily net assets, respectively. The total operating expenses of the Fund absent fee waivers and reimbursement would be .40% of average daily net assets on an annual basis. The Advisory fee reimbursement and Administrative fee waiver will be in effect for the current fiscal year.
(2) The ratio for "other expenses" is based on estimated amounts for the current fiscal year, with expected annual average net assets of $500 million.
(3) Rule 12b-1 fees may include expenses paid for shareholder servicing activities.
(4) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") are a registered open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in a variety of investment portfolios. Through this Prospectus, Investment Company offers shares in one such portfolio, the Treasury Obligations Fund. State Street Bank and Trust Company ("Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

         Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under the Investment Company's Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing."

         Minimum and Subsequent Investment. The Fund requires a minimum initial investment of $100,000. A shareholder's investment in the Fund may be subject to redemption at the Fund's discretion if the account balance is less than $100,000. The Fund reserves the right to reject any purchase order.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Treasury Obligations Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing only in obligations that are issued by the US Treasury or guaranteed as to principal and interest by the full faith and credit of the US Government. This investment objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

         The Treasury Obligations Fund's investment policy is to invest only in US Treasury bills, notes and bonds (which are direct obligations of the US Government). Dividends paid by the Fund are exempt from taxation by most state governments. See "Taxes."

Investment Policies

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:


         US Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.


         When-Issued Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable high quality debt securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will invest no more than 25% of its net assets in when-issued securities.


         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

         1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

         2. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY

         The Fund must limit investments to securities with remaining maturities of 397 days or less (as calculated in accordance with Rule 2a-7 of the 1940 Act) and must maintain a dollar-weighted average maturity of 90 days or less. The Fund normally holds portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous or necessary.

                               PORTFOLIO TURNOVER

         The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield of the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank on the first business day of the following month in which the dividend is payable.

                                      TAXES


         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. As a regulated investment company, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and capital gain net income.


         Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.



         Under federal law, the income derived from obligations issued by the US Government and certain of its agencies or instrumentalities is exempt from state income taxes.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed and the percentage of the Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. The Fund will determine net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange and the Boston Federal Reserve are open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

         Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation procedure to value its portfolio instruments. The amortized cost valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                             PURCHASE OF FUND SHARES

         Minimum Initial Investment and Account Balance. The Fund requires a minimum initial investment and account balance of $100,000. The Fund reserves the right to reject any purchase order.

         Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Payments for Fund shares must be received by the Transfer Agent, and the accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Shares of the Fund purchased by orders which are accepted: (1) prior to Noon Eastern time will earn the dividend declared on the date of purchase; and (2) on or after Noon Eastern time will earn the dividend determined on the next day.

         Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form which consists of a completed and signed Application Form ("Application") for each new account regardless of the investment method. For additional information, copies of forms or questions, call Transfer Agent at (800) 647-7327, or write to Transfer Agent at: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317
Attention: SSgA US Treasury Obligations Fund.

         Federal Fund Wire. In order to assure timely processing of purchase orders, the Investment Company strongly recommends that investors purchase shares by wiring federal funds to State Street Bank and Trust Company as Transfer Agent. An investor using this purchase method should:

         1. Telephone State Street Bank and Trust Company at (800) 647-7327 and provide: (1) the investor's account registration number, address and social security or tax identification number; (2) the amount being wired; (3) the name of the wiring bank; (4) the name and telephone number of the person at the wiring bank to be contacted in connection with the order; and
                  (5) that the funds should be invested in SSgA US Treasury Obligations Fund.

         2. Instruct the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA, (ABA #0110-00028)
                  Attention: SSgA US Treasury Obligations Fund, Mutual Funds Service Division (DDA #9904-631-0). The wire instructions should also include the name in which the account is registered, the account number, and the name of the Fund in which to be invested.

         3. Complete the Application and forward it to Transfer Agent at the above address.

         Orders transmitted via this purchase method will be credited when federal funds are received by State Street Bank and Trust Company, even though the investor's Application may not arrive until later. However, an investor will not be permitted to redeem shares from the account until a completed Application is on file.

         Mail. To purchase shares by mail, send a check or other negotiable bank draft payable to: State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention: SSgA US Treasury Obligations Fund. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and checks drawn on credit card accounts will not be accepted. Certified checks are not necessary; however, all checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Normally, checks and drafts are converted to federal funds within two business days following receipt of the check or draft. Initial investments should be accompanied by a completed Application, and subsequent investments are to be accompanied by the investor's account number.

         Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by such intermediary to pay additional fees. Investors should contact such intermediary for information concerning what additional fees, if any, may be charged.

         "In-Kind" Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $1 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled -- usually within 15 days following the purchase by exchange.

         The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.


         Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange their Fund shares without charge for shares of any other investment portfolio offered by Investment Company. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made: (1) by telephone if the registrations of the two accounts are identical; or (2) in writing addressed to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317,
Attention: SSgA US Treasury Obligations Fund. If shares of the Fund were purchased by check, the shares must have been present in an account for 10 days before an exchange is made. The exchange privilege will only be available in states where the exchange may legally be made, and may be modified or terminated by the Fund upon 60 days' notice to shareholders.


                            REDEMPTION OF FUND SHARES

         Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. Payment will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Although Investment Company does not currently charge a fee for this service, Investment Company reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption of shares purchased by check may be withheld for up to 15 days after the date of purchase to assure that such checks are honored. An investor will not be permitted to redeem shares from the account until a completed Application is on file. Shareholders who redeem shares of the Fund pursuant to a request received by State Street Bank and Trust Company prior to Noon Eastern time will not be entitled to that day's dividend with respect to the shares redeemed.


         Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next succeeding business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.


         Expedited Redemption. Shareholders may normally redeem Fund shares by telephoning State Street Bank and Trust Company between 9:00 a.m. and 4:00 p.m. Eastern time at (800) 647-7327, Attention: SSgA US Treasury Obligations Fund. Shareholders using the expedited redemption method must complete the appropriate section on the Application. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing telephone instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record. During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

         Mail. Redemption requests may be made in writing directly to State Street Bank and Trust Company, P.O. Box 8317, Boston, MA 02266-8317, Attention:
SSgA US Treasury Obligations Fund. The redemption price will be the net asset value next determined after receipt by State Street of all required documents in good order. "Good order" means that the request must include the following:

         1. A letter of instruction or a stock assignment stating that the shares are to be redeemed out of the SSgA US Treasury Obligations and designating specifically the dollar amount to be redeemed signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

         2. Such other supporting legal documents, if required by applicable law or Transfer Agent, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

         The Fund reserves the right to redeem the shares in any account with a balance of less than $100,000 as a result of shareholder redemptions rather than market value fluctuations. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

         The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT

         The Board of Trustees supervises the Fund's management, activities and affairs and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


         Advisory Agreement. Investment Company employs State Street to furnish the Fund's investment services. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the Fund's investments in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .25% of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. Advisor does not expect that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including the Fund, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectus and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the Fund is equal to the percentage of average aggregate daily net assets attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, the Distributor, a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of each Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, a monthly fee at a rate that shall not exceed .10% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


         The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services Division and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.


         Payments to Distributor, as well as payments to Service Organizations from the Fund, will not be permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses carried forward would terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations would be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


                                  FUND EXPENSES

         The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal Fund expenses are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund.


                            PERFORMANCE CALCULATIONS

         From time to time the Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         From time to time, the Fund may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be "annualized" using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

         From time to time, the Fund may advertise its total return. The Fund's total return is the average annual compounded rate of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gains distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street Bank and Trust Company holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for Fund supervision and management except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling Distributor at (800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

         Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Treasury Obligations Fund is one such series.

         Fund shares represents an equal proportionate interest in a the Fund, have a par value of $.001 per share and are entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

         Investment Company does not issue share certificates for Fund shares. Transfer Agent sends monthly statements to Fund shareholders. Each statement also sets forth the balance of shares held in the account and describes any activity in the account during the period covered by the statement.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110



INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts 02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                               MONEY MARKET FUNDS

                                 Class B Shares


         The SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers Class B shares of beneficial interest in the mutual funds listed below, each referred to as a "Fund." Shares may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the Funds to offer the shares. This Prospectus should be read together with any materials provided by such institution.

         Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

         The SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

         The SSgA US Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its instrumentalities with remaining maturities of one year or less.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTMENTS IN THE MONEY MARKET FUND AND US GOVERNMENT MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT EITHER THE MONEY MARKET FUND OR US GOVERNMENT MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


         This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.




   Investment Advisor, Custodian
        and Transfer Agent:                 Distributor:                              Administrator:
    State Street Bank and Trust                                                  Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402




                        PROSPECTUS DATED __________, 1998

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----

Summary...............................................................     3

Fund Operating Expenses...............................................     4

Financial Highlights..................................................     6

The SSgA Funds........................................................     9

Manner of Offering....................................................     9

Investment Objectives, Policies and Restrictions......................     9

Portfolio Maturity ...................................................    12

Dividends and Distributions...........................................    12

Taxes.................................................................    13

Valuation of Fund Shares..............................................    14

Purchase of Fund Shares...............................................    14

Redemption of Fund Shares.............................................    15

General Management....................................................    15

Fund Expenses.........................................................    17

Performance Calculations..............................................    18

Additional Information................................................    18

                                     SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus.

Investment Objective. The Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less. Such securities consist principally of: US Treasury bills, notes and bonds; other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities; instruments of US and foreign banks; and commercial paper of US and foreign companies.

The US Government Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less. The Fund's portfolio typically consists entirely of securities issued or guaranteed by the US Government or its agencies or instrumentalities.

Dividends. Dividends from net investment income are declared daily and paid monthly. Net capital gains, if any, are distributed annually.

Potential Investors. The Funds are designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. In this Prospectus, Class B shares of the Funds are offered to customers of certain financial institutions ("Service Organizations") who act as record holders of the shares and provide services to their customers who invest in the Funds.

Purchases and Redemptions. Because shares of the Funds are offered through Service Organizations, to purchase and redeem shares potential investors should contact their Service Organizations for information regarding purchase and redemption procedures. Shares may be purchased or redeemed at the net asset value next determined after receipt of the order.

Investment Advisors. State Street Bank and Trust Company serves as investment advisor to the Funds in return for a fee equal to .25% annually of each Fund's average daily net assets.


Certain Class Information. The shares of each Fund are divided into three classes: Class A, Class B and Class C. Class A shares are designed for institutional investors. Class B shares are offered through Service Organizations that provide certain account administration services. Class C shares are offered through Service Organizations that provide certain account administration and shareholder liaison services. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of shares of that Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements and certain other expenses attributable to the class. Annual distribution and shareholder servicing expenses for Class A, Class B and Class C shares are equal to approximately
 .08%, .31% and .56%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B and Class C shares of the Money Market Fund are equal to approximately .39%, .66% and .94%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B and Class C shares of the US Government Money Market Fund are equal to approximately .44%, .69% and .94%, respectively, of the average daily net asset value of the shares of the class.

                             FUND OPERATING EXPENSES
                           THE SSgA MONEY MARKET FUND
                                 CLASS B SHARES

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in Class B shares of the Money Market Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                     None
       Sales Load Imposed on Reinvested Dividends                          None
       Deferred Sales Load                                                 None
       Redemption Fees                                                     None
       Exchange Fee                                                        None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)

       Advisory Fees                                                       .25%
       12b-1 Fees (including Shareholder Servicing
       Fees)(1),(2)                                                        .31
       Other Expenses(2)                                                   .10
                                                                           ---

       Total Operating Expenses(3)                                         .66%
                                                                           ====


Examples:                                  1 year   3 years   5 years   10 years
--------                                   ------   -------   -------   --------

You would pay the following expenses on
a $1,000 investment, assuming:  (i) 5%
annual return; and (ii) redemption at
the end of each time period:                $ 7       $21       $37        $82
                                            ===       ===        ===       ===


(1) 12b-1 Fees include shareholder servicing fees payable to Service Organizations in the amount of .25% of annual average daily net asset value of the Fund's Class B shares.

(2) "Other Expenses" and a portion of 12b-1 fees are based on estimated amounts for the current fiscal year.

(3) Service Organizations may impose additional fees for services provided to investors. Investors should contact their Service Organization for information concerning what additional fees, if any, will be charged.


Long-term holders of the Fund's Class B shares may pay more in Rule 12b-1 fees than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                             FUND OPERATING EXPENSES
                    THE SSgA US GOVERNMENT MONEY MARKET FUND
                                 CLASS B SHARES

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in Class B shares of the US Government Money Market Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                     None
       Sales Load Imposed on Reinvested Dividends                          None
       Deferred Sales Load                                                 None
       Redemption Fees                                                     None
       Exchange Fee                                                        None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)

       Advisory Fees                                                       .25%
       12b-1 Fees (including Shareholder Servicing Fees)(1),(2)            .31
       Other Expenses(2)                                                   .13
                                                                           ---

       Total Operating Expenses(3)                                         .69%
                                                                           ====


Examples:                                  1 year   3 years   5 years   10 years
--------                                   ------   -------   -------   --------

You would pay the following expenses on
a $1,000 investment, assuming: (i) 5%
annual return; and (ii) redemption at
the end of each time period:                 $7       $22       $38        $86
                                             ==       ===       ===        ===


(1) 12b-1 Fees include shareholder servicing fees payable to Service Organizations in the amount of .25% of annual average daily net asset value of the Fund's Class B shares.

(2) "Other Expenses" and a portion of 12b-1 fees are based on estimated amounts for the current fiscal year.

(3) Service Organizations may impose additional fees for services provided to investors. Investors should contact their Service Organization for information concerning what additional fees, if any, will be charged.


Long-term holders of the Fund's Class B shares may pay more in Rule 12b-1 fees than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS
                             SSgA MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The Investment Company is authorized to issue Class B and Class C shares of the Fund although shares have not been offered on these classes as of the date of this Prospectus. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                               1997           1996            1995           1994           1993
                                               ----           ----            ----           ----           ----
NET ASSET VALUE,
  BEGINNING OF YEAR                           $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              -------         -------        -------        -------        -------

INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income                      .0516           .0524          .0538          .0330          .0320

LESS DISTRIBUTIONS:
     Net investment income                     (.0516)         (.0524)        (.0538)        (.0330)        (.0320)
                                              -------         -------        -------        -------        -------

NET ASSET VALUE,
  END OF YEAR                                 $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              =======         =======        =======        =======        =======

TOTAL RETURN (%)(a)                              5.28            5.36           5.52           3.35           3.24

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of year
          ($000 omitted)                    4,278,165       3,475,409      2,752,895      3,020,796      2,502,483

       Ratios to average net assets (%) (b):
         Operating expenses, net                  .39             .39            .39            .36            .33
         Operating expenses, gross                .39             .39            .39            .36            .38
         Net investment income                   5.17            5.20           5.37           3.33           3.20

       Per share amount of expense
          reductions ($ omitted)                   --              --             --             --          .0005


(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1988 are annualized.


            FINANCIAL HIGHLIGHTS ARE CONTINUED ON THE FOLLOWING PAGE


                                               1992           1991            1990           1989          1988++
                                               ----           ----            ----           ----          ----
NET ASSET VALUE,
  BEGINNING OF YEAR                           $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              -------         -------        -------        -------        -------

INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income                      .0458           .0686          .0817          .0883          .0239

LESS DISTRIBUTIONS:
     Net investment income                     (.0458)         (.0686)        (.0817)        (.0883)        (.0239)
                                              -------         -------        -------        -------        -------

NET ASSET VALUE,
  END OF YEAR                                 $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              =======         =======        =======        =======        =======

TOTAL RETURN (%)(a)                              4.68            7.08           8.48           9.19           2.41

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of year
          ($000 omitted)                    4,263,057       1,645,428        650,598        442,614        193,777

       Ratios to average net assets (%) (b):
          Operating expenses, net                 .35             .37            .37            .43            .44
          Operating expenses, gross               .35             .38            .43            .51            .63
          Net investment income                  4.40            6.59           8.13           8.97           7.30

       Per share amount of expense
          reductions ($ omitted)                   --           .0000          .0005          .0004          .0010


++   For the period May 2, 1988 (commencement of operations) to August 31, 1988.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1988 are annualized.

                              FINANCIAL HIGHLIGHTS
                      SSgA US GOVERNMENT MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                       1997        1996        1995        1994         1993        1992        1991++
                                       ----        ----        ----        ----         ----        ----        ----
NET ASSET VALUE,
  BEGINNING OF YEAR                    $1.0000     $1.0000     $1.0000     $1.0000      $1.0000     $1.0000     $1.0000
                                       -------     -------     -------     -------      -------     -------     -------

INCOME FROM INVEST-
  MENT OPERATIONS:
      Net investment income              .0500       .0515       .0528       .0324        .0304       .0441       .0302
                                       -------     -------     -------     -------      -------     -------     -------

LESS DISTRIBUTIONS:
      Net investment income             (.0500)     (.0515)     (.0528)     (.0324)      (.0304)     (.0441)     (.0302)
                                       -------     -------     -------     -------      -------     -------     -------

NET ASSET VALUE,
  END OF YEAR                          $1.0000     $1.0000     $1.0000     $1.0000      $1.0000     $1.0000     $1.0000
                                       =======     =======     =======     =======      =======     =======     =======

TOTAL RETURN (%)(a)                       5.19        5.27        5.38        3.30         3.08        4.49        3.06

RATIOS/SUPPLEMENTAL
   DATA:
      Net assets, end of year
        ($000 omitted)                 904,483     683,210     490,138     251,165      137,136     156,707      94,646

      Ratios to average net assets (%) (b):
        Operating expenses, net            .44         .40         .42         .38          .39         .41         .23
        Operating expenses, gross          .44         .40         .42         .39          .46         .42         .43
        Net investment income             5.08        5.12        5.37        3.27         3.04        4.26        5.94

      Per share amount of expense
        reductions ($ omitted)              --          --          --       .0001        .0007       .0001       .0011



++    For the period March 1, 1991 (commencement of operations) to August 31,
      1991.
(a)   Periods less than one year are not annualized.
(b)   The ratios for the period ended August 31, 1991 are annualized.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") are an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers Class B shares in two such portfolios (collectively, "Funds"): The SSgA Money Market Fund ("Money Market Fund") and the SSgA Government Money Market Fund ("Government Money Market Fund"). State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for each Fund.

                               MANNER OF OFFERING

         The Funds are designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. Class B shares of the Funds are offered to customers of certain financial institutions ("Service Organizations") that act as record holders of shares and provide services to their customers who invest in the Funds. Each Service Organization may set a minimum initial investment for its customers and may redeem all shares in an investor's account if the value of these shares falls below a predetermined amount.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         Each Fund has a fundamental investment objective, which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that either Fund will meet its investment objective.

Money Market Fund

         The Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

         The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities;
(3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

         The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Portfolio's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

Government Money Market Fund

         The Government Money Market Fund's fundamental investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

         The Fund attempts to meet its investment objective by investing in obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities or in repurchase agreements secured by such instruments.

(See "Investment Policies -- US Government Securities.") Under normal market conditions, the Government Money Market Fund will be 100% invested in such securities.

Investment Policies

         The investment policies described below reflect the Funds' current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. To the extent consistent with the Fund's investment objective and restrictions the Fund may invest in the following instruments and may use the following investment techniques:

         US Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.


         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

         Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

         When-Issued Transactions. The Funds may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Funds segregate cash and marketable high quality debt securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. Each Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Funds will not invest more than 25% of their net assets in when-issued securities.

         Illiquid Securities. Neither Fund will invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

         Asset-Backed Securities (Money Market Fund only). Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

         Mortgage-Related Pass-Through Securities. The Funds may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Mortgage pass-through certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

         Variable and Floating Rate Securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

         Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit (Money Market Fund only). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

         Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, record keeping and public reporting requirements.

         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Funds may seek to achieve their investment objectives by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         Each Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Funds' investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. Each Fund may not:

         1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.

         2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

         3. Pledge, mortgage, or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY

         Each Fund must limit investments to securities with remaining maturities of 397 days or less (as determined in accordance with applicable SEC regulations) and must maintain a dollar-weighted average maturity of 90 days or less. The Funds normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous.

                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank on the first business day of the following month in which the dividend is payable.

                                      TAXES

         Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, as amended. As a RIC, each Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Funds' net investment income and capital gain net income.

         Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares.

         The Fund may purchase bonds at market discount (i.e., bonds with a purchase price less than original issue price or adjusted issue price). If such bonds are subsequently sold at a gain then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

         Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

         The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on sale or exchange of Fund shares held for one year or more will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed and the percentage of a Fund's income attributable to US Treasury and agency obligations. The Funds are required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Funds with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. Net asset value per share for each class of shares of a Fund is determined by adding the value of all securities and other assets of the Fund, deducting accrued liabilities allocated to the class, dividing by the number of shares outstanding in a class and rounding to the nearest cent. The Funds determine net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business.

         Valuation of Fund Securities. Each Fund seeks to maintain a $1.00 per share net asset value and, accordingly, use the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                             PURCHASE OF FUND SHARES

         Shares are offered through Service Organizations, who act as record holders of the shares and provide services to their customers who invest in shares. To purchase shares, investors should contact a Service Organization and follow its procedures for the purchase of shares. Beneficial ownership of shares will be recorded by Service Organizations and reflected in account statements provided to their customers.

         Offering Dates and Times. Fund shares may be purchased on any business day. All purchases must be made in US dollars. Purchase orders and payments for Fund shares must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Purchase orders in good form are described below. Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day.

         Order and Payment Procedures. On behalf of their customers, Service Organizations may purchase shares by wiring federal funds to State Street Bank and Trust Company as Transfer Agent by:

         1. Telephoning State Street Bank and Trust Company at (800) 647-7327 and providing: (1) the Service Organization's account registration number, address and tax identification number;
                  (2) the name of the Fund to be invested in; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

         2. Instructing the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA (ABA #0110-00028),
                  Attention: SSgA Fund, Mutual Funds Service Division (DDA #9904-631-0). The wire instructions should also include the name the account is registered in, the account number and the name of the Fund to be invested in.

         Each Fund reserves the right to reject any order.

         Service Organizations may charge investors fees for certain services. Investors should contact their Service Organization for information concerning what additional fees, if any, may be charged.

         Exchange Privilege. An investor's Service Organization may permit shares of either Fund to be exchanged for shares of certain other investment portfolios. Shares are exchanged on the basis of relative net asset value per share. Investors should contact their Service Organizations for information regarding exchange options and procedures and fees imposed in connection with exchanges.

                            REDEMPTION OF FUND SHARES

         Investors may redeem all or part of their shares in accordance with instructions and limitations pertaining to their account at a Service Organization. These procedures will vary according to the type of account and the Service Organization involved, and investors should consult their account managers in this regard. It is the responsibility of the Service Organizations to transmit redemption orders to the Transfer Agent and credit their customers' accounts with the redemption proceeds on a timely basis.

         On behalf of their customers, Service Organizations may redeem Fund shares on any business day at the net asset value next determined after the receipt of a redemption request. Payment for redemption orders will be wired in federal funds to the Service Organization's account at a domestic commercial bank that is a member of the Federal Reserve System. The Funds reserve the right to suspend redemptions or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.

         A dividend will be paid on shares redeemed if the redemption request is received by State Street Bank and Trust Company after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend.

                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Funds.


         Advisory Agreement. Investment Company employs State Street to furnish investment services to the Funds. State Street is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the investments of each Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, each Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .25% of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Funds, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Funds are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent

Advisor from continuing to perform all or a part of the above services for its customers and/or the Funds. If Advisor were prohibited from serving the Funds in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Funds may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street may be deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Funds. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including those Funds presented in this Prospectus, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records; (3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Funds and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Funds have adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act for the Class B shares. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .35% of the net asset value of Class B shares of each Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Funds may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder services with respect to Class B shares of the Funds held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: processing customer purchase and redemption requests; answering inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; transmitting proxy statements, annual and semi-annual reports, prospectuses and other communications from the Funds to customers; and such other services as the customers may request in connection with the Funds, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from each Fund a monthly fee at a rate that shall not exceed .25% per annum of the average daily net asset value of the Fund's Class B shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

         Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .35% per year of the average net asset value of the Fund's Class B shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .35% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses may be carried forward indefinitely. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES


         The Funds will pay all of their expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Funds are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees, (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Funds. Where any of these other expenses are attributable to a particular class of shares, they will be borne by the beneficial owners of such shares.

                            PERFORMANCE CALCULATIONS


         From time to time the Funds may advertise the yield and effective yield of their Class B shares. The yield of each Fund refers to the income generated by an investment in Class B shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.


         From time to time, the Funds may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

         From time to time, the Funds may advertise the total return of their Class B shares. The total return of a Fund is the average annual compounded rate of return from a hypothetical investment in the Fund's Class B shares over one, five and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card, Lehman Brothers Index or other industry publications, business periodicals, rating services and market indices. The Funds may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio record keeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Potential investors who wish to obtain more information about the Funds should contact a Service Organization. Inquiries from Servicing Organizations regarding the Prospectus and financial statements may be made by calling Distributor at (800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Money Market and Government Money Market Funds are two such series. Shares of a Fund are entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights. Investment Company is authorized to subdivide each series into two or more classes of shares. Currently, shares of the Money Market and Government Money Market Funds are divided into Class A, Class B and Class C. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, provided, however, that each class bears the expenses related to its distribution and shareholder servicing arrangements, as well as other expenses attributable to the class and unrelated to managing the Fund's portfolio securities. As described above, Investment Company has adopted a plan of distribution under rule 12b-1 for Class B shares. Similar plans have been adopted for Class A and Class C shares. However, total payments under those plans are limited to .25% and .60% annually of the average net asset value of the Class A and Class C shares, respectively of a Fund. As a result of these plan and other class expenses, the yield on Class B and Class C shares will be approximately .25% and .50% lower, respectively, than the yield on Class A shares.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. Further, any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Each class of shares votes separately with respect to any Rule 12b-1 plan applicable to such class. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110



INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430


                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                               MONEY MARKET FUNDS

                                 Class C Shares


         The SSgA Funds is a registered open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers Class C shares of beneficial interest in the mutual funds listed below, each referred to as a "Fund." Shares may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the Funds to offer the shares. This Prospectus should be read together with any materials provided by such institution.


         Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

         The SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

         The SSgA US Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its instrumentalities with remaining maturities of one year or less.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTMENTS IN THE MONEY MARKET FUND AND US GOVERNMENT MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT EITHER THE MONEY MARKET FUND OR US GOVERNMENT MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.



   Investment Advisor, Custodian
        and Transfer Agent:                Distributor:                               Administrator:
    State Street Bank and Trust                                                   Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402





                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS




                                                                           Page
                                                                           ----
Summary.................................................................     4

Fund Operating Expenses.................................................     5

Financial Highlights....................................................     7

The SSgA Funds..........................................................    10

Manner of Offering......................................................    10

Investment Objectives, Policies and Restrictions........................    10

Portfolio Maturity .....................................................    13

Dividends and Distributions.............................................    13

Taxes...................................................................    14

Valuation of Fund Shares................................................    15

Purchase of Fund Shares.................................................    15

Redemption of Fund Shares...............................................    16

General Management......................................................    16

Fund Expenses...........................................................    18

Performance Calculations................................................    19

Additional Information..................................................    19

                                     SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus.

Investment Objective. The Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less. Such securities consist principally of: US Treasury bills, notes and bonds; other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities; instruments of US and foreign banks; and commercial paper of US and foreign companies.

The US Government Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less. The Fund's portfolio typically consists entirely of securities issued or guaranteed by the US Government or its agencies or instrumentalities.

Dividends. Dividends from net investment income are declared daily and paid monthly. Net capital gains, if any, are distributed annually.

Potential Investors. The Funds are designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. In this Prospectus, Class C shares of the Funds are offered to customers of certain financial institutions ("Service Organizations") who act as record holders of the shares and provide services to their customers who invest in the Funds.

Purchases and Redemptions. Because shares of the Funds are offered through Service Organizations, to purchase and redeem shares potential investors should contact their Service Organizations for information regarding purchase and redemption procedures. Shares may be purchased or redeemed at the net asset value next determined after receipt of the order.

Investment Advisors. State Street Bank and Trust Company serves as investment advisor to the Funds in return for a fee equal to .25% annually of each Fund's average daily net assets.


Certain Class Information. The shares of each Fund are divided into three classes: Class A, Class B and Class C. Class A shares are designed for institutional investors. Class B shares are offered through Service Organizations that provide certain account administration services. Class C shares are offered through Service Organizations that provide certain account administration and shareholder liaison services. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of shares of that Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements and certain other expenses attributable to the class. Annual distribution and shareholder servicing expenses for Class A, Class B and Class C shares are equal to approximately
 .08%, .31% and .56%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B and Class C shares of the Money Market Fund are equal to approximately .39%, .66% and .94%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B and Class C shares of the US Government Money Market Fund are equal to approximately .44%, .69% and .94%, respectively, of the average daily net asset value of the shares of the class.

                             FUND OPERATING EXPENSES
                           THE SSgA MONEY MARKET FUND
                                 CLASS C SHARES

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in Class C shares of the Money Market Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                  None
       Sales Load Imposed on Reinvested Dividends                       None
       Deferred Sales Load                                              None
       Redemption Fees                                                  None
       Exchange Fee                                                     None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)

       Advisory Fees                                                    .25%
       12b-1 Fees (including Shareholder Servicing Fees)(1),(2)         .56
       Other Expenses(2)                                                .13
                                                                        ---

       Total Operating Expenses(3)                                      .94%
                                                                        ===

Examples:                                     1 year  3 years  5 years  10 years
--------                                      ------  -------  -------  --------
You would pay the following expenses on
a $1,000 investment, assuming: (i) 5%
annual return; and (ii) redemption at the
end of each time period:                       $10      $30      $52      $115
                                               ===      ===      ===      ====

-----------------------

(1) 12b-1 Fees include shareholder servicing fees payable to Service Organizations in the amount of .25% of the annual average daily net asset value of the Fund's Class C Shares.

(2) "Other Expenses" and a portion of 12b-1 fees are based on estimated amounts for the current fiscal year.

(3) Service Organizations may impose additional fees for services provided to investors. Investors should contact their Service Organization for information concerning what additional fees, if any, will be charged.

Long-term holders of the Fund's Class C shares may pay more in Rule 12b-1 fees than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                             FUND OPERATING EXPENSES
                    THE SSgA US GOVERNMENT MONEY MARKET FUND
                                 CLASS C SHARES

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in Class C shares of the US Government Money Market Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                  None
       Sales Load Imposed on Reinvested Dividends                       None
       Deferred Sales Load                                              None
       Redemption Fees                                                  None
       Exchange Fee                                                     None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)

       Advisory Fees                                                     .25%
       12b-1 Fees (including Shareholder Servicing Fees) (1), (2)        .56
       Other Expenses(2)                                                 .13
                                                                         ---

       Total Operating Expenses(3)                                       .94%
                                                                         ===


Examples:                                 1 year    3 years   5 years  10 years
--------                                  ------    -------   -------  --------

You would pay the following expenses
on a $1,000 investment, assuming: (i)
5% annual return; and (ii) redemption
at the end of each time period:            $10        $30       $52      $115
                                           ===        ===       ===      ====


--------------------------

(1) 12b-1 Fees include shareholder servicing fees payable to service organizations in the amount of .25% of annual average daily net asset value of the Fund's Class C shares.

(2) "Other Expenses" and a portion of 12b-1 fees are based on estimated amounts for the current fiscal year.

(3) Service Organizations may impose additional fees for services provided to investors. Investors should contact their Service Organization for information concerning what additional fees, if any, will be charged.

Long-term holders of the Fund's Class C shares may pay more in Rule 12b-1 fees than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS
                             SSgA MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The Investment Company is authorized to issue Class B and Class C shares of the Fund although shares have not been offered on these classes as of the date of this Prospectus. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                               1997           1996            1995           1994           1993
                                               ----           ----            ----           ----           ----
NET ASSET VALUE,
  BEGINNING OF YEAR                           $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              -------         -------        -------        -------        -------

INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income                      .0516           .0524          .0538          .0330          .0320

LESS DISTRIBUTIONS:
     Net investment income                     (.0516)         (.0524)        (.0538)        (.0330)        (.0320)
                                              -------         -------        -------        -------        -------

NET ASSET VALUE,
  END OF YEAR                                 $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              =======         =======        =======        =======        =======

TOTAL RETURN (%)(a)                              5.28            5.36           5.52           3.35           3.24

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of year
          ($000 omitted)                    4,278,165       3,475,409      2,752,895      3,020,796      2,502,483

       Ratios to average net assets (%) (b):
         Operating expenses, net                  .39             .39            .39            .36            .33
         Operating expenses, gross                .39             .39            .39            .36            .38
         Net investment income                   5.17            5.20           5.37           3.33           3.20

       Per share amount of expense
          reductions ($ omitted)                   --              --             --             --          .0005



(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1988 are annualized.


            FINANCIAL HIGHLIGHTS ARE CONTINUED ON THE FOLLOWING PAGE


                                               1992           1991            1990           1989          1988++
                                               ----           ----            ----           ----          ----
NET ASSET VALUE,
  BEGINNING OF YEAR                           $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              -------         -------        -------        -------        -------

INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income                      .0458           .0686          .0817          .0883          .0239

LESS DISTRIBUTIONS:
     Net investment income                     (.0458)         (.0686)        (.0817)        (.0883)        (.0239)
                                              -------         -------        -------        -------        -------

NET ASSET VALUE,
  END OF YEAR                                 $1.0000         $1.0000        $1.0000        $1.0000        $1.0000
                                              =======         =======        =======        =======        =======

TOTAL RETURN (%)(a)                              4.68            7.08           8.48           9.19           2.41

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of year
          ($000 omitted)                    4,263,057       1,645,428        650,598        442,614        193,777

       Ratios to average net assets (%) (b):
          Operating expenses, net                 .35             .37            .37            .43            .44
          Operating expenses, gross               .35             .38            .43            .51            .63
          Net investment income                  4.40            6.59           8.13           8.97           7.30

       Per share amount of expense
          reductions ($ omitted)                   --           .0000          .0005          .0004          .0010



++   For the period May 2, 1988 (commencement of operations) to August 31, 1988.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1988 are annualized.

                              FINANCIAL HIGHLIGHTS
                      SSgA US GOVERNMENT MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                        1997        1996        1995        1994         1993        1992        1991++
                                        ----        ----        ----        ----         ----        ----        ----
NET ASSET VALUE,
  BEGINNING OF YEAR                    $1.0000     $1.0000     $1.0000     $1.0000      $1.0000     $1.0000     $1.0000
                                       -------     -------     -------     -------      -------     -------     -------

INCOME FROM INVEST-
  MENT OPERATIONS:
      Net investment income              .0500       .0515       .0528       .0324        .0304       .0441       .0302
                                       -------     -------     -------     -------      -------     -------     -------

LESS DISTRIBUTIONS:
      Net investment income             (.0500)     (.0515)     (.0528)     (.0324)      (.0304)     (.0441)     (.0302)
                                       -------     -------     -------     -------      -------     -------     -------

NET ASSET VALUE,
  END OF YEAR                          $1.0000     $1.0000     $1.0000      $1.0000     $1.0000     $1.0000      $1.0000
                                       =======     =======     =======      =======     =======     =======      =======

TOTAL RETURN (%)(a)                       5.19        5.27        5.38        3.30         3.08        4.49        3.06

RATIOS/SUPPLEMENTAL
   DATA:
      Net assets, end of year
        ($000 omitted)                 904,483     683,210     490,138     251,165      137,136     156,707      94,646

      Ratios to average net assets (%) (b):
        Operating expenses, net            .44         .40         .42         .38          .39         .41         .23
        Operating expenses, gross          .44         .40         .42         .39          .46         .42         .43
        Net investment income             5.08        5.12        5.37        3.27         3.04        4.26        5.94

      Per share amount of expense
        reductions ($ omitted)              --          --          --       .0001        .0007       .0001       .0011



++    For the period March 1, 1991 (commencement of operations) to August 31,
      1991.
(a)   Periods less than one year are not annualized.
(b)   The ratios for the period ended August 31, 1991 are annualized.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers Class C shares in two such portfolios (collectively, "Funds"): The Money Market Fund ("Money Market Fund") and the US Government Money Market Fund ("Government Money Market Fund"). State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for each Fund.

                               MANNER OF OFFERING

         The Funds are designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. Class C shares of the Funds are offered to customers of certain financial institutions ("Service Organizations") that act as record holders of shares and provide services to their customers who invest in the Funds. Each Service Organization may set a minimum initial investment for its customers and may involuntarily redeem all shares in an investor's account if the value of these shares falls below a predetermined amount.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         Each Fund has a fundamental investment objective, which may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that either Fund will meet its investment objective.

Money Market Fund

         The Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

         The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) US Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the US Government, its agencies, or instrumentalities;
(3) instruments of US and foreign banks, including certificates of deposit, banker's acceptances and time deposits; these instruments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of US and foreign companies; (5) asset-backed securities; (6) corporate obligations; (7) variable amount master demand notes; and (8) repurchase agreements.

         The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Portfolio's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

Government Money Market Fund

         The Government Money Market Fund's fundamental investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

         The Fund attempts to meet its investment objective by investing in obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities or in repurchase agreements secured by such instruments. (See "Investment Policies -- US Government Securities.") Under normal market conditions, the Government Money Market Fund will be 100% invested in such securities.

Investment Policies

         The investment policies described below reflect the Funds' current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. To the extent consistent with the Fund's fundamental investment objective and restrictions the Fund may invest in the following instruments and may use the following investment techniques:

         US Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.


         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

         Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

         When-Issued Transactions. The Funds may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Funds segregate cash and marketable high quality debt securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. Each Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Funds will not invest more than 25% of their net assets in when-issued securities.

         Illiquid Securities. Neither Fund will invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on the investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

         Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

         Asset-Backed Securities (Money Market Fund only). Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Further details are set forth in the Statement of Additional Information under "Investment Restrictions and Policies -- Investment Policies."

         Mortgage-Related Pass-Through Securities. The Funds may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Mortgage pass-through certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

         Variable and Floating Rate Securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

         Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit (Money Market Fund only). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

         Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, record keeping and public reporting requirements.

         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Funds may seek to achieve their investment objectives by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         Each Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Funds' investment restrictions and policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. Each Fund may not:

         1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.

         2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

         3. Pledge, mortgage, or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY

         Each Fund must limit its investments to securities with remaining maturities of 397 days or less (as determined in accordance with applicable SEC regulations) and must maintain a dollar-weighted average maturity of 90 days or less. The Funds normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous.

                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank on the first business day of the following month in which the dividend is payable.

                                      TAXES

         Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, as amended (the "Code"). As a RIC, each Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Funds' net investment income and capital gain net income.

         Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares.



         Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

         The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on sale or exchange of Fund shares held for one year or more will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed and the percentage of a Fund's income attributable to US Treasury and agency obligations. The Funds are required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Funds with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. Net asset value per share for each class of shares of a Fund is determined by adding the value of all securities and other assets of the Fund, deducting accrued liabilities allocated to the class, dividing by the number of shares outstanding in a class and rounding to the nearest cent. The Funds determine net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business.

         Valuation of Fund Securities. Each Fund seeks to maintain a $1.00 per share net asset value and, accordingly, use the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                             PURCHASE OF FUND SHARES

         Shares are offered through Service Organizations, who act as record holders of the shares and provide services to their customers who invest in shares. To purchase shares, investors should contact a Service Organization and follow its procedures for the purchase of shares. Beneficial ownership of shares will be recorded by Service Organizations and reflected in account statements provided to their customers.

         Offering Dates and Times. Fund shares may be purchased on any business day. All purchases must be made in US dollars. Purchase orders and payments for Fund shares must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Purchase orders in good form are described below. Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day.

         Order and Payment Procedures. On behalf of their customers, Service Organizations may purchase shares by wiring federal funds to State Street Bank and Trust Company as Transfer Agent by:

         1. Telephoning State Street Bank and Trust Company at (800) 647-7327 and providing: (1) the Service Organization's account registration number, address and tax identification number;
                  (2) the name of the Fund to be invested in; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

         2. Instructing the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA (ABA #0110-00028),
                  Attention: The SSgA Funds, Mutual Funds Service Division (DDA #9904-631-0).

                  The wire instructions should also include the name the account is registered in, the account number and the name of the Fund to be invested in.

         Each Fund reserves the right to reject any order.

         Service Organizations may charge investors fees for certain services. Investors should contact their Service Organization for information concerning what additional fees, if any, may be charged.

         Exchange Privilege. An investor's Service Organization may permit shares of either Fund to be exchanged for shares of certain other investment portfolios. Shares are exchanged on the basis of relative net asset value per share. Investors should contact their Service Organizations for information regarding exchange options and procedures and fees imposed in connection with exchanges.

                            REDEMPTION OF FUND SHARES

         An investor may redeem all or part of their shares in accordance with instructions and limitations pertaining to their account at a Service Organization. These procedures will vary according to the type of account and the Service Organization involved, and investors should consult their account managers in this regard. It is the responsibility of the Service Organizations to transmit redemption orders to the Transfer Agent and credit their customers' accounts with the redemption proceeds on a timely basis.

         On behalf of their customers, Service Organizations may redeem Fund shares on any business day at the net asset value next determined after the receipt of a redemption request. Payment for redemption orders will be wired in federal funds to the Service Organization's account at a domestic commercial bank that is a member of the Federal Reserve System. The Funds reserve the right to suspend redemptions or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.

         A dividend will be paid on shares redeemed if the redemption request is received by State Street Bank and Trust Company after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend.


                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Funds.


         Advisory Agreement. Investment Company employs State Street to furnish investment services to the Funds. State Street is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the investments of each Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, each Fund pays Advisor a fee, calculated daily and paid monthly, that on an annual basis is equal to .25% of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Funds, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Funds are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of

State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Funds. If Advisor were prohibited from serving the Funds in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Funds may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including the Fund, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Funds' operations; (2) provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds' books and records; (3) arrange the periodic updating of the Funds' prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Funds with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Funds and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Funds have adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act for the Class C shares. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .60% of the net asset value of Class C shares of each Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Funds may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder services with respect to Class C shares of the Funds held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: processing customer purchase and redemption requests; answering inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; transmitting proxy statements, annual and semi-annual reports, prospectuses and other communications from the Funds to customers; and such other services as the customers may request in connection with the Funds, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from each Fund a monthly fee at a rate that shall not exceed .50% per annum of the average daily net asset value of the Fund's Class C shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

         Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .60% per year of the average net asset value of the Fund's Class C shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .60% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses may be carried forward indefinitely. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES

         The Funds will pay all of their expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Funds are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees, (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Funds. Where any of these other expenses are attributable to a particular class of shares, they will be borne by the beneficial owners of such shares.

                            PERFORMANCE CALCULATIONS


         From time to time the Funds may advertise the yield and effective yield of their Class C shares. The yield of each Fund refers to the income generated by an investment in Class C shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment.


         From time to time, the Funds may also report yield and effective yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

         From time to time, the Funds may advertise the total return of their Class C shares. The total return of a Fund is the average annual compounded rate of return from a hypothetical investment in the Fund's Class C shares over one, five and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, the Bank Rate Monitor, Wall Street Journal Score Card, Lehman Brothers Index or other industry publications, business periodicals, rating services and market indices. The Funds may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, total returns and other performance figures are based on historical earnings and are not indications of future performance.

                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Funds, provides portfolio record keeping services and serves as the Funds' transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Potential investors who wish to obtain more information about the Funds should contact a Service Organization. Inquiries from Servicing Organizations regarding the Prospectus and financial statements may be made by calling Distributor at (800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Money Market and Government Money Market Funds are two such series. Shares of a Fund are entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights. Investment Company is authorized to subdivide each series into two or more classes of shares. Currently, shares of the Money Market and Government Money Market Funds are divided into Class A, Class B and Class C. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, provided, however, that each class bears the expenses related to its distribution and shareholder servicing arrangements, as well as other expenses attributable to the class and unrelated to managing the Fund's portfolio securities. As described above, Investment Company has adopted a plan of distribution under rule 12b-1 for Class C shares. Similar plans have been adopted for Class A and Class

B shares. However, total payments under those plans are limited to .25% and .35% annually of the average net asset value of the Class A and Class B shares, respectively of a Fund. As a result of these plan and other class expenses, the yield on Class B and Class C shares will be approximately .25% and .50% lower, respectively, than the yield on Class A shares.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. Further, any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Each class of shares votes separately with respect to any Rule 12b-1 plan applicable to such class. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110



INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                           TAX FREE MONEY MARKET FUND
                                 Class B Shares


The SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers Class B shares of beneficial interest in one such series, the SSgA Tax Free Money Market Fund (the "Tax Free Fund" or the "Fund"). Shares may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the Fund to offer the shares. This Prospectus should be read together with any materials provided by such institution. The Tax Free Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE TAX FREE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.




    Investment Advisor, Custodian
        and Transfer Agent:                   Distributor:                             Administrator:
    State Street Bank and Trust                                                   Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402


                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----
Summary.................................................................3

Fund Operating Expenses.................................................4

Financial Highlights....................................................5

The SSgA Funds..........................................................6

Manner of Offering......................................................6

Investment Objective, Policies and Restrictions.........................6

Portfolio Maturity ....................................................10

Dividends and Distributions............................................10

Taxes .................................................................11

Valuation of Fund Shares...............................................12

Purchase of Fund Shares................................................12

Redemption of Fund Shares..............................................13

General Management.....................................................14

Fund Expenses..........................................................16

Performance Calculations...............................................16

Additional Information.................................................17

                                     SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus.

Investment Objective. The Fund's investment objective is to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. To accomplish this goal, the Fund invests primarily in high quality short-term municipal obligations.

Dividends. Dividends from net investment income are declared daily and paid monthly. Net capital gains, if any, are distributed annually.

Potential Investors. The Fund is designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. In this Prospectus, Class B shares of the Fund are offered to customers of certain financial institutions ("Service Organizations") who act as record holders of the shares and provide services to their customers who invest in the Fund.

Purchases and Redemptions. Because shares of the Fund are offered through Service Organizations, to purchase and redeem shares potential investors should contact their Service Organizations for information regarding purchase and redemption procedures. Shares may be purchased or redeemed at the net asset value next determined after receipt of the order.

Investment Advisors. State Street Bank and Trust Company serves as investment advisor to the Fund in return for a fee equal to .25% annually of each Fund's average daily net assets.

Certain Class Information. The shares of the Fund are divided into three classes: Class A, Class B and Class C. Class A shares are designed for institutional investors. Class B shares are offered through Service Organizations that provide certain account administration services. Class C shares are offered through Service Organizations that provide certain account administration and shareholder liaison services. Each class of shares of the Fund is entitled to the same rights and privileges as all other classes of shares of the Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements and certain other expenses attributable to the class. Annual distribution and shareholder servicing expenses for Class A, Class B and Class C shares are equal to approximately ____%, ____% and ____%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B and Class C shares are equal to approximately ____%, ____% and ____%, respectively, of the average daily net asset value of the shares of the class.

                             FUND OPERATING EXPENSES
                         SSgA TAX FREE MONEY MARKET FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Tax Free Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                   None
       Sales Load Imposed on Reinvested Dividends                        None
       Deferred Sales Load                                               None
       Redemption Fees                                                   None
       Exchange Fee                                                      None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees                                                     .25%
       12b-1 Distribution Fees                                           .14
       12b-1 Shareholder Servicing Fees                                  .04
       Other Expenses                                                    .15
                                                                         ---

          Total Operating Expenses(1)                                    .58%
                                                                         ===

Examples:                                 1 year   3 years   5 years   10 years
--------                                  ------   -------   -------   --------

You would pay the following expenses
on a $1,000 investment, assuming: (i)
5% annual return; and (ii) redemption
at the end of each time period:             $6       $19       $32       $73
                                            ==       ===       ===       ===

-------------
(1) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS
                         SSgA TAX FREE MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                                  1997            1996          1995++
                                                  ----            ----          ----

NET ASSET VALUE,
  BEGINNING OF YEAR                             $   1.0000     $   1.0000     $   1.0000
                                                ----------     ----------     ----------

INCOME FROM INVESTMENT
  OPERATIONS:
      Net investment income                          .0295          .0302          .0251

LESS DISTRIBUTIONS:
      Net investment income                         (.0295)        (.0302)        (.0251)
                                                ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                    $   1.0000     $   1.0000     $   1.0000
                                                ==========     ==========     ==========

TOTAL RETURN (%)(a)                                   2.99           3.07           2.54

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of year
         ($000 omitted)                            163,502         45,061         42,607
Ratios to average net assets (%)(b):
      Operating expenses, net                          .58            .57            .59
      Operating expenses, gross                        .58            .57            .60
      Net investment income                           2.98           3.01           3.40

      Per share amount of expense reductions
         ($ omitted)                                    --             --          .0001


-----------------
++ For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a)   Periods less than one year are not annualized.
(b)   The ratios for the period ended August 31, 1995 are annualized.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") are an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers Class B shares in one such portfolio, the Tax Free Fund. State Street Bank and Trust Company ("Advisor" or "State Street") serves as the investment advisor for the Fund.

                               MANNER OF OFFERING

         The Fund is designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. Class B shares of the Fund are offered to customers of certain financial institutions ("Service Organizations") that act as record holders of shares and provide services to their customers who invest in the Fund. Each Service Organization may set a minimum initial investment for its customers and may redeem all shares in an investor's account if the value of these shares falls below a predetermined amount.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's fundamental investment objective is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value. This objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

         The Fund has a fundamental policy of investing at least 80% of its net assets in federal tax exempt, high quality and short-term municipal securities of all types under normal market conditions. These securities are issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund may buy or sell securities on a when-issued or forward commitment basis.

         The Fund may invest not more than 20% of its assets in federally taxable money market instruments including securities issued by or guaranteed as to principal and interest by the US government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

         The Fund will invest in securities with remaining maturities of 397 days or less (as computed according to Rule 2a-7) and will maintain a dollar-weighted average maturity of 90 days or less. The Fund will limit its portfolio investments to investment grade securities which at the time of acquisition the Advisor determines present minimal credit risk and which: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Portfolio's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

Investment Policies

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

         Municipal Securities. The Fund may purchase municipal securities issued by or on behalf of public authorities to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financing for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are backed by the revenues generated from a specific project or facility and include project revenue bonds, such as private activity and industrial development bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

         Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Advisor reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

         Municipal obligations involve possible risks, including being affected by economic, business and political developments and being subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Future laws may be effected extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.

         Variable and Floating Rate Securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. The coupon rate on variable rate securities is reset by a remarketing agent on a periodic basis ranging from once a day to twice a year. The agent sets the new rate at a level such that, in the judgment of the agent, the security could be resold in the secondary market at par. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed rate securities.

         Tax-exempt floating rate and variable rate demand notes and bonds ordinarily have stated maturities in excess of 13 months, but often permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. For the purpose of determining the remaining maturity of certain variable or floating rate obligations, the Fund may look to the later of the period remaining until the net readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

         Municipal Leases. The Fund may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Municipal leases may be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise may be collateralized by US Government securities. Certain participation interests may permit the Fund to demand payment on not more than seven days' notice, for all or any part of the Fund's interest, plus accrued interest.

         Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

         Whether a municipal lease agreement will be considered illiquid for the purpose of the Fund's restriction on investments in illiquid securities will be determined by officers of the Investment Company in accordance with procedures established by the Board of Trustees.

         Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

         Standby Commitments. The Fund's investments may include standby commitments, which are rights to resell municipal securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Standby commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and difference between the duration of the commitment and the maturity of the underlying security. The Fund will limit standby commitment transactions to institutions which the Advisor believes present minimal credit risk.

         Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

         When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable high quality debt securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.


         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

         Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market.

         US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

         Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.


         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


         1. Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies or instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

         2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

         3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.


                               PORTFOLIO MATURITY

         The Fund must limit investments to securities with remaining maturities of 397 days or less (as calculated in accordance with Rule 2a-7) and must maintain a dollar-weighted average maturity of 90 days or less.

         The Fund normally will hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous or necessary. Investing in short term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield of the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank on the first business day of the following month in which the dividend is payable.


                                      TAXES


         The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and capital gain net income. In addition, the Fund intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.


         Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded from the shareholder's gross income. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

         The Fund may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals. If the Fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a portion of the Fund's dividends as a tax preference item in determining their federal tax.



         Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

         Although the sale or exchange of Fund shares is a taxable event, no gain or loss is anticipated because the Fund seeks to maintain a stable $1.00 per share net asset value.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. Net asset value per share for each class of shares of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities allocated to the class, dividing by the number of shares outstanding in the class and rounding to the nearest cent. The Fund determines net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business.

         Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation procedure to value its portfolio instruments. The "amortized cost" valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                             PURCHASE OF FUND SHARES

         Shares are offered through Service Organizations, who act as record holders of the shares and provide services to their customers who invest in shares. To purchase shares, investors should contact a Service Organization and follow its procedures for the purchase of shares. Beneficial ownership of shares will be recorded by Service Organizations and reflected in account statements provided to their customers.

         Offering Dates and Times. Fund shares may be purchased on any business day. All purchases must be made in US dollars. Purchase orders and payments for Fund shares must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Purchase orders in good form are described below. Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day.

         Order and Payment Procedures. On behalf of their customers, Service Organizations may purchase shares by wiring federal funds to State Street as Transfer Agent by:

         1. Telephoning State Street at (800) 647-7327 and providing: (1) the Service Organization's account registration number, address and tax identification number; (2) the name of the Fund to be invested in; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

         2. Instructing the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA (ABA #0110-00028),
                  Attention: SSgA Tax Free Money Market Fund, Mutual Funds Service Division (DDA #9904-631-0). The wire instructions should also include the name the account is registered in, the account number and the name of the Fund to be invested in.

         The Fund reserves the right to reject any order.

         Service Organizations may charge investors fees for certain services. Investors should contact their Service Organization for information concerning what additional fees, if any, may be charged.

         Exchange Privilege. An investor's Service Organization may permit shares of the Fund to be exchanged for shares of certain other investment portfolios. Shares are exchanged on the basis of relative net asset value per share. Investors should contact their Service Organizations for information regarding exchange options and procedures and fees imposed in connection with exchanges.


                            REDEMPTION OF FUND SHARES

         Investors may redeem all or part of their shares in accordance with instructions and limitations pertaining to their account at a Service Organization. These procedures will vary according to the type of account and the Service Organization involved, and investors should consult their account managers in this regard. It is the responsibility of the Service Organizations to transmit redemption orders to the Transfer Agent and credit their customers' accounts with the redemption proceeds on a timely basis.

         On behalf of their customers, Service Organizations may redeem Fund shares on any business day at the net asset value next determined after the receipt of a redemption request. Payment for redemption orders will be wired in federal funds to the Service Organization's account at a domestic commercial bank that is a member of the Federal Reserve System. The Fund reserves the right to suspend redemptions or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.

         A dividend will be paid on shares redeemed if the redemption request is received by State Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend.

                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


         Advisory Agreement. Investment Company employs State Street to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, equal to .25% annually of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including the Fund, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the Tax Free Fund is equal to the percentage of average aggregate daily net assets that are attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act for the Class B shares. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .35% of the net asset value of Class B shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder servicing with respect to Class B shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: processing customer purchase and redemption requests; answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; transmitting proxy statements, annual and semi-annual reports, prospectuses and other communications from the Fund to customers; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .25% per annum of the average daily net asset value of the Fund's Class B shares owned by or for shareholders with whom the Service Organization has a servicing relationship.

         Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .35% per year of the average net asset value of the Fund's Class B shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses may be carried forward indefinitely. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


                                  FUND EXPENSES

         The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund. Where any of these other expenses are attributable to a particular class of shares, they will be borne by the beneficial owners of such shares.


                            PERFORMANCE CALCULATIONS


         From time to time the Fund may advertise its yield, effective yield and tax-equivalent yield of its Class B shares. The yield of the Fund refers to the income generated by an investment in Class B shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment. The tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of federal income tax (and state income tax, if applicable) at a stated tax rate.


         From time to time, the Fund may also report yield, effective yield and tax-equivalent yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

         The Fund may also advertise the total return of its Class B shares. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Funds' Class B shares over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gains distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Donoghue's Money Fund Report, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Potential investors who wish to obtain more information about the Fund should contact a Service Organization. Inquiries from Service Organizations regarding the Prospectus and financial statements may be made by calling Transfer Agent at
(800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Tax Free Fund is one such series. Shares of the Fund are entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Each class of shares of the Fund has identical rights and privileges as all other shares of the Fund and participates equally in the dividends and distributions of the Fund. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

         Investment Company is authorized to subdivide each series into two or more classes of shares. Currently, shares of the Tax Free Fund are divided into Class A, Class B and Class C. Each class of shares of the Fund is entitled to the same rights and privileges as all other classes of the Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements, as well as other expenses attributable to the class and unrelated to managing the Fund's portfolio securities. As described above, Investment Company has adopted a plan of distribution under Rule 12b-1 for Class B shares. Similar plans have been adopted for Class A and Class C shares. However, total payments under those plans are limited to .25% and .60% annually of the average net asset value of the Class A and Class C shares, respectively of the Fund. As a result of these plan and other class expenses, the yield on Class B and Class C shares will be approximately .25% and
 .50% lower, respectively, than the yield on Class A shares.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter which affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. Further, any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Each class of shares votes separately with respect to any Rule 12b-1 plan applicable to such class. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by the holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

         Investment Company does not issue share certificates for the Fund. Transfer Agent sends monthly shareholders statements, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327



INVESTMENT ADVISOR, CUSTODIAN, AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts 02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                           TAX FREE MONEY MARKET FUND
                                 Class C shares


         The SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers Class C shares of beneficial interest in one such mutual fund, the SSgA Tax Free Money Market Fund (the "Tax Free Fund" or the "Fund"). Shares may not be purchased by individuals directly, but must be purchased through a financial institution which is permitted by contract with the Fund to offer the shares. This Prospectus should be read together with any materials provided by such institution. The Tax Free Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         INVESTMENTS IN THE TAX FREE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated December 24, 1997. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com.




    Investment Advisor, Custodian
        and Transfer Agent:                     Distributor:                           Administrator:
    State Street Bank and Trust                                                   Frank Russell Investment
              Company                  Russell Fund Distributors, Inc.               Management Company
        225 Franklin Street                One International Place                      909 A Street
    Boston, Massachusetts 02110          Boston, Massachusetts 02110              Tacoma, Washington 98402

                       PROSPECTUS DATED ___________, 1998

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
Summary....................................................................3

Fund Operating Expenses....................................................4

Financial Highlights.......................................................5

The SSgA Funds.............................................................6

Manner of Offering.........................................................6

Investment Objective, Policies and Restrictions............................6

Portfolio Maturity .......................................................10

Dividends and Distributions...............................................10

Taxes ....................................................................11

Valuation of Fund Shares..................................................12

Purchase of Fund Shares...................................................12

Redemption of Fund Shares.................................................13

General Management........................................................14

Fund Expenses.............................................................16

Performance Calculations..................................................16

Additional Information....................................................17

                                     SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus.

Investment Objective. The Fund's investment objective is to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. To accomplish this goal, the Fund invests primarily in high quality short-term municipal obligations.

Dividends. Dividends from net investment income are declared daily and paid monthly. Net capital gains, if any, are distributed annually.

Potential Investors. The Fund is designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. In this Prospectus, Class C shares of the Fund are offered to customers of certain financial institutions ("Service Organizations") who act as record holders of the shares and provide services to their customers who invest in the Fund.

Purchases and Redemptions. Because shares of the Fund are offered through Service Organizations, to purchase and redeem shares potential investors should contact their Service Organizations for information regarding purchase and redemption procedures. Shares may be purchased or redeemed at the net asset value next determined after receipt of the order.

Investment Advisors. State Street Bank and Trust Company serves as investment advisor to the Fund in return for a fee equal to .25% annually of each Fund's average daily net assets.


Certain Class Information. The shares of the Fund are divided into three classes: Class A, Class B and Class C. Class A shares are designed for institutional investors. Class B shares are offered through Service Organizations that provide certain account administration services. Class C shares are offered through Service Organizations that provide certain account administration and shareholder liaison services. Each class of shares of the Fund is entitled to the same rights and privileges as all other classes of shares of the Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements and certain other expenses attributable to the class. Annual distribution and shareholder servicing expenses for Class A, Class B and Class C shares are equal to approximately ____%, ____% and ____%, respectively, of the average daily net asset value of the shares of the class. Total operating expenses for Class A, Class B, and Class C shares are equal to approximately ____%, ____%, and ____%, respectively, of the average daily net asset value of the shares of the class.

                             FUND OPERATING EXPENSES
                         SSgA TAX FREE MONEY MARKET FUND


The following table is intended to assist the investor in understanding the various costs and expenses that an investor in shares of the Tax Free Fund will incur directly or indirectly. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
       Sales Load Imposed on Purchases                                    None
       Sales Load Imposed on Reinvested Dividends                         None
       Deferred Sales Load                                                None
       Redemption Fees                                                    None
       Exchange Fee                                                       None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
       Advisory Fees                                                       .25%
       12b-1 Distribution Fees                                             .14
       12b-1 Shareholder Servicing Fees                                    .04
       Other Expenses                                                      .15
                                                                           ---

          Total Operating Expenses(1)                                      .58%
                                                                           ===

Examples:                                 1 year   3 years   5 years   10 years
--------                                  ------   -------   -------   --------

You would pay the following expenses
on a $1,000 investment, assuming: (i)
5% annual return; and (ii) redemption
at the end of each time period:             $6       $19       $32       $73
                                            ==       ===       ===       ===


(1) Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

                              FINANCIAL HIGHLIGHTS
                         SSgA TAX FREE MONEY MARKET FUND

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended August 31, and other performance information derived from the financial statements. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand L.L.P., in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Distributor at (800) 647-7327.


                                                  1997            1996          1995++
                                                  ----            ----          ----

NET ASSET VALUE,
  BEGINNING OF YEAR                             $   1.0000     $   1.0000     $   1.0000
                                                ----------     ----------     ----------

INCOME FROM INVESTMENT
  OPERATIONS:
      Net investment income                          .0295          .0302          .0251

LESS DISTRIBUTIONS:
      Net investment income                         (.0295)        (.0302)        (.0251)
                                                ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                    $   1.0000     $   1.0000     $   1.0000
                                                ==========     ==========     ==========

TOTAL RETURN (%)(a)                                   2.99           3.07           2.54

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of year
         ($000 omitted)                            163,502         45,061         42,607
Ratios to average net assets (%)(b):
      Operating expenses, net                          .58            .57            .59
      Operating expenses, gross                        .58            .57            .60
      Net investment income                           2.98           3.01           3.40

      Per share amount of expense reductions
         ($ omitted)                                    --             --          .0001



++ For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a)   Periods less than one year are not annualized.
(b)   The ratios for the period ended August 31, 1995 are annualized.

                                 THE SSgA FUNDS

         The SSgA Funds ("Investment Company") are an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment portfolios. Through this Prospectus, Investment Company offers Class C shares in one such portfolio, the Tax Free Fund. State Street Bank and Trust Company ("Advisor" or "State Street") serves as the investment advisor to the Fund.


                               MANNER OF OFFERING

         The Fund is designed to be an economical and efficient means for retail investors to participate in professionally managed portfolios of money market instruments. Class C shares of the Fund are offered to customers of certain financial institutions ("Service Organizations") that act as record holders of shares and provide services to their customers who invest in the Fund. Each Service Organization may set a minimum initial investment for its customers and may redeem all shares in an investor's account if the value of these shares falls below a predetermined amount.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's fundamental investment objective is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value. This objective may be changed only with the approval of a majority of the Fund's shareholders as defined by the 1940 Act. There can be no assurance that the Fund will meet its investment objective.

         The Fund has a fundamental policy of investing at least 80% of its net assets in federal tax exempt, high quality and short-term municipal securities of all types under normal market conditions. These securities are issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund may buy or sell securities on a when-issued or forward commitment basis.

         The Fund may invest not more than 20% of its assets in federally taxable money market instruments including securities issued by or guaranteed as to principal and interest by the US government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

         The Fund will invest in securities with remaining maturities of 397 days or less (as computed according to Rule 2a-7) and will maintain a dollar-weighted average maturity of 90 days or less. The Fund will limit its portfolio investments to investment grade securities which at the time of acquisition the Advisor determines present minimal credit risk and which: (1) are rated in the highest category by least two nationally recognized statistical rating organizations ("NRSRO"); (2) by one NRSRO, if only one rating services has rated the security; or (3) if unrated, are of comparable quality, as determined by the Portfolio's Advisor in accordance with procedures established by the Board of Trustees. See the Appendix in the Statement of Additional Information for a description of a NRSRO.

Investment Policies

         The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. To the extent consistent with the Fund's fundamental investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

         Municipal Securities. The Fund may purchase municipal securities issued by or on behalf of public authorities to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are backed by the revenues generated from a specific project or facility and include project revenue bonds, such as private activity and industrial development bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

         Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Advisor reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

         Municipal obligations involve possible risks, including being affected by economic, business and political developments and being subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Future laws may be effected extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.

         Variable and Floating Rate Securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. The coupon rate on variable rate securities is reset by a remarketing agent on a periodic basis ranging from once a day to twice a year. The agent sets the new rate at a level such that, in the judgment of the agent, the security could be resold in the secondary market at par. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed rate securities.

         Tax-exempt floating rate and variable rate demand notes and bonds ordinarily have stated maturities in excess of 13 months, but often permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. For the purpose of determining the remaining maturity of certain variable or floating rate obligations, the Fund may look to the later of the period remaining until the net readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

         Municipal Leases. The Fund may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Municipal leases may be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise may be collateralized by US Government securities. Certain participation interests may permit the Fund to demand payment on not more than seven days' notice, for all or any part of the Fund's interest, plus accrued interest.

         Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

         Whether a municipal lease agreement will be considered illiquid for the purpose of the Fund's restriction on investments in illiquid securities will be determined by officers of the Investment Company in accordance with procedures established by the Board of Trustees.

         Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

         Standby Commitments. The Fund's investments may include standby commitments, which are rights to resell municipal securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Standby commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and difference between the duration of the commitment and the maturity of the underlying security. The Fund will limit standby commitment transactions to institutions which the Advisor believes present minimal credit risk.

         Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

         When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable high quality debt securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuations in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of net assets in when-issued securities.


         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

         Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days and for which there is no secondary market.

         US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

         Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.


         Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these services, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.


         Purchase of Other Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

         The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:


         1. Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies or instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


         2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. The Fund will not purchase additional investments if borrowed funds (including reverse repurchase agreements) exceed 5% of total assets.

         3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                               PORTFOLIO MATURITY

         The Fund must limit investments to securities with remaining maturities of 397 days or less (as calculated in accordance with Rule 2a-7) and must maintain a dollar-weighted average maturity of 90 days or less.

         The Fund normally will hold portfolio instruments to maturity, but may dispose of them prior to maturity if Advisor finds it advantageous or necessary. Investing in short term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield of the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

         The Board of Trustees intends to declare dividends on shares of the Fund from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

         Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

         Income dividend and capital gain distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

         Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

         Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

         [bullet] Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

         [bullet] Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

         [bullet] Cash Option--A check or wire will be sent for each dividend and capital gain distribution.

         [bullet] Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

         The Transfer Agent will wire dividends (if that option is elected) to a pre-designated bank on the first business day of the following month in which the dividend is payable.


                                      TAXES


         The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and capital gain net income. In addition, the Fund intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.


         Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded from the shareholder's gross income. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

         The Fund may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals. If the Fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a portion of the Fund's dividends as a tax preference item in determining their federal tax.



         Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

         Although the sale or exchange of Fund shares is a taxable event, no gain or loss is anticipated because the Fund seeks to maintain a stable $1.00 per share net asset value.

         Shareholders will be notified after each calendar year of the amount of income dividends and net capital gains distributed. Shareholders of the Fund will also be advised of the percentage, if any, of the dividends by the Fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

         The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            VALUATION OF FUND SHARES

         Net Asset Value Per Share. Net asset value per share for each class of shares of the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities allocated to the class, dividing by the number of shares outstanding in the class and rounding to the nearest cent. The Fund determines net asset value twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange and Boston Federal Reserve are open for business.

         Valuation of Fund Securities. The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation procedure to value its portfolio instruments. The "amortized cost" valuation procedure initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                             PURCHASE OF FUND SHARES

         Shares are offered through Service Organizations, who act as record holders of the shares and provide services to their customers who invest in shares. To purchase shares, investors should contact a Service Organization and follow its procedures for the purchase of shares. Beneficial ownership of shares will be recorded by Service Organizations and reflected in account statements provided to their customers.

         Offering Dates and Times. Fund shares may be purchased on any business day. All purchases must be made in US dollars. Purchase orders and payments for Fund shares must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The accompanying payment must be in federal funds or converted into federal funds by the Transfer Agent before the purchase order can be accepted. Purchase orders in good form are described below. Purchase orders which are accepted: (1) prior to 12:00 noon Eastern time will earn the dividend declared on the date of purchase; and (2) at or after 12:00 noon Eastern time will earn the dividend determined on the next day.

         Order and Payment Procedures. On behalf of their customers, Service Organizations may purchase shares by wiring federal funds to State Street as Transfer Agent by:

         1. Telephoning State Street at (800) 647-7327 and providing: (1) the Service Organization's account registration number, address and tax identification number; (2) the name of the Fund to be invested in; (3) the amount being wired; (4) the name of the wiring bank; and (5) the name and telephone number of the person at the wiring bank to be contacted in connection with the order.

         2. Instructing the wiring bank to wire federal funds to: State Street Bank and Trust Company, Boston, MA (ABA #0110-00028),
                  Attention: SSgA Tax Free Money Market Fund, Mutual Funds Service Division (DDA #9904-631-0). The wire instructions should also include the name the account is registered in, the account number and the name of the Fund to be invested in.

         The Fund reserves the right to reject any order.

         Service Organizations may charge investors fees for certain services. Investors should contact their Service Organization for information concerning what additional fees, if any, may be charged.

         Exchange Privilege. An investor's Service Organization may permit shares of the Fund to be exchanged for shares of certain other investment portfolios. Shares are exchanged on the basis of relative net asset value per share. Investors should contact their Service Organizations for information regarding exchange options and procedures and fees imposed in connection with exchanges.


                            REDEMPTION OF FUND SHARES

         Investors may redeem all or part of their shares in accordance with instructions and limitations pertaining to their account at a Service Organization. These procedures will vary according to the type of account and the Service Organization involved, and investors should consult their account managers in this regard. It is the responsibility of the Service Organizations to transmit redemption orders to the Transfer Agent and credit their customers' accounts with the redemption proceeds on a timely basis.

         On behalf of their customers, Service Organizations may redeem Fund shares on any business day at the net asset value next determined after the receipt of a redemption request. Payment for redemption orders will be wired in federal funds to the Service Organization's account at a domestic commercial bank that is a member of the Federal Reserve System. The Fund reserves the right to suspend redemptions or postpone the date of payment if emergency conditions, as specified in the 1940 Act or determined by the Securities and Exchange Commission, should exist.

         A dividend will be paid on shares redeemed if the redemption request is received by State Street after 12:00 noon Eastern time. Redemption requests received before 12:00 noon Eastern time will not be entitled to that day's dividend.

                               GENERAL MANAGEMENT

         The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


         Advisory Agreement. Investment Company employs State Street to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $370 billion (US) under management as of September 30, 1997, provides complete global investment management services from offices in Atlanta, Boston, Brussels, Copenhagen, Dubai, Hong Kong, London, Minneapolis, Montpellier, Montreal, Munich, Paris, San Francisco, Sydney, Tokyo, and Toronto.


         Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, equal to .25% annually of the Fund's average daily net assets.

         The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

         Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.


         State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


         Under the Advisor's Code of Ethics, the Advisor's employees in Boston where investment management operations are conducted are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


         Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $11.3 billion as of October 31, 1997, and acts as administrator to 20 mutual funds, including the Fund, with assets of $10.8 billion as of October 31, 1997.

         Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: (1) $0 to and including $500 million -- .06%; (2) over $500 million to and including $1 billion -- .05%; and (3) over $1 billion -- .03%. The percentage of the fee paid by the Tax Free Fund is equal to the percentage of average aggregate daily net assets that are attributable to the Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 10% from January 1, 1997 to December 31, 1997; 5% from January 1, 1998 to December 31, 1998; and (3) 0% from January 1, 1999 thereafter.


         Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

         Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

         Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act for the Class C shares. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .60% of the net asset value of Class C shares of the Fund for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.


         Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder servicing with respect to Class C shares of the Fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: processing customer purchase and redemption requests; answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; transmitting proxy statements, annual and semi-annual reports, prospectuses and other communications from the Fund to customers; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .50% per annum of the average daily net asset value of the Fund's Class C shares owned by or for shareholders with whom the Service Organization has a servicing relationship.

         Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .60% per year of the average net asset value of the Fund's Class C shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The Fund's liability for any such expenses may be carried forward indefinitely. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.


                                  FUND EXPENSES

         The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund are the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) amortization of deferred organizational costs; (2) taxes, if any; (3) expenses for legal, auditing and financial accounting services; (4) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (5) administrative fees; (6) custodian fees; (7) expense of issuing and redeeming Fund shares; (8) the cost of registering Fund shares under federal and state laws; (9) shareholder meetings and related proxy solicitation expenses; (10) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (11) insurance, interest, brokerage and litigation costs; (12) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (13) other expenses properly payable by the Fund. Where any of these other expenses are attributable to a particular class of shares, they will be borne by the beneficial owners of such shares.


                            PERFORMANCE CALCULATIONS


         From time to time the Fund may advertise its yield, effective yield and tax-equivalent yield of its Class C shares. The yield of the Fund refers to the income generated by an investment in Class C shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield prescribed by the Securities and Exchange Commission because of the compounding effect of this assumed reinvestment. The tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of federal income tax (and state income tax, if applicable) at a stated tax rate.


         From time to time, the Fund may also report yield, effective yield and tax-equivalent yield as calculated over a one-month period (which period will also be stated in the advertisement). These one-month periods will be annualized using the same method as described above for yields calculated on the basis of seven-day periods. From time to time, yields calculated on a monthly basis may also be linked to provide yield figures for periods greater than one month.

         The Fund may also advertise the total return of its Class C shares. The total return of the Fund is the average annual compounded rate of return from a hypothetical investment in the Funds' Class C shares over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividends and capital gains distributions.

         Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Donoghue's Money Fund Report, Wall Street Journal Score Card or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

         Quoted yields, returns and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION

         Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Coopers & Lybrand L.L.P., Boston, Massachusetts, is Investment Company's independent accountants.

         Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Potential investors who wish to obtain more information about the Fund should contact a Service Organization. Inquiries from Service Organizations regarding the Prospectus and financial statements may be made by calling Transfer Agent at
(800) 647-7327.

         Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended. Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Tax Free Fund is one such series. Shares of the Fund are entitled to such relative rights and preferences and dividends and distributions earned on assets of the Fund as may be declared by the Board of Trustees. Each class of shares of the Fund has identical rights and privileges as all other shares of the Fund and participates equally in the dividends and distributions of the Fund. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

         Investment Company is authorized to subdivide each series into two or more classes of shares. Currently, shares of the Tax Free Fund are divided into Class A, Class B and Class C. Each class of shares of the Fund is entitled to the same rights and privileges as all other classes of the Fund, provided however, that each class bears the expenses related to its distribution and shareholder servicing arrangements, as well as other expenses attributable to the class and unrelated to managing the Fund's portfolio securities. As described above, Investment Company has adopted a plan of distribution under Rule 12b-1 for Class C shares. Similar plans have been adopted for Class A and Class B shares. However, total payments under those plans are limited to .25% and .35% annually of the average net asset value of the Class A and Class B shares, respectively of the Fund. As a result of these plan and other class expenses, the yield on Class B and Class C shares will be approximately .25% and
 .50% lower, respectively, than the yield on Class A shares.

         Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter which affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. Further, any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Each class of shares votes separately with respect to any Rule 12b-1 plan applicable to such class. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by the holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

         Investment Company does not issue share certificates for the Fund. Transfer Agent sends monthly shareholders statements, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.


         As of _________________, 1997, ______________________________________
owned of record _____% of the issued and outstanding shares of the Fund and is therefore deemed to be a controlling person for purposes of the 1940 Act.

                                 THE SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327



INVESTMENT ADVISOR, CUSTODIAN, AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts 02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                                MONEY MARKET FUND

                        U.S. GOVERNMENT MONEY MARKET FUND



                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

         SSgA Money Market Fund ("Money Market Fund")

         SSgA US Government Money Market Fund ("Government Money Market Fund")

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the Funds noted above as contained in the Funds' Prospectuses, dated _______, 1998. This Statement is not a Prospectus and should be read in conjunction with the Funds' Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Shareholder Meetings........................................................4
   Controlling Shareholders....................................................4
   Principal Shareholders......................................................4
   Trustees and Officers.......................................................5
   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................7
   Distributor.................................................................8
   Custodian and Transfer Agent................................................8
   Independent Accountants.....................................................9
   Distribution Plan...........................................................9
   Federal Law Affecting State Street.........................................10
   Valuation of Fund Shares...................................................10
   Brokerage Practices........................................................10
   Yield and Total Return Quotations..........................................12

INVESTMENTS...................................................................13
   Investment Restrictions....................................................13
   Investment policies........................................................14

TAXES.........................................................................17

FINANCIAL STATEMENTS..........................................................18

APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..................................19
   Ratings of Debt Instruments................................................19
   Ratings of Commercial Paper................................................19

                            STRUCTURE AND GOVERNANCE


Organization and Business History


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:




-------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                                                May 2, 1988
-------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                                  March 1, 1991
-------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                               May 4, 1992
-------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                                   July 1, 1992
-------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                                  November 9, 1992
-------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                               December 30, 1992
-------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                                           September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                                                September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                                    December 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                                          February 22, 1994
-------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                                            March 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                                       December 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Active International Fund                                        March 7, 1995
-------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                                 February 7, 1996
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                                     July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                                       July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund                            July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                                              May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                                             May 5, 1998
-------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                                              *
-------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

--------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

Money Market Fund

Government Money Market Fund

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.



          ----------------------------------------------------------
          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $55,500
          ----------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ----------------------------------------------------------

----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

          ----------------------------------------------------------
           Patrick J. Riley                     $55,500
          ----------------------------------------------------------
           Richard D. Shirk                     $55,500
          ----------------------------------------------------------
           Bruce D. Taber                       $55,500
          ----------------------------------------------------------
           Henry W. Todd                        $55,500
          ----------------------------------------------------------



--------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
--------------------------------------------------------------------------------
 Money Market Fund
--------------------------------------------------------------------------------
 US Government Money Market
--------------------------------------------------------------------------------
 Matrix Equity
--------------------------------------------------------------------------------
 S&P 500 Index
--------------------------------------------------------------------------------
 Small Cap
--------------------------------------------------------------------------------
 Yield Plus
--------------------------------------------------------------------------------
 Bond Market
--------------------------------------------------------------------------------
 Emerging Markets
--------------------------------------------------------------------------------
 US Treasury Money Market
--------------------------------------------------------------------------------
 Growth & Income
--------------------------------------------------------------------------------
 Intermediate
--------------------------------------------------------------------------------
 Prime Money Market
--------------------------------------------------------------------------------
 Tax Free Money Market
--------------------------------------------------------------------------------
 Active International
--------------------------------------------------------------------------------
 International Growth Opportunities(1)
--------------------------------------------------------------------------------
 Real Estate Equity(1)
--------------------------------------------------------------------------------
 High Yield Bond(1)
--------------------------------------------------------------------------------
 Special Equity(1)
--------------------------------------------------------------------------------
 Aggressive Equity(1)
--------------------------------------------------------------------------------



SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


           Investment Advisor, Custodian and
           Transfer Agent:                             State Street Bank and Trust Company
           Administrator:                              Frank Russell Investment Management Company
           Distributor:                                Russell Fund Distributors, Inc.
           Independent Accountants:                    PricewaterhouseCoopers LLP


----------
1 These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Money Market Fund accrued the following expenses to Advisor in the fiscal years ended August 31:


        --------------------------------------------------------------------------------
         1998                              1997                           1996
        --------------------------------------------------------------------------------
         $12,730,865                       $10,638,528                    $8,559,529
        --------------------------------------------------------------------------------


The Government Money Market Fund accrued the following expenses to Advisor in the fiscal years ended August 31:


        --------------------------------------------------------------------------------
         1998                              1997                           1996
        --------------------------------------------------------------------------------
         $2,155,910                        $2,091,160                     $1,546,062
        --------------------------------------------------------------------------------




ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees.
Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Money Market Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


        -----------------------------------------------------------------------------
         1998                              1997                           1996
        -----------------------------------------------------------------------------
         $1,532,523                        $1,245,280                     $996,454
        -----------------------------------------------------------------------------

The Government Money Market Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


        -----------------------------------------------------------------------------
         1998                              1997                           1996
        -----------------------------------------------------------------------------
         $262,785                          $244,335                       $179,304
        -----------------------------------------------------------------------------


DISTRIBUTOR


Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT



State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.
Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

Each Fund accrued the following expenses to Distributor for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------------------------
                                           1998                           1997                            1996
        ------------------------------------------------------------------------------------------------------------------
         Money Market Fund                 $2,327,851                     $1,580,068                      $817,506
        ------------------------------------------------------------------------------------------------------------------
         Government Money Market Fund         309,505                        287,158                       106,509
        ------------------------------------------------------------------------------------------------------------------



For fiscal 1997, these amounts are reflective of the following individual payments:



                                                     Money             Government Money
                                                     Market            Market
       Advertising                                      $ 49,203        $  7,732
       Printing of Prospectuses                          112,552          17,625
       Compensation to Dealers                           880,916               4
       Compensation to Sales Personnel                   514,386          85,502
       Other(1)                                          770,794         198,642
                                                         -------         -------
                                                      $2,327,851        $309,505
                                                      ==========        ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."




Each Fund accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal year ended August 31:


        ------------------------------------------------------------------------------------------------------------------
                                          1998                           1997                            1996
        ------------------------------------------------------------------------------------------------------------------
         Money Market Fund                 $2,028,062                     $1,551,176                      $1,268,824
        ------------------------------------------------------------------------------------------------------------------
         Government Money Market Fund        $454,700                        719,992                         241,584
        ------------------------------------------------------------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

----------
1 Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

VALUATION OF FUND SHARES



Net asset value per share of the Government Fund is calculated twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). Net asset value per share of the Money Market Fund is calculated as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

It is the policy of each Fund to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Funds use the amortized cost valuation method to value portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on a Fund's shares computed by dividing the annualized daily income on a Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize each Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.



BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, each Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of a Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:



                                                                                        Government Money
                                                           Money Market Fund            Market Fund
                                                           ($000)                       ($000)
                                                           -------------------------------------------------
       Investment Technology Group, Inc.(1)                         0                        0
       Morgan Stanley & Co.(1)                                      0                        0
       Broadcort Capital(1)                                         0                        0
       Merrill Lynch, Pierce, Fenner, Inc.                          0                        0
       State Street Brokerage Services, Inc.(1)                     0                        0
       Bear, Stearns Securities(1)                                  0                        0
       National Financial Services(1)                               0                        0
       Nomura Securities International(1)                           0                        0
       Barclays Dezoete Wedd(1)                                     0                        0
       Instinet(1)                                                  0                        0
       Prebon(2)                                                    0                        0
       Swiss Bank Corp.(2)                                          0                        0
       Lumis & Co.(2)                                               0                        0
       HSBC Securities(2)                                           0                        0
       Goldman Sachs & Co.(2)                                       0                        0
       UBS Securities, Inc.(2)                                      0                        0
       Aubrey G. Lanston & Co.(2)                                   0                        0
       Lehman Brothers Inc.(2)                                      0                        0
       Donaldson, Lufkin & Jenrette(2)                              0                        0


YIELD AND TOTAL RETURN QUOTATIONS


The Funds compute average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


            P(1+T)n   = ERV
            where:    P =   a hypothetical initial payment of $1,000
                      T =   average annual total return
                      n =   number of years
                      ERV = ending redeemable value of a $1,000
                            payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

----------
1   Broker commissions only.

2   Broker principal transaction only.

The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Funds may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The following are the current and effective yields for the Funds for the seven-day period ended August 31, 1998:

Money Market Fund

         Current Yield     _____%

         Effective Yield   _____%

Government Fund

         Current Yield     _____%

         Effective Yield   _____%

The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Funds.


                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS


Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. A Fund will not:


1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities ). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.



2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6.  Purchase or sell commodities or commodity futures contracts.

7. Purchase or sell real estate or real estate mortgage loans; provided, however, that (i) the Government Money Market Fund may purchase or sell government guaranteed real estate mortgage loans; and (ii) the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8. Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Funds' shareholders.

14. Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.


15. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


16. Purchase interests in oil, gas or other mineral exploration or development programs.

17. Make investments for the purpose of gaining control of an issuer's management.

18. Purchase the securities of any issuer if the Investment Company's officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES


Except as otherwise indicated, each Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which each Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. Each Fund may purchase US Government obligations on a forward commitment basis.

Treasury Inflation-Protection Securities. Each Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

Repurchase Agreements. The Funds may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. Each Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by each Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with each Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Variable and Floating Rate Securities. Variable rate US Government obligations are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Asset-Backed Securities (Money Market Fund only). Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.


The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.


Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1998, the Money Market Fund had a net tax basis capital loss carryforward of, which may be applied against any realized net taxable gains of each succeeding year until the expiration date of August 31, 2003.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for each Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in each Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        o   Leading market positions in well-established industries.

        o   High rates of return on funds employed.

        o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

    F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

    F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                               SSGA FUNDS
                        One International Place
                      Boston, Massachusetts 02110
                             (800) 647-7327

                  STATEMENT OF ADDITIONAL INFORMATION

                        PRIME MONEY MARKET FUND

                              ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Prime Money Market Fund (the "Prime Money Market Fund" or the "Fund") as contained in the Fund's Prospectus dated ________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                           TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.................................................................3

  ORGANIZATION AND BUSINESS HISTORY......................................................3
  SHAREHOLDER MEETINGS...................................................................4
  CONTROLLING SHAREHOLDERS...............................................................4
  PRINCIPAL SHAREHOLDERS.................................................................4
  TRUSTEES AND OFFICERS..................................................................4

OPERATION OF INVESTMENT COMPANY..........................................................7

  SERVICE PROVIDERS......................................................................7
  ADVISOR................................................................................7
  ADMINISTRATOR..........................................................................7
  DISTRIBUTOR............................................................................8
  CUSTODIAN AND TRANSFER AGENT...........................................................8
  INDEPENDENT ACCOUNTANTS................................................................8
  DISTRIBUTION PLAN......................................................................8
  FEDERAL LAW AFFECTING STATE STREET.....................................................9
  VALUATION OF FUND SHARES...............................................................9
  BROKERAGE PRACTICES...................................................................10
  YIELD AND TOTAL RETURN QUOTATIONS.....................................................11

INVESTMENTS.............................................................................12

  INVESTMENT RESTRICTIONS...............................................................12
  INVESTMENT POLICIES...................................................................13

TAXES...................................................................................16

FINANCIAL STATEMENTS....................................................................17

APPENDIX - DESCRIPTION OF SECURITIES RATINGS............................................18

                        STRUCTURE AND GOVERNANCE

Organization and Business History

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:



--------------------------------------------------------------------------------
       SSgA Money Market Fund                          May 2, 1988
--------------------------------------------------------------------------------
       SSgA US Government Money Market Fund            March 1, 1991
--------------------------------------------------------------------------------
       SSgA Matrix Equity Fund                         May 4, 1992
--------------------------------------------------------------------------------
       SSgA Small Cap Fund                             July 1, 1992
--------------------------------------------------------------------------------
       SSgA Yield Plus Fund                            November 9, 1992
--------------------------------------------------------------------------------
       SSgA S&P 500 Index Fund                         December 30, 1992
--------------------------------------------------------------------------------
       SSgA Growth and Income Fund                     September 1, 1993
--------------------------------------------------------------------------------
       SSgA Intermediate Fund                          September 1, 1993
--------------------------------------------------------------------------------
       SSgA US Treasury Money Market Fund              December 1, 1993
--------------------------------------------------------------------------------
       SSgA Prime Money Market Fund                    February 22, 1994
--------------------------------------------------------------------------------
       SSgA Emerging Markets Fund                      March 1, 1994
--------------------------------------------------------------------------------
       SSgA Tax Free Money Market Fund                 December 1, 1994
--------------------------------------------------------------------------------
       SSgA Active International Fund                  March 7, 1995
--------------------------------------------------------------------------------
       SSgA Bond Market Fund                           February 7, 1996
--------------------------------------------------------------------------------
       SSgA Life Solutions Balanced Fund               July 1, 1997
--------------------------------------------------------------------------------
       SSgA Life Solutions Growth Fund                 July 1, 1997
--------------------------------------------------------------------------------
       SSgA Life Solutions Income and Growth Fund      July 1, 1997
--------------------------------------------------------------------------------
       SSgA Special Equity Fund                        May 1, 1998
--------------------------------------------------------------------------------
       SSgA High Yield Bond Fund                       May 5, 1998
--------------------------------------------------------------------------------
       SSgA International Growth Opportunities Fund    May 1, 1998
--------------------------------------------------------------------------------
       SSgA Real Estate Equity Fund                    May 1, 1998
--------------------------------------------------------------------------------
       SSgA Aggressive Equity Fund                      *
--------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

--------
*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders: o

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.


*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board,


-------------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).



Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, 55 Ferncroft Road, Danvers, MA 01923. Partner, Riley, Burke & Donahue, L.L.P. (law firm).



Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

       ----------------------------------------
       Trustee                Total Annual
                              Compensation
                              from Investment
                              Company per Fiscal
                              Year
       ----------------------------------------
       Lynn L. Anderson               $0
       ----------------------------------------
       William L. Marshall       $55,500
       ----------------------------------------
       Steven J. Mastrovich      $55,500
       ----------------------------------------
       Patrick J. Riley          $55,500
       ----------------------------------------
       Richard D. Shirk          $55,500
       ----------------------------------------
       Bruce D. Taber            $55,500
       ----------------------------------------
       Henry W. Todd             $55,500
       ----------------------------------------

      --------------------------------------------------------
       Name of SSgA Fund Portfolio   Amount of Total Annual
                                     Trustee Compensation
                                     Attributable to Portfolio
                                     For the Fiscal Year Ending
                                     August 31, 1998
       --------------------------------------------------------
        Money Market Fund
       --------------------------------------------------------
        US Government Money Market
       --------------------------------------------------------
        Matrix Equity
       --------------------------------------------------------
        S&P 500 Index
       --------------------------------------------------------
        Small Cap
       --------------------------------------------------------
        Yield Plus
       --------------------------------------------------------
        Bond Market
       --------------------------------------------------------
        Emerging Markets
       --------------------------------------------------------
        US Treasury Money Market
       --------------------------------------------------------
        Growth & Income
       --------------------------------------------------------
        Intermediate
       --------------------------------------------------------
        Prime Money Market
       --------------------------------------------------------
        Tax Free Money Market
       --------------------------------------------------------
        Active International
       --------------------------------------------------------
        International Growth Opportunities(1)
       --------------------------------------------------------
        Real Estate Equity(1)
       --------------------------------------------------------
        High Yield Bond(1)
       --------------------------------------------------------
        Special Equity(1)
       --------------------------------------------------------
        Aggressive Equity(1)
       --------------------------------------------------------


                    OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company.
The principal service providers are:


        Investment Advisor, Custodian and
        Transfer Agent:                      State Street Bank and Trust Company

        Administrator:                       Frank Russell Investment Management Company

        Distributor:                         Russell Fund Distributors, Inc.

        Independent Accountants:             PricewaterhouseCoopers LLP


-----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:

      -----------------------------------------------------------------
      1998                  1997                  1996
      -----------------------------------------------------------------
      $2,587,310            $1,919,970            $2,221,865
      -----------------------------------------------------------------

Advisor voluntarily agreed to reimburse the Fund for all expenses in excess of
 .20% of average daily net assets on an annual basis. The Advisor reimbursed $1,437,500 in fiscal 1998, $986,421 in fiscal 1997 and $809,259 in fiscal
1996.


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:

      -----------------------------------------------------------------
      1998                  1997                  1996
      -----------------------------------------------------------------
      $522,160              $375,056              $429,434
      -----------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued the following expenses to Russell Fund Distributors for the fiscal years ended August 31:

      -----------------------------------------------------------------
      1998                  1997                  1996
      -----------------------------------------------------------------
      $470,433              $364,711              $274,219
      -----------------------------------------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:

     Advertising                        $ 16,238
     Printing of Prospectuses             32,772
     Compensation to Dealers                  --
     Compensation to Sales Personnel     179,902
     Other(2)                            241,576
                                        --------
                                        $470,933
                                        ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:


      -----------------------------------------------------------------
      1998                  1997                  1996
      -----------------------------------------------------------------
      $431,218              $319,995              $369,950
      -----------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


--------------------
(2) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:


                                         ($000)
                                        ----------------------
     Investment Technology Group, Inc.(3)          0

     Morgan Stanley & Co.(1)                       0

     Broadcort Capital1                            0

     Merrill Lynch, Pierce, Fenner, Inc.           0

     State Street Brokerage Services, Inc.(1)      0

     Bear, Stearns Securities(1)                   0

     National Financial Services(1)                0


---------------
(3)Broker commissions only.

                                     - 10 -




     Nomura Securities International(1)            0

     Barclays Dezoete Wedd(1)                      0

     Instinet(1)                                   0

     Prebon(4)                                     0

     Swiss Bank Corp.(2)                           0

     Lummis & Co.(2)                               0

     HSBC Securities(2)                            0

     Goldman Sachs & Co.(2)                        0

     UBS Securities, Inc.(2)                       0

     Aubrey G. Lanston & Co.(2)                    0

     Lehman Brothers Inc.(2)                       0

     Donaldson, Lufkin & Jenrette(2)               0

YIELD AND TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

        P(1+T)n = ERV

         where: P =   a hypothetical initial payment of $1,000

                T =   average annual total return

                n =   number of years

              ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The following are the Fund's current and effective yields for the seven-day period ended August 31, 1998:

      Current Yield           ____%


-------------
(4)Broker principal transaction only.

      Effective Yield         ____%

The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.

                              INVESTMENTS

The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions

The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made.
The Fund will not:

     1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     2. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (1) above.

     3. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     4. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     5. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     6. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

     7. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     8. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.


     9. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     10. Make investments for the purpose of gaining control of an issuer's management.

     11. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of US banks and US branches of foreign banks are not considered a single industry for purposes of this restriction.

     12. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

     13. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     14. Purchase interests in oil, gas or other mineral exploration or development programs.

     15. Purchase the securities of any issuer if the Investment Company's officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

     16. Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Funds' total assets would be invested in such securities, except that the Funds may invest in securities of a particular issuer to the extent their respective underlying indices invest in that issuer.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Treasury Inflation-Protection Securities. The Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Variable and Floating Rate Securities. Variable rate securities are instruments issued or guaranteed by entities such as the: (1) US Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.

Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

     2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

     3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objectives by investing solely in the shares of another investment company that has a substantially similar investment objective and policy.

                                 TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1997, the Fund had a net tax basis capital loss carryover of $89,293, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                          FINANCIAL STATEMENTS

The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

              APPENDIX - DESCRIPTION OF SECURITIES RATINGS

The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

Long-Term Corporation and Tax-Exempt Debt Ratings

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category. IBCA does not rate tax-exempt bonds.

The two highest ratings of Thomson for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be very high. Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings

The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. The A-2 designation indicates that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Ample alternate liquidity is maintained.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Tax-Exempt Note Ratings

A S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). MIG-1/VMIG-1 denotes best quality. There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Fitch uses its short-term ratings described above under "Short-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes.

D&P uses the fixed-income ratings described above under "Long-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes and other short-term obligations.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSGA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                          US TREASURY MONEY MARKET FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA US Treasury Money Market Fund (the "Treasury Money Market Fund" or the "Fund") as contained in the Fund's Prospectus dated ____________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE ...............................................  3

   ORGANIZATION AND BUSINESS HISTORY ...................................  3
   SHAREHOLDER MEETINGS ................................................  4
   CONTROLLING SHAREHOLDERS ............................................  4
   PRINCIPAL SHAREHOLDERS ..............................................  4

OPERATION OF INVESTMENT COMPANY ........................................  4

   TRUSTEES AND OFFICERS ...............................................  4
   SERVICE PROVIDERS ...................................................  6
   ADVISOR .............................................................  7
   ADMINISTRATOR .......................................................  7
   DISTRIBUTOR .........................................................  8
   CUSTODIAN AND TRANSFER AGENT ........................................  8
   INDEPENDENT ACCOUNTANTS .............................................  8
   DISTRIBUTION PLAN ...................................................  8
   FEDERAL LAW AFFECTING STATE STREET ..................................  9
   BROKERAGE PRACTICES ................................................. 10
   YIELD AND TOTAL RETURN QUOTATIONS ................................... 11

INVESTMENTS ............................................................ 12

   INVESTMENT RESTRICTIONS ............................................. 12
   INVESTMENT POLICIES ................................................. 13

TAXES .................................................................. 14


FINANCIAL STATEMENTS ................................................... 14


APPENDIX - DESCRIPTION OF SECURITIES RATINGS ........................... 15

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:



           --------------------------------------------------------------------------
            SSgA Money Market Fund                              May 2, 1988
           --------------------------------------------------------------------------
            SSgA US Government Money Market Fund                March 1, 1991
           --------------------------------------------------------------------------
            SSgA Matrix Equity Fund                             May 4, 1992
           --------------------------------------------------------------------------
            SSgA Small Cap Fund                                 July 1, 1992
           --------------------------------------------------------------------------
            SSgA Yield Plus Fund                                November 9, 1992
           --------------------------------------------------------------------------
            SSgA S&P 500 Index Fund                             December 30, 1992
           --------------------------------------------------------------------------
            SSgA Growth and Income Fund                         September 1, 1993
           --------------------------------------------------------------------------
            SSgA Intermediate Fund                              September 1, 1993
           --------------------------------------------------------------------------
            SSgA US Treasury Money Market Fund                  December 1, 1993
           --------------------------------------------------------------------------
            SSgA Prime Money Market Fund                        February 22, 1994
           --------------------------------------------------------------------------
            SSgA Emerging Markets Fund                          March 1, 1994
           --------------------------------------------------------------------------
            SSgA Tax Free Money Market Fund                     December 1, 1994
           --------------------------------------------------------------------------
            SSgA Active International Fund                      March 7, 1995
           --------------------------------------------------------------------------
            SSgA Bond Market Fund                               February 7, 1996
           --------------------------------------------------------------------------
            SSgA Life Solutions Balanced Fund                   July 1, 1997
           --------------------------------------------------------------------------
            SSgA Life Solutions Growth Fund                     July 1, 1997
           --------------------------------------------------------------------------
            SSgA Life Solutions Income and Growth Fund          July 1, 1997
           --------------------------------------------------------------------------
            SSgA Special Equity Fund                            May 1, 1998
           --------------------------------------------------------------------------
            SSgA High Yield Bond Fund                           May 5, 1998
           --------------------------------------------------------------------------
            SSgA International Growth Opportunities Fund        May 1, 1998
           --------------------------------------------------------------------------
            SSgA Real Estate Equity Fund                        May 1, 1998
           --------------------------------------------------------------------------
            SSgA Aggressive Equity Fund                         *
           --------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

--------
*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


                         OPERATION OF INVESTMENT COMPANY


TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.

The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.


*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.


--------
*An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

            --------------------------------------------------------
            Trustee                  Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
            --------------------------------------------------------
             Lynn L. Anderson                        $0
            --------------------------------------------------------
             William L. Marshall                $55,500
            --------------------------------------------------------
             Steven J. Mastrovich               $55,500
            --------------------------------------------------------
             Patrick J. Riley                   $55,500
            --------------------------------------------------------
             Richard D. Shirk                   $55,500
            -------------------------------------------------------
             Bruce D. Taber                     $55,500
            --------------------------------------------------------
             Henry W. Todd                      $55,500
            --------------------------------------------------------



            -------------------------------------------------------------------------------
            Name of SSgA Fund Portfolio             Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
            -------------------------------------------------------------------------------
             Money Market Fund
            -------------------------------------------------------------------------------
             US Government Money Market
            -------------------------------------------------------------------------------
             Matrix Equity
            -------------------------------------------------------------------------------
             S&P 500 Index
            -------------------------------------------------------------------------------
             Small Cap
            -------------------------------------------------------------------------------
             Yield Plus
            -------------------------------------------------------------------------------
             Bond Market
            -------------------------------------------------------------------------------
             Emerging Markets
            -------------------------------------------------------------------------------
             US Treasury Money Market
            -------------------------------------------------------------------------------
             Growth & Income
            -------------------------------------------------------------------------------
             Intermediate
            -------------------------------------------------------------------------------
             Prime Money Market
            -------------------------------------------------------------------------------
             Tax Free Money Market
            -------------------------------------------------------------------------------
             Active International
            -------------------------------------------------------------------------------
             International Growth Opportunities(1)
            -------------------------------------------------------------------------------
             Real Estate Equity(1)
            -------------------------------------------------------------------------------
             High Yield Bond(1)
            -------------------------------------------------------------------------------
             Special Equity(1)
            -------------------------------------------------------------------------------
             Aggressive Equity(1)
            -------------------------------------------------------------------------------



SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:



            Investment Advisor, Custodian and
            Transfer Agent:                           State Street Bank and Trust Company
            Administrator:                            Frank Russell Investment Management Company
            Distributor:                              Russell Fund Distributors, Inc.
            Independent Accountants:                  PricewaterhouseCoopers LLP


--------
(1)These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:



          -------------------------------------------------------------
          1998                 1997                 1996
          -------------------------------------------------------------
          $2,635,885           $893,875             $466,951
          -------------------------------------------------------------


Advisor voluntarily agreed to reimburse the Fund for all expenses in excess of
 .20% of average daily net assets on an annual basis, which amounted to $1,983,638 in fiscal 1998, $921,450 in fiscal 1997 and $335,610 for fiscal 1996.



ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:




          -------------------------------------------------------
          1998                1997                1996
          -------------------------------------------------------
          $319,376            $104,779            $53,003
          -------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to Distributor for the fiscal years ended August 31:

          -----------------------------------------------------
          1998                 1997               1996
          -----------------------------------------------------
          $294,063             $101,741           $22,784
          -----------------------------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:


         Advertising                                    $ 10,748
         Printing of Prospectuses                         22,640
         Compensation to Dealers                              --
         Compensation to Sales Personnel                 110,609
         Other(2)                                        150,066
                                                        --------
                                                        $294,063
                                                        ========



Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:



          ------------------------------------------------------
          1998                  1997              1996
          ------------------------------------------------------
          $263,589              $89,388           $47,066
          ------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

Valuation of Fund Shares. The Fund determines net asset value per share twice each business day, as of 3:00 p.m. Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

--------
(2)Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.


BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:


                                                            ($000)
                                                           ---------------------
         Investment Technology Group, Inc.(3)                       0
         Morgan Stanley & Co.(1)                                    0
         Broadcort Capital(1)                                       0

--------
(3)Broker commissions only.


                                                            ($000)
                                                           ---------------------
         Merrill Lynch, Pierce, Fenner, Inc.                        0
         State Street Brokerage Services, Inc.(1)                   0
         Bear, Stearns Securities(1)                                0
         National Financial Services(1)                             0
         Nomura Securities International(1)                         0
         Barclays Dezoete Wedd(1)                                   0
         Instinet(1)                                                0
         Prebon(4)                                                  0
         Swiss Bank Corp.(2)                                        0
         Lummis & Co.(2)                                            0
         HSBC Securities(2)                                         0
         Goldman Sachs & Co.(2)                                     0
         UBS Securities, Inc.(2)                                    0
         Aubrey G. Lanston & Co.(2)                                 0
         Lehman Brothers Inc.(2)                                    0
         Donaldson, Lufkin & Jenrette(2)                            0


YIELD AND TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P(1+T)(n) =    ERV
              where: P =    a hypothetical initial payment of $1,000
                     T =    average annual total return
                     n =    number of years
                     ERV =  ending redeemable value of a $1,000 payment
                              made at the beginning of the 1-year, 5-year and
                              10-year periods at the end of the year or period


The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing

--------
(4)Broker principal transaction only.

the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The following are the Fund's current and effective yields for the seven-day period ended August 31,1998:

         Current Yield              %

         Effective Yield            %


The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.


                                   INVESTMENTS

The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS

The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made. The Fund will not:

     1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     2. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (1) above.

     3. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     4. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     5. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     6. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

     7. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     8. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     9. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     10. Make investments for the purpose of gaining control of an issuer's management.


To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.



INVESTMENT POLICIES

To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance. The Fund may purchase US Government obligations on a forward commitment basis.

Treasury Inflation-Protection Securities. The Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policy.


                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1997, the Fund had a net tax basis capital loss carryforward of $42,115, which may be applied against any realized net taxable gains of each succeeding year until the expiration date of August 31, 2003.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS

The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS

The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

Long-Term Corporation and Tax-Exempt Debt Ratings

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category. IBCA does not rate tax-exempt bonds.

The two highest ratings of Thomson for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be very high. Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings

The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. The A-2 designation indicates that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Ample alternate liquidity is maintained.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Tax-Exempt Note Ratings

A S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). MIG-1/VMIG-1 denotes best quality. There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Fitch uses its short-term ratings described above under "Short-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes.

D&P uses the fixed-income ratings described above under "Long-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes and other short-term obligations.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                           TAX FREE MONEY MARKET FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Tax Free Money Market Fund (the "Tax Free Fund" or "Fund") as contained in the Fund's Prospectus dated _________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus for Class A shares, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                               TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE......................................................3

   Organization and Business History..........................................3
   Shareholder Meetings.......................................................4
   Controlling Shareholders...................................................4
   Principal shareholders.....................................................4
   Trustees and Officers......................................................4

OPERATION OF INVESTMENT COMPANY...............................................7

   Service Providers..........................................................7
   Advisor....................................................................7
   Administrator..............................................................7
   Distributor................................................................8
   Custodian and Transfer Agent...............................................8
   Independent Accountants....................................................8
   Distribution Plan..........................................................8
   Federal Law Affecting State Street.........................................9
   Valuation of Fund Shares...................................................9
   Brokerage Practices.......................................................10
   Yield and Total Return Quotations.........................................10

INVESTMENTS..................................................................11

   Investment Restrictions...................................................12
   Investment Policies.......................................................13

TAXES........................................................................14

FINANCIAL STATEMENTS.........................................................16

APPENDIX-DESCRIPTION OF SECURITIES RATINGS...................................17

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


         -------------------------------------------------------------------------------------------------
          SSgA Money Market Fund                                                May 2, 1988
         -------------------------------------------------------------------------------------------------
          SSgA US Government Money Market Fund                                  March 1, 1991
         -------------------------------------------------------------------------------------------------
          SSgA Matrix Equity Fund                                               May 4, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Small Cap Fund                                                   July 1, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Yield Plus Fund                                                  November 9, 1992
         -------------------------------------------------------------------------------------------------
          SSgA S&P 500 Index Fund                                               December 30, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Growth and Income Fund                                           September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Intermediate Fund                                                September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA US Treasury Money Market Fund                                    December 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Prime Money Market Fund                                          February 22, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Emerging Markets Fund                                            March 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Tax Free Money Market Fund                                       December 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Active International Fund                                        March 7, 1995
         -------------------------------------------------------------------------------------------------
          SSgA Bond Market Fund                                                 February 7, 1996
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Balanced Fund                                     July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Growth Fund                                       July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Income and Growth Fund                            July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Special Equity Fund                                              May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA High Yield Bond Fund                                             May 5, 1998
         -------------------------------------------------------------------------------------------------
          SSgA International Growth Opportunities Fund                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Real Estate Equity Fund                                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Aggressive Equity Fund                                              *
         -------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

----------
**As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

Frank Russell Investment Management Company, Investment Company's Administrator ("Administrator"), will be the initial sole shareholder of the Fund until such time as the Fund has public shareholders and therefore Administrator may be deemed to be a controlling person for purposes of the 1940 Act.

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




----------------------------------------------------------
Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------

* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------


---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
 Money Market Fund
---------------------------------------------------------------------------------
 US Government Money Market
---------------------------------------------------------------------------------
 Matrix Equity
---------------------------------------------------------------------------------
 S&P 500 Index
---------------------------------------------------------------------------------
 Small Cap
---------------------------------------------------------------------------------
 Yield Plus
---------------------------------------------------------------------------------
 Bond Market
---------------------------------------------------------------------------------
 Emerging Markets
---------------------------------------------------------------------------------
 US Treasury Money Market
---------------------------------------------------------------------------------
 Growth & Income
---------------------------------------------------------------------------------
 Intermediate
---------------------------------------------------------------------------------
 Prime Money Market
---------------------------------------------------------------------------------
 Tax Free Money Market
---------------------------------------------------------------------------------
 Active International
---------------------------------------------------------------------------------
 International Growth Opportunities(1)
---------------------------------------------------------------------------------
 Real Estate Equity(1)
---------------------------------------------------------------------------------
 High Yield Bond(1)
---------------------------------------------------------------------------------
 Special Equity(1)
---------------------------------------------------------------------------------
 Aggressive Equity(1)
---------------------------------------------------------------------------------


                        OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


Investment Advisor, Custodian and
Transfer Agent:                             State Street Bank and Trust Company
Administrator:                              Frank Russell Investment Management Company
Distributor:                                Russell Fund Distributors, Inc.


(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP




ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


--------------------------------------------------------------------------------
1998                              1997                           1996
--------------------------------------------------------------------------------
$559,810                          $298,042                       $123,174
--------------------------------------------------------------------------------



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
 $68,035                           $34,968                        $14,213
------------------------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued the following expenses to Distributor for the fiscal years ended August 31:


----------------------------------------------------------
   1998                    1997                   1996
----------------------------------------------------------
 $337,221                $166,360               $13,211
----------------------------------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:

       Advertising                                      $  1,988
       Printing of Prospectuses                            6,641
       Compensation to Dealers                           292,401
       Compensation to Sales Personnel                    21,950
       Other(2)                                           14,241
                                                        --------
                                                        $337,221
                                                        ========



Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

Similar plans have been adopted for the Class B and Class C shares of the Fund. However, annual payment under these plans are limited to .35% and .60% of the net asset value of Class B and Class C shares of the Fund, respectively.

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal period ended August 31:


------------------------------------------------------------
  1998                       1997                  1996
------------------------------------------------------------
 $83,735                   $45,703                $28,584
------------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES


The Fund determines net asset value per share twice each business day, as of 12 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates,

--------------------
(2) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

YIELD AND TOTAL RETURN QUOTATIONS


The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:



           P(1+T)n = ERV
            where:  P    =   a hypothetical initial payment of $1,000
                    T    =   average annual total return
                    n    =   number of years
                    ERV  =   ending redeemable value of a $1,000 payment made at
                             the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1


The following are the current and effective yields for the Fund for the seven- and 30-day periods ended August 31,1998:

------------------------------------------------------
                        7-day               30-day
------------------------------------------------------
Current Yield               %                   %
------------------------------------------------------
Effective Yield
------------------------------------------------------



The Fund may also, from to time to time, utilize tax-equivalent yields. The tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as calculated above) which is generated by tax-exempt income by one minus a stated tax rate and adding the quotient to that portion of the Fund's yield, if any (as calculated above) that is generated by taxable income and gains. The Fund may advertise tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets.


The following are the current and effective tax equivalent yields based on a tax rate of 39.6% during 1997 for the seven- and 30-day periods ended August 31, 1998:

---------------------------------------------------------------------
                                        7-day             30-day
---------------------------------------------------------------------
Tax Equivalent Current Yield                %                 %
---------------------------------------------------------------------
Tax Equivalent Effective Yield
---------------------------------------------------------------------



The yields quoted are based on historical earnings and are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.


                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS


The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made. The Fund will not:

1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

2. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (1) above.

3. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

4. Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

5. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

6. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

7. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

8. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, provided however, that the Fund may purchase securities that provide the Fund the right to put the securities back to the issuer or a third party.

9. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

10. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

11. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

12.   Purchase or sell commodities or commodity futures contracts.

In addition, the Fund has adopted the following non-fundamental investment restrictions:

1. Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

2. Make investments for the purpose of gaining control of an issuer's management.

3. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration, participation interests (including municipal leases) and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature on seven or fewer days notice and for which there is no secondary market.

4. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, and except to the extent permitted by the 1940 Act.

INVESTMENT POLICIES


To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

Municipal Securities. Municipal securities purchased by the Fund may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in the Fund's Prospectus and discussed below under "Taxes," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1997, the Fund had a net tax basis capital loss carryforward of $5,580 and $10,856, which may be applied against any realized net taxable gains of each succeeding year or until its expiration of August 31, 2004 and August 31, 2005, respectively, whichever occurs first. Further, as permitted by tax regulations, the Fund intends to defer a net realized capital loss of $19,504 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

Tax Exempt Income. Dividends paid by the Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to satisfy this requirement. The aggregate dividends excludable from the shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

If shares of the Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to those bonds.

The Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price). If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Fund still are tax-exempt to the extent described in the Fund's Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If the Fund invests in any instrument that generates taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Moreover, if the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax advisor concerning its investment in shares of the Fund.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX-DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments and Municipal Securities

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Short-Term Municipal Loans

Moody's:

         MIG-1/VMIG-1 -- Securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2/VMIG-2 -- Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

S&P:

         SP-1 -- Short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2 -- Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Ratings of Commercial Paper

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

[bullet] Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

[bullet] Leading market positions in well-established industries.

[bullet] High rates of return on funds employed.

[bullet] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

[bullet] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

[bullet] Well-established access to a range of financial markets and assured sources of alternate liquidity.

[bullet] Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

[bullet] Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

[bullet] Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

         F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                                 YIELD PLUS FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Yield Plus Fund (the "Yield Plus Fund" or the "Fund") as contained in the Fund's Prospectus dated _________,1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Shareholder Meetings........................................................4
   Controlling Shareholders....................................................4
   Principal Shareholders......................................................4
   Trustees and Officers.......................................................4

OPERATION OF INVESTMENT COMPANY................................................7

   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................7
   Distributor.................................................................8
   Custodian and Transfer Agent................................................8
   Independent Accountants.....................................................8
   Distribution Plan...........................................................8
   Federal Law Affecting State Street..........................................9
   Valuation of Fund Shares....................................................9
   Brokerage Practices........................................................10
   Portfolio Turnover Rate....................................................11
   Yield and Total Return Quotations..........................................12

INVESTMENTS...................................................................13

   Investment Restrictions....................................................13
   Investment Policies........................................................14
   Hedging Strategies and Related Investment Techniques.......................17

TAXES.........................................................................21


FINANCIAL STATEMENTS..........................................................22


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..................................23

   Ratings of Debt Instruments................................................23
   Ratings of Commercial Paper................................................23

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


         -------------------------------------------------------------------------------------------------
          SSgA Money Market Fund                                                May 2, 1988
         -------------------------------------------------------------------------------------------------
          SSgA US Government Money Market Fund                                  March 1, 1991
         -------------------------------------------------------------------------------------------------
          SSgA Matrix Equity Fund                                               May 4, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Small Cap Fund                                                   July 1, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Yield Plus Fund                                                  November 9, 1992
         -------------------------------------------------------------------------------------------------
          SSgA S&P 500 Index Fund                                               December 30, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Growth and Income Fund                                           September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Intermediate Fund                                                September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA US Treasury Money Market Fund                                    December 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Prime Money Market Fund                                          February 22, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Emerging Markets Fund                                            March 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Tax Free Money Market Fund                                       December 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Active International Fund                                        March 7, 1995
         -------------------------------------------------------------------------------------------------
          SSgA Bond Market Fund                                                 February 7, 1996
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Balanced Fund                                     July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Growth Fund                                       July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Income and Growth Fund                            July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Special Equity Fund                                              May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA High Yield Bond Fund                                             May 5, 1998
         -------------------------------------------------------------------------------------------------
          SSgA International Growth Opportunities Fund                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Real Estate Equity Fund                                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Aggressive Equity Fund                                              *
         -------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


----------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:
o


TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.



          ----------------------------------------------------------
          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $55,500
          ----------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ----------------------------------------------------------


----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

          ----------------------------------------------------------
           Patrick J. Riley                     $55,500
          ----------------------------------------------------------
           Richard D. Shirk                     $55,500
          ----------------------------------------------------------
           Bruce D. Taber                       $55,500
          ----------------------------------------------------------
           Henry W. Todd                        $55,500
          ----------------------------------------------------------


          ---------------------------------------------------------------------------------
          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
          ---------------------------------------------------------------------------------
           Money Market Fund
          ---------------------------------------------------------------------------------
           US Government Money Market
          ---------------------------------------------------------------------------------
           Matrix Equity
          ---------------------------------------------------------------------------------
           S&P 500 Index
          ---------------------------------------------------------------------------------
           Small Cap
          ---------------------------------------------------------------------------------
           Yield Plus
          ---------------------------------------------------------------------------------
           Bond Market
          ---------------------------------------------------------------------------------
           Emerging Markets
          ---------------------------------------------------------------------------------
           US Treasury Money Market
          ---------------------------------------------------------------------------------
           Growth & Income
          ---------------------------------------------------------------------------------
           Intermediate
          ---------------------------------------------------------------------------------
           Prime Money Market
          ---------------------------------------------------------------------------------
           Tax Free Money Market
          ---------------------------------------------------------------------------------
           Active International
          ---------------------------------------------------------------------------------
           International Growth Opportunities(1)
          ---------------------------------------------------------------------------------
           Real Estate Equity(1)
          ---------------------------------------------------------------------------------
           High Yield Bond(1)
          ---------------------------------------------------------------------------------
           Special Equity(1)
          ---------------------------------------------------------------------------------
           Aggressive Equity(1)
          ---------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


           Investment Advisor, Custodian and
           Transfer Agent:                             State Street Bank and Trust Company
           Administrator:                              Frank Russell Investment Management Company
           Distributor:                                Russell Fund Distributors, Inc.
           Independent Accountants:                    PricewaterhouseCoopers LLP



----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


        -------------------------------------------------------------------------------
         1998                              1997                           1996
        -------------------------------------------------------------------------------
         $1,562,490                        $2,310,253                     $3,461,401
        -------------------------------------------------------------------------------



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees.
Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


        -----------------------------------------------------------------------------
         1998                              1997                           1996
        -----------------------------------------------------------------------------
         $188,882                          $290,411                       $384,596
        -----------------------------------------------------------------------------

DISTRIBUTOR


Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT



State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued expenses in the following amounts to Distributor for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
         $240,957                          $274,801                       $256.977
        ------------------------------------------------------------------------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:

       Advertising                                      $ 22,148
       Printing of Prospectuses                           14,939
       Compensation to Dealers                            23,540
       Compensation to Sales Personnel                    69,861
       Other(1)                                          110,469
                                                         -------
                                                        $240,957
                                                        ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal years ended August 31:


        -------------------------------------------------------------------------------
         1998                              1997                           1996
        -------------------------------------------------------------------------------
         $270,457                          $255,201                       $320,725
        -------------------------------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


VALUATION OF FUND SHARES


The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.


----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                                      ($000)
                                                                   ------------
       Investment Technology Group, Inc.(1)                              0
       Morgan Stanley & Co.(1)                                           0
       Broadcort Capital(1)                                              0
       Merrill Lynch, Pierce, Fenner, Inc.                               0
       State Street Brokerage Services, Inc.(1)                          0
       Bear, Stearns Securities(1)                                       0
       National Financial Services(1)                                    0
       Nomura Securities International(1)                                0
       Barclays Dezoete Wedd(1)                                          0
       Instinet(1)                                                       0
       Prebon(2)                                                         0
       Swiss Bank Corp.(2)                                               0
       Lummis & Co.(2)                                                   0
       HSBC Securities(2)                                                0
       Goldman Sachs & Co.(2)                                            0
       UBS Securities, Inc.(2)                                           0
       Aubrey G. Lanston & Co.(2)                                        0
       Lehman Brothers Inc.(2)                                           0
       Donaldson, Lufkin & Jenrette(2)                                   0



PORTFOLIO TURNOVER RATE


The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The following were the portfolio turnover rates for the Fund for the fiscal years ended August 31:


        ------------------------------------------------------------------------------
          1998                               1997                           1996
        ------------------------------------------------------------------------------
          249.10%                            92.38%                         97.05%
        ------------------------------------------------------------------------------



YIELD AND TOTAL RETURN QUOTATIONS


The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:



----------
(1)   Broker commissions only.

(2)   Broker principal transaction only.

           P(1+T)n = ERV
           where: P =   a hypothetical initial payment of $1,000
                  T =   average annual total return
                  n =   number of years
                  ERV = ending redeemable value of a $1,000
                        payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period


The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:


           ----------------------------------------------
           One Year Ending August   Inception to August
           31, 1998                 31, 1998(1)
           ----------------------------------------------
           ------%                  -------%
           ----------------------------------------------


Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:



           YIELD = 2[(a-b+1)6-1]
                      ---
                      Cd

           where:  A = dividends and interests earned during the period

                   B = expenses accrued for the period (net of reimbursements);

                   C = average daily number of shares outstanding
                       during the period that were entitled to receive dividends; and

                   D = the maximum offering price per share on the last day of the period.


The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. The yield quoted is not indicative of future results. Total return and other performance figures are based on historical earnings and are not indicative of future performance.



The following is the current 30-day yield for the Yield Plus Fund for the period ended August 31, 1998:

o   30-day Yield (Annualized) ____%


                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders



----------
(1) Periods less than one year are not annualized. The Fund commenced operations on November 9, 1992.

of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS


The Fund is subject to the following investment restrictions, restrictions 1 through 11 are fundamental and restrictions 12 through 15 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:


1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

7. Purchase or sell real estate or real estate mortgage loans; provided, however, the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.


14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

15. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES


The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Treasury Inflation-Protection Securities. The Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.


Variable and Floating Rate Securities. The Funds may purchase variable rate securities which are instruments issued or guaranteed by entities such as the:
(1) US Government, or an agency or instrumentality thereof, (2) corporations,
(3) financial institutions or (4) insurance companies that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also invest in Funding Agreements, which are privately placed, unregistered obligations negotiated with a purchaser. Floating Rate Securities are issued by the same type of organizations. The terms of Floating Rate Securities provide for the automatic adjustment of an interest rate whenever a specified interest rate changes.


Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.


The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.


Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES


The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Hedging Foreign Currency Risk. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.


Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions." The Fund will not purchase call options if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Stock Index Options and Financial Futures. The Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered."


Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options

(including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.


                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1997, the Fund had a net tax basis capital loss carryforward of $1,538,342, which may be applied against any realized net taxable gains of each succeeding year until the expiration of August 31, 2004.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS



The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o   Leading market positions in well-established industries.

o   High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

    F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

    F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSGA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             SSGA INTERMEDIATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").


This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Intermediate Fund (the "Intermediate Fund" or the "Fund") as contained in the Fund's Prospectus dated __________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE ................................................  3

   ORGANIZATION AND BUSINESS HISTORY ....................................  3
   SHAREHOLDER MEETINGS .................................................  4
   CONTROLLING SHAREHOLDERS .............................................  4
   PRINCIPAL SHAREHOLDERS ...............................................  4
   TRUSTEES AND OFFICERS ................................................  4

OPERATION OF INVESTMENT COMPANY .........................................  6

   SERVICE PROVIDERS ....................................................  6
   ADVISOR ..............................................................  7
   ADMINISTRATOR ........................................................  7
   DISTRIBUTOR ..........................................................  8
   CUSTODIAN AND TRANSFER AGENT .........................................  8
   INDEPENDENT ACCOUNTANTS ..............................................  8
   DISTRIBUTION PLAN ....................................................  8
   FEDERAL LAW AFFECTING STATE STREET ...................................  9
   VALUATION OF FUND SHARES .............................................  9
   BROKERAGE PRACTICES .................................................. 10
   PORTFOLIO TURNOVER RATE .............................................. 11
   YIELD AND TOTAL RETURN QUOTATIONS .................................... 11

INVESTMENTS ............................................................. 12

   INVESTMENT RESTRICTIONS .............................................. 13
   INVESTMENT POLICIES .................................................. 14
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES ................. 17

TAXES ................................................................... 21


FINANCIAL STATEMENTS .................................................... 22


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS ............................ 23

   RATINGS OF DEBT INSTRUMENTS .......................................... 23
   RATINGS OF COMMERCIAL PAPER .......................................... 23

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.


As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


           --------------------------------------------------------------------------------------------
            SSgA Money Market Fund                                              May 2, 1988
           --------------------------------------------------------------------------------------------
            SSgA US Government Money Market Fund                                March 1, 1991
           --------------------------------------------------------------------------------------------
            SSgA Matrix Equity Fund                                             May 4, 1992
           --------------------------------------------------------------------------------------------
            SSgA Small Cap Fund                                                 July 1, 1992
           --------------------------------------------------------------------------------------------
            SSgA Yield Plus Fund                                                November 9, 1992
           --------------------------------------------------------------------------------------------
            SSgA S&P 500 Index Fund                                             December 30, 1992
           --------------------------------------------------------------------------------------------
            SSgA Growth and Income Fund                                         September 1, 1993
           --------------------------------------------------------------------------------------------
            SSgA Intermediate Fund                                              September 1, 1993
           --------------------------------------------------------------------------------------------
            SSgA US Treasury Money Market Fund                                  December 1, 1993
           --------------------------------------------------------------------------------------------
            SSgA Prime Money Market Fund                                        February 22, 1994
           --------------------------------------------------------------------------------------------
            SSgA Emerging Markets Fund                                          March 1, 1994
           --------------------------------------------------------------------------------------------
            SSgA Tax Free Money Market Fund                                     December 1, 1994
           --------------------------------------------------------------------------------------------
            SSgA Active International Fund                                      March 7, 1995
           --------------------------------------------------------------------------------------------
            SSgA Bond Market Fund                                               February 7, 1996
           --------------------------------------------------------------------------------------------
            SSgA Life Solutions Balanced Fund                                   July 1, 1997
           --------------------------------------------------------------------------------------------
            SSgA Life Solutions Growth Fund                                     July 1, 1997
           --------------------------------------------------------------------------------------------
            SSgA Life Solutions Income and Growth Fund                          July 1, 1997
           --------------------------------------------------------------------------------------------
            SSgA Special Equity Fund                                            May 1, 1998
           --------------------------------------------------------------------------------------------
            SSgA High Yield Bond Fund                                           May 5, 1998
           --------------------------------------------------------------------------------------------
            SSgA International Growth Opportunities Fund                        May 1, 1998
           --------------------------------------------------------------------------------------------
            SSgA Real Estate Equity Fund                                        May 1, 1998
           --------------------------------------------------------------------------------------------
            SSgA Aggressive Equity Fund                                         *
           --------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


--------
*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.


Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.



SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.


The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:



TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




            --------------------------------------------------------
            Trustee                  Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
            --------------------------------------------------------
             Lynn L. Anderson                        $0
            --------------------------------------------------------
             William L. Marshall                $55,500
            --------------------------------------------------------
             Steven J. Mastrovich               $55,500
            --------------------------------------------------------
             Patrick J. Riley                   $55,500
            --------------------------------------------------------
             Richard D. Shirk                   $55,500
            --------------------------------------------------------
             Bruce D. Taber                     $55,500
            --------------------------------------------------------
             Henry W. Todd                      $55,500
            --------------------------------------------------------

--------
*An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

           --------------------------------------------------------------------------------

            Name of SSgA Fund Portfolio             Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
            -------------------------------------------------------------------------------
             Money Market Fund
            -------------------------------------------------------------------------------
             US Government Money Market
            -------------------------------------------------------------------------------
             Matrix Equity
            -------------------------------------------------------------------------------
             S&P 500 Index
            -------------------------------------------------------------------------------
             Small Cap
            -------------------------------------------------------------------------------
             Yield Plus
            -------------------------------------------------------------------------------
             Bond Market
            -------------------------------------------------------------------------------
             Emerging Markets
            -------------------------------------------------------------------------------
             US Treasury Money Market
            -------------------------------------------------------------------------------
             Growth & Income
            -------------------------------------------------------------------------------
             Intermediate
            -------------------------------------------------------------------------------
             Prime Money Market
            -------------------------------------------------------------------------------
             Tax Free Money Market
            -------------------------------------------------------------------------------
             Active International
            -------------------------------------------------------------------------------
             International Growth Opportunities(1)
            -------------------------------------------------------------------------------
             Real Estate Equity(1)
            -------------------------------------------------------------------------------
             High Yield Bond(1)
            -------------------------------------------------------------------------------
             Special Equity(1)
            -------------------------------------------------------------------------------
             Aggressive Equity(1)
            -------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:




            Investment Advisor, Custodian and
            Transfer Agent:                           State Street Bank and Trust Company
            Administrator:                            Frank Russell Investment Management Company
            Distributor:                              Russell Fund Distributors, Inc.
            Independent Accountants:                  PricewaterhouseCoopers LLP

ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.


The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:



          ------------------------------------------------------------------------------
          1998                            1997                           1996
          ------------------------------------------------------------------------------
          $526,775                        $372,981                       $332,599
          ------------------------------------------------------------------------------




Advisor  voluntarily  agreed to reimburse the Fund for all expenses in excess of
 .60% of average daily net assets on an annual basis, which amounted to $349,406 in fiscal 1998, $327,656 in fiscal 1997 and $322,501 in fiscal 1996.



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:



          --------------------------------------------------------------
          1998                   1997                   1996
          --------------------------------------------------------------
          $19,915                $13,683                $12,048
          --------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued expenses to Distributors for the fiscal year ended August 31:



          ------------------------------------------------------------
          1998                    1997               1996
          ------------------------------------------------------------
          $22,918                 $18,633            $22,007
          ------------------------------------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:

         Advertising                                     $   894
         Printing of Prospectuses                          3,832
         Compensation to Dealers                             169
         Compensation to Sales Personnel                   6,527
         Other(1)                                         11,496
                                                         -------
                                                         $22,918
                                                         =======




Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."


The Fund accrued expenses to State Street, as Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:



          ---------------------------------------------------------
          1998                 1997                  1996
          ---------------------------------------------------------

          $36,354              $16,776               $10,699
          ---------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.



VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

--------
(1)Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                       ($000)
                                                       -------------------
         Investment Technology Group, Inc.(1)                     0
         Morgan Stanley & Co.(1)                                  0
         Broadcort Capital(1)                                     0
         Merrill Lynch, Pierce, Fenner, Inc.                      0
         State Street Brokerage Services, Inc.(1)                 0
         Bear, Stearns Securities(1)                              0
         National Financial Services(1)                           0
         Nomura Securities International(1)                       0
         Barclays Dezoete Wedd(1)                                 0
         Instinet(1)                                              0
         Prebon(2)                                                0
         Swiss Bank Corp.(2)                                      0
         Lummis & Co.(2)                                          0
         HSBC Securities(2)                                       0
         Goldman Sachs & Co.(2)                                   0
         UBS Securities, Inc.(2)                                  0
         Aubrey G. Lanston & Co.(2)                               0
         Lehman Brothers Inc.(2)                                  0
         Donaldson, Lufkin & Jenrette(2)                          0


PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund for each of the fiscal years ended August 31, was:



          ----------------------------------------------------------
          1998                  1997                  1996
          ----------------------------------------------------------
          351.17%               242.76%               221.73%
          ----------------------------------------------------------



YIELD AND TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

--------
(1) Broker commissions only.
(2) Broker principal transaction only.

             P(1+T)(n)  = ERV
              where:  P =        a hypothetical initial payment of $1,000
                      T =        average annual total return
                      n =        number of years
                      ERV =      ending redeemable value of a $1,000 payment
                                   made at the beginning of the 1-year, 5-year
                                   and 10-year periods at the end of the year
                                   or period



The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


The average annual total return for the Fund is as follows:



             One Year Ending       Inception to
             August 31, 1998       August 31, 1998(1)

               %                     %



Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:



             YIELD = 2[(a-b+1)6-1]

                        Cd

             where:  A =   dividends and interests earned during the period;

                     B =   expenses accrued for the period (net of reimbursements);

                     C = average daily number of shares outstanding during the period that were entitled to receive dividends; and

                     D = the maximum offering price per share on the last day of the period.


The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. The yield quoted is not indicative of future results. Total return and other performance figures are based on historical earnings and are not indicative of future performance.



The current 30-day yield (annualized) for the Fund for the period ended August 31, 1998 was ______%.



                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


--------
(1)Periods less than one year are not annualized. The Fund commenced operations on September 1, 1993.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 16 are nonfundamental. The Fund will not:


     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


     2. Borrow money (including reverse repurchase agreements), as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets. Should the parties to these transactions fail financially, the Fund may experience delays or loss of rights in the collateral securing the borrowers' obligations.

     3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; or (ii) the entry into repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio Securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     8. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including its investment advisor and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, and except to the extent permitted by the 1940 Act.

     14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     15. Make investments for the purpose of gaining control of an issuer's management.

     16. Invest in real estate limited partnerships that are not readily marketable.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES

Except as otherwise indicated, the Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.


Variable and Floating Rate Securities. Variable rate US Government obligations are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.


The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.


Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

     2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

     3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

Mortgage-Backed Security Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities it holds. In a forward roll transaction, the Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility that the Fund may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Fund will place cash, US Government securities or other high-grade debt securities in a segregated account with Custodian in an amount equal to its obligation under the roll.

Interest Rate Swaps. The Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

Preferred Stocks. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.


HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Hedging Foreign Currency Risk. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.


                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.



Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.


State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o   Leading market positions in well-established industries.

          o   High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

         F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

         Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a very strong capacity for timely repayment.

         A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                                BOND MARKET FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Bond Market Fund (the "Bond Market Fund" or the "Fund") as contained in the Fund's Prospectus dated ________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Shareholder Meetings........................................................4
   Controlling Shareholders....................................................4
   Principal Shareholders......................................................4
   Trustees and Officers.......................................................5

OPERATION OF INVESTMENT COMPANY................................................7

   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................7
   Distributor.................................................................8
   Custodian and Transfer Agent................................................8
   Independent Accountants.....................................................8
   Distribution Plan...........................................................9
   Federal Law Affecting State Street..........................................9
   Brokerage Practices........................................................10
   Portfolio Turnover Rate....................................................11
   Yield and Total Return Quotations..........................................11

INVESTMENTS...................................................................12

   Investment Restrictions....................................................12
   Investment Policies........................................................13
   Hedging Strategies and Related Investment Techniques.......................16

TAXES.........................................................................20


FINANCIAL STATEMENTS..........................................................21


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..................................22

   Ratings of Debt Instruments................................................22
   Ratings of Commercial Paper................................................22

                            STRUCTURE AND GOVERNANCE


Organization and Business History


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


         -------------------------------------------------------------------------------------------------
          SSgA Money Market Fund                                                May 2, 1988
         -------------------------------------------------------------------------------------------------
          SSgA US Government Money Market Fund                                  March 1, 1991
         -------------------------------------------------------------------------------------------------
          SSgA Matrix Equity Fund                                               May 4, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Small Cap Fund                                                   July 1, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Yield Plus Fund                                                  November 9, 1992
         -------------------------------------------------------------------------------------------------
          SSgA S&P 500 Index Fund                                               December 30, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Growth and Income Fund                                           September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Intermediate Fund                                                September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA US Treasury Money Market Fund                                    December 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Prime Money Market Fund                                          February 22, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Emerging Markets Fund                                            March 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Tax Free Money Market Fund                                       December 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Active International Fund                                        March 7, 1995
         -------------------------------------------------------------------------------------------------
          SSgA Bond Market Fund                                                 February 7, 1996
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Balanced Fund                                     July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Growth Fund                                       July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Income and Growth Fund                            July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Special Equity Fund                                              May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA High Yield Bond Fund                                             May 5, 1998
         -------------------------------------------------------------------------------------------------
          SSgA International Growth Opportunities Fund                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Real Estate Equity Fund                                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Aggressive Equity Fund                                              *
         -------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.



----------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.


          ----------------------------------------------------------
          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $55,500
          ----------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ----------------------------------------------------------

----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

          ----------------------------------------------------------
           Patrick J. Riley                     $55,500
          ----------------------------------------------------------
           Richard D. Shirk                     $55,500
          ----------------------------------------------------------
           Bruce D. Taber                       $55,500
          ----------------------------------------------------------
           Henry W. Todd                        $55,500
          ----------------------------------------------------------


          ---------------------------------------------------------------------------------
          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
          ---------------------------------------------------------------------------------
           Money Market Fund
          ---------------------------------------------------------------------------------
           US Government Money Market
          ---------------------------------------------------------------------------------
           Matrix Equity
          ---------------------------------------------------------------------------------
           S&P 500 Index
          ---------------------------------------------------------------------------------
           Small Cap
          ---------------------------------------------------------------------------------
           Yield Plus
          ---------------------------------------------------------------------------------
           Bond Market
          ---------------------------------------------------------------------------------
           Emerging Markets
          ---------------------------------------------------------------------------------
           US Treasury Money Market
          ---------------------------------------------------------------------------------
           Growth & Income
          ---------------------------------------------------------------------------------
           Intermediate
          ---------------------------------------------------------------------------------
           Prime Money Market
          ---------------------------------------------------------------------------------
           Tax Free Money Market
          ---------------------------------------------------------------------------------
           Active International
          ---------------------------------------------------------------------------------
           International Growth Opportunities(1)
          ---------------------------------------------------------------------------------
           Real Estate Equity(1)
          ---------------------------------------------------------------------------------
           High Yield Bond(1)
          ---------------------------------------------------------------------------------
           Special Equity(1)
          ---------------------------------------------------------------------------------
           Aggressive Equity(1)
          ---------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY



SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


           Investment Advisor, Custodian and
           Transfer Agent:                             State Street Bank and Trust Company
           Administrator:                              Frank Russell Investment Management Company
           Distributor:                                Russell Fund Distributors, Inc.
           Independent Accountants:                    PricewaterhouseCoopers LLP



----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


        -----------------------------------------------------------------------------
         1998                              1997                           1996
        -----------------------------------------------------------------------------
         $396,385                          $144,230                       $38,564
        -----------------------------------------------------------------------------


Additionally, the Advisor voluntarily agreed to waive one-half of its advisory fee, and to waive up to the full amount of its remaining Advisory fee to the extent that total expenses exceeded .50% of average daily net assets on an annual basis, which amounted to $51,983 in fiscal 1998, $115,024 in fiscal 1997 and $38,564 from the date of inception to August 31, 1996.



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees.
Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


        ----------------------------------------------------------------------------
         1998                              1997                           1996
        ----------------------------------------------------------------------------
         $39,978                           $14,790                        $3,000
        ----------------------------------------------------------------------------

Administrator waived administration fees of $673 from the date of inception to August 31, 1995

DISTRIBUTOR


Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT



State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.



The Fund accrued the following expenses to Distributor for the fiscal years ended August 31:


        ----------------------------------------------------------------------------
         1998                              1997                           1996
        ----------------------------------------------------------------------------
         $46,241                           $19,299                        $2,738
        ----------------------------------------------------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:


       Advertising                                       $ 3,149
       Printing of Prospectuses                            7,417
       Compensation to Dealers                                 8
       Compensation to Sales Personnel                    12,645
       Other2                                             23,022
                                                          ------
                                                         $46,241
                                                         =======


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:


        ---------------------------------------------------------------------------
         1998                              1997                           1996
        ---------------------------------------------------------------------------
         $26,404                           $10,607                        $3,214
        ---------------------------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

Valuation of Fund Shares. Net asset value per share is calculated once each business day for the Bond Market Fund as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the Fund's net asset value when shareholders do not have the ability to purchase or redeem shares. Moreover, trading in securities on European and Asian exchanges and in the over-the-counter market is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made.

With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.


----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the market value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1997, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-10 of the 1940 Act.

PORTFOLIO TURNOVER RATE


The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund for the fiscal years ended August 31:


        -------------------------------------------------------------------------------
          1998                              1997                           1996(1)
        -------------------------------------------------------------------------------
          565.75%                           453.14%                        313.85%
        -------------------------------------------------------------------------------



YIELD AND TOTAL RETURN QUOTATIONS


The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


           P(1+T)n = ERV
           where:  P =   a hypothetical initial payment of $1,000
                   T =   average annual total return
                   n =   number of years
                   ERV = ending redeemable value of a $1,000
                         payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the fiscal years ended August 31:


        -----------------------------------------------------------------------------
            1998                              1997                           19962
        -----------------------------------------------------------------------------
            9.86%                             9.47%                          4.47%
        -----------------------------------------------------------------------------


Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:



           YIELD = 2[(a-b+1)6-1]
                      ---
                      Cd

           where: A = dividends and interests earned during the period


----------
(1) Portfolio turnover rates for periods less than one fiscal year are annualized. The Fund commenced operations on February 7, 1996.

(2) Periods less than one fiscal year are not annualized. The Fund commenced operations on February 7, 1996.

                  B = expenses accrued for the period (net of reimbursements);

                  C = average daily number of shares outstanding
                      during the period that were entitled to receive dividends; and

                  D = the maximum offering price per share on the last day of the period.


The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. The yield quoted is not indicative of future results. Total return and other performance figures are based on historical earnings and are not indicative of future performance.



The current 30-day yield (annualized) for the Fund for the period ended August 31, 1998 was.



                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS



The Fund is subject to the following investment restrictions, restrictions 1 through 7 are fundamental and restrictions 8 and 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

7. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

8. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.


9. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


10. Make investments for the purpose of gaining control of an issuer's management.

11. Invest in real estate limited partnerships that are not readily marketable.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES


The Fund will measure its performance against The Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is made up of the Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Index. The Government/Corporate Bond Index includes the Government and Corporate Bond Indices. The Index includes all public obligations of the US Treasury (excluding flower bonds and foreign-targeted issues); all publicly issued debt of US Government agencies and quasi-federal corporations; corporate debt guaranteed by the US Government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar denominated, SEC registered corporate debt. Corporate sectors include, but are not limited to, industrial, finance, utility and Yankee. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies or international agencies.

The mortgage component of the Lehman Brothers Aggregate Bond Index includes 15- and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC, and FNMA. Balloons are included in the index. The Asset-Backed Index is composed of credit card, auto and home equity loans (pass-throughs, bullets and controlled amortization structures).
All securities have an average life of at least one year.

The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.


Variable and Floating Rate Securities. Variable rate US Government obligations are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES


The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Hedging Foreign Currency Risk. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.


                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As of August 31, 1997, the fund had a net tax basis capital loss carryover of $5,379, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $88,439 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS



The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o   Leading market positions in well-established industries.

o   High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

    F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

    F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                      STATEMENT OF ADDITIONAL INFORMATION-

                              HIGH YIELD BOND FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA High Yield Bond Fund (the "High Yield Bond Fund" or the "Fund") as contained in the Fund's Prospectus dated __________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Shareholder Meetings........................................................4
   Controlling Shareholders....................................................4
   Principal Shareholders......................................................4
   Trustees and Officers.......................................................4

Operation of investment company................................................7

   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................7
   Distributor.................................................................8
   Custodian and Transfer Agent................................................8
   Independent Accountants.....................................................8
   Distribution Plan...........................................................8
   Federal Law Affecting State Street..........................................9
   Valuation of Fund Shares....................................................9
   Brokerage Practices........................................................10
   Portfolio Turnover Rate....................................................11
   Yield and Total Return Quotations..........................................12

INVESTMENTS...................................................................12

   Investment Restrictions....................................................12
   Investment Policies........................................................13
   Risk Factors - Lower Rated Debt Securities.................................16
   Hedging Strategies and Related Investment Techniques.......................17

TAXES.........................................................................20


FINANCIAL STATEMENTS..........................................................21


APPENDIX- DESCRIPTION OF SECURITIES RATINGS...................................22

   Ratings of Debt Instruments................................................22
   Ratings of Commercial Paper................................................23

                            STRUCTURE AND GOVERNANCE



ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


         -------------------------------------------------------------------------------------------------
          SSgA Money Market Fund                                                May 2, 1988
         -------------------------------------------------------------------------------------------------
          SSgA US Government Money Market Fund                                  March 1, 1991
         -------------------------------------------------------------------------------------------------
          SSgA Matrix Equity Fund                                               May 4, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Small Cap Fund                                                   July 1, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Yield Plus Fund                                                  November 9, 1992
         -------------------------------------------------------------------------------------------------
          SSgA S&P 500 Index Fund                                               December 30, 1992
         -------------------------------------------------------------------------------------------------
          SSgA Growth and Income Fund                                           September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Intermediate Fund                                                September 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA US Treasury Money Market Fund                                    December 1, 1993
         -------------------------------------------------------------------------------------------------
          SSgA Prime Money Market Fund                                          February 22, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Emerging Markets Fund                                            March 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Tax Free Money Market Fund                                       December 1, 1994
         -------------------------------------------------------------------------------------------------
          SSgA Active International Fund                                        March 7, 1995
         -------------------------------------------------------------------------------------------------
          SSgA Bond Market Fund                                                 February 7, 1996
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Balanced Fund                                     July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Growth Fund                                       July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Life Solutions Income and Growth Fund                            July 1, 1997
         -------------------------------------------------------------------------------------------------
          SSgA Special Equity Fund                                              May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA High Yield Bond Fund                                             May 5, 1998
         -------------------------------------------------------------------------------------------------
          SSgA International Growth Opportunities Fund                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Real Estate Equity Fund                                          May 1, 1998
         -------------------------------------------------------------------------------------------------
          SSgA Aggressive Equity Fund                                              *
         -------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


--------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.


PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.


          ----------------------------------------------------------
          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $55,500
          ----------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ----------------------------------------------------------


--------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

          ----------------------------------------------------------
           Patrick J. Riley                     $55,500
          ----------------------------------------------------------
           Richard D. Shirk                     $55,500
          ----------------------------------------------------------
           Bruce D. Taber                       $55,500
          ----------------------------------------------------------
           Henry W. Todd                        $55,500
          ----------------------------------------------------------


          ---------------------------------------------------------------------------------
          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
          ---------------------------------------------------------------------------------
           Money Market Fund
          ---------------------------------------------------------------------------------
           US Government Money Market
          ---------------------------------------------------------------------------------
           Matrix Equity
          ---------------------------------------------------------------------------------
           S&P 500 Index
          ---------------------------------------------------------------------------------
           Small Cap
          ---------------------------------------------------------------------------------
           Yield Plus
          ---------------------------------------------------------------------------------
           Bond Market
          ---------------------------------------------------------------------------------
           Emerging Markets
          ---------------------------------------------------------------------------------
           US Treasury Money Market
          ---------------------------------------------------------------------------------
           Growth & Income
          ---------------------------------------------------------------------------------
           Intermediate
          ---------------------------------------------------------------------------------
           Prime Money Market
          ---------------------------------------------------------------------------------
           Tax Free Money Market
          ---------------------------------------------------------------------------------
           Active International
          ---------------------------------------------------------------------------------
           International Growth Opportunities(1)
          ---------------------------------------------------------------------------------
           Real Estate Equity(1)
          ---------------------------------------------------------------------------------
           High Yield Bond(1)
          ---------------------------------------------------------------------------------
           Special Equity(1)
          ---------------------------------------------------------------------------------
           Aggressive Equity(1)
          ---------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY



SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


           Investment Advisor, Custodian and
           Transfer Agent:                             State Street Bank and Trust Company
           Administrator:                              Frank Russell Investment Management Company
           Distributor:                                Russell Fund Distributors, Inc.
           Independent Accountants:                    PricewaterhouseCoopers LLP


--------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


The Fund accrued the following expenses to the Advisor for the fiscal years ended August 31:


        ---------------------------------
         1998
        ---------------------------------
         $9,082
        ---------------------------------



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees.
Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to the Administrator for the fiscal years ended August 31:


        ---------------------------------
         1998
        ---------------------------------
         $912
        ---------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT



State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.



The Fund accrued the following expenses to the Distributor for the fiscal years ended August 31:


        ---------------------------------
         1998
        ---------------------------------
         $858
        ---------------------------------

Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."


For fiscal 1998, these amounts are reflective of the following individual payments:


       Advertising                                          $ 16
       Printing of Prospectuses                               99
       Compensation to Dealers                                --
       Compensation to Sales Personnel                       258
       Other2                                                485
                                                            $858



FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


VALUATION OF FUND SHARES


The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange.


----------
(2) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


The brokerage commissions paid by the Fund amounted to the following for the fiscal years ended August 31:


        ---------------------------------
         1998
        ---------------------------------

        ---------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:


        ---------------------------------
         1998
        ---------------------------------

        ---------------------------------

Relating to the total brokerage commissions paid by the Fund for fiscal 1998, the percentage of brokerage commissions received by an affiliated broker/dealer amounted to _____% of the total.

The percentage of transactions (relating to trading activity) effected through an affiliated broker/dealer as a percentage of total transactions was _____% for the fiscal year ended August 31, 1998.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:


       Investment Technology Group, Inc.(3)                                 0
       Morgan Stanley & Co.(1)                                              0
       Broadcort Capital(1)                                                 0
       Merrill Lynch, Pierce, Fenner, Inc.                                  0
       State Street Brokerage Services, Inc.(1)                             0
       Bear, Stearns Securities(1)                                          0
       National Financial Services(1)                                       0
       Nomura Securities International(1)                                   0
       Barclays Dezoete Wedd(1)                                             0
       Instinet(1)                                                          0
       Prebon(4)                                                            0
       Swiss Bank Corp.(2)                                                  0
       Lumis & Co.(2)                                                       0
       HSBC Securities(2)                                                   0
       Goldman Sachs & Co.(2)                                               0
       UBS Securities, Inc.(2)                                              0
       Aubrey G. Lanston & Co.(2)                                           0
       Lehman Brothers Inc.(2)                                              0
       Donaldson, Lufkin & Jenrette(2)                                      0



PORTFOLIO TURNOVER RATE


The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


YIELD AND TOTAL RETURN QUOTATIONS


The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical


----------
(3)  Broker commissions only.

(4)  Broker principal transaction only.

initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


           P(1+T)n = ERV
           where:  P =   a hypothetical initial payment of $1,000
                   T =   average annual total return
                   n =   number of years
                   ERV = ending redeemable value of a $1,000
                         payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period


The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:



           YIELD = 2[(a-b+1)6-1]
                      ---
                      Cd

           where:  A = dividends and interests earned during the period

                   B = expenses accrued for the period (net of reimbursements);

                   C = average daily number of shares outstanding
                       during the period that were entitled to receive dividends; and

                   D = the maximum offering price per share on the last day of the period.


The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. The yield quoted is not indicative of future results. Total return and other performance figures are based on historical earnings and are not indicative of future performance.


                                   INVESTMENTS


The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS


The Fund is subject to the following investment restrictions, restrictions 1 through 7 are fundamental and restrictions 8 and 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

7. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

8. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

9. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES


The Fund may invest in the following instruments:

High Risk, High Yield Bonds. The Fund will invest in high risk, high yield bonds. Securities rated below BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories.

Bonds rated below BBB by S&P (BB, B, CCC, CC and C) are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. Please see "Risk Factors - Lower Rated Debt Securities" in this SAI.

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury,

(c) discretionary authority of the US Government agency or instrumentality or
(d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Variable and Floating Rate Securities. Variable rate US Government obligations are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.


RISK FACTORS - LOWER RATED DEBT SECURITIES


The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities may be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of the Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The Fund's Advisor may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Please see the Appendix for a description of securities ratings.



HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES


The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Hedging Foreign Currency Risk. The Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund;

(3) margin deposits on the Fund's existing OTC options on futures contracts; and
(4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.

                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX- DESCRIPTION OF SECURITIES RATINGS



RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    o   Leading market positions in well-established industries.

    o   High rates of return on funds employed.

    o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

o Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

o Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

    F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

    F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

    Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

    Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSGA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                           SSGA GROWTH AND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Growth and Income Fund (the "Growth and Income Fund" or the "Fund") as contained in the Fund's Prospectus dated _________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.....................................................3

   ORGANIZATION AND BUSINESS HISTORY.........................................3

   SHAREHOLDER MEETINGS......................................................4

   CONTROLLING SHAREHOLDERS..................................................4

   PRINCIPAL SHAREHOLDERS....................................................4

   TRUSTEES AND OFFICERS.....................................................4

   OPERATION OF INVESTMENT COMPANY...........................................6

   SERVICE PROVIDERS.........................................................6

   ADVISOR...................................................................7

   ADMINISTRATOR.............................................................7

   DISTRIBUTOR...............................................................8

   CUSTODIAN AND TRANSFER AGENT..............................................8

   INDEPENDENT ACCOUNTANTS...................................................8

   DISTRIBUTION PLAN.........................................................8

   FEDERAL LAW AFFECTING STATE STREET........................................9

   VALUATION OF FUND SHARES..................................................9

   BROKERAGE PRACTICES......................................................10

   PORTFOLIO TURNOVER RATE..................................................11

   YIELD AND TOTAL RETURN QUOTATIONS........................................11


INVESTMENTS.................................................................12

   INVESTMENT RESTRICTIONS..................................................12

   INVESTMENT POLICIES......................................................13

   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES.....................14


TAXES.......................................................................18


FINANCIAL STATEMENTS........................................................18


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS................................19

   RATINGS OF DEBT INSTRUMENTS..............................................19

   RATINGS OF COMMERCIAL PAPER..............................................19

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:



--------------------------------------------------------------------------------
SSgA Money Market Fund                                May 2, 1988

SSgA US Government Money Market Fund                  March 1, 1991

SSgA Matrix Equity Fund                               May 4, 1992

SSgA Small Cap Fund                                   July 1, 1992

SSgA Yield Plus Fund                                  November 9, 1992

SSgA S&P 500 Index Fund                               December 30, 1992

SSgA Growth and Income Fund                           September 1, 1993

SSgA Intermediate Fund                                September 1, 1993

SSgA US Treasury Money Market Fund                    December 1, 1993

SSgA Prime Money Market Fund                          February 22, 1994

SSgA Emerging Markets Fund                            March 1, 1994

SSgA Tax Free Money Market Fund                       December 1, 1994

SSgA Active International Fund                        March 7, 1995

SSgA Bond Market Fund                                 February 7, 1996

SSgA Life Solutions Balanced Fund                     July 1, 1997

SSgA Life Solutions Growth Fund                       July 1, 1997

SSgA Life Solutions Income and Growth Fund            July 1, 1997

SSgA Special Equity Fund                              May 1, 1998

SSgA High Yield Bond Fund                             May 5, 1998

SSgA International Growth Opportunities Fund          May 1, 1998

SSgA Real Estate Equity Fund                          May 1, 1998

SSgA Aggressive Equity Fund                              *
--------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


--------
* As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.


-----------------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

-------------------------------------------------------
 Trustee                     Total Annual Compensation
                             from Investment Company
                             per Fiscal Year
-------------------------------------------------------
 Lynn L. Anderson                       $0

 William L. Marshall               $55,500

 Steven J. Mastrovich              $55,500

 Patrick J. Riley                  $55,500

 Richard D. Shirk                  $55,500

 Bruce D. Taber                    $55,500

 Henry W. Todd                     $55,500




--------------------------------------------------------------------------------
Name of SSgA Fund Portfolio             Amount of Total Annual Trustee
                                        Compensation Attributable to
                                        Portfolio For the Fiscal Year Ending
                                        August 31, 1998
--------------------------------------------------------------------------------
 Money Market Fund

 US Government Money Market

 Matrix Equity

 S&P 500 Index

 Small Cap

 Yield Plus

 Bond Market

 Emerging Markets

 US Treasury Money Market

 Growth & Income

 Intermediate

 Prime Money Market

 Tax Free Money Market

 Active International

 International Growth Opportunities(1)

 Real Estate Equity(1)

 High Yield Bond(1)

 Special Equity(1)

 Aggressive Equity(1)

--------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


 Investment Advisor, Custodian and
   Transfer Agent:                   State Street Bank and Trust Company
 Administrator:                      Frank Russell Investment Management Company
 Distributor:                        Russell Fund Distributors, Inc.
 Independent Accountants:            PricewaterhouseCoopers LLP


--------
(1)These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


          --------------------------------------------------------------------------------------

          1998                             1997                            1996
          --------------------------------------------------------------------------------------
          $841,720                         $572,342                        $437,548
          --------------------------------------------------------------------------------------




Advisor voluntarily agreed to reimburse the Fund for all expenses in excess of
 .95% of average daily net assets on an annual basis, which amounted to $189,990 in fiscal 1998, $174,536 in fiscal 1997 and $233,947 in fiscal 1996.



ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:



          ----------------------------------------------------------------------------------
          1998                             1997                            1996
          ----------------------------------------------------------------------------------
          $29,989                          $19,744                         $14,921
          ----------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to Distributor for the fiscal years ended August 31:


          ----------------------------------------------------------------------------------
          1998                             1997                            1996
          ----------------------------------------------------------------------------------
          $50,316                          $23,811                         $21,617
          ----------------------------------------------------------------------------------



For fiscal 1998, these amounts are reflective of the following individual payments:

         Advertising                                       $ 5,293
         Printing of Prospectuses                            4,582
         Compensation to Dealers                             1,510
         Compensation to Sales Personnel                    10,161
         Other(1)                                           28,770
                                                           -------
                                                           $50,316
                                                           =======


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses to State Street, as Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:



          ---------------------------------------------------------------------------------

          1998                             1997                            1996
          ---------------------------------------------------------------------------------
          $74,042                          $24,972                         $13,646
          ---------------------------------------------------------------------------------



FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price.
Futures contracts are valued on the basis of the last reported sales price.

--------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The brokerage commissions paid by the Fund for the fiscal years ended August 31:


          -------------------------------------------------------------------------------
          1998                             1997                            1996
          -------------------------------------------------------------------------------
                                           $34,566                         $39,435
          -------------------------------------------------------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer for fiscal 1998 were $_____. Of that amount, the percentage of affiliated brokerage to total brokerage for the Fund was _____%.

The percentage of total affiliated transactions (relating to trading activity) to total transactions for the Fund was _____% for fiscal 1998.

During the fiscal year ended August 31, 1998, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-10 of the 1940 Act.


PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund for each of the fiscal years ended August 31:


          ---------------------------------------------------------------------------------
          1998                             1997                            1996
          ---------------------------------------------------------------------------------
          66.44%                           29.88%                          38.34%
          ---------------------------------------------------------------------------------



YIELD AND TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               P(1+T)(n) = ERV
               where:  P =        a hypothetical initial payment of $1,000
                       T =        average annual total return
                       n =        number of years
                       ERV =      ending redeemable value of a $1,000
                                    payment made at the beginning of the
                                    1-year, 5-year and 10-year periods at the
                                    end of the year or period


The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:

              One Year Ending          Inception to
              August 31, 1998          August 31, 1998(1)

              ______%                  _____%

--------
(1)Periods less than one year are not annualized. The Fund commenced operations on September 1, 1993.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


                                   INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 16 are nonfundamental. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. The Fund will not:


    1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


    2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets. Should the parties to these transactions fail financially, the Fund may experience delays or loss of rights in the collateral securing the borrowers' obligations.

    3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


    4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


    5. Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; or (ii) the entry into "repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio Securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.

    6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

    7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    8. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

    9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

    10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

    11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

    12. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including its investment advisor and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

    13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, and except to the extent permitted by the 1940 Act.


    14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


    15. Make investments for the purpose of gaining control of an issuer's management.

    16. Invest in real estate limited partnerships that are not readily marketable.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES

Except as otherwise indicated, the Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.


HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.


                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                               S&P 500 INDEX FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA S&P 500 Index Fund (the "Fund") as contained in the Fund's Prospectus dated ___________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Shareholder Meetings........................................................4
   Controlling Shareholders....................................................4
   Principal Shareholders......................................................4
   Trustees and Officers.......................................................4

OPERATION OF INVESTMENT COMPANY................................................7

   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................7
   Distributor.................................................................8
   Custodian and Transfer Agent................................................8
   Independent Accountants.....................................................8
   Distribution Plan...........................................................8
   Federal Law Affecting State Street..........................................9
   Valuation of Fund Shares....................................................9
   Brokerage Practices........................................................10
   Portfolio Turnover Rate....................................................12
   Total Return Quotations....................................................12

INVESTMENTS...................................................................13

   Investment Restrictions....................................................13
   Investment Policies........................................................14
   Hedging Strategies and Related Investment Techniques.......................15

TAXES.........................................................................18

FINANCIAL STATEMENTS..........................................................19

APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..................................20
   Ratings of Debt Instruments................................................20
   Ratings of Commercial Paper................................................20

                            STRUCTURE AND GOVERNANCE



ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


         ------------------------------------------------------------------------------------------------
          SSgA Money Market Fund                                                May 2, 1988
         ------------------------------------------------------------------------------------------------
          SSgA US Government Money Market Fund                                  March 1, 1991
         ------------------------------------------------------------------------------------------------
          SSgA Matrix Equity Fund                                               May 4, 1992
         ------------------------------------------------------------------------------------------------
          SSgA Small Cap Fund                                                   July 1, 1992
         ------------------------------------------------------------------------------------------------
          SSgA Yield Plus Fund                                                  November 9, 1992
         ------------------------------------------------------------------------------------------------
          SSgA S&P 500 Index Fund                                               December 30, 1992
         ------------------------------------------------------------------------------------------------
          SSgA Growth and Income Fund                                           September 1, 1993
         ------------------------------------------------------------------------------------------------
          SSgA Intermediate Fund                                                September 1, 1993
         ------------------------------------------------------------------------------------------------
          SSgA US Treasury Money Market Fund                                    December 1, 1993
         ------------------------------------------------------------------------------------------------
          SSgA Prime Money Market Fund                                          February 22, 1994
         ------------------------------------------------------------------------------------------------
          SSgA Emerging Markets Fund                                            March 1, 1994
         ------------------------------------------------------------------------------------------------
          SSgA Tax Free Money Market Fund                                       December 1, 1994
         ------------------------------------------------------------------------------------------------
          SSgA Active International Fund                                        March 7, 1995
         ------------------------------------------------------------------------------------------------
          SSgA Bond Market Fund                                                 February 7, 1996
         ------------------------------------------------------------------------------------------------
          SSgA Life Solutions Balanced Fund                                     July 1, 1997
         ------------------------------------------------------------------------------------------------
          SSgA Life Solutions Growth Fund                                       July 1, 1997
         ------------------------------------------------------------------------------------------------
          SSgA Life Solutions Income and Growth Fund                            July 1, 1997
         ------------------------------------------------------------------------------------------------
          SSgA Special Equity Fund                                              May 1, 1998
         ------------------------------------------------------------------------------------------------
          SSgA High Yield Bond Fund                                             May 5, 1998
         ------------------------------------------------------------------------------------------------
          SSgA International Growth Opportunities Fund                          May 1, 1998
         ------------------------------------------------------------------------------------------------
          SSgA Real Estate Equity Fund                                          May 1, 1998
         ------------------------------------------------------------------------------------------------
          SSgA Aggressive Equity Fund                                              *
         ------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


--------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.


PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:
o


TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




          ---------------------------------------------------------
          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ---------------------------------------------------------
           Lynn L. Anderson                          $0
          ---------------------------------------------------------
           William L. Marshall                  $55,500
          ---------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ---------------------------------------------------------


--------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

          ---------------------------------------------------------
           Patrick J. Riley                     $55,500
          ---------------------------------------------------------
           Richard D. Shirk                     $55,500
          ---------------------------------------------------------
           Bruce D. Taber                       $55,500
          ---------------------------------------------------------
           Henry W. Todd                        $55,500
          ---------------------------------------------------------


          --------------------------------------------------------------------------------
          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
          --------------------------------------------------------------------------------
           Money Market Fund
          --------------------------------------------------------------------------------
           US Government Money Market
          --------------------------------------------------------------------------------
           Matrix Equity
          --------------------------------------------------------------------------------
           S&P 500 Index
          --------------------------------------------------------------------------------
           Small Cap
          --------------------------------------------------------------------------------
           Yield Plus
          --------------------------------------------------------------------------------
           Bond Market
          --------------------------------------------------------------------------------
           Emerging Markets
          --------------------------------------------------------------------------------
           US Treasury Money Market
          --------------------------------------------------------------------------------
           Growth & Income
          --------------------------------------------------------------------------------
           Intermediate
          --------------------------------------------------------------------------------
           Prime Money Market
          --------------------------------------------------------------------------------
           Tax Free Money Market
          --------------------------------------------------------------------------------
           Active International
          --------------------------------------------------------------------------------
           International Growth Opportunities(1)
          --------------------------------------------------------------------------------
           Real Estate Equity(1)
          --------------------------------------------------------------------------------
           High Yield Bond(1)
          --------------------------------------------------------------------------------
           Special Equity(1)
          --------------------------------------------------------------------------------
           Aggressive Equity(1)
          --------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


           Investment Advisor, Custodian and
           Transfer Agent:                             State Street Bank and Trust Company
           Administrator:                              Frank Russell Investment Management Company
           Distributor:                                Russell Fund Distributors, Inc.
           Independent Accountants:                    PricewaterhouseCoopers LLP




--------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
         $1,553,362                        $1,006,157                     $609,089
        ------------------------------------------------------------------------------------------------


Advisor voluntarily agreed to waive up to the full amount of its advisory fees for the Fund to the extent that total expenses exceed .15% of average daily net assets on an annual basis, which amounted to $1,553,662 in fiscal 1998, $1,006,157 in fiscal 1997 and $609,089 in fiscal 1996.



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees.
Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
         $469,014                          $300,097                       $171,521
        ------------------------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.
Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.



The Fund accrued the expenses in the following amounts to Distributor for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
         $689,820                          $326,488                       $134,689
        ------------------------------------------------------------------------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:


       Advertising                                      $ 46,180
       Printing of Prospectuses                           56,085
       Compensation to Dealers                            40,336
       Compensation to Sales Personnel                   161,333
       Other(1)                                          385,886
                                                        --------
                                                        $689,820
                                                        ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal years ended August 31:


---------------------------------------------------------------------------
 1998                              1997                           1996
---------------------------------------------------------------------------
 $631,162                          $335,725                       $199,851
---------------------------------------------------------------------------




FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


VALUATION OF FUND SHARES


The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.


----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The following were the brokerage commissions paid by the Fund for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
                                           $104,796                       $59,139
        ------------------------------------------------------------------------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for each of the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
                                           $40,965                        $11,820
        ------------------------------------------------------------------------------------------------


Relating to the total brokerage commissions paid by the Fund for fiscal 1998, the percentage of brokerage commissions received by an affiliated broker/dealer amounted to _____% of the total.

The percentage of transactions (relating to trading activity) effected through an affiliated broker/dealer as a percentage of total transactions was _____% for the fiscal year ended August 31, 1998.


During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                                       (000)
                                                                     ----------
       Investment Technology Group, Inc.(1)                              0
       Morgan Stanley & Co.(1)                                           0
       Broadcort Capital(1)                                              0
       Merrill Lynch, Pierce, Fenner, Inc.                               0
       State Street Brokerage Services, Inc.(1)                          0
       Bear, Stearns Securities(1)                                       0
       National Financial Services(1)                                    0
       Nomura Securities International(1)                                0
       Barclays Dezoete Wedd(1)                                          0
       Instinet(1)                                                       0
       Prebon(2)                                                         0
       Swiss Bank Corp.(2)                                               0
       Lummis & Co.(2)                                                   0
       HSBC Securities(2)                                                0
       Goldman Sachs & Co.(2)                                            0
       UBS Securities, Inc.(2)                                           0
       Aubrey G. Lanston & Co.(2)                                        0
       Lehman Brothers Inc.(2)                                           0
       Donaldson, Lufkin & Jenrette(2)                                   0


--------
(1)   Broker commissions only.

(2)   Broker principal transaction only.

PORTFOLIO TURNOVER RATE


The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

Portfolio turnover rates for the Fund for the fiscal years ended August 31:


        ------------------------------------------------------------------------------------------------
         1998                              1997                           1996
        ------------------------------------------------------------------------------------------------
         26.17%                            7.54%                         28.72%
        ------------------------------------------------------------------------------------------------


Portfolio turnover rates for periods less than one fiscal year are annualized.


TOTAL RETURN QUOTATIONS


The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:



           P(1+T)  n   = ERV
           where:  P   = a hypothetical initial payment of $1,000
                   T   = average annual total return
                   n   = number of years
                   ERV = ending redeemable value of a $1,000
                         payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:


        ----------------------------------------------------------------
        One Year Ended                    Inception to
        August 31, 1998                   August 31, 1998(1)
        ----------------------------------------------------------------
         -----%                            -----%
        ----------------------------------------------------------------



                                   INVESTMENTS


The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


----------
1 Periods less than one year are not annualized. The Fund commenced operations on December 30, 1992.

INVESTMENT RESTRICTIONS


The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 15 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:


1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities ). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent its underlying index concentrates in those industries.


2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Purchase or sell commodities or commodity futures contracts except as provided in its Prospectus.

7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8. Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.


14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


15. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.



INVESTMENT POLICIES


The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.


HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES


The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.


                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS



The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    o   Leading market positions in well-established industries.

    o   High rates of return on funds employed.

    o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

    F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

    F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                            One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                               MATRIX EQUITY FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Matrix Equity Fund (the "Matrix Fund" or the "Fund") as contained in the Fund's Prospectus dated _________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE....................................................3

   Organization and Business History........................................3
   Shareholder Meetings.....................................................4
   Controlling Shareholders.................................................4
   Principal Shareholders...................................................4
   Trustees and Officers....................................................4

ORGANIZATION AND BUSINESS HISTORY...........................................7

   Service Providers........................................................7
   Advisor..................................................................7
   Administrator............................................................7
   Distributor..............................................................8
   Custodian and Transfer Agent.............................................8
   Independent Accountants..................................................8
   Distribution Plan........................................................8
   Federal Law Affecting State Street.......................................9
   Valuation of Fund Shares.................................................9
   Brokerage Practices.....................................................10
   Portfolio Turnover Rate.................................................12
   Total Return Quotations.................................................12

INVESTMENTS................................................................12

   Investment Restrictions.................................................13
   Investment Policies.....................................................14
   Hedging Strategies and Related Investment Techniques....................15

TAXES......................................................................18

FINANCIAL STATEMENTS.......................................................19

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


------------------------------------------------------------------------------
 SSgA Money Market Fund                             May 2, 1988
------------------------------------------------------------------------------
 SSgA US Government Money Market Fund               March 1, 1991
------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                            May 4, 1992
------------------------------------------------------------------------------
 SSgA Small Cap Fund                                July 1, 1992
------------------------------------------------------------------------------
 SSgA Yield Plus Fund                               November 9, 1992
------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                            December 30, 1992
------------------------------------------------------------------------------
 SSgA Growth and Income Fund                        September 1, 1993
------------------------------------------------------------------------------
 SSgA Intermediate Fund                             September 1, 1993
------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                 December 1, 1993
------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                       February 22, 1994
------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                         March 1, 1994
------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                    December 1, 1994
------------------------------------------------------------------------------
 SSgA Active International Fund                     March 7, 1995
------------------------------------------------------------------------------
 SSgA Bond Market Fund                              February 7, 1996
------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                  July 1, 1997
------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                    July 1, 1997
------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund         July 1, 1997
------------------------------------------------------------------------------
 SSgA Special Equity Fund                           May 1, 1998
------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                          May 5, 1998
------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund       May 1, 1998
------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                       May 1, 1998
------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                           *
------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

---------------
As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders: o

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.



----------------------------------------------------------
Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------


-------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
-------------------------------------------------------------------------------
 Money Market Fund
-------------------------------------------------------------------------------
 US Government Money Market
-------------------------------------------------------------------------------
 Matrix Equity
-------------------------------------------------------------------------------
 S&P 500 Index
-------------------------------------------------------------------------------
 Small Cap
-------------------------------------------------------------------------------
 Yield Plus
-------------------------------------------------------------------------------
 Bond Market
-------------------------------------------------------------------------------
 Emerging Markets
-------------------------------------------------------------------------------
 US Treasury Money Market
-------------------------------------------------------------------------------
 Growth & Income
-------------------------------------------------------------------------------
 Intermediate
-------------------------------------------------------------------------------
 Prime Money Market
-------------------------------------------------------------------------------
 Tax Free Money Market
-------------------------------------------------------------------------------
 Active International
-------------------------------------------------------------------------------
 International Growth Opportunities(1)
-------------------------------------------------------------------------------
 Real Estate Equity(1)
-------------------------------------------------------------------------------
 High Yield Bond(1)
-------------------------------------------------------------------------------
 Special Equity(1)
-------------------------------------------------------------------------------
 Aggressive Equity(1)
-------------------------------------------------------------------------------


                        ORGANIZATION AND BUSINESS HISTORY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


Investment Advisor, Custodian and
Transfer Agent:                       State Street Bank and Trust Company
Administrator:                        Frank Russell Investment Management Company
Distributor:                          Russell Fund Distributors, Inc.

----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP


ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


-------------------------------------------------------------------------------
1998                           1997                         1996
-------------------------------------------------------------------------------
                               $2,659,554                   $1,755,268
-------------------------------------------------------------------------------

Advisor waived Advisory fees of $_________ in fiscal 1998, $1,329,777 in fiscal 1997 and $877,634 in fiscal 1996.


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:

-------------------------------------------------------------------------------
    1998                              1997                           1996
-------------------------------------------------------------------------------
   $155,073                          $98,998                        $73,095
-------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to Distributor for the fiscal years ended August 31:


-------------------------------------------------------------------------------
1998                            1997                         1996
-------------------------------------------------------------------------------
 $189,023                       $95,276                      $103,500
-------------------------------------------------------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:

Advertising                                      $ 21,348
Printing of Prospectuses                           14,648
Compensation to Dealers                               812
Compensation to Sales Personnel                    56,039
Other(1)                                           96,176
                                                 --------
                                                 $189,023
                                                 ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal years ended August 31:


-------------------------------------------------------------------------------
1998                              1997                           1996
-------------------------------------------------------------------------------
 $439,064                        $195,589                       $82,427
-------------------------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The brokerage commissions paid by the Fund amounted to the following for the fiscal years ended August 31:


 ------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                  $790,356                       $615,372
------------------------------------------------------------------------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:

------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                  $175,918                       $143,583
------------------------------------------------------------------------------------------------

Relating to the total brokerage commissions paid by the Fund for fiscal 1998, the percentage of brokerage commissions received by an affiliated broker/dealer amounted to _____% of the total.

The percentage of transactions (relating to trading activity) effected through an affiliated broker/dealer as a percentage of total transactions was _____% for the fiscal year ended August 31, 1998.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:


Investment Technology Group, Inc.(1)                                   0
Morgan Stanley & Co.(1)                                                0
Broadcort Capital(1)                                                   0
Merrill Lynch, Pierce, Fenner, Inc.                                    0
State Street Brokerage Services, Inc.(1)                               0
Bear, Stearns Securities(1)                                            0
National Financial Services(1)                                         0
Nomura Securities International(1)                                     0
Barclays Dezoete Wedd(1)                                               0
Instinet(1)                                                            0
Prebon(2)                                                              0
Swiss Bank Corp.(2)                                                    0
Lumis & Co.(2)                                                         0
HSBC Securities(2)                                                     0
Goldman Sachs & Co.(2)                                                 0
UBS Securities, Inc.(2)                                                0
Aubrey G. Lanston & Co.(2)                                             0
Lehman Brothers Inc.(2)                                                0
Donaldson, Lufkin & Jenrette(2)                                        0

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund for the fiscal years ended August 31:

----------
(1) Broker commissions only.
(2) Broker principal transaction only.

------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
133.63%                           117.27%                        150.68%
------------------------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            where:  P =          a hypothetical initial payment of $1,000
                    T =          average annual total return
                    n =          number of years
                    ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:

----------------------------------------------
One Year Ending August   Inception to August
31, 1998                 31, 19985
----------------------------------------------
    %                        %
----------------------------------------------

                                   INVESTMENTS

The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions, restrictions 1 through 11 are fundamental and restrictions 12 through 15 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3. Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder. 13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

14. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

15. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SMALL CAP FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Small Cap Fund (the "Fund") as contained in the Fund's Prospectus dated _________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.


 Effective August 31, 1998, the SSgA Small Cap Fund was closed to purchases by new investors except for purchases by eligible investors as described below:

o Current shareholders of the SSgA Small Cap Fund may continue to add to the Fund account.

o Participants in 401(k) plans for which the SSgA Small Cap Fund is an option may continue to add to their Fund account.

o Participants in asset allocation programs sponsored by financial advisors may continue to add to their Fund account.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE......................................................3

   Organization and Business History..........................................3
   Shareholder Meetings.......................................................4
   Controlling Shareholders...................................................4
   Principal Shareholders.....................................................4
   Trustees and Officers......................................................4

OPERATION OF INVESTMENT COMPANY...............................................7

   Service Providers..........................................................7
   Advisor....................................................................7
   Administrator..............................................................7
   Distributor................................................................8
   Custodian and Transfer Agent...............................................8
   Independent Accountants....................................................8
   Distribution Plan..........................................................8
   Federal Law Affecting State Street.........................................9
   Valuation of Fund Shares...................................................9
   Brokerage Practices.......................................................10
   Portfolio Turnover Rate...................................................11
   Total Return Quotations...................................................11

INVESTMENTS..................................................................12

   Investment Restrictions...................................................12
   Investment Policies.......................................................13
   Hedging Strategies and Related Investment Techniques......................15
   Certain Risk Factors......................................................18

TAXES........................................................................18


FINANCIAL STATEMENTS.........................................................19


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS.................................20

   Ratings of Debt Instruments...............................................20
   Ratings of Commercial Paper...............................................20

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


----------------------------------------------------------------------------------
 SSgA Money Market Fund                                 May 2, 1988
----------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                   March 1, 1991
----------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                May 4, 1992
----------------------------------------------------------------------------------
 SSgA Small Cap Fund                                    July 1, 1992
----------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                   November 9, 1992
----------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                December 30, 1992
----------------------------------------------------------------------------------
 SSgA Growth and Income Fund                            September 1, 1993
----------------------------------------------------------------------------------
 SSgA Intermediate Fund                                 September 1, 1993
----------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                     December 1, 1993
----------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                           February 22, 1994
----------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                             March 1, 1994
----------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                        December 1, 1994
----------------------------------------------------------------------------------
 SSgA Active International Fund                         March 7, 1995
----------------------------------------------------------------------------------
 SSgA Bond Market Fund                                  February 7, 1996
----------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                      July 1, 1997
----------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                        July 1, 1997
----------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund             July 1, 1997
----------------------------------------------------------------------------------
 SSgA Special Equity Fund                               May 1, 1998
----------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                              May 5, 1998
----------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund           May 1, 1998
----------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                           May 1, 1998
----------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                               *
----------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders: o


TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




----------------------------------------------------------
Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------

* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------


---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
 Money Market Fund
---------------------------------------------------------------------------------
 US Government Money Market
---------------------------------------------------------------------------------
 Matrix Equity
---------------------------------------------------------------------------------
 S&P 500 Index
---------------------------------------------------------------------------------
 Small Cap
---------------------------------------------------------------------------------
 Yield Plus
---------------------------------------------------------------------------------
 Bond Market
---------------------------------------------------------------------------------
 Emerging Markets
---------------------------------------------------------------------------------
 US Treasury Money Market
---------------------------------------------------------------------------------
 Growth & Income
---------------------------------------------------------------------------------
 Intermediate
---------------------------------------------------------------------------------
 Prime Money Market
---------------------------------------------------------------------------------
 Tax Free Money Market
---------------------------------------------------------------------------------
 Active International
---------------------------------------------------------------------------------
 International Growth Opportunities(1)
---------------------------------------------------------------------------------
 Real Estate Equity(1)
---------------------------------------------------------------------------------
 High Yield Bond(1)
---------------------------------------------------------------------------------
 Special Equity(1)
---------------------------------------------------------------------------------
 Aggressive Equity(1)
---------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


Investment Advisor, Custodian and
Transfer Agent:                             State Street Bank and Trust Company
Administrator:                              Frank Russell Investment Management Company
Distributor:                                Russell Fund Distributors, Inc.


----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP


ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


Effective March 9, 1995 through the fiscal year ended August 31, 1997,
Advisor voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% on an annual basis. The Fund accrued gross expenses to Advisor and the Advisor waived or reimbursed expenses to the Fund in the following amounts:

-------------------------------------------------------------------------------------------
                            1998                 1997                 1996
-------------------------------------------------------------------------------------------
 Accrued Expenses           $2,570,320           $689,684             $276,229
-------------------------------------------------------------------------------------------
 Waived Expenses              --                   --                   --
-------------------------------------------------------------------------------------------
 Reimbursed Expenses          --                 86,094               66,461
-------------------------------------------------------------------------------------------


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:

-----------------------------------------------------------------------------------------------
1998                              1997                           1996
-----------------------------------------------------------------------------------------------
$104,139                          $26,966                        $10,629
-----------------------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to the Distributor for the fiscal years ended August 31:


-----------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
$233,331                          $48,647                        $25,184
------------------------------------------------------------------------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:

Advertising                                      $ 15,809
Printing of Prospectuses                           20,201
Compensation to Dealers                            77,435
Compensation to Sales Personnel                    43,502
Other(1)                                           76,384
                                                 --------
                                                 $233,331
                                                 ========

Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal years ended August 31:

---------------------------------------------------------------------------
1998                              1997                           1996
---------------------------------------------------------------------------
 $323,393                          $26,732                        $11,505
---------------------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

----------
1 Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The total brokerage commissions paid by the Fund amounted to the following for the fiscal years ended August 31:

------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                   $381,531                       $83,140
------------------------------------------------------------------------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for each of the fiscal years ended August 31:

------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                   $52,449                        $38,694
------------------------------------------------------------------------------------------------

Relating to the total brokerage commissions paid by the Fund for fiscal 1998, the percentage of brokerage commissions received by an affiliated broker/dealer amounted to _____% of the total.

The percentage of transactions (relating to commission-based trading activity) effected through an affiliated broker/dealer as a percentage of total commission-based transactions was ____% for the fiscal year ended August 31, 1998.

During the fiscal year ended August 31, 1998, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-1 of the 1940 Act.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund amounted to the following for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
86.13%                           143.79%                         76.85%
------------------------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            where:  P =     a hypothetical initial payment of $1,000
                    T =     average annual total return
                    n =     number of years
                    ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total returns for the Fund are as follows:

-----------------------------------------------------------
One Year Ending August 31,     Inception to
1998                           August 31,19983
-----------------------------------------------------------
  (22.32)%                     _______%
-----------------------------------------------------------


                                   INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 15 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:


     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities)Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.


     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     6. Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in their respective Prospectuses.

     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     8. Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

--------------------
(1) Periods less than one year are not annualized. The Fund commenced operations on July 1, 1992.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.


     14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     15. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

CERTAIN RISK FACTORS

Foreign Investments. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties. Because the some of the Fund's securities may be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. ADRs are subject to all the above risks, except the imposition of exchange controls and currency fluctuations during the settlement period.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                               SPECIAL EQUITY FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Special Equity Fund (the "Fund") as contained in the Fund's Prospectus __________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE......................................................3

   Organization and Business History..........................................3
   Shareholder Meetings.......................................................4
   Controlling Shareholders...................................................4
   Principal Shareholders.....................................................4
   Trustees and Officers......................................................4

OPERATION OF INVESTMENT COMPANY...............................................7

   Service Providers..........................................................7
   Advisor....................................................................7
   Administrator..............................................................7
   Distributor................................................................8
   Custodian and Transfer Agent...............................................8
   Independent Accountants....................................................8
   Distribution Plan..........................................................8
   Federal Law Affecting State Street.........................................9
   Valuation of Fund Shares...................................................9
   Brokerage Practices.......................................................10
   Portfolio Turnover Rate...................................................11
   Total Return Quotations...................................................11

INVESTMENTS..................................................................12

   Investment Restrictions...................................................12
   Investment Policies.......................................................13
   Hedging Strategies and Related Investment Techniques......................14
   Certain Risk Factors......................................................17

TAXES........................................................................18

FINANCIAL STATEMENTS.........................................................19

APPENDIX:  DESCRIPTION OF SECURITIES RATINGS.................................20

   Ratings of Debt Instruments...............................................20
   Ratings of Commercial Paper...............................................20

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


--------------------------------------------------------------------------------
 SSgA Money Market Fund                                 May 2, 1988
--------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                   March 1, 1991
--------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                May 4, 1992
--------------------------------------------------------------------------------
 SSgA Small Cap Fund                                    July 1, 1992
--------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                   November 9, 1992
--------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                December 30, 1992
--------------------------------------------------------------------------------
 SSgA Growth and Income Fund                            September 1, 1993
--------------------------------------------------------------------------------
 SSgA Intermediate Fund                                 September 1, 1993
--------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                     December 1, 1993
--------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                           February 22, 1994
--------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                             March 1, 1994
--------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                        December 1, 1994
--------------------------------------------------------------------------------
 SSgA Active International Fund                         March 7, 1995
--------------------------------------------------------------------------------
 SSgA Bond Market Fund                                  February 7, 1996
--------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                      July 1, 1997
--------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                        July 1, 1997
--------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund             July 1, 1997
--------------------------------------------------------------------------------
 SSgA Special Equity Fund                               May 1, 1998
--------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                              May 5, 1998
--------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund           May 1, 1998
--------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                           May 1, 1998
--------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                               *
--------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

----------
**As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:
o

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




----------------------------------------------------------

Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------


---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
 Money Market Fund
---------------------------------------------------------------------------------
 US Government Money Market
---------------------------------------------------------------------------------
 Matrix Equity
---------------------------------------------------------------------------------
 S&P 500 Index
---------------------------------------------------------------------------------
 Small Cap
---------------------------------------------------------------------------------
 Yield Plus
---------------------------------------------------------------------------------
 Bond Market
---------------------------------------------------------------------------------
 Emerging Markets
---------------------------------------------------------------------------------
 US Treasury Money Market
---------------------------------------------------------------------------------
 Growth & Income
---------------------------------------------------------------------------------
 Intermediate
---------------------------------------------------------------------------------
 Prime Money Market
---------------------------------------------------------------------------------
 Tax Free Money Market
---------------------------------------------------------------------------------
 Active International
---------------------------------------------------------------------------------
 International Growth Opportunities(1)
---------------------------------------------------------------------------------
 Real Estate Equity(1)
---------------------------------------------------------------------------------
 High Yield Bond(1)
---------------------------------------------------------------------------------
 Special Equity(1)
---------------------------------------------------------------------------------
 Aggressive Equity(1)
---------------------------------------------------------------------------------


                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


Investment Advisor, Custodian and
Transfer Agent:                     State Street Bank and Trust Company
Administrator:                      Frank Russell Investment Management Company
Distributor:                        Russell Fund Distributors, Inc.

----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:            PricewaterhouseCoopers LLP


ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal year ended August 31:



---------------------------------
1998
---------------------------------
$42,924
---------------------------------


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to Administrator for the fiscal year ended August 31:

---------------------------------
1998
---------------------------------
 $1,734
---------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


 State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued the following expenses to the Distributor for the fiscal year ended August 31:

---------------------------------
1998
---------------------------------
 $1,165
---------------------------------

For fiscal 1998, these amounts are reflective of the following individual payments:

Advertising                                       $    10
Printing of Prospectuses                               97
Compensation to Dealers                                --
Compensation to Sales Personnel                       425
Other(2)                                              633
                                                   ------
                                                   $1,165
                                                   ======

Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:

---------------------------------
1998
---------------------------------
 $1,465
---------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-

----------
(2) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                                    ($000)
                                                              ------------------
Investment Technology Group, Inc.(3)                                  0
Morgan Stanley & Co.(1)                                               0
Broadcort Capital1                                                    0
Merrill Lynch, Pierce, Fenner, Inc.                                   0
State Street Brokerage Services, Inc. (1)                             0
Bear, Stearns Securities(1)                                           0
National Financial Services(1)                                        0
Nomura Securities International(1)                                    0
Barclays Dezoete Wedd(1)                                              0
Instinet(1)                                                           0
Prebon(4)                                                             0
Swiss Bank Corp.(2)                                                   0
Lummis & Co.(2)                                                       0
HSBC Securities(2)                                                    0
Goldman Sachs & Co.(2)                                                0
UBS Securities, Inc.(2)                                               0
Aubrey G. Lanston & Co.(2)                                            0
Lehman Brothers Inc.(2)                                               0
Donaldson, Lufkin & Jenrette(2)                                       0

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


 Below is the portfolio rate for the Fund for the fiscal year ended August 31:


---------------------------------
1998
---------------------------------
88.36%
---------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV

----------
(3) Broker commissions only.
(4) Broker principal transaction only.

            where:  P    =    a hypothetical initial payment of $1,000
                    T    =    average annual total return
                    n    =    number of years
                    ERV  =    ending redeemable value of a $1,000
                              payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental and restrictions 7 through 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     6. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     7. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     8. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

     9. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.

INVESTMENT POLICIES

The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the

Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options

(including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

CERTAIN RISK FACTORS

Foreign Investments. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties. Because the some of the Fund's securities may be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. ADRs are subject to all the above risks, except the imposition of exchange controls and currency fluctuations during the settlement period.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

          Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                             AGGRESSIVE EQUITY FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").



This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Aggressive Equity Fund (the "Fund") as contained in the Fund's Prospectus dated _________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                                         TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE...................................................................................................3

   ORGANIZATION AND BUSINESS HISTORY.......................................................................................3
   SHAREHOLDER MEETINGS....................................................................................................4
   CONTROLLING SHAREHOLDERS................................................................................................4
   TRUSTEES AND OFFICERS...................................................................................................4

OPERATION OF INVESTMENT COMPANY............................................................................................7

   SERVICE PROVIDERS.......................................................................................................7
   ADVISOR.................................................................................................................7
   ADMINISTRATOR...........................................................................................................7
   DISTRIBUTOR.............................................................................................................8
   CUSTODIAN AND TRANSFER AGENT............................................................................................8
   INDEPENDENT ACCOUNTANTS.................................................................................................8
   DISTRIBUTION PLAN.......................................................................................................8
   FEDERAL LAW AFFECTING STATE STREET......................................................................................9
   VALUATION OF FUND SHARES................................................................................................9
   BROKERAGE PRACTICES.....................................................................................................9
   PORTFOLIO TURNOVER RATE................................................................................................10
   TOTAL RETURN QUOTATIONS................................................................................................10

INVESTMENTS...............................................................................................................10

   INVESTMENT RESTRICTIONS................................................................................................11
   INVESTMENT POLICIES....................................................................................................11
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES...................................................................13

TAXES.....................................................................................................................16


FINANCIAL STATEMENTS......................................................................................................17


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..............................................................................18

   RATINGS OF DEBT INSTRUMENTS............................................................................................18
   RATINGS OF COMMERCIAL PAPER............................................................................................18


                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:

    SSgA Money Market Fund                               May 2, 1988
    SSgA US Government Money Market Fund                 March 1, 1991
    SSgA Matrix Equity Fund                              May 4, 1992
    SSgA Small Cap Fund                                  July 1, 1992
    SSgA Yield Plus Fund                                 November 9, 1992
    SSgA S&P 500 Index Fund                              December 30, 1992
    SSgA Growth and Income Fund                          September 1, 1993
    SSgA Intermediate Fund                               September 1, 1993
    SSgA US Treasury Money Market Fund                   December 1, 1993
    SSgA Prime Money Market Fund                         February 22, 1994
    SSgA Emerging Markets Fund                           March 1, 1994
    SSgA Tax Free Money Market Fund                      December 1, 1994
    SSgA Active International Fund                       March 7, 1995
    SSgA Bond Market Fund                                February 7, 1996
    SSgA Life Solutions Balanced Fund                    July 1, 1997
    SSgA Life Solutions Growth Fund                      July 1, 1997
    SSgA Life Solutions Income and Growth Fund           July 1, 1997
    SSgA Special Equity Fund                             May 1, 1998
    SSgA High Yield Bond Fund                            May 5, 1998
    SSgA International Growth Opportunities Fund         May 1, 1998
    SSgA Real Estate Equity Fund                         May 1, 1998
    SSgA Aggressive Equity Fund                          *


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.


-------------
*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS


Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.

The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.



*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).



--------------------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.



*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).



Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, 55 Ferncroft Road, Danvers, MA 01923. Partner, Riley, Burke & Donahue, L.L.P. (law firm).



Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.


             Trustee                          Total Annual Compensation
                                              from Investment Company per
                                              Fiscal Year
             Lynn L. Anderson                        $0
             William L. Marshall                $55,500
             Steven J. Mastrovich               $55,500
             Patrick J. Riley                   $55,500
             Richard D. Shirk                   $55,500
             Bruce D. Taber                     $55,500
             Henry W. Todd                      $55,500

            Name of SSgA Fund Portfolio             Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
             Money Market Fund
             US Government Money Market
             Matrix Equity
             S&P 500 Index
             Small Cap
             Yield Plus
             Bond Market
             Emerging Markets
             US Treasury Money Market
             Growth & Income
             Intermediate
             Prime Money Market
             Tax Free Money Market
             Active International
             International Growth Opportunities1
             Real Estate Equity1
             High Yield Bond1
             Special Equity1
             Aggressive Equity1





                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS



Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

  Investment Advisor, Custodian and
  Transfer Agent:                           State Street Bank and Trust Company
  Administrator:                            Frank Russell Investment Management Company
  Distributor:                              Russell Fund Distributors, Inc.
  Independent Accountants:                  PricewaterhouseCoopers LLP



ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


------------------
1 These portfolios were either not operational or did not operate a full year during fiscal 1998.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.



ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.



Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


DISTRIBUTOR


Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.



Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

FEDERAL LAW AFFECTING STATE STREET


The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES


The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES


All portfolio transactions are placed on behalf of each Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

PORTFOLIO TURNOVER RATE


The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P(1+T)n = ERV
              where:  P =        a hypothetical initial payment of $1,000
                      T =        average annual total return
                      n =        number of years
                      ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


                                   INVESTMENTS


The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS


The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental and restrictions 7 through 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.



     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     6. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     7. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     8. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

     9. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES


The Fund may invest in the following instruments:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                                      TAXES


Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS

Unaudited financial statements, including notes to the financial statements and financial highlights, will be available within four to six months from the later of the date of this Statement of Additional or

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS


Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER


Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                   o Leading market positions in well-established industries.

                   o High rates of return on funds employed.

                   o Conservative capitalization structure with moderate
                     reliance on debt and ample asset protection.

                   o Broad margins in earnings coverage of fixed financial
                     charges and high internal cash generation.

                   o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

         F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

         Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

       o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

       o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

       o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a very strong capacity for timely repayment.

         A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                             REAL ESTATE EQUITY FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Real Estate Equity Fund (the "Real Estate Equity Fund" or the "Fund") as contained in the Fund's Prospectus dated ___________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE ..................................................  3

   ORGANIZATION AND BUSINESS HISTORY ......................................  3
   SHAREHOLDER MEETINGS ...................................................  4
   CONTROLLING SHAREHOLDERS ...............................................  4
   PRINCIPAL SHAREHOLDERS .................................................  4
   TRUSTEES AND OFFICERS ..................................................  4

OPERATION OF INVESTMENT COMPANY ...........................................  6

   SERVICE PROVIDERS ......................................................  6
   ADVISOR ................................................................  7
   ADMINISTRATOR ..........................................................  7
   DISTRIBUTOR ............................................................  8
   CUSTODIAN AND TRANSFER AGENT ...........................................  8
   INDEPENDENT ACCOUNTANTS ................................................  8
   DISTRIBUTION PLAN ......................................................  8
   FEDERAL LAW AFFECTING STATE STREET .....................................  9
   VALUATION OF FUND SHARES ...............................................  9
   BROKERAGE PRACTICES .................................................... 10
   PORTFOLIO TURNOVER RATE ................................................ 11
   PORTFOLIO TURNOVER POLICY .............................................. 11
   YIELD AND TOTAL RETURN QUOTATIONS ...................................... 11

INVESTMENTS ............................................................... 12

   INVESTMENT RESTRICTIONS ................................................ 12
   INVESTMENT POLICIES .................................................... 13
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES ................... 14

TAXES ..................................................................... 17


FINANCIAL STATEMENTS ...................................................... 18


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS .............................. 19

   RATINGS OF DEBT INSTRUMENTS ............................................ 19
   RATINGS OF COMMERCIAL PAPER ............................................ 19

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:



           --------------------------------------------------------------------------------
            SSgA Money Market Fund                                  May 2, 1988
           --------------------------------------------------------------------------------
            SSgA US Government Money Market Fund                    March 1, 1991
           --------------------------------------------------------------------------------
            SSgA Matrix Equity Fund                                 May 4, 1992
           --------------------------------------------------------------------------------
             SSgA Small Cap Fund                                     July 1, 1992
           --------------------------------------------------------------------------------
            SSgA Yield Plus Fund                                    November 9, 1992
           --------------------------------------------------------------------------------
            SSgA S&P 500 Index Fund                                 December 30, 1992
           --------------------------------------------------------------------------------
            SSgA Growth and Income Fund                             September 1, 1993
           --------------------------------------------------------------------------------
            SSgA Intermediate Fund                                  September 1, 1993
           --------------------------------------------------------------------------------
            SSgA US Treasury Money Market Fund                      December 1, 1993
           --------------------------------------------------------------------------------
            SSgA Prime Money Market Fund                            February 22, 1994
           --------------------------------------------------------------------------------
            SSgA Emerging Markets Fund                              March 1, 1994
           --------------------------------------------------------------------------------
            SSgA Tax Free Money Market Fund                         December 1, 1994
           --------------------------------------------------------------------------------
            SSgA Active International Fund                          March 7, 1995
           --------------------------------------------------------------------------------
            SSgA Bond Market Fund                                   February 7, 1996
           --------------------------------------------------------------------------------
            SSgA Life Solutions Balanced Fund                       July 1, 1997
           --------------------------------------------------------------------------------
            SSgA Life Solutions Growth Fund                         July 1, 1997
           --------------------------------------------------------------------------------
            SSgA Life Solutions Income and Growth Fund              July 1, 1997
           --------------------------------------------------------------------------------
            SSgA Special Equity Fund                                May 1, 1998
           --------------------------------------------------------------------------------
            SSgA High Yield Bond Fund                               May 5, 1998
           --------------------------------------------------------------------------------
            SSgA International Growth Opportunities Fund            May 1, 1998
           --------------------------------------------------------------------------------
            SSgA Real Estate Equity Fund                            May 1, 1998
           --------------------------------------------------------------------------------
            SSgA Aggressive Equity Fund                             *
           --------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

--------
*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.




PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:


TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.





            --------------------------------------------------------
            Trustee                  Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
            --------------------------------------------------------
             Lynn L. Anderson                        $0
            --------------------------------------------------------
             William L. Marshall                $55,500
            --------------------------------------------------------
             Steven J. Mastrovich               $55,500
            --------------------------------------------------------
             Patrick J. Riley                   $55,500
            --------------------------------------------------------
             Richard D. Shirk                   $55,500
            --------------------------------------------------------
             Bruce D. Taber                     $55,500
            --------------------------------------------------------
             Henry W. Todd                      $55,500
            --------------------------------------------------------


--------
*An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


            -------------------------------------------------------------------------------
            Name of SSgA Fund Portfolio             Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
            -------------------------------------------------------------------------------
             Money Market Fund
            -------------------------------------------------------------------------------
             US Government Money Market
            -------------------------------------------------------------------------------
             Matrix Equity
            -------------------------------------------------------------------------------
             S&P 500 Index
            -------------------------------------------------------------------------------
             Small Cap
            -------------------------------------------------------------------------------
             Yield Plus
            -------------------------------------------------------------------------------
             Bond Market
            -------------------------------------------------------------------------------
             Emerging Markets
            -------------------------------------------------------------------------------
             US Treasury Money Market
            -------------------------------------------------------------------------------
             Growth & Income
            -------------------------------------------------------------------------------
             Intermediate
            -------------------------------------------------------------------------------
             Prime Money Market
            -------------------------------------------------------------------------------
             Tax Free Money Market
            -------------------------------------------------------------------------------
             Active International
            -------------------------------------------------------------------------------
             International Growth Opportunities(1)
            -------------------------------------------------------------------------------
             Real Estate Equity(1)
            -------------------------------------------------------------------------------
             High Yield Bond(1)
            -------------------------------------------------------------------------------
             Special Equity(1)
            -------------------------------------------------------------------------------
             Aggressive Equity(1)
            -------------------------------------------------------------------------------



                         OPERATION OF INVESTMENT COMPANY


SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


            Investment Advisor, Custodian and
            Transfer Agent:                           State Street Bank and Trust Company
            Administrator:                            Frank Russell Investment Management Company
            Distributor:                              Russell Fund Distributors, Inc.
            Independent Accountants:                  PricewaterhouseCoopers LLP


-----------
(1)These portfolios were either not operational or did not operate a full year during fiscal 1998.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to the Advisor for the fiscal years ended August 31:


          -------------------------------
          1998
          -------------------------------
          $42,368
          -------------------------------



ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to the Administrator for the fiscal years ended August 31:




          -------------------------------
          1998
          -------------------------------
          $1,975
          -------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.



DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to the Distributor for the fiscal years ended August 31:



          -------------------------------
          1998
          -------------------------------
          $1,708
          -------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:

         Advertising                                      $   34
         Printing of Prospectuses                            159
         Compensation to Dealers                              --
         Compensation to Sales Personnel                     446
         Other(2)                                          1,069
                                                          ------
                                                          $1,708
                                                          ======



Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:




          -------------------------------
          1998
          -------------------------------
          $2,059
          -------------------------------



FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-

--------
(2)Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of each the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a Fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each Fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                           ($000)
                                                       -----------------------
         Investment Technology Group, Inc.(3)                    0
         Morgan Stanley & Co.(1)                                 0
         Broadcort Capital(1)                                    0
         Merrill Lynch, Pierce, Fenner, Inc.                     0
         State Street Brokerage Services, Inc.(1)                0
         Bear, Stearns Securities(1)                             0
         National Financial Services(1)                          0
         Nomura Securities International(1)                      0
         Barclays Dezoete Wedd(1)                                0
         Instinet(1)                                             0
         Prebon(4)                                               0
         Swiss Bank Corp.(2)                                     0
         Lummis & Co.(2)                                         0
         HSBC Securities(2)                                      0
         Goldman Sachs & Co.(2)                                  0
         UBS Securities, Inc.(2)                                 0
         Aubrey G. Lanston & Co.(2)                              0
         Lehman Brothers Inc.(2)                                 0
         Donaldson, Lufkin & Jenrette(2)                         0


PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


PORTFOLIO TURNOVER POLICY

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.


YIELD AND TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

--------
(3)Broker commissions only.
(4)Broker principal transaction only.

             P(1+T)(n)  = ERV
              where:  P =     a hypothetical initial payment of $1,000
                      T =     average annual total return
                      n =     number of years
                      ERV =   ending redeemable value of a $1,000 payment made
                              at the beginning of the 1-year, 5-year and 10-year
                              periods at the end of the year or period


The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts. Total returns and other performance figures are based on historical earnings and are not indicative of future performance.


                                  INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.


INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 7 are fundamental, and restrictions 8 through 10 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities, and securities of companies directly or indirectly engaged in the real estate industry).

     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.


     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of a type permitted by the Fund's investment policies, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     6. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     7. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     8. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     9. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     10. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


INVESTMENT POLICIES

To the extent consistent with its investment objective restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund will invest in convertible debt securities. Please see the Appendix for a description of securities ratings.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.


                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Dividends-Received Deduction. The portion of the dividends received from the Fund by its corporate shareholders which qualifies for the 70% dividends-received deduction will be reduced to the extent that the Fund holds dividend-paying stock for less than 45 days (91 days for certain preferred stocks). In addition, distributions that the Fund receives from a REIT will not constitute "dividends" for purposes of the dividends-received deduction. Accordingly, only a small percentage of dividends from the Fund are expected to qualify for the dividends-received deduction. Shareholders should consult their tax advisor regarding dividends-received deductions and their allowance.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS


RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o   Leading market positions in well-established industries.

         o   High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a very strong capacity for timely repayment.

         A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D1--Obligations which have a high risk of default or which are currently in default.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                              EMERGING MARKETS FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") as contained in the Fund's Prospectus dated ________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE...........................................................3

   Organization and Business History...............................................3
   Shareholder Meetings............................................................4
   Controlling Shareholders........................................................4
   Principal Shareholders..........................................................4
   Trustees and Officers...........................................................4

OPERATION OF INVESTMENT COMPANY....................................................7

   Service Providers...............................................................7
   Advisor.........................................................................7
   Administrator...................................................................7
   Distributor.....................................................................8
   Custodian and Transfer Agent....................................................8
   Independent Accountants.........................................................8
   Distribution Plan...............................................................8
   Federal Law Affecting State Street..............................................9
   Valuation of Fund Shares........................................................9
   Brokerage Practices............................................................10
   Portfolio Turnover Policy......................................................11
   Portfolio Turnover Rate........................................................11
   Total Return Quotations........................................................12

INVESTMENTS.......................................................................12

   Investment Restrictions........................................................12
   Investment Policies............................................................14
   Hedging Strategies and Related Investment Techniques...........................15

RISK CONSIDERATIONS...............................................................18


TAXES.............................................................................19


FINANCIAL STATEMENTS..............................................................20


APPENDIX - DESCRIPTION OF SECURITIES RATINGS......................................21

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


-------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                                                May 2, 1988
-------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                                  March 1, 1991
-------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                               May 4, 1992
-------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                                   July 1, 1992
-------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                                  November 9, 1992
-------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                               December 30, 1992
-------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                                           September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                                                September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                                    December 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                                          February 22, 1994
-------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                                            March 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                                       December 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Active International Fund                                        March 7, 1995
-------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                                 February 7, 1996
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                                     July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                                       July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund                            July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                                              May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                                             May 5, 1998
-------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                                              *
-------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

----------
**As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

o

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.



----------------------------------------------------------

Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------

---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
 Money Market Fund
---------------------------------------------------------------------------------
 US Government Money Market
---------------------------------------------------------------------------------
 Matrix Equity
---------------------------------------------------------------------------------
 S&P 500 Index
---------------------------------------------------------------------------------
 Small Cap
---------------------------------------------------------------------------------
 Yield Plus
---------------------------------------------------------------------------------
 Bond Market
---------------------------------------------------------------------------------
 Emerging Markets
---------------------------------------------------------------------------------
 US Treasury Money Market
---------------------------------------------------------------------------------
 Growth & Income
---------------------------------------------------------------------------------
 Intermediate
---------------------------------------------------------------------------------
 Prime Money Market
---------------------------------------------------------------------------------
 Tax Free Money Market
---------------------------------------------------------------------------------
 Active International
---------------------------------------------------------------------------------
 International Growth Opportunities(1)
---------------------------------------------------------------------------------
 Real Estate Equity(1)
---------------------------------------------------------------------------------
 High Yield Bond(1)
---------------------------------------------------------------------------------
 Special Equity(1)
---------------------------------------------------------------------------------
 Aggressive Equity(1)
---------------------------------------------------------------------------------


                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


Investment Advisor, Custodian and
Transfer Agent:                             State Street Bank and Trust Company
Administrator:                              Frank Russell Investment Management Company
Distributor:                                Russell Fund Distributors, Inc.

----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP


ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.

The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                   $1,363,080                     $709,651
------------------------------------------------------------------------------------------------

Effective November 1, 1995, the Advisor voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets. This reimbursement amounted to $______ in fiscal 1998, $478,666 in fiscal 1997 and $366,588 for fiscal 1996.


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                               1997                           1996
------------------------------------------------------------------------------------------------
                                   $113,579                       $57,122
------------------------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The Fund accrued the following expenses to Russell Fund Distributors, Inc. for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
 $243,326                          $330,683                       $210,030
------------------------------------------------------------------------------------------------


For fiscal 1998, these amounts are reflective of the following individual payments:

Advertising                                      $  5,064
Printing of Prospectuses                           11,241
Compensation to Dealers                           136,300
Compensation to Sales Personne(l)                  39,035
Other(1)                                           51,686
                                                 --------
                                                 $243,326
                                                 ========


Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."

The Fund accrued expenses in the following amount to Advisor under a Service Agreement pursuant to Rule 12b-1 for the fiscal years ended August 31:


--------------------------------------------------------------------------------
1998                              1997                           1996
--------------------------------------------------------------------------------
 $79,828                           $54,699                        $26,521
--------------------------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

----------
(1) Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The brokerage commissions paid by the Fund for the fiscal years ended August 31:

------------------------------------------------------------------------------------------------
1998                               1997                           1996
------------------------------------------------------------------------------------------------
                                   $260,777                       $205,687
------------------------------------------------------------------------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
                                  --                             $2,726
------------------------------------------------------------------------------------------------

During the fiscal year ended August 31, 1997, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-1 of the 1940 Act.

PORTFOLIO TURNOVER POLICY

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the Fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. The Fund will limit investments in illiquid securities to 15% of net assets.

In addition, the Fund trades more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for the Fund. However, the Fund does not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio rate for the Fund for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
 1998                              1997                           1996
------------------------------------------------------------------------------------------------
 35.55%                            15.00%                          4.36%
------------------------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            where:  P    =    a hypothetical initial payment of $1,000
                    T    =    average annual total return
                    n    =    number of years
                    ERV  =    ending redeemable value of a $1,000
                              payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:

           ----------------------------------------------
           One Year Ending August   Inception to August
           31, 1998                 31, 1998(1)
           ----------------------------------------------
                      %                   %
           ----------------------------------------------

                                   INVESTMENTS

The fundamental investment objective of each Fund is set forth in the Prospectus. In addition to that investment objective, each Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental, and restrictions 12 through 15 are nonfundamental. These restrictions apply at the time an investment is made. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, emerging market governments, their agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds exceed 5% of its total assets.

     3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, emerging markets governments, their agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements" or "reverse repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other

----------
3 Periods less than one year are not annualized. The Fund commenced operations on March 1, 1994.

          institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     6. Purchase or sell commodities or commodity futures contracts or option on a futures contract except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus, and if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein (including real estate investment trusts), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information.

     8. Except as required in connection with permissible financial options activities and futures contracts, purchase securities on margin or underwrite securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition. This restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or
          (ii) entering into repurchase transactions.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, except as described herein and in the Fund's Prospectus, and subject to the following conditions: (i) such options are written by other persons and (ii) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.


     13. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     14. Make investments for the purpose of gaining control of an issuer's management.

     15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


With respect to the industry concentration outlined in Investment
Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.


To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. The Fund currently does not intend to invest in the securities of any issuer that would qualify as a real estate investment trust under federal tax law.

Except with respect to Investment Restriction Nos. 2 and 13, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

To the extent consistent with its fundamental investment objective and restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the US Government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest.

The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is passed upon. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Interest Rate Swaps. The Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objectives by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.

                               RISK CONSIDERATIONS

Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in emerging market countries may be subject to additional risks than investment in the US and in other developed countries. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of differentiations, exchange control regulations and indigenous economic and political developments.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $66,274 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS


The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

Long-Term Corporation and Tax-Exempt Debt Ratings

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category. IBCA does not rate tax-exempt bonds.

The two highest ratings of Thomson for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be very high. Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings

The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. The A-2 designation indicates that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Ample alternate liquidity is maintained.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Tax-Exempt Note Ratings

A S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). MIG-1/VMIG-1 denotes best quality. There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Fitch uses its short-term ratings described above under "Short-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes.

D&P uses the fixed-income ratings described above under "Long-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes and other short-term obligations.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                            ACTIVE INTERNATIONAL FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").


This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Active International Fund (the "Active International Fund" or the "Fund") as contained in the Fund's Prospectus dated ________1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS
STRUCTURE AND GOVERNANCE.....................................................3

   Organization and Business History.........................................3
   Shareholder Meetings......................................................4
   Controlling Shareholders..................................................4
   Principal Shareholders....................................................4
   Trustees and Officers.....................................................4

OPERATION OF INVESTMENT COMPANY..............................................7

   Service Providers.........................................................7
   Advisor...................................................................7
   Administrator.............................................................7
   Distributor...............................................................8
   Custodian and Transfer Agent..............................................8
   Independent Accountants...................................................8
   Distribution Plan.........................................................8
   Federal Law Affecting State Street........................................9
   Valuation of Fund Shares.................................................10
   Brokerage Practices......................................................10
   Portfolio Turnover Policy................................................12
   Portfolio Turnover Rate..................................................12
   Total Return Quotations..................................................12

INVESTMENTS.................................................................13

   Investment Restrictions..................................................13
   Investment Policies......................................................14
   Hedging Strategies and Related Investment Techniques.....................16

RISK CONSIDERATIONS.........................................................19


TAXES.......................................................................20


FINANCIAL STATEMENTS........................................................21


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS................................22

   Ratings of Debt Instruments..............................................22
   Ratings of Commercial Paper..............................................22

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY


Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:

-------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                                                May 2, 1988
-------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                                  March 1, 1991
-------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                               May 4, 1992
-------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                                   July 1, 1992
-------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                                  November 9, 1992
-------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                               December 30, 1992
-------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                                           September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                                                September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                                    December 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                                          February 22, 1994
-------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                                            March 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                                       December 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Active International Fund                                        March 7, 1995
-------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                                 February 7, 1996
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                                     July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                                       July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund                            July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                                              May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                                             May 5, 1998
-------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                                              *
-------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

----------
** As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.


Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.


SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS


The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.


The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

PRINCIPAL SHAREHOLDERS


As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:
o

TRUSTEES AND OFFICERS


The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




----------------------------------------------------------

Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
 Lynn L. Anderson                          $0
----------------------------------------------------------
 William L. Marshall                  $55,500
----------------------------------------------------------
 Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

----------------------------------------------------------
 Patrick J. Riley                     $55,500
----------------------------------------------------------
 Richard D. Shirk                     $55,500
----------------------------------------------------------
 Bruce D. Taber                       $55,500
----------------------------------------------------------
 Henry W. Todd                        $55,500
----------------------------------------------------------


---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
 Money Market Fund
---------------------------------------------------------------------------------
 US Government Money Market
---------------------------------------------------------------------------------
 Matrix Equity
---------------------------------------------------------------------------------
 S&P 500 Index
---------------------------------------------------------------------------------
 Small Cap
---------------------------------------------------------------------------------
 Yield Plus
---------------------------------------------------------------------------------
 Bond Market
---------------------------------------------------------------------------------
 Emerging Markets
---------------------------------------------------------------------------------
 US Treasury Money Market
---------------------------------------------------------------------------------
 Growth & Income
---------------------------------------------------------------------------------
 Intermediate
---------------------------------------------------------------------------------
 Prime Money Market
---------------------------------------------------------------------------------
 Tax Free Money Market
---------------------------------------------------------------------------------
 Active International
---------------------------------------------------------------------------------
 International Growth Opportunities(1)
---------------------------------------------------------------------------------
 Real Estate Equity(1)
---------------------------------------------------------------------------------
 High Yield Bond(1)
---------------------------------------------------------------------------------
 Special Equity(1)
---------------------------------------------------------------------------------
 Aggressive Equity(1)
---------------------------------------------------------------------------------


                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS


Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

Investment Advisor, Custodian and
Transfer Agent:                             State Street Bank and Trust Company
Administrator:                              Frank Russell Investment Management Company
Distributor:                                Russell Fund Distributors, Inc.

----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP



ADVISOR


State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


The Fund accrued the following expenses to Advisor for the fiscal years ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
$789,484                          $516,858                       $294,486
------------------------------------------------------------------------------------------------

Additionally, Advisor voluntarily agreed to waive up to the full amount of its advisory fees for the Fund to the extent that expenses exceed 1.00% of average daily net assets on an annual basis, which amounted to $303,608 in fiscal 1998, $274,723 in fiscal 1997 and $186,020 in fiscal 1996.


ADMINISTRATOR


Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.


The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


The Fund accrued the following expenses to Administrator for the fiscal years ended August 31:


--------------------------------------------------------------------------------
1998                              1997                           1996
--------------------------------------------------------------------------------
$69,319                           $42,948                        $23,662
--------------------------------------------------------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT

State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN


Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.



The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued expenses in the following amount to Distributors for the fiscal year ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
$37,376                           $25,068                        $10,949
------------------------------------------------------------------------------------------------

For fiscal 1998, this amount is reflective of the following individual payments:

Advertising                              $2,581
Printing of Prospectuses                  4,846
Compensation to Dealers                     410
Compensation to Sales Personnel          11,001
Other*                                   18,538
                                        -------
                                        $37,376
                                        =======



Under the Plan, each Fund may also enter into agreements ("Service
Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."


The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal year ended August 31:


------------------------------------------------------------------------------------------------
1998                              1997                           1996
------------------------------------------------------------------------------------------------
$31,171                           $21,040                        $10,086
------------------------------------------------------------------------------------------------


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

----------
* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The brokerage commissions paid by the Fund for the fiscal years ended August 31:

------------------------------------------------------------------------------------------------
1998                               1997                           1996
------------------------------------------------------------------------------------------------
                                   $145,721                       $66,505
------------------------------------------------------------------------------------------------


During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

                                                        ($000)
                                                   -----------------
 Investment Technology Group, Inc.(1)                      0
 Morgan Stanley & Co.(1)                                   0
 Broadcort Capital(1)                                      0
 Merrill Lynch, Pierce, Fenner, Inc.                       0
 State Street Brokerage Services, Inc.(1)                  0
 Bear, Stearns Securities(1)                               0
 National Financial Services(1)                            0
 Nomura Securities International(1)                        0
 Barclays Dezoete Wedd1                                    0
 Instinet1                                                 0
 Prebon(2)                                                 0
 Swiss Bank Corp.(2)                                       0
 Lummis & Co.(2)                                           0
 HSBC Securities(2)                                        0
 Goldman Sachs & Co.(2)                                    0
 UBS Securities, Inc.(2)                                   0
 Aubrey G. Lanston & Co.(2)                                0
 Lehman Brothers Inc.(2)                                   0
 Donaldson, Lufkin & Jenrette(2)                           0


PORTFOLIO TURNOVER POLICY

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the Fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. The Fund will limit investments in illiquid securities to 15% of net assets.

----------
(1) Broker commissions only
(2) Broker principal transactions only

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.

The portfolio turnover rate for the Fund for each of the fiscal years ended August 31 was:


--------------------------------------------------------------------------------
1998                              1997                           1996
--------------------------------------------------------------------------------
74.79%                            48.29%                         22.02%
--------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            where:  P    =   a hypothetical initial payment of $1,000
                    T    =   average annual total return
                    n    =   number of years
                    ERV  =   ending redeemable value of a $1,000
                             payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The average annual total return for the Fund is as follows:



      One Year Ending         Inception to August
      August 31, 1998         31, 19984
       ----%                  ----%


                                  INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

----------
(1) Periods less than one year are not annualized. The Fund commenced operations on March 7, 1995.

In addition to that investment objective, the Fund also has certain fundamental investment restriction, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental, and restrictions 12 through 15 are nonfundamental. These restrictions apply at the time an investment is made. The Fund will not:


     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds exceed 5% of its total assets.

     3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements" or "reverse repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     6. Purchase or sell commodities or commodity futures contracts or options on a futures contract except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus, and if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein (including real estate investment trusts), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information.

     8. Except as required in connection with permissible financial options activities and futures contracts, purchase securities on margin or underwrite securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition. This restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or
          (ii) entering into repurchase transactions.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, except as described herein and in the Fund's Prospectus, and subject to the following conditions: (i) such options are written by other persons and (ii) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.


     13. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     14. Make investments for the purpose of gaining control of an issuer's management.

     15. Invest in real estate limited partnerships that are not readily marketable.


With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.


To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. The Fund currently does not intend to invest in the securities of any issuer that would qualify as a real estate investment trust under federal tax law.

Except with respect to Investment Restriction Nos. 2 and 13, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies. To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles.

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Debt Securities. The Fund may also invest in debt securities, including instruments issued by emerging market companies, governments and their agencies. Other debt will typically represent less than 5% of the Fund's assets. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk.These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." Please see the Appendix for a description of securities ratings.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund currently does not intend to invest more than 5% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Fund invest more than 15% of its net assets in illiquid securities. Due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                              RISK CONSIDERATIONS

Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in emerging market countries may be subject to additional risks than investment in the US and in other developed countries. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of differentiations, exchange control regulations and indigenous economic and political developments.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $100,182 incurred form November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

          Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

          A1+--Obligations supported by the highest capacity for timely repayment.

          A1--Obligations supported by a very strong capacity for timely repayment.

          A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

          B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

          D1--Obligations which have a high risk of default or which are currently in default.

                                                 Filed pursuant to Rule 485(a)
                                                  File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                  ______, 1998

SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA International Growth Opportunities Fund (the "International Growth Opportunities Fund" or the "Fund") as contained in the Fund's Prospectus dated ___________, 1998. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE........................................................3

   Organization and Business History............................................3
   Shareholder Meetings.........................................................4
   Controlling Shareholders.....................................................4
   Principal Shareholders.......................................................4
   Trustees and Officers........................................................4

OPERATION OF INVESTMENT COMPANY.................................................7

   Service Providers............................................................7
   Advisor......................................................................7
   Administrator................................................................7
   Distributor..................................................................8
   Custodian and Transfer Agent.................................................8
   Independent Accountants......................................................8
   Distribution Plan............................................................8
   Federal Law Affecting State Street...........................................9
   Valuation of Fund Shares.....................................................9
   Brokerage Practices.........................................................10
   Portfolio Turnover Policy...................................................11
   Portfolio Turnover Rate.....................................................12
   Total Return Quotations.....................................................12

INVESTMENTS....................................................................12

   Investment Restrictions.....................................................12
   Investment Policies.........................................................13
   Hedging Strategies and Related Investment Techniques........................16

RISK CONSIDERATIONS............................................................19


TAXES..........................................................................20


FINANCIAL STATEMENTS...........................................................20


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS...................................22

   Ratings of Debt Instruments.................................................22
   Ratings of Commercial Paper.................................................22

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or Fund. Each of the Funds is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:


-------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                                                May 2, 1988
-------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                                  March 1, 1991
-------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                               May 4, 1992
-------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                                   July 1, 1992
-------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                                  November 9, 1992
-------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                               December 30, 1992
-------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                                           September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                                                September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                                    December 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                                          February 22, 1994
-------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                                            March 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                                       December 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Active International Fund                                        March 7, 1995
-------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                                 February 7, 1996
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Balanced Fund                                     July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Growth Fund                                       July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Life Solutions Income and Growth Fund                            July 1, 1997
-------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                                              May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                                             May 5, 1998
-------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Aggressive Equity Fund                                              *
-------------------------------------------------------------------------------------------------


Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of ____________, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

PRINCIPAL SHAREHOLDERS

As of ______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.




----------------------------------------------------------
Trustee                    Total Annual Compensation
                           from Investment Company per
                           Fiscal Year
----------------------------------------------------------
Lynn L. Anderson                          $0
----------------------------------------------------------
William L. Marshall                  $55,500
----------------------------------------------------------
Steven J. Mastrovich                 $55,500
----------------------------------------------------------

----------
* An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

Patrick J. Riley                     $55,500
----------------------------------------------------------
Richard D. Shirk                     $55,500
----------------------------------------------------------
Bruce D. Taber                       $55,500
----------------------------------------------------------
Henry W. Todd                        $55,500
----------------------------------------------------------

---------------------------------------------------------------------------------
Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                          Compensation Attributable to
                                          Portfolio For the Fiscal Year Ending
                                          August 31, 1998
---------------------------------------------------------------------------------
Money Market Fund
---------------------------------------------------------------------------------
US Government Money Market
---------------------------------------------------------------------------------
Matrix Equity
---------------------------------------------------------------------------------
S&P 500 Index
---------------------------------------------------------------------------------
Small Cap
---------------------------------------------------------------------------------
Yield Plus
---------------------------------------------------------------------------------
Bond Market
---------------------------------------------------------------------------------
Emerging Markets
---------------------------------------------------------------------------------
US Treasury Money Market
---------------------------------------------------------------------------------
Growth & Income
---------------------------------------------------------------------------------
Intermediate
---------------------------------------------------------------------------------
Prime Money Market
---------------------------------------------------------------------------------
Tax Free Money Market
---------------------------------------------------------------------------------
Active International
---------------------------------------------------------------------------------
International Growth Opportunities(1)
---------------------------------------------------------------------------------
Real Estate Equity(1)
---------------------------------------------------------------------------------
High Yield Bond(1)
---------------------------------------------------------------------------------
Special Equity(1)
---------------------------------------------------------------------------------
Aggressive Equity(1)
---------------------------------------------------------------------------------


                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of each Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

Investment Advisor, Custodian and
Transfer Agent:                             State Street Bank and Trust Company
Administrator:                              Frank Russell Investment Management Company
Distributor:                                Russell Fund Distributors, Inc.

----------
(|) These portfolios were either not operational or did not operate a full year during fiscal 1998.

Independent Accountants:                    PricewaterhouseCoopers LLP

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as each Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs each Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus.


The Fund accrued the following expenses to the Advisor for the fiscal years ended August 31:

---------------------------------
1998
---------------------------------
 $47,352
---------------------------------


ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as each Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in each Fund's Prospectus.

The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.

The Fund accrued the following expenses to the Administrator for the fiscal years ended August 31:


---------------------------------
1998
---------------------------------
 $4,202
---------------------------------

DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each Fund has adopted an active distribution plan (the "Plan"), which is described in each Fund's Prospectus.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


The Fund accrued the following expenses to the Distributor for the fiscal years ended August 31:

---------------------------------
1998
---------------------------------
$1,408
---------------------------------

Under the Plan, each Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Fund's Prospectus under "Distribution Services and Shareholder Servicing."


For fiscal 1998, these amounts are reflective of the following individual payments:

Advertising                                        $   27
Printing of Prospectuses                              141
Compensation to Dealers                                --
Compensation to Sales Personnel                       397
Other(2)                                              843
                                                      ---
                                                   $1,408
                                                   ======


FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF FUND SHARES

The Fund determines net asset value per share once each business day, as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless the Board of Trustees determine that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the Fund values portfolio securities at fair value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange.

----------

* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. ADRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the US or Europe, as the case may be. ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


The brokerage commissions paid by the Fund amounted to the following for the fiscal years ended August 31:


        ---------------------------------
        1998
        ---------------------------------

        ---------------------------------

Of the total brokerage commissions paid by the Fund, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:


        ---------------------------------
        1998
        ---------------------------------

        ---------------------------------


Relating to the total brokerage commissions paid by the Fund for fiscal 1998, the percentage of brokerage commissions received by an affiliated broker/dealer amounted to _____% of the total.

The percentage of transactions (relating to trading activity) effected through an affiliated broker/dealer as a percentage of total transactions was _____% for the fiscal year ended August 31, 1998.

During the fiscal year ended August 31, 1998, the Fund purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund. The value of broker-dealer securities held as of August 31, 1998, is as follows:

       Investment Technology Group, Inc.(3)                                   0
       Morgan Stanley & Co.(1)                                                0
       Broadcort Capital(1)                                                   0
       Merrill Lynch, Pierce, Fenner, Inc.                                    0
       State Street Brokerage Services, Inc.(1)                               0
       Bear, Stearns Securities(1)                                            0
       National Financial Services(1)                                         0
       Nomura Securities International(1)                                     0
       Barclays Dezoete Wedd(1)                                               0
       Instinet(1)                                                            0
       Prebon(4)                                                              0
       Swiss Bank Corp.(2)                                                    0
       Lummis & Co.(2)                                                        0
       HSBC Securities(2)                                                     0
       Goldman Sachs & Co.(2)                                                 0
       UBS Securities, Inc.(2)                                                0
       Aubrey G. Lanston & Co.(2)                                             0
       Lehman Brothers Inc.(2)                                                0
       Donaldson, Lufkin & Jenrette(2)                                        0


PORTFOLIO TURNOVER POLICY

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the Fund's investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Some countries impose restrictions on repatriation of

----------
(3) Broker commissions only.
(4) Broker principal transactions only.

capital and/or dividends which would lengthen the Advisor's assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. The Fund will limit investments in illiquid securities to 15% of net assets.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


The portfolio turnover rate for the Fund for each of the fiscal years ended August 31 was:


        ---------------------------------
        1998
        ---------------------------------
        17.24%
        ---------------------------------


TOTAL RETURN QUOTATIONS

The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            Where:  P    =   a hypothetical initial payment of $1,000
                    T    =   average annual total return
                    n    =   number of years
                    ERV  =   ending redeemable value of a $1,000
                             payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental, and restriction 7 is nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds exceed 5% of its total assets.

     3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements" or "reverse repurchase agreements." A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets. Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     6. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or
          (ii) entering into repurchase transactions.

     7. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. The Fund currently does not intend to invest in the securities of any issuer that would qualify as a real estate investment trust under federal tax law.

With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.

Except with respect to Investment Restriction Nos. 2 and 13, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT POLICIES

To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies. To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and utilize the following investment techniques:

Equity Securities. The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets. The Fund's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles.

US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

Debt Securities. The Fund may also invest in debt securities, including instruments issued by emerging market companies, governments and their agencies. Other debt will typically represent less than 5% of the Fund's assets. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." Please see the Appendix for a description of securities ratings.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value.

The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities. Use of asset-backed securities will represent less than 5% of the Fund's total assets by issuer.

Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Special Situations and Illiquid Securities. The Fund and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. These investments are generally illiquid. The Fund currently does not intend to invest more than 5% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Fund invest more than 15% of its net assets in illiquid securities. Due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.


Variable and Floating Rate Securities. Variable rate US Government obligations are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


Zero Coupon Securities. These securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                               RISK CONSIDERATIONS

Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in emerging market countries may be subject to additional risks than investment in the US and in other developed countries. These risks include: (1) Volatile social, political and economic conditions can cause investments in emerging or developing markets exposure to economic structures that are generally less diverse and mature. Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries. The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. (3) The existence of national policies may restrict the Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

The Fund endeavors to buy and sell foreign currencies on favorable terms. Such price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of differentiations, exchange control regulations and indigenous economic and political developments.

                                      TAXES

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                              FINANCIAL STATEMENTS


The 1998 fiscal year-end financial statements for the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

          A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

          F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

          F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

          Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

          A1+--Obligations supported by the highest capacity for timely repayment.

          A1--Obligations supported by a very strong capacity for timely repayment.

          A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

          B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

          D1--Obligations which have a high risk of default or which are currently in default.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                            LIFE SOLUTIONS(SM) FUNDS

                                  ______, 1998

SSgA Funds (the "Investment Company") is a single legal entity organized as a Massachusetts business trust. The Investment Company operates multiple, separate investment portfolios.

This Statement of Additional Information ("SAI") describes the three portfolios listed below (the "Life Solutions Funds"), each of which invests in different combinations of other Investment Company portfolios (the "Underlying Funds"). The Underlying Funds each invest in different combinations of stocks, bonds and cash equivalents. As of the date of this SAI, the Investment Company offers in a single prospectus dated ____________, 1998, the following Life Solutions Funds:


                      Life Solutions Income and Growth Fund
                          Life Solutions Balanced Fund
                           Life Solutions Growth Fund

This SAI supplements or describes in greater detail information concerning the Investment Company, the Life Solutions Funds and the Underlying Funds contained in the Prospectus of the Life Solutions Funds. This SAI is not a prospectus; the SAI should be read in conjunction with the Life Solutions Funds' Prospectus. The Prospectus may be obtained without charge by telephoning or writing the Investment Company at the number or address shown above.

Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.

                                TABLE OF CONTENTS

STRUCTURE AND GOVERNANCE.......................................................3

   Organization and Business History...........................................3
   Controlling Shareholders....................................................4
   Trustees and Officers.......................................................5

OPERATION OF INVESTMENT COMPANY................................................7

   Service Providers...........................................................7
   Advisor.....................................................................7
   Administrator...............................................................9
   Distributor................................................................10
   Custodian and Transfer Agent...............................................11
   Independent Accountants....................................................11
   Distribution Plan..........................................................11
   Federal Law Affecting State Street.........................................14
   Valuation of Life Solutions Fund Shares....................................14
   Brokerage Practices........................................................15
   Portfolio Turnover Rate....................................................17
   Total Return Quotations....................................................18
   Yield......................................................................19

INVESTMENTS...................................................................19

   Investment Restrictions....................................................20
   Investment Practices of the Underlying Funds...............................21
   Investment Policies........................................................24
   Hedging Strategies and Related Investment Techniques.......................31

TAXES.........................................................................34

   Issues Related to Hedging and Option Investments...........................34

FINANCIAL STATEMENTS..........................................................35


APPENDIX:  DESCRIPTION OF SECURITIES RATINGS..................................36

   Ratings of Debt Instruments................................................36
   Ratings of Commercial Paper................................................36

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY.

Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Trustees may create additional Life Solutions and Underlying Funds at any time without shareholder approval.

The Life Solutions Funds commenced operations on July 1, 1997 The Underlying Funds commenced operations on the date set forth opposite the respective Fund's name:


-------------------------------------------------------------------------------------------------
 Underlying Fund                                                       Inception Date
-------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                                               December 30, 1992
-------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                                   July 1, 1992
-------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                                               May 4, 1992
-------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                                           September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                                              May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                                            March 1, 1994
-------------------------------------------------------------------------------------------------
 SSgA Active International Fund                                        March 7, 1995
-------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund                          May 1, 1998
-------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                                 February 7, 1996
-------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                                                September 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                                             May 5, 1998
-------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                                  November 9, 1992
-------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                                                May 2, 1988
-------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund                                  March 1, 1991
-------------------------------------------------------------------------------------------------

As of the date of this SAI, in addition to the Underlying Funds, the Investment Company is comprised of the following additional investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:


-------------------------------------------------------------------------------------------------
Additional Investment Company Portfolios                               Inception Date
-------------------------------------------------------------------------------------------------
 SSgA US Treasury Money Market Fund                                    December 1, 1993
-------------------------------------------------------------------------------------------------
 SSgA Prime Money Market Fund                                          February 22, 1994
-------------------------------------------------------------------------------------------------
 SSgA Tax Free Money Market Fund                                       December 1, 1994
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 Aggressive Equity Fund                                                   *
-------------------------------------------------------------------------------------------------

*As of the date of this Statement of Additional Information, this portfolio has not commenced operations.


The Investment Company offers shares of beneficial interest in its other portfolios, including the Underlying Funds, in prospectuses separate from this SAI. Prospectuses for all Investment Company portfolios may be obtained by calling the distributor, Russell Fund Distributors, Inc., at (800) 647-7327 or at its Internet Web Site at www.ssgafunds.com.


Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Life Solutions or Underlying Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Life Solutions or Underlying Fund may be held personally liable for the obligations of a Life Solutions or Underlying Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Life Solutions or Underlying Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Life Solutions or Underlying Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Life Solutions or Underlying Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Life Solutions or Underlying Fund itself would be unable to meet its obligations.

SHAREHOLDER MEETINGS

Investment Company will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CONTROLLING SHAREHOLDERS

The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of _______________, 1998, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

As of _______________, 1998, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Life Solutions Funds. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

Life Solutions Income and Growth

Life Solutions Balanced Fund

Life Solutions Growth Fund

The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the operation of each Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. Investment Company's officers and employees are paid by Administrator or its affiliates.


The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.


*Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


*Steven J. Mastrovich, Trustee. Born 11/3/56. 176 Federal Street, 3rd Floor, Boston, MA 02110. President, Key Global Capital, Inc. From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.


Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.


Mark E. Swanson, Assistant Secretary and Principal Accounting Officer. Born 11/26/63. Treasurer, and Chief Accounting Officer, Frank Russell Investment Company Funds; Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the SSgA Funds. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

          ----------------------------------------------------------

          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year
          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $55,500
          ----------------------------------------------------------
           Steven J. Mastrovich                 $55,500
          ----------------------------------------------------------
           Patrick J. Riley                     $55,500
          ----------------------------------------------------------
           Richard D. Shirk                     $55,500
          ----------------------------------------------------------
           Bruce D. Taber                       $55,500
          ----------------------------------------------------------
           Henry W. Todd                        $55,500
          ----------------------------------------------------------

          ---------------------------------------------------------------------------------

          Name of SSgA Fund Portfolio               Amount of Total Annual Trustee
                                                    Compensation Attributable to
                                                    Portfolio For the Fiscal Year Ending
                                                    August 31, 1998
          ---------------------------------------------------------------------------------
           Money Market Fund
          ---------------------------------------------------------------------------------
           US Government Money Market
          ---------------------------------------------------------------------------------
           Matrix Equity
          ---------------------------------------------------------------------------------
           S&P 500 Index
          ---------------------------------------------------------------------------------
           Small Cap
          ---------------------------------------------------------------------------------
           Yield Plus
          ---------------------------------------------------------------------------------
           Bond Market
          ---------------------------------------------------------------------------------
           Emerging Markets
          ---------------------------------------------------------------------------------
           US Treasury Money Market
          ---------------------------------------------------------------------------------
           Growth & Income
          ---------------------------------------------------------------------------------
           Intermediate
          ---------------------------------------------------------------------------------
           Prime Money Market
          ---------------------------------------------------------------------------------
           Tax Free Money Market
          ---------------------------------------------------------------------------------
           Active International
          ---------------------------------------------------------------------------------
           International Growth Opportunities(1)
          ---------------------------------------------------------------------------------
           Real Estate Equity(1)
          ---------------------------------------------------------------------------------
           High Yield Bond(1)
          ---------------------------------------------------------------------------------
           Special Equity(1)
          ---------------------------------------------------------------------------------
           Aggressive Equity(1)
          ---------------------------------------------------------------------------------

----------
(1) These portfolios were either not operational or did not operate a full year during fiscal 1998.

                         OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS

Most of the Life Solutions and Underlying Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


       --------------------------------------------------------------------------------------------------------------
       Investment Advisor, Custodian and Transfer Agent:          State Street Bank and Trust Company
       --------------------------------------------------------------------------------------------------------------
       Administrator:                                             Frank Russell Investment Management Company
       --------------------------------------------------------------------------------------------------------------
       Distributor:                                               Russell Fund Distributors, Inc.
       --------------------------------------------------------------------------------------------------------------
       Independent Accountants:                                   PricewaterhouseCoopers LLP
       --------------------------------------------------------------------------------------------------------------


Each Life Solutions Fund, as a shareholder of the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds.

ADVISOR

State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Life Solutions and Underlying Funds' investment Advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

Under the Advisory Agreement, Advisor directs the Life Solutions Fund's investments in accordance with their investment objectives, policies and limitations. The Life Solutions Funds do not pay Advisory fees. However, as consideration for the Advisor's services to the Underlying Funds, the Advisor receives from each of the Underlying Funds an annual advisory fee, accrued daily at the rate of 1/365th of the applicable advisory fee rate and payable monthly on the first business day of each month, of the following annual percentages of each Underlying Fund's average daily net assets during the month:


         -------------------------------------------------------
          SSgA S&P 500 Index Fund                 0.10%
         -------------------------------------------------------
          SSgA Small Cap Fund                     0.75%
         -------------------------------------------------------
          SSgA Matrix Equity Fund                 0.75%
         -------------------------------------------------------
          SSgA Special Equity Fund
         -------------------------------------------------------
          SSgA Real Estate Equity Fund
         -------------------------------------------------------
          SSgA Growth and Income Fund             0.85%
         -------------------------------------------------------
          SSgA Emerging Markets Fund              0.75%
         -------------------------------------------------------
          SSgA Active International Fund          0.75%
         -------------------------------------------------------
          SSgA International Growth
          Opportunities Fund
         -------------------------------------------------------
          SSgA Bond Market Fund                   0.30%
         -------------------------------------------------------
          SSgA Intermediate Fund                  0.80%
         -------------------------------------------------------
          SSgA High Yield Bond Fund
         -------------------------------------------------------
          SSgA Yield Plus Fund                    0.25%
         -------------------------------------------------------
          SSgA Money Market Fund                  0.25%
         -------------------------------------------------------
          SSgA US Government Money Market         0.25%
          Fund
         -------------------------------------------------------

The following table shows the expenses accrued by the Underlying Funds for Advisory services for the past three fiscal years:


         -------------------------------------------------------------------------------------------------------------
         Advisory Expenses Accrued by Underlying Funds for the Fiscal Years Ended August 31:
         -------------------------------------------------------------------------------------------------------------
         Underlying Fund                                          1996                 1997              1998
         -------------------------------------------------------------------------------------------------------------
         SSgA S&P 500 Index Fund                               $ 609,089           $1,006,157         $1,553,362
         -------------------------------------------------------------------------------------------------------------
         SSgA Small Cap Fund                                     276,229              689,684          2,570,320
         -------------------------------------------------------------------------------------------------------------
         SSgA Matrix Equity Fund                               1,755,268            2,659,554          3,831,136
         -------------------------------------------------------------------------------------------------------------
         SSgA Growth and Income Fund                             437,548              572,342            841,720
         -------------------------------------------------------------------------------------------------------------
         SSgA Special Equity Fund                                   --                  --
         -------------------------------------------------------------------------------------------------------------
         SSgA Real Estate Equity Fund                               --                  --
         -------------------------------------------------------------------------------------------------------------
         SSgA Emerging Markets Fund                              709,651            1,363,080          1,997,920
         -------------------------------------------------------------------------------------------------------------
         SSgA Active International Fund                          294,486              516,858            789,484
         -------------------------------------------------------------------------------------------------------------
         SSgA International Growth Opportunities Fund               --                  --
         -------------------------------------------------------------------------------------------------------------
         SSgA Bond Market Fund                                    38,564              144,230            396,385
         -------------------------------------------------------------------------------------------------------------
         SSgA Intermediate Fund                                  332,599              372,981            526,775
         -------------------------------------------------------------------------------------------------------------
         SSgA High Yield Bond Fund                                  --                  --
         -------------------------------------------------------------------------------------------------------------
         SSgA Yield Plus Fund                                  3,461,407            2,310,253          1,562,490
         -------------------------------------------------------------------------------------------------------------
         SSgA Money Market Fund                                8,559,529           10,638,528         12,730,865
         -------------------------------------------------------------------------------------------------------------
         SSgA US Government Money Market Fund                  1,546,062            2,091,160          2,155,910
         -------------------------------------------------------------------------------------------------------------


The Advisor has voluntarily agreed to waive or reimburse its Advisory fee for some of the Underlying Funds, which amounted to the following percentages of average daily net assets for the fiscal year ended August 31, 1998:


-------------------------------------------------------------
 SSgA S&P 500 Index Fund                             .10%
-------------------------------------------------------------
 SSgA Small Cap Fund                                 .00
-------------------------------------------------------------
 SSgA Matrix Equity Fund                             .29
-------------------------------------------------------------
 SSgA Growth and Income Fund                         .19
-------------------------------------------------------------
 SSgA Emerging Markets Fund                          .13
-------------------------------------------------------------
 SSgA Active International Fund                      .29
-------------------------------------------------------------
 SSgA Bond Market Fund                               .04
-------------------------------------------------------------
 SSgA Intermediate Fund                              .53
-------------------------------------------------------------
 SSgA Yield Plus Fund                                .00
-------------------------------------------------------------
 SSgA Money Market Fund                              .00
-------------------------------------------------------------
 SSgA US Government Money Market Fund                .00
-------------------------------------------------------------


The following table shows Advisory fees waived, if any, for the Underlying Funds by the Advisor for the past three fiscal years:


--------------------------------------------------------------------------------------------
Advisory Expenses Waived by the Advisor for the Underlying Funds for
the Fiscal Years Ended August 31:
--------------------------------------------------------------------------------------------
Underlying Fund                       1996               1997               1998
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund              $609,089           $1,006,157         $1,553,362
--------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund               877,634            1,329,777          1,468,858
--------------------------------------------------------------------------------------------
 SSgA Active International Fund        186,020              274,723           $303,608
--------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                  38,564              115,024            $57,983
--------------------------------------------------------------------------------------------


The following table shows Advisory fees reimbursed, if any, for the Underlying Funds by the Advisor for the past three fiscal years:


--------------------------------------------------------------------------------------------
Advisory Expenses Reimbursed by the Advisor for the Underlying Funds
for the Fiscal Years Ended August 31:
--------------------------------------------------------------------------------------------
Underlying Fund                       1996               1997                 1998
--------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                  $  66,461          $  86,094              --
--------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund            233,947            174,536            $189,990
--------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund             366,588            478,666             342,890
--------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                 322,501            327,656             349,406
--------------------------------------------------------------------------------------------



The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Life Solutions Fund and either a majority of all Trustees or a majority of the shareholders of the Life Solutions Fund approve its continuance. The Agreement may be terminated by Advisor or the Life Solutions Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

ADMINISTRATOR

Frank Russell Investment Management Company ("Administrator") serves as the Life Solutions and Underlying Funds' Administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). The Life Solutions Funds do not pay the Administrator a fee. However, each Underlying Fund pays the Administrator for its services. A description of the services provided under the Administration Agreement and the basis for computing the administration fee is provided in the Life Solutions Fund's Prospectus. The following table shows the expenses accrued by the Underlying Funds for administration services for the past three fiscal years:


 -----------------------------------------------------------------------------------------------------------
 Administration Expenses Accrued by Underlying Funds for the Fiscal Years Ended August 31:
 -----------------------------------------------------------------------------------------------------------
 Underlying Fund                                     1996              1997               1998
 -----------------------------------------------------------------------------------------------------------
  SSgA S&P 500 Index Fund                           $171,521        $  300,097            $469,014
 -----------------------------------------------------------------------------------------------------------
  SSgA Small Cap Fund                                 10,629            26,966             104,139
 -----------------------------------------------------------------------------------------------------------
  SSgA Matrix Equity Fund                             73,095            98,998             155,073
 -----------------------------------------------------------------------------------------------------------
  SSgA Growth and Income Fund                         14,921            19,744              29,989
 -----------------------------------------------------------------------------------------------------------
  SSgA Special Equity Fund                              --                --
 -----------------------------------------------------------------------------------------------------------
  SSgA Real Estate Equity Fund                          --                --
 -----------------------------------------------------------------------------------------------------------
  SSgA Emerging Markets Fund                          57,122            113,579            175,204
 -----------------------------------------------------------------------------------------------------------
  SSgA Active International Fund                      23,662             42,948             69,319
 -----------------------------------------------------------------------------------------------------------
  SSgA International Growth Opportunities Fund          --                --
 -----------------------------------------------------------------------------------------------------------
  SSgA Bond Market Fund                                3,000            14,790              39,978
 -----------------------------------------------------------------------------------------------------------
  SSgA Intermediate Fund                              12,048            13,683              19,915
 -----------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------
  SSgA High Yield Bond Fund                             --                --
 -----------------------------------------------------------------------------------------------------------
  SSgA Yield Plus Fund                               384,596           290,411             188,882
 -----------------------------------------------------------------------------------------------------------
  SSgA Money Market Fund                             996,454         1,245,280           1,532,523
 -----------------------------------------------------------------------------------------------------------
  SSgA US Government Money Market Fund               179,304           244,335             262,785
 -----------------------------------------------------------------------------------------------------------


The following table shows the Administration fees of the Underlying Funds waived, if any, by the Administrator, for the past three fiscal years:


--------------------------------------------------------------------------------------------
Administration Expenses Waived by Administrator for the Underlying
Funds for the Fiscal Years Ended August 31:
--------------------------------------------------------------------------------------------
Underlying Fund                      1996               1997               1988
--------------------------------------------------------------------------------------------
SSgA Bond Market Fund                $673                 --                 --
--------------------------------------------------------------------------------------------


The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Life Solutions Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or the Life Solutions Funds without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Zurich, Paris and Auckland, and have approximately 1,400 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company.


DISTRIBUTOR

Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the custodian ("Custodian") and transfer agent
("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.


DISTRIBUTION PLAN

Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Life Solutions Funds may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Life Solutions Funds may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Life Solutions Funds have adopted an active distribution plan (the "Plan"), which is described in the Life Solutions Fund's Prospectus. Further, the Underlying Funds have adopted an active distribution plan.

The Plan provides that the Life Solutions Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Funds may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

The following table shows the expenses accrued by the Underlying Funds to Russell Fund Distributors, Inc., as Distributor, for the past three fiscal years ended August 31:


-------------------------------------------------------------------------------------------------------
Distribution Expenses Accrued by Underlying Funds for the Fiscal Years Ended August 31:
-------------------------------------------------------------------------------------------------------
Underlying Fund                                 1996               1997               1998
-------------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                       $134,689          $  326,488            $689,820
-------------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                             25,184              48,647             233,331
-------------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                        103,500              95,276             189,023
-------------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                     21,617              23,811              50,316
-------------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                          --                 --
-------------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                      --                 --
-------------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                     210,030             330,683             243,326
-------------------------------------------------------------------------------------------------------
 SSgA Active International Fund                  10,949              25,068              37,376
-------------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund      --                 --
-------------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                            2,738              19,299              46,241
-------------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                          22,007              18,633              22,918
-------------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund                         --                 --
-------------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                           256,977             274,801             240,957
-------------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                         817,506           1,580,068           2,327,851
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 SSgA US Government Money Market Fund           106,509             287,158             309,505
-------------------------------------------------------------------------------------------------------


The following table shows the expenses accrued by the Life Solutions Funds to Russell Fund Distributors, Inc., as Distributor, for the fiscal years ended August 31:


--------------------------------------------------------------------------
Distribution Expenses Accrued by The Life Solutions Funds for the
Fiscal Year Ended August 31:
--------------------------------------------------------------------------
Life Solutions Fund                  1997               1998
--------------------------------------------------------------------------
 Balanced                             $4,243             $40,582
--------------------------------------------------------------------------
 Growth                                3,775              26,907
--------------------------------------------------------------------------
 Income and Growth                     1,126               9,748
--------------------------------------------------------------------------


For fiscal 1998, this amount is reflective of the following individual payments:

-----------------------------------------------------------------------------------------------------------------------
                  Advertising    Printing of      Compensation to     Compensation to      Other*         Total
                                 Prospectuses     Dealers             Sales Personnel
-----------------------------------------------------------------------------------------------------------------------
Underlying Fund:
-----------------------------------------------------------------------------------------------------------------------
 S&P 500 Index          $46,180           56,085              40,336              161,333        385,886      $689,820
------------------------------------------------------------------------------------------------------------==========
 Small Cap              $15,809           20,201              77,435               43,502         76,384      $233,331
------------------------------------------------------------------------------------------------------------==========
 Matrix                 $21,348           14,648                 812               56,039         96,176      $189,023
------------------------------------------------------------------------------------------------------------==========
 Growth and
  Income                 $5,293            4,582               1,510               10,161         28,770       $50,316
------------------------------------------------------------------------------------------------------------==========
 Special Equity
----------------------------------------------------------------------------------------------------------------------
 Real Estate
  Equity
----------------------------------------------------------------------------------------------------------------------
 Emerging
  Markets                $5,064           11,241             136,300               39,035         51,686      $243,326
------------------------------------------------------------------------------------------------------------==========
 Active
  International          $2,581            4,846                 410               11,001         18,538       $37,376
------------------------------------------------------------------------------------------------------------==========
 International
  Growth
  Opportunities
----------------------------------------------------------------------------------------------------------------------
 Bond Market             $3,149            7,417                                   12,645         23,022       $46,241
------------------------------------------------------------------------------------------------------------==========
 Intermediate              $894             3832                 169                6,527          11496       $22,918
------------------------------------------------------------------------------------------------------------==========
 High Yield Bond
-----------------------------------------------------------------------------------------------------------------------
 Yield Plus             $22,148           14,939              23,540               69,861        110,469      $240,957
------------------------------------------------------------------------------------------------------------==========
 Money
  Market                $49,203          112,552             880,916              514,386        770,794    $2,327,851
------------------------------------------------------------------------------------------------------------==========

-----------------------------------------------------------------------------------------------------------------------
 Government              $7,732           17,625           4                       85,502        198,642      $309,505
------------------------------------------------------------------------------------------------------------==========
Life Solutions
Funds:
-----------------------------------------------------------------------------------------------------------------------
 Balanced                $5,302              158          --                          895         34,227       $40,582
------------------------------------------------------------------------------------------------------------==========
 Growth                  $3,257              160          --                          315         23,175       $26,907
------------------------------------------------------------------------------------------------------------==========
 Income and
 Growth                  $1,208              156          --                          814          7,570        $9,748
------------------------------------------------------------------------------------------------------------==========



-----------------
* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

Under the Plan, the Underlying Funds may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Underlying Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in each Underlying Fund's Prospectus under "Distribution and Shareholder Servicing."

The following table shows the expenses accrued, if any, by the Underlying Funds to the Advisor, under a Service Agreement pursuant to Rule 12b-1, for the past three fiscal years ended August 31:


------------------------------------------------------------------------------------------------------------
Expenses Accrued by Underlying Funds to Advisor Pursuant to a Service
Agreement for the Fiscal Years Ended August 31:
------------------------------------------------------------------------------------------------------------
Underlying Fund                                      1996              1997               1998
------------------------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund                            $199,851         $ 335,725           $631,162
------------------------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                                  11,505            26,732            232,393
------------------------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund                              82,427           195,589            439,064
------------------------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund                          13,646            24,972             74,072
------------------------------------------------------------------------------------------------------------
 SSgA Special Equity Fund                               --                --
------------------------------------------------------------------------------------------------------------
 SSgA Real Estate Equity Fund                           --                --
------------------------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund                           26,521            54,699             79,828
------------------------------------------------------------------------------------------------------------
 SSgA Active International Fund                       10,086            21,040             31,170
------------------------------------------------------------------------------------------------------------
 SSgA International Growth Opportunities Fund
------------------------------------------------------------------------------------------------------------
 SSgA Bond Market Fund                                 3,214            10,607             26,404
------------------------------------------------------------------------------------------------------------
 SSgA Intermediate Fund                               10,699            16,776             36,354
------------------------------------------------------------------------------------------------------------
 SSgA High Yield Bond Fund
------------------------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund                                320,725           255,201            270,457
------------------------------------------------------------------------------------------------------------
 SSgA Money Market Fund                            1,268,824         1,551,176          2,028,062
------------------------------------------------------------------------------------------------------------
 SSgA US Government Money  Market Fund               241,584           719,992            454,700
------------------------------------------------------------------------------------------------------------


For the fiscal year ended August 31, 1998, the Life Solutions Funds accrued no expenses to the Advisor under a Service Agreement pursuant to Rule 12b-1.

FEDERAL LAW AFFECTING STATE STREET

The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of a Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with each Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

VALUATION OF LIFE SOLUTIONS FUND SHARES

Net asset value per share is calculated once each business day for the Life Solutions Funds as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Life Solutions Funds' net asset value is determined by appraising each Fund's underlying investment (i.e., the Underlying Funds as the current net asset value per share of the Underlying Fund). Trading may occur in the Underlying Funds in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). Because the net asset value of the Underlying Funds will not be calculated at such times, if securities held in the Underlying Funds are traded at such times, the Underlying Funds' net asset value per share may be significantly affected at times when shareholders do not have the ability to purchase or redeem shares, which in turn affects the net asset value of the Life Solutions Funds. Moreover, trading in securities on European and Asian exchanges and in the over-the-counter market is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Underlying Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Underlying Fund's net asset value, in which case an adjustment would be made.

With the exceptions noted below, the Underlying Funds value portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

The Underlying Funds value securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Underlying Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on Underlying Fund shares computed by dividing the annualized daily income of the Underlying Fund's portfolio by the net asset value based upon the amortized cost valuation method may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Underlying Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

BROKERAGE PRACTICES

Since the Life Solutions Funds purchase only shares of the Underlying Funds, such transactions are effected through the Funds' Transfer Agent and are not effected through a broker. However, all portfolio transactions are placed on behalf of the Underlying Funds by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of

Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Underlying Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Underlying Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

The Trustees periodically review the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Underlying Funds and review the prices paid by the Underlying Funds over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Underlying Funds. Certain services received by Advisor attributable to a particular Underlying Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

The following table shows the brokerage commissions paid by the certain Underlying Funds for the past three fiscal years. Underlying Funds not listed below paid no brokerage commissions during the past three years:

--------------------------------------------------------------------------------------------
Brokerage Commissions Paid by Underlying Funds for the Fiscal Years Ended August 31:
--------------------------------------------------------------------------------------------
Underlying Fund                      1996               1997               1998
--------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund            $ 59,139           $104,796
--------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                  83,140            381,531
--------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund             615,372            790,356
--------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund          39,435             34,566
--------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund          205,687            260,777
--------------------------------------------------------------------------------------------
 SSgA Active International Fund       66,505            145,721
--------------------------------------------------------------------------------------------

For the fiscal year ended August 31, 1998, the Life Solutions Funds paid no brokerage commissions.

Of the total brokerage commissions paid by certain Underlying Funds, the following table shows the amount of commissions received, if any, by an affiliated broker/dealer for the past three fiscal years:

--------------------------------------------------------------------------------------------
Brokerage Commissions Received by Affiliated Broker/Dealers for the
Fiscal Years Ended August 31:
--------------------------------------------------------------------------------------------
Underlying Fund                      1996               1997               1998
--------------------------------------------------------------------------------------------
 SSgA S&P 500 Index Fund            $ 11,820          $  40,965
--------------------------------------------------------------------------------------------
 SSgA Small Cap Fund                  38,694             52,449
--------------------------------------------------------------------------------------------
 SSgA Matrix Equity Fund             143,583            175,918
--------------------------------------------------------------------------------------------
 SSgA Growth and Income Fund          15,495             20,282
--------------------------------------------------------------------------------------------
 SSgA Emerging Markets Fund            2,726                --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 SSgA Active International Fund         --                  --
--------------------------------------------------------------------------------------------

The following table shows: (1) the percentage of brokerage commissions received by affiliated broker/dealers (in relation to the total brokerage commissions paid by the Underlying Funds and Life Solutions Funds); and (2) the percentage of trading activity transactions effected through an affiliated broker/dealer (in relation to total transactions effected by the Underlying Funds or Life Solutions Funds) for the fiscal year ended August 31, 1998:


------------------------------------------------------------------------------------------------------
Fund                                  Total Brokerage Commissions        Total Commission-Based
                                      Received by Affiliated B/Ds (%)    Transactions Effected
                                                                         Through Affiliated B/Ds (%)
------------------------------------------------------------------------------------------------------
 S&P 500 Index Fund                   39.09                              34.30
------------------------------------------------------------------------------------------------------
 Small Cap Fund                       13.75                               9.98
------------------------------------------------------------------------------------------------------
 Matrix Equity Fund                   22.26                              20.77
------------------------------------------------------------------------------------------------------
 Growth and Income Fund               58.68                              54.77
------------------------------------------------------------------------------------------------------

During the fiscal year ended August 31, 1998, the Underlying Funds and Life Solutions Funds purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of each Underlying Fund's or Life Solutions Funds' 10 largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of each Underlying Fund or Life Solutions Fund. The holdings of the Underlying Fund's and Life Solutions Funds' top 10 broker/dealers as of August 31, 1998, is as follows:

Broker/Dealer ($000)

-------------------------------------------------------------------------------------------------------------------------
Fund                  Bear Stearns  Donaldson     Lehman      Merrill     Morgan     UBS         Swiss Bank   HSBC
                                    L&J           Bros        Lynch       Stanley    Securities               Securities
-------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index           --            --            --        3,573       4,801        --          --           --
-------------------------------------------------------------------------------------------------------------------------
 Matrix Equity         3,873           --          1,575         --          --         --          --           --
-------------------------------------------------------------------------------------------------------------------------
 Intermediate            --            --            --          --          300        --          --           --
-------------------------------------------------------------------------------------------------------------------------
 Yield Plus              --            --            --          --       37,814        --          --         14,000
-------------------------------------------------------------------------------------------------------------------------
 Money Market            --            --            --          --      139,575        --        14,998         --
-------------------------------------------------------------------------------------------------------------------------

During the fiscal year ended August 31, 1998, the Active International, Growth and Income, Small Cap, Bond Market, US Government and Emerging Markets Funds did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-1 of the 1940 Act.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate for each Life Solutions Fund is calculated by dividing the lesser of purchases or sales of underlying fund shares for the particular year by the monthly average value of the underlying fund shares owned by the Fund during the year. Each Life Solutions Fund's portfolio turnover rate is expected to not exceed 100%. The Life Solutions Funds will not purchase or sell underlying fund shares to: (i) accommodate purchases and sales of each Fund's shares; (ii) change the percentages of each Fund's assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund's assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

For the fiscal year ended August 31, 1998, the portfolio turnover rates for the Life Solutions Funds were:

------------------------------------------------------------------
Income and Growth      Balanced              Growth
------------------------------------------------------------------
  106.68%(1)              51.61%*               39.49%*
------------------------------------------------------------------

The following table shows the portfolio turnover rate for the Underlying Funds for each of the fiscal years ended August 31:


         -----------------------------------------------------------------------------------------------------
         Underlying Fund                               1996               1997              1998
                                                       (%)                (%)               (%)
         -----------------------------------------------------------------------------------------------------
          S&P 500 Index Fund                              28.72               7.54             26.17
         -----------------------------------------------------------------------------------------------------
          Small Cap Fund                                  76.85             143.79             86.13
         -----------------------------------------------------------------------------------------------------
          Matrix Equity Fund                             150.68             117.27            133.63
         -----------------------------------------------------------------------------------------------------
          Growth and Income Fund                          38.34              29.88             66.44
         -----------------------------------------------------------------------------------------------------
          Special Equity Fund                             --                 --
          Real Estate Equity Fund                         --                 --
         -----------------------------------------------------------------------------------------------------
          Emerging Markets Fund                            4.36              15.00             35.55
         -----------------------------------------------------------------------------------------------------
          Active International Fund                       22.02              48.29             74.79
         -----------------------------------------------------------------------------------------------------
          International Growth Opportunities Fund         --                 --
         -----------------------------------------------------------------------------------------------------
          Bond Market Fund                               313.85*            453.14            565.75
         -----------------------------------------------------------------------------------------------------
          Intermediate Fund                              221.73             242.76            251.17
         -----------------------------------------------------------------------------------------------------
          High Yield Bond Fund                            --                 --
         -----------------------------------------------------------------------------------------------------
          Yield Plus Fund                                 97.05              92.38            249.10
         -----------------------------------------------------------------------------------------------------
          Money Market Fund                              N/A                N/A               N/A
         -----------------------------------------------------------------------------------------------------
          US Government Money Market Fund                N/A                N/A               N/A
         -----------------------------------------------------------------------------------------------------


The following table shows the portfolio turnover rate for the Life Solutions Funds for the fiscal year ended August 31:


         ----------------------------------------------------------------
         Portfolio Turnover Rates
         ----------------------------------------------------------------
         Life Solutions Fund                              1998
                                                          (%)
         ----------------------------------------------------------------
          Balanced                                       101.40
         ----------------------------------------------------------------
          Growth                                          67.66
         ----------------------------------------------------------------
          Income and Growth                               93.28
         ----------------------------------------------------------------


A high turnover rate (over 100%) will: (1) increase transaction expenses which could adversely affect a Life Solutions Fund's performance; and (2) result in increased brokerage commissions, custodian fees and other transaction costs, and the possibility of realized capital gains or losses.

----------
(1) The ratios for the period ended August 31, 1997 are annualized.

TOTAL RETURN QUOTATIONS

The Life Solutions Funds compute average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P(1+T)n = ERV
            where: P   =   a hypothetical initial payment of $1,000
                   T   =   average annual total return
                   n   =   number of years
                 ERV   =   ending redeemable value of a $1,000 payment
                           made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Life Solutions Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

The average annual total return for each applicable Underlying Fund and Life Solutions Fund is as follows:

-----------------------------------------------------------------------------------------------------
Average Annual Total Return
-----------------------------------------------------------------------------------------------------
Fund                                          One Year Ending August 31,   Inception Date to August
                                              1998 (%):                    31, 1998 (%):(1)
-----------------------------------------------------------------------------------------------------
 S&P 500 Index Fund                              40.30                        19.43
-----------------------------------------------------------------------------------------------------
 Small Cap Fund                                  35.85                        22.22
-----------------------------------------------------------------------------------------------------
 Matrix Equity Fund                              42.75                        18.49
-----------------------------------------------------------------------------------------------------
 Growth and Income Fund                          40.95                        18.42
-----------------------------------------------------------------------------------------------------
 Emerging Markets Fund                           15.12                         7.53
-----------------------------------------------------------------------------------------------------
 Active International Fund                        1.17                         6.54
-----------------------------------------------------------------------------------------------------
 Bond Market Fund                                 9.47                         4.47
-----------------------------------------------------------------------------------------------------
 Intermediate Fund                                8.00                         4.56
-----------------------------------------------------------------------------------------------------
 Yield Plus Fund                                  5.67                         4.97
-----------------------------------------------------------------------------------------------------
 Life Solutions Balanced Fund                    --                            2.12
-----------------------------------------------------------------------------------------------------
 Life Solutions Growth Fund                      --                            2.42
-----------------------------------------------------------------------------------------------------
 Life Solutions Income and Growth Fund
                                                 --                            1.97
-----------------------------------------------------------------------------------------------------

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

YIELD

Some of the Underlying Funds compute yields. Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

----------
(1) Periods less than one year are not annualized.

YIELD = 2[(a-b+1)6-1]
           ---
           Cd

 Where: A =   dividends and interests earned during the period

        B =   expenses accrued for the period (net of reimbursements);

        C = average daily number of shares outstanding during the period that were entitled to receive dividends; and

        D = the maximum offering price per share on the last day of the period.



The current annualized yield of the applicable Underlying Funds may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The following table shows the current 30-day yield (annualized), or current and effective 7-day yields, for the period ended August 31, 1998, for each Underlying Fund (as applicable):


--------------------------------------------------------------------------------------------
Underlying Fund                      Current            Current            Effective
                                     30-day Yield (%)   7-day Yield (%)    7-day Yield (%)
--------------------------------------------------------------------------------------------
 SSgA Bond Market Fund
--------------------------------------------------------------------------------------------
 SSgA Intermediate Fund
--------------------------------------------------------------------------------------------
 SSgA Yield Plus Fund
--------------------------------------------------------------------------------------------
 SSgA Money Market Fund
--------------------------------------------------------------------------------------------
 SSgA US Government Money
   Market Fund
--------------------------------------------------------------------------------------------

The yield quoted is not indicative of future results. Yields will depend on the type, quality, and maturity and interest rate of instruments held by the Underlying Fund.

                                   INVESTMENTS

The fundamental investment objective of each of the Life Solutions Funds is set forth in their Prospectus. In addition to those investment objectives, each Life Solutions Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Life Solutions Funds, and certain nonfundamental investment restrictions and policies, which may be changed by the Life Solutions Funds without shareholder approval.

INVESTMENT RESTRICTIONS

The Life Solutions Funds are subject to the following investment restrictions, restrictions 1 through 11 are fundamental and restrictions 12 through 14 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. No Life Solutions Fund will:


     1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and shares of the Underlying Funds or other investment companies). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of a Life Solutions Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Life Solutions Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Life Solutions Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     3. Pledge, mortgage or hypothecate its assets. However, a Life Solutions Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of its total assets to secure borrowings permitted by paragraph (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities and shares of the Underlying Funds), if immediately after and as a result of such investment the current market value of a Life Solutions Fund's holdings in the securities of such issuer exceeds 5% of the value of its assets, and to not more than 10% of the outstanding voting securities of such issuer.

     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Life Solutions Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of its total assets.

     6. Purchase or sell commodities or commodity futures contracts except that the Life Solutions Funds may enter into futures contracts and options thereon to the extent provided in their Prospectus.

     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the Life Solutions Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     8. Engage in the business of underwriting securities issued by others, except that the Life Solutions Funds will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of a Life Solutions Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Life Solutions Funds may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Life Solutions Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     13. Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     14. Make investments for the purpose of gaining control of an issuer's management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

INVESTMENT PRACTICES OF THE UNDERLYING FUNDS

In addition to the information contained in the Life Solutions Funds' Prospectus, and each Underlying Fund's Prospectus, the following describes the investment practices for each of the Underlying Funds in which the Life Solutions Funds may invest.

S&P 500 Index Fund ("Index Fund"). To the extent that the Index Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Index Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Index Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of portfolio expenses. A correlation of
1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Index Fund's performance to that of the Index will increase as the size of the portfolio increases. The Index Fund's ability to achieve significant correlation between portfolio and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of portfolio shares. The Advisor will monitor correlation. Should the Index Fund fail to achieve an appropriate level of correlation, the Advisor will report to the Board of Trustees, which will consider alternative arrangements.

The Index Fund will be substantially invested in the securities included in the S&P 500 Index. However, the Index Fund may invest in cash reserves. (See "Cash Reserves" in "Investment Policies.") The Index Fund may also invest temporarily in investment grade debt securities for defensive purposes, including convertible debt securities. Other debt will typically represent less than 10% of the Fund's assets.

Matrix Equity Fund ("Matrix Fund"). Under normal market conditions, the Matrix Fund will invest at least 65% of its total assets in equity securities. However, the Matrix Fund may invest in cash reserves. (See "Cash Reserves" in "Investment Policies.")

In addition to the policies noted above, the Matrix Fund may invest in obligations of foreign issuers which are US dollar denominated, American Depository Receipts (ADRs), corporate bonds, debentures, notes and warrants. Investment in each of these instruments will not exceed 5% of the Fund's total assets.

Small Cap Fund. Equity securities will be selected by the Small Cap Fund on the basis of proprietary analytical models of Advisor.

Under normal market conditions, the Small Cap Fund will invest at least 65% of its total assets in securities of smaller companies. However, the Small Cap Fund may invest in other equity securities and may also invest in cash reserves. (See "Cash Reserves" in "Investment Policies.") The Small Cap Fund may also invest temporarily in investment grade debt securities for defensive purposes, including convertible debt securities. Other debt will typically represent less than 10% of the Small Cap Fund's total assets.

Growth and Income Fund. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. (See "Investment Policies - Cash Reserves.")

In addition to the policies noted above, the Fund may invest in convertible securities obligations of foreign issuers which are dollar denominated, American Depository Receipts (ADRs), corporate bonds, debentures, notes and warrants. Investments in each of these instruments will not exceed 5% of the Fund's total assets.

The Fund's portfolio strategy combines market economics with fundamental research. The Advisor begins by assessing current economic conditions and forecasting economic expectations for the coming months. The industry sectors of the S&P 500 Index are examined to determine the sector's market capitalized weighting and to identify the performance of each sector relative to the Index as a whole. A balance is determined for the portfolio, giving greater weight to market sectors that are expected to outperform the overall market. Stocks are then selected for each sector of the Fund's portfolio based on the issuer's industry classification, the stock's historical sensitivity to changing economic events and conditions and an assessment of the stock's current valuation.


Special Equity Fund. The nonfundamental investment objective is to maximize total return through investment in mid- and small capitalization US equity securities.

Securities will be selected on the basis of a proprietary analytical model developed by the Advisor. The model is tailored toward small to mid-capitalization securities and includes both value and growth components.

Sector, industry, and security weights will be maintained at a level similar to the Russell Special Small Company(R) Index (the "RSMALL" Index) in order to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices, and inflation.

Investments in smaller companies may involve greater risks because these companies generally have a limited track record and often experience higher price volatility.

In addition to investments in mid- and small capitalization US equity securities, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term investment grade debt securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

Real Estate Equity Fund. The non-fundamental investment objective is to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

Under normal market conditions, the Advisor will invest at least 65% of the Fund's total assets in equity interests in Real Estate Investment Trust ("REIT") securities. The Fund will attempt to meet its objective through the active selection of REIT securities, across different types and regions. The selection of investments will be made based on the fundamental research that the Advisor conducts through its strategy and research analyst team. Because the Fund will concentrate 25% or more of its total assets in the real estate and real estate related industries, the Fund will be subject to the risks associated with the direct ownership of real estate.

In addition to the equity securities of REITs, the Fund may invest up to 35% of its total assets in equity securities in non-REIT securities, including other domestic equity securities, fixed-income instruments, cash, cash equivalents, futures and options, and special situations. See "Investment Policies". The Fund may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies -- Cash Reserves."

Active International Fund. The Active International Fund will invest at least 65% of its total assets in equity securities of foreign issuers. In addition to investment in equities, the Active International Fund may hold fixed-income instruments (including convertibles), forward contracts, cash, and cash equivalents as well as derivatives, including options on securities and securities indices and futures contracts and options on futures. However, the Active International Fund may invest in cash reserves. (See "Cash Reserves" in the "Investment Policies.")

Of the fixed-income instruments used by the Active International Fund, less than 5% will be considered lower than investment-grade. Such securities are regarded as speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Therefore, such securities are sometimes referred to as "junk bonds."

Emerging Markets Fund. The Fund may invest in debt securities, including instruments issued by emerging market companies, governments and their agencies, and convertible debt securities. Debt securities will typically represent less than 10% of Fund assets. The Fund is likely to purchase debt securities which are not investment grade debt, since much of the emerging market debt falls in this category. These securities are subject to market and credit risk. These lower rated debt securities (also referred to as "junk bonds") may include obligations that are in default or that face the risk of default with respect to principal or interest.


International Growth Opportunities Fund. The nonfundamental investment objective is to provide long-term capital growth by investing primarily in securities of foreign issuers.

The Fund will attempt to meet its objective through the active selection of equity securities through the fundamental analysis of companies and investment themes. Quantitative techniques and the use of securities other than common stock will be used primarily to control risk and to efficiently capture opportunities of investment themes. Investments will be made in, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index.

The Fund will invest at least 65% of its total assets in equity securities of foreign issuers. In addition to investment in equities, the Fund may hold fixed-income instruments (including convertibles), forward contracts, cash, and cash equivalents as well as derivatives, including options on securities and securities indices and futures contracts and options on futures. For investment restrictions on the use of these derivatives, please refer to the investment policies section of this Prospectus. However, the Fund may invest in other equity securities and may temporarily for defensive purposes, without limitation, invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

Of the total number of fixed-income instruments in which the Fund will invest, less than 5% will be considered below investment-grade. Such securities are regarded as speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Therefore, such securities are sometimes referred to as "junk bonds." Please see the Statement of Additional Information for a description of the securities ratings.

Bond Market Fund ("Bond Fund"). The Bond Fund may invest in fixed-income securities to achieve its investment objective. In periods of declining interest rates, the Bond Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Bond Fund may tend to be lower. Also when interest rates are falling, the inflow of new money to the Bond Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yield than the balance of the Bond Fund's portfolio, thereby reducing the yield of the portfolio. In periods of rising interest rates, the opposite can be true. The net asset value of the Bond Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

The Bond Fund limits its portfolio investments in corporate notes and bonds to those that are rated investment-grade by an NRSRO or, if unrated, are determined by the Advisor to be of comparable quality. Commercial paper must be rated in one of the two highest categories by at least one NRSRO or, if unrated, are determined by the Advisor to be of comparable quality. Investment-grade securities include securities rated Baa3 by Moody's or BBB- by Standard & Poor's ("S&P") (and securities of comparable quality), which securities have speculative characteristics. If a security is downgraded and is no longer investment grade, the Bond Fund may continue to hold the security if the Advisor determines that such action is in the best interest of the Bond Fund and if the portfolio would not, as a result thereby, have more than 5% of its assets invested in noninvestment-grade securities.

Intermediate Fund. The Intermediate Fund limits its portfolio investments in commercial paper and corporate notes and bonds to those that, at the time of acquisition: (1) are rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one NRSRO; or
(2) if not rated, are of comparable quality, as determined by the Advisor.

The Fund will measure its performance against the LBIGC Index. The Fund also intends to maintain an average maturity and duration similar to that of the LBIGC Index. The duration of the LBIGC Index as of August 31, 1998 was ____ years. The LBIGC Index is described in more detail in "Investment Policies."

High Yield Bond Fund The nonfundamental investment objective is to maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

Under normal market conditions, the Fund attempts to meet its objective by investing at least 65% of its total assets in high yield, high risk debt securities. The Fund may make direct investments in: (1) US Government securities, including US Treasury securities and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies and instrumentalities; (2) corporate debt securities or other corporate instruments; (3) asset-backed securities; (4) mortgage-backed securities including, but not limited to, collateralized mortgage obligations and real estate mortgage investment conduits; (5) repurchase agreements; (6) commercial paper, notes and bonds (including convertible bonds) issued by foreign and domestic corporations; (7) mortgage-related securities; (8) instruments of US and foreign banks, including Eurodollar Certificates of Deposit ("ECDs"); Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"), certificates of deposit, time deposits, letters of credit and banker's acceptances; (9) financial futures and option contracts; (10) interest rate exchange agreements and other swap agreements; (11) supranational and sovereign debt obligations including subdivisions and agencies; and (12) other securities and instruments deemed by the Advisor to have characteristics consistent with the Fund's investment objective. Securities may be either fixed income, zero coupon or variable or floating-rate and may be denominated in US dollars or selected foreign currencies. As indicated above, the Fund may invest in derivative securities, including futures and options, interest rate exchange agreements and other swap agreements and collateralized mortgage obligations.

Because the Fund will invest in fixed-income securities, in periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also when interest rates are falling, the inflow of new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

Yield Plus Fund. The Yield Plus Fund limits its investments to bank instruments, mortgage-related securities, asset-backed securities, commercial paper, corporate notes and bonds and obligations of foreign governments and agencies and subdivisions of foreign governments and supranational organizations that, at the time of acquisition: (1) are rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one NRSRO; or (2) if not rated, are of comparable quality, as determined by the Advisor, in accordance with procedures established by the Board of Trustees. All securities may be either fixed income, zero coupon or variable- or floating-rate securities and may be denominated in US dollars or selected foreign currencies.

Money Market Fund. The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Advisor determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in the highest category by least two Nationally Recognized Statistical Rating Organizations ("NRSRO"); (2) by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Advisor in accordance with procedures established by the Board of Trustees. See the Appendix for a description of the securities ratings of debt instruments and commercial paper by NRSROs.

US Government Money Market Fund ("Government Fund"). The Government Fund attempts to meet its investment objective by investing in obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities or in repurchase agreements secured by such instruments. Under normal market conditions, the Government Money Market Fund will be 100% invested in such securities.

INVESTMENT POLICIES

The Underlying Funds use certain investment instruments and techniques, consistent with each Underlying Fund's investment objective and policies. The principal practices are the following:

Repurchase Agreements (all Underlying Funds). The Underlying Funds may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time (normally one day). The securities purchased by the fund have a total value in excess of the purchase price paid by the fund and are held by Custodian until repurchased. Repurchase agreements assist the Life Solutions Funds and the Underlying Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Life Solutions Funds and the Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

Reverse Repurchase Agreements (all Underlying Funds). The Underlying Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. A fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the fund's records while a reverse repurchase agreement is in effect.

Money Market Instruments. Each Life Solutions Fund may invest in an Underlying Fund that invests in securities with maturities of 397 days or less at the time from the trade date or such other date upon which a Life Solutions Fund's interest in a securities is subject to market action. Each Life Solutions Fund will follow procedures reasonable designed to assure that the process so determined approximates the current market value of the Life Solutions Fund's securities. The procedures also address such matters as diversification and credit quality of the securities of the Life Solutions Funds' purchase, and were designed to ensure compliance by the Life Solutions Funds with the requirements of Rule 2a-7 of the 1940 Act.

Lower Grade Debt Instruments. The Life Solutions Funds may also invest in an Underlying Fund that invests in high-yield, high-risk securities, commonly referred to as junk bonds. As a result, the Life Solutions Funds may be subject to some of the risks resulting from high yield investing. Further, each of the Life Solutions Funds may invest in Underlying Funds that invest in medium-grade bonds. If these bonds are downgraded, the Life Solutions Funds will consider whether to increase or decrease their investment in the affected Underlying Fund. Lower quality debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and comparable unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

US Government Obligations (all Underlying Funds except Active International and Emerging Markets). The types of US Government obligations in which the Underlying Funds may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Underlying Funds may purchase US Government obligations on a forward commitment basis.

Forward Commitments (all Underlying Funds except High Yield Bond). The Underlying Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with an Underlying Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Underlying Funds may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Underlying Funds of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions (all Underlying Funds except Active International and Emerging Markets). New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

The Underlying Funds will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Underlying Funds may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Underlying Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Underlying Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Underlying Funds. No Underlying Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and the securities held by the Underlying Funds are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income an Underlying Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Underlying Fund's net asset value.

When payment for when-issued securities is due, an Underlying Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Underlying Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Section 4(2) Commercial Paper. The Underlying Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Underlying Fund's investment restriction relating to investments in illiquid securities.

Warrants (Matrix, Small Cap, Special Equity, Active International, Growth and Income and Emerging Markets). The Underlying Funds may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. No Underlying Fund will more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchange.

Convertible Securities (Small Cap, Special Equity, Active International, Growth and Income, High Yield Bond, and Emerging Markets only). The Underlying Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

American Depository Receipts (ADRs) (Index, Matrix, Small Cap, Special Equity, Active International, Emerging Markets and International Growth Opportunities
only) and European Depository Receipts (EDRs) (International and Emerging Markets only). The Underlying Funds may invest in securities of foreign issuers in the form of ADRs, EDRs and similar instruments, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the US securities markets, and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of an Underlying Fund's investment policies, An Underlying Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Treasury Inflation-Protection Securities (Money Market, Government and Yield
Plus). The Underlying Funds may purchase Inflation-Protection Securities ("IPS"), which are a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

Variable and Floating Rate Securities (Money Market, Government, Bond, High Yield Bond, Yield Plus and Intermediate only). The Underlying Funds may purchase variable rate US Government obligations which are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Asset-Backed Securities (Money Market, Bond, Yield Plus and Intermediate only). The Underlying Funds may purchase asset-backed securities. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and an Underlying Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.

Mortgage-Related Securities (Money Market, Government, Bond, High Yield Bond, Yield Plus and Intermediate only). The Underlying Funds may invest in Mortgage-related securities. Mortgage certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     1. GNMA Mortgage Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow Underlying Funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

     2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

     3. FNMA Guaranteed Mortgage Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls (Bond and Intermediate only). The Underlying Funds may enter into "forward roll" transactions with respect to mortgage-backed securities it holds. In a forward roll transaction, the Underlying Funds will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility that the Underlying Funds may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Underlying Funds may decline below the price at which the Underlying Funds are obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Underlying Funds will place cash, US Government securities or other high-grade debt securities in a segregated account with Custodian in an amount equal to its obligation under the roll.

Interest Rate Swaps (Bond, Yield Plus, High Yield Bond and Intermediate Only). The Underlying Funds may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by the Underlying Funds with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Underlying Funds expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities it anticipates purchasing at a later date. The Underlying Funds intends to use these transactions as a hedge and not as a speculative investment.

Preferred Stocks (All Underlying Funds except Yield Plus, Money Market and High Yield Bond). The Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking Underlying Funds provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.

Foreign Government Securities (Active International, Emerging Markets and International Growth Opportunities only). The Underlying Funds may invest in foreign government securities, which generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer. The Underlying Funds noted above will not invest a material percentage of its assets in sovereign debt.

Foreign Currency Transactions (Bond, High Yield Bond, Yield Plus and Intermediate only). The Underlying Funds may engage in foreign currency transactions as described below. The US dollar value of assets held by the Bond or Yield Plus Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. The Bond and Yield Plus Funds will engage in foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, through forward and futures contracts to purchase or sell foreign currencies or by purchasing and writing put and call options on foreign currencies. The Funds may purchase and write these contracts for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire.

A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date upon which the parties enter the contract, at a price set at the time the contract is made. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Foreign currency futures contracts are traded on exchanges and are subject to procedures and regulations applicable to other futures contracts. Forward foreign currency exchange contracts and foreign currency futures contracts may protect a Fund from uncertainty in foreign currency exchange rates, and may also limit potential gains from favorable changes in such rates.

Put and call options on foreign currencies are traded on securities and commodities exchanges, in the over-the-counter market, and privately among major recognized dealers in such options. The Yield Plus and Bond Market Funds may purchase and write these options for the purpose of protecting against declines in the dollar value of foreign securities it holds and against increases in the dollar cost of foreign securities it plans to acquire. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be offset in whole or in part by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be in whole or in part by writing calls or purchasing puts on that foreign currency. However, certain currency rate fluctuations would cause the option to expire unexercised, and thereby cause a Fund to lose the premium it paid and its transaction costs.

Foreign Currency (Active International, Emerging Markets and International Growth Opportunities only). The Active International and Emerging Markets Funds have authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Funds' dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to their Fund positions generally. The Funds are not obligated to hedge their portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Advisor. Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Funds of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. Put and call options on currency may also be used to hedge against fluctuation in currency notes when forward contracts and/or futures are deemed to be not cost effective. Options will not be used to provide leverage in any way. See "Risk Factors -- Futures Contracts and Options on Futures" for further discussion of the risks associated with such investment techniques.

Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade of futures exchanges. The Funds will not speculate in foreign security or currency options or futures or related options.

The Funds may not hedge their positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in their portfolios denominated or quoted in that particular foreign currency. The Funds will not enter into a position hedging commitment if, as a result thereof, it would have more than 10% of the value of their respective assets committed to such contracts. The Funds will not enter into a forward contract with a term of more than one year.

Zero Coupon Securities (Money Market, Government, High Yield Bond, Bond, Yield Plus and Intermediate only). These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Underlying Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Underlying Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Underlying Funds. Investing in these securities might also force the Underlying Funds to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs) (Money Market, Government, Bond, High Yield Bond, Yield Plus and Intermediate only). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Special Situations and Illiquid Securities (all Underlying Funds). The Underlying Funds and the Advisor believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, "special situations") could enhance the Underlying Fund's capital appreciation potential. These investments are generally illiquid. The Underlying Funds currently does not intend to invest more than 5% of its net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Underlying Funds invest more than 15% of its net assets in illiquid securities (except the Money Market and US Government Money Market Funds, which will invest no more than 10%). Due to foreign ownership restrictions, the Underlying Funds may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments. Said securities may be more difficult to price and trade. The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Cash Reserves (all Underlying Funds except Money Market). For defensive purposes, the Underlying Funds may temporarily invest, without limitation, in high quality short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by an Underlying Fund will decline, and thereby possibly cause its yield to decline as well.

The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation ("Standard & Poor's") to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Index Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include Canadian securities. No other foreign securities are eligible for inclusion.

Information Regarding Standard & Poor's Corporation. "Standard & Poor's," "S&P," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's and have been licensed for use by SSgA Fund. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the shareholders of the S&P 500 Index Fund regarding the advisability of investing in securities generally or in the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the S&P 500 Index Fund is the licensing of the trademarks and tradenames of Standard & Poor's including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the shareholders of the S&P 500 Index Fund into consideration in determining, composing or calculating this Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of the S&P 500 Index Fund are to be redeemed. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE S&P 500 Index FUND OR THE SHAREHOLDERS OF THE S&P 500 Index FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The MSCI EAFE Index. The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These are the countries listed in the MSCI EAFE Index as of the date of this Prospectus. Countries may be added to or deleted from the list.

The Russell Indexes. The Russell 2000(R) Index consists of the smallest 2,000 companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 Index total market capitalization. The Russell 3000 Index is composed of 3,000 large US companies, as determined by market capitalization, representing approximately 98% of the total US equity market. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable US small-capitalization equity market. The average market capitalization is $874 million.

The Lehman Brothers Aggregate Bond Index. The Bond Fund will measure its performance against the Lehman Brothers Aggregate Bond Index (the "LBAB Index"). The Fund also intends to maintain an average maturity and duration similar to that of the LBAB Index. The duration of the LBAB Index as of August 31, 1998 was _____ years. The LBAB Index is made up of the Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Index. The Government/Corporate Bond Index includes the Government and Corporate Bond Indices. The LBAB Index includes fixed rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All in the LBAB Index issues have at least one year to maturity and an outstanding par value of at least $100 million.

The Lehman Brothers Intermediate Government/Corporate Bond Index ("LBIGC Index"). The Intermediate Fund will measure its performance against, and also intends to maintain an average maturity and duration similar to that of, the LBIGC Index. The LBIGC Index is a subset of the Lehman Brothers Government/Corporate Bond Index and it comprises all securities that appear in this Index limited to those with maturities ranging from one to ten years only. The LBIGC Index includes the Government and Corporate Bond Indices. The LBIGC Index includes fixed rate debt issues rated investment-grade or higher by Moody's, S&P or Fitch, in that order. All issues in the Index have at least one year to maturity and an outstanding par value of at least $100 million.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Underlying Funds may seek to hedge its portfolio against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Underlying Funds have authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Underlying Funds may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Underlying Funds will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Underlying Funds will not subject the Underlying Funds to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Underlying Funds are intended to reduce the volatility of the net asset value of the Underlying Fund's shares, the Underlying Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Underlying Fund's hedging transactions will be effective.

Writing Covered Call Options. The Underlying Funds are authorized to write
(sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Underlying Funds to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Underlying Funds receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Underlying Funds would seek to mitigate the effects of a price decline. By writing covered call options, however, the Underlying Funds gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Underlying Fund's ability to sell the underlying security will be limited while the option is in effect unless the Underlying Funds effects a closing purchase transaction.

Writing Covered Put Options. The Underlying Funds are authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When the Underlying Funds writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Underlying Funds assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Underlying Funds may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Underlying Funds has written, however, the Underlying Funds must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Underlying Funds may write put options as an alternative to purchasing actual securities. If security prices rise, the Underlying Funds would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Underlying Funds will also profit, because they should be able to close out the option at a lower price. If security prices fall, the Underlying Funds would expect to suffer a loss. This loss should be less than the loss the Underlying Funds would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options. The Underlying Funds are authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option the Underlying Funds has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Underlying Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Underlying Funds for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Underlying Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Underlying Funds will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Underlying Funds would exceed 5% of the market value of the Underlying Fund's total assets.

Purchasing Call Options. The Underlying Funds are also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Underlying Funds will purchase call options only in connection with "closing purchase transactions."

Stock Index Options and Financial Futures. The Underlying Funds are authorized to engage in transactions in stock index options and financial futures, and related options. The Underlying Funds may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Underlying Funds invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Underlying Funds may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Underlying Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Underlying Funds' investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Underlying Funds will not make such investments.

The Underlying Funds may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Underlying Funds may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Underlying Funds in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

The Underlying Funds may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Underlying Fund's securities portfolio that might otherwise result. When the Underlying Funds are not fully invested in the securities markets and anticipates a significant market advance, the Underlying Funds may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Underlying Funds intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Underlying Funds will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Underlying Funds experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

The Underlying Funds also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Underlying Funds enters into futures transactions. The Underlying Funds may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Underlying Funds can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Underlying Funds intends to purchase.

The Underlying Funds are also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

The Underlying Funds are authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by the Underlying Funds, sold by the Underlying Funds but not yet delivered, or committed or anticipated to be purchased by the Underlying Funds. As an illustration, the Underlying Funds may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Underlying Funds can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the CFTC applicable to the Underlying Funds require that all of the Underlying Fund's futures and options on futures transactions constitute bona fide hedging transactions and that an Underlying Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Underlying Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Underlying Fund's total assets.

Restrictions on OTC Options. The Underlying Funds will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Underlying Funds will acquire only those OTC options for which Advisor believes the Underlying Funds can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Underlying Funds have adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Underlying Funds; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Underlying Funds; (3) margin deposits on the Underlying Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Underlying Funds that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Underlying Funds, taken at market value. However, if an OTC option is sold by the Underlying Funds to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Underlying Funds have the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Underlying Funds will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

Asset Coverage for Futures and Options Positions. The Underlying Funds will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Underlying Funds will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Underlying Funds will not enter into an option or futures position that exposes the Underlying Funds to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Underlying Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Underlying Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Underlying Fund's assets could impede portfolio management or the Underlying Fund's ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Underlying Funds' portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Underlying Funds will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Underlying Funds may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Underlying Funds may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Underlying Funds cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Underlying Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Underlying Funds can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Underlying Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                                      TAXES

The Life Solutions Funds intend to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Life Solutions Funds will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Life Solutions Funds distribute annually to shareholders at least 90% of net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For the Life Solutions Funds to qualify as a RIC they must abide by all of the following requirements: (1) at least 90% of the Life Solutions Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Life Solutions Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Life Solutions Funds and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Life Solutions Funds' taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

The Life Solutions Funds will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of i ordinary income for that year; (2) 98% of capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Life Solutions Funds subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as 20% gain or a 28% gain with respect to shares of a Life Solutions Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the capital gain distribution.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS

The Underlying Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Underlying Funds' income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes. Investment income received by the Underlying Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Underlying Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Underlying Funds in advance since the amount of the assets to be invested within various countries is not known.

If the Underlying Funds invest in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Underlying Funds. The Underlying Funds can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

State and Local Taxes. Depending upon the extent of the Underlying Funds' activities in states and localities in which their offices are maintained, their agents or independent contractors are located or it is otherwise deemed to be conducting business, the Underlying Funds may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Life Solutions Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Life Solutions Funds with the investor's tax Advisor.

                              FINANCIAL STATEMENTS

The 1998 fiscal year-end financial statements for the Life Solutions Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants are included in the Life Solutions Funds' Annual Report to Shareholders. Copies of these reports accompany this Statement of Additional Information and are incorporated herein by reference.

                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

RATINGS OF DEBT INSTRUMENTS

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

          A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

          F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

          F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

          Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     o Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     o Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     o Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     o Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a very strong capacity for timely repayment.

         A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                                   ----------

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        INTERNATIONAL PACIFIC INDEX FUND

                                ___________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios, each of which is referred to as a "Fund." In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended ("1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA International Pacific Index Fund ("Pacific Index Fund" or the "Fund") as contained in the Fund's Prospectus dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS
                                -----------------


                                                                          Page
                                                                          ----
Structure and Governance..................................................  3

         Organization and Business History................................  3
         Shareholder Meetings.............................................  4
         Controlling Shareholders.........................................  4
         Trustees and Officers............................................  4

Operation of Investment Company...........................................  6

         Service Providers  ..............................................  6
         Advisor..........................................................  6
         Administrator....................................................  7
         Distributor......................................................  7
         Custodian and Transfer Agent.....................................  7
         Independent Accountants..........................................  7
         Distribution Plan  ..............................................  7
         Federal Law Affecting State Street...............................  8
         Valuation of Fund Shares.........................................  8
         Brokerage Practices..............................................  9
         Total Return Quotations..........................................  9

Investments............................................................... 10

         Investment Restrictions.......................................... 10
         Investment Policies.............................................. 11
         Hedging Strategies and Related Investment Techniques............. 13

Taxes    ................................................................. 18

Financial Statements...................................................... 19

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Pacific Index Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      Further, the Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:



      SSgA Money Market Fund                                 May 2, 1988
      SSgA US Government Money Market Fund                  March 1, 1991
      SSgA Matrix Equity Fund                                May 4, 1992
      SSgA Small Cap Fund                                    July 1, 1992
      SSgA Yield Plus Fund                                 November 9, 1992
      SSgA S&P 500 Index Fund                             December 30, 1992
      SSgA Growth and Income Fund                         September 1, 1993
      SSgA Intermediate Fund                              September 1, 1993
      SSgA US Treasury Money Market Fund                   December 1, 1993
      SSgA Prime Money Market Fund                        February 22, 1994
      SSgA Emerging Markets Fund                            March 1, 1994
      SSgA Tax Free Money Market Fund                      December 1, 1994
      SSgA Active International Fund                        March 7, 1995
      SSgA Bond Market Fund                                February 7, 1996
      SSgA Life Solutions Balanced Fund                      June 2, 1997
      SSgA Life Solutions Growth Fund                        June 2, 1997
      SSgA Life Solutions Income and Growth Fund             June 2, 1997
      SSgA Real Estate Equity Fund                                *
      SSgA US Treasury Obligations Fund                           *
      SSgA International Pacific Index Fund                       *


      *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.


      Prospectuses for these Investment Portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


     Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.


     The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed to be a controlling person.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

          George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.



                                       Total Annual Compensation
                    Trustee             from Investment Company
            --------------------------------------------------------
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

      Investment Advisor, Custodian
        and Transfer Agent:         State Street Bank and Trust Company
      Administrator:                Frank Russell Investment Management Company
      Distributor:                  Russell Fund Distributors, Inc.
      Independent Accountants:      Coopers & Lybrand L.L.P.


      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.


      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rates stated in the Prospectus. The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.



      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.



      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Fund and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per month. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

      The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Funds' Prospectus under "Distribution Services and Shareholder Servicing."

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.


      Valuation of Fund Shares. Net asset value per share is calculated on each "business day" as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time) for the Fund. A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of the Fund's share when shareholders do not have the ability to purchase or redeem shares. Therefore, events affecting the values of foreign securities traded in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made.

      The Fund values portfolio securities at "fair market value." This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

      Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair market value of such securities.

      International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

      The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or a Fund other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-, five- and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

      where:  P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                                   INVESTMENTS

      The fundamental investment objective of the Fund is set forth in the Prospectus. In addition to that investment objective, the Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions
-----------------------

      The Fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 15 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:


      (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent the underlying indices concentrate in those industries.

      (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3 of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (3) Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

      (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements" or "reverse repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (6) Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

      (7) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (8) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (9) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (10) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

      (11) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

      (12) Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including its investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (13) Invest in securities issued by other investment companies except: (i) in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders; or (ii) as otherwise permitted by the 1940 Act.


      (14) Invest more than 15% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


      (15) Make investments for the purpose of gaining control of an issuer's management.

Investment Policies
-------------------

      Except as otherwise indicated, the Fund may invest in the following instruments:

      US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

      Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

      Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will invest no more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Funds' investment restriction relating to investments in illiquid securities.

      Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will invest no more than 5% of the value of its net assets in warrants, nor more than 2% in warrants which are not listed on the New York or American Stock Exchange.

      American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

Hedging Strategies and Related Investment Techniques
----------------------------------------------------

        The Fund may seek to hedge its portfolio against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

        Hedging Foreign Currency Risk. Generally, the foreign exchange transactions of the Fund will be conducted on a spot (cash) basis at the spot rate then prevailing for purchasing or selling currency in the foreign exchange market. However, the Fund has authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

        The Fund may not hedge its positions with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. The Fund will not attempt to hedge all of its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

        In addition to the forward exchange contracts, the Fund may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

        Certain differences exist among these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade of futures exchanges. The Fund will not speculate in foreign security or currency options or futures or related options. The Fund will not hedge a currency substantially in excess of: (1) the market value of securities denominated in such currency that the Fund has committed to purchase or anticipates purchasing; or (2) in the case of securities that have been sold by the Fund but not yet delivered, the proceeds thereof in their denominated currency. The Fund will not incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

        Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

        Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

        When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

        The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

        Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

        Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

        Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. The Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment, such as the AMEX Oil & Gas Index. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Funds will not make such investments.

        The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

        The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When the Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

        The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

        The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

        The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

        Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain.
In addition, a nominal commission is paid on each completed sale transaction.

        Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

        Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

        The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

        Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

        The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

        The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

      To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has substantially similar investment objectives and policies.


                                      TAXES


         The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long term capital gains in excess of short term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For the Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.


      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      Issues Related to Hedging and Option Investments. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.


      Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.


      If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.


      Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

      State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Funds with the investor's tax advisor.


                              FINANCIAL STATEMENTS

      Unaudited financial statements for the Fund, including notes to the financial statements and financial highlights, will be available within four to six months from the later of the date of this Statement of Additional Information or the date on which the Fund first accepts a subscription from an unaffiliated shareholder. Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                                   ----------

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                          US TREASURY OBLIGATIONS FUND

                                ___________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA US Treasury Obligations Fund (the "Treasury Obligations Fund" or the "Fund") as contained in the Fund's Prospectus dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS
                                -----------------


                                                                          Page
                                                                          ----
Structure and Governance..................................................  3

         Organization and Business History................................  3
         Shareholder Meetings.............................................  4
         Controlling Shareholders.........................................  4
         Principal Shareholders...........................................  4
         Trustees and Officers............................................  4

Operation of Investment Company...........................................  6

         Service Providers  ..............................................  6
         Advisor .........................................................  6
         Administrator....................................................  6
         Distributor......................................................  7
         Custodian and Transfer Agent.....................................  7
         Independent Accountants..........................................  7
         Distribution Plan  ..............................................  7
         Federal Law Affecting State Street...............................  8
         Valuation of Fund Shares.........................................  8
         Brokerage Practices..............................................  8
         Yield and Total Return Quotations................................  9

Investments............................................................... 10

         Investment Restrictions.......................................... 10
         Investment Policies.............................................. 11

Taxes..................................................................... 12

Financial Statements...................................................... 12

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Treasury Obligations Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      Further, the Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:



       SSgA Money Market Fund                            May 2, 1988
       SSgA US Government Money Market Fund             March 1, 1991
       SSgA Matrix Equity Fund                           May 4, 1992
       SSgA Small Cap Fund                               July 1, 1992
       SSgA Yield Plus Fund                            November 9, 1992
       SSgA S&P 500 Index Fund                        December 30, 1992
       SSgA Growth and Income Fund                    September 1, 1993
       SSgA Intermediate Fund                         September 1, 1993
       SSgA US Treasury Money Market Fund              December 1, 1993
       SSgA Prime Money Market Fund                   February 22, 1994
       SSgA Emerging Markets Fund                       March 1, 1994
       SSgA Tax Free Money Market Fund                 December 1, 1994
       SSgA Active International Fund                   March 7, 1995
       SSgA Bond Market Fund                           February 7, 1996
       SSgA Life Solutions Balanced Fund                 June 2, 1997
       SSgA Life Solutions Growth Fund                   June 2, 1997
       SSgA Life Solutions Income and Growth Fund        June 2, 1997
       SSgA Real Estate Equity Fund                           *
       SSgA US Treasury Obligations Fund                      *
       SSgA International Pacific Index Fund                  *

-----------------
*As of the date of this Statement of Additional Information, these portfolios have not commenced operations.


      Prospectuses for these Investment Portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of the Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

      Frank Russell Investment Management Company, Investment Company's administrator ("Administrator"), will be the initial sole shareholder of the Fund and may be deemed to be a controlling person until such time as the Fund has public shareholders.

      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the Fund's sole shareholder.

      The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulations, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.

      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.



                                       Total Annual Compensation
                    Trustee             from Investment Company
            --------------------------------------------------------
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

      Investment Advisor, Custodian
        and Transfer Agent:          State Street Bank and Trust Company
      Administrator:                 Frank Russell Investment Management Company
      Distributor:                   Russell Fund Distributors, Inc.
      Independent Accountants:       Coopers & Lybrand L.L.P.


      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus. The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of any Investment Portfolio and either a majority of all Trustees or a majority of the shareholders of each Investment Portfolio approve its continuance. The Agreement may be terminated by Advisor or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company
("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's

Prospectus. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of any Investment Portfolio and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.


      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.


      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of the Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all Investment Portfolios are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.

      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

      The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither interested persons (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Funds contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. The Fund determines net asset value per share twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

      It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The advisory agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

      The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or an Investment Portfolio other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

      Yield and Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-, five- and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

      where:  P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

      The calculation assumes that all Fund dividends and distributions are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The Fund's current annualized yield may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)]-1

      The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.

                                   INVESTMENTS

      The fundamental investment objective of the Fund is set forth in the Prospectus. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions
-----------------------

      The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made. The Fund will not:

      (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (2) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (1) above.

      (3) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (4) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (5) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (6) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

      (7) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (8) Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (9) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

      (10) Make investments for the purpose of gaining control of an issuer's management.

Investment Policies
-------------------

      To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

      US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance and which have remaining maturities or hard put dates of 397 days or less; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by the unconditional guarantee of the US Government as to the payment of principal and interest, although neither Fund presently intends to invest in securities described in (2). Examples of such issuers are the Export--Import Bank of the United States, General Services Administration, the Government National Mortgage Association and the Small Business Administration.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will invest no more than 25% of its net assets in when-issued securities. The Fund will not purchase the securities of any issuer if the Investment Company's officers, Trustees, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

      Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For the Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) less than 30% of the Fund's gross income each taxable year must be derived from the sale or other disposition of securities and certain options, futures contracts, forward contracts and foreign currencies held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.


      State and Local Taxes. Under federal law, the income derived from obligations issued by the US Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income, other than Pennsylvania, permit mutual funds to pass through this tax exemption to shareholders.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Funds with the investor's tax advisor.

                              FINANCIAL STATEMENTS

      Unaudited financial statements for the Fund, including notes to the financial statements and financial information, will be available within four to six months from the later of the date of this Statement of Additional Information or the date on which the Fund first accepts a subscription from an unaffiliated shareholder. Audited financial statements for the Fund will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                               MONEY MARKET FUNDS

                                 CLASS B SHARES

                                ___________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios, including those listed below, each of which is referred to as a "Fund." In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

      SSgA Money Market Fund ("Money Market Fund")

      SSgA US Government Money Market Fund ("Government Money Market Fund")

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the Funds noted above as contained in the Funds' Prospectus for Class B shares dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Funds' Prospectus for Class B shares, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
Structure and Governance.................................................  3

         Organization and Business History...............................  3
         Shareholder Meetings............................................  4
         Controlling Shareholders........................................  4
         Principal Shareholders..........................................  4
         Trustees and Officers...........................................  4

Operation of Investment Company..........................................  6

         Service Providers  .............................................  6
         Advisor  .......................................................  6
         Administrator...................................................  7
         Distributor.....................................................  7
         Custodian and Transfer Agent....................................  7
         Independent Accountants.........................................  7
         Distribution Plan  .............................................  7
         Federal Law Affecting State Street..............................  9
         Valuation of Fund Shares........................................  9
         Brokerage Practices.............................................  9
         Yield and Total Return Quotations...............................  11

Investments..............................................................  12

         Investment Restrictions.........................................  12
         Investment Policies.............................................  13

Taxes    ................................................................  17

Financial Statements.....................................................  18

Appendix:  Description of Securities Ratings.............................  19

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Money Market and US Government Money Market Funds are two such investment portfolios. The Trustees may create additional Funds at any time without shareholder approval.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:


    SSgA Money Market Fund                             May 2, 1988
    SSgA US Government Money Market Fund              March 1, 1991
    SSgA Matrix Equity Fund                            May 4, 1992
    SSgA Small Cap Fund                                July 1, 1992
    SSgA Yield Plus Fund                             November 9, 1992
    SSgA S&P 500 Index Fund                         December 30, 1992
    SSgA Growth and Income Fund                     September 1, 1993
    SSgA Intermediate Fund                          September 1, 1993
    SSgA US Treasury Money Market Fund               December 1, 1993
    SSgA Prime Money Market Fund                    February 22, 1994
    SSgA Emerging Markets Fund                        March 1, 1994
    SSgA Tax Free Money Market Fund                  December 1, 1994
    SSgA Active International Fund                    March 7, 1995
    SSgA Bond Market Fund                            February 7, 1996
    SSgA Life Solutions Balanced Fund                  June 2, 1997
    SSgA Life Solutions Growth Fund                    June 2, 1997
    SSgA Life Solutions Income and Growth Fund         June 2, 1997
    SSgA Real Estate Equity Fund                            *
    SSgA US Treasury Obligations Fund                       *
    SSgA International Pacific Index Fund                   *


          ----------
          *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.


      Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.



      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the sole shareholder of the issued and outstanding shares of Class B of each Fund.


      The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Funds. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *
, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA
01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.



                                       Total Annual Compensation
                    Trustee             from Investment Company
            --------------------------------------------------------
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Funds' necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

      Investment Advisor, Custodian
        and Transfer Agent:          State Street Bank and Trust Company
      Administrator:                 Frank Russell Investment Management Company
      Distributor:                   Russell Fund Distributors, Inc.
      Independent Accountants:       Coopers & Lybrand L.L.P.



      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Funds' investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Funds' investments in accordance with their investment objectives, policies and limitations. For these services, the Funds pay a fee to Advisor at the rates stated in the Prospectus. The Money Market Fund accrued expenses to Advisor of $10,638,528 in fiscal 1997, $8,559,529 in fiscal 1996 and $6,981,114 in fiscal 1995. The Government Money Market Fund accrued expenses to Advisor of $2,091,160 in fiscal 1997, $1,546,062 in fiscal 1996 and $970,313 in fiscal 1995.


      The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of each Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


      Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Funds' administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Funds' Prospectuses. The Money Market Fund accrued expenses to Administrator of $1,245,280 in fiscal 1997, $996,454 in fiscal 1996 and $827,164 in fiscal 1995. The Government Money Market Fund accrued expenses to Administrator of $244,335 in fiscal 1997, $179,304 in fiscal 1996 and $113,825 in fiscal 1995.


      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Investment Portfolios are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction; a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Funds have adopted a distribution plan (the "Plan") for the Funds' Class B shares, which is described in the Funds' Prospectus.

      The Plan provides that each Fund may spend annually, directly or indirectly, up to 0.35% of the average net asset value of its Class B shares for distribution and shareholder servicing services. The Plan does not provide for the Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without approval of the holders of Class B shares to increase materially the distribution or shareholder servicing costs that the Funds may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.


      The Funds accrued expenses in the following amounts to Russell Fund Distributors, Inc., as Distributor, for the fiscal years ended August 31:


                                 1997              1996           1995
                                 ----              ----           ----
Money Market Fund               $1,580,068        $817,506      $326,928
Government Money
   Market Fund                     287,158         106,509        87,798



      For fiscal 1997, these amounts are reflective of the following individual payments:

                                                                   Government
                                               Money Market       Money Market
                                               ------------       ------------
        Advertising                            $  119,915           $ 28,260
        Printing of Prospectuses                   51,730             17,464
        Compensation to Dealers                   226,633                 --
        Compensation to Sales Personnel           437,479             85,224
        Other*                                    744,311            156,210
                                               ----------           --------
                                               $1,580,068           $287,158
                                               ==========           ========


* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

      Under the Plan, the Funds may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder servicing services with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Funds' Prospectus under "Distribution Services and Shareholder Servicing Arrangements."

      Similar plans have been adopted for the Funds' Class A and Class C shares. However, annual payments under these plans are limited to .25% and .60% of the net asset value of the Class A and Class C shares of the Funds, respectively.

      The Funds accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal year ended August 31:

                                   1997            1996            1995
                                   ----            ----            ----
Money Market Fund               $1,551,176      $1,268,824      $1,198,500
Government Money
   Market Fund                     719,992         241,584         127,241


      The Funds commenced offering Class B shares on the date of this Statement of Additional Information. The foregoing expenses were incurred with respect to what are now classified as Class A shares.

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Funds, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Funds contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. Net asset value per share for the Class B shares of the Government Fund is calculated twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). Net asset value per share for the Class B Shares of the Money Market Fund is calculated as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern Time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

      It is the policy of the Funds to use their best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Funds use the amortized cost valuation method to value their portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on each Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Funds' price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Funds by Advisor. There is generally no stated commission in the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission on the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Funds. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

      The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or Advisor (or its affiliates). Advisor is authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Funds or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the prices paid by the Funds over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Funds. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or a Fund other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


      During the fiscal year ended August 31, 1997, the Funds purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of August 31, 1997, is as follows:


                                                                                     Government Money Market
                                                          Money Market Fund                    Fund
                                                                ($000)                        ($000)
                                                    ------------------------------- ---------------------------
Investment Technology Group, Inc. (a)                             0                             0
Morgan Stanley & Co. (a)                                          0                             0
Broadcort Capital (a)                                             0                             0
Merrill Lynch, Pierce, Fenner, Inc.                            139,575                          0
State Street Brokerage Services, Inc. (a)                         0                             0
Bear, Stearns Securities (a)                                      0                             0
National Financial Services (a)                                   0                             0
Nomura Securities International (a)                               0                             0
Barclays Dezoete Wedd (a)                                         0                             0
Instinet (a)                                                      0                             0
Prebon (b)                                                        0                             0
Swiss Bank Corp. (b)                                            14,998                          0
Lumis & Co. (b)                                                   0                             0
HSBC Securities (b)                                               0                             0
Goldman Sachs & Co. (b)                                           0                             0
UBS Securities, Inc. (b)                                          0                             0
Aubrey G. Lanston & Co. (b)                                       0                             0
Lehman Brothers Inc. (b)                                          0                             0
Donaldson, Lufkin & Jenrette (b)                                  0                             0

---------------------
      (a) Broker commissions only
      (b) Broker principal transactions only

      Yield and Total Return Quotations. The Funds compute average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)(n)=ERV

      where: P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period.

      The calculation assumes that all dividends and distributions of each Fund are reinvested at the price calculated in the manner described in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The current annualized yield of the Funds may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)]-1


      The following are the current and effective yields for the Funds for the seven-day period ended August 31, 1997:

      Money Market Fund
      -----------------
      Current Yield         5.25%
      Effective Yield               5.39%

      Government Fund
      ---------------
      Current Yield         5.19%
      Effective Yield               5.33%


      The above yields relate to a period prior to the division of Fund shares into multiple classes and do not reflect the distribution and shareholder servicing expenses of Class B shares. Had such expenses been incurred, the yields would have been approximately .25% lower.

      The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Funds.

                                   INVESTMENTS

      The fundamental investment objective of each Fund is set forth in its Prospectus. In addition to that investment objective, each Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Funds without shareholder approval.

Investment Restrictions

      Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. A Fund will not:


      (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.


      (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (3) Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

      (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (6) Purchase or sell commodities or commodity futures contracts.

      (7) Purchase or sell real estate or real estate mortgage loans; provided, however, that (i) the Government Money Market Fund may purchase or sell government guaranteed real estate mortgage loans; and (ii) the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (8) Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (9) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (10) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

      (11) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (12) Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (13) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Funds' shareholders.

      (14) Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

      (15) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

      (16) Purchase interests in oil, gas or other mineral exploration or development programs.

      (17) Make investments for the purpose of gaining control of an issuer's management.

      (18) Purchase the securities of any issuer if the Investment Company's officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

Investment Policies

      Except as otherwise indicated, each Fund may invest in the following instruments:

      US Government Obligations. The types of US Government obligations in which the Funds may at times invest include: (1) A variety of US Treasury obligations (including Treasury Inflation-Protection Securities, described below), which differ only in their interest rates, maturities and times of issuance and which, with respect to the Money Market and Government Money Market Funds, have remaining maturities or hard put dates of one year or less; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Funds may purchase US Government obligations on a forward commitment basis.

      Treasury Inflation-Protection Securities. The Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

      Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

      IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

      Repurchase Agreements. The Funds may enter into repurchase agreements with certain financial institutions. Under repurchase agreements, these parties sell US Treasury bills, notes and bonds to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is found satisfactory by Advisor.

      Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to banks in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Funds retain the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect.

      Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. No fund will invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Section 4(2) Commercial Paper (Money Market Fund only). The Money Market Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      Variable and Floating Rate Securities. The Funds may purchase variable rate US Government obligations which are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

      Asset-Backed Securities (Money Market Fund only). The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.


      Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

      Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the above Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


                                      TAXES

      Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) less than 30% of the Fund's gross income each taxable year must be derived from the sale or other disposition of securities and certain options, futures contracts, forward contracts and foreign currencies held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.


      As of August 31, 1996, the Money Market Fund and the Government Money Market Fund had a net tax basis capital loss carryforward of $3,411,808 and $37,963, respectively, which may be applied against any realized net taxable gains of each succeeding year until the expiration date of August 31, 2003.

      State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Funds with the investor's tax advisor.


                              FINANCIAL STATEMENTS


      The 1997 fiscal year-end financial statements of Investment Company, consisting of the Money Market and Government Money Market Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants are included in the Funds' Annual Report to Shareholders. Copies of these reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         [bullet] Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  [bullet] Leading market positions in well-established
                           industries.

                  [bullet] High rates of return on funds employed.

                  [bullet] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  [bullet] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  [bullet] Well-established access to a range of financial
                           markets and assured sources of alternate liquidity.

         [bullet] Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         [bullet] Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         [bullet] Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

        Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

        F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

        F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

        Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

        Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

        The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

        Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

        Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

        Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

        IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

        IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

        Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

        IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

        A1+--Obligations supported by the highest capacity for timely repayment.

        A1--Obligations supported by a very strong capacity for timely repayment.

        A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

        B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

        B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

        C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

        D1--Obligations which have a high risk of default or which are currently in default.

                                                  Filed pursuant to Rule 485(a)
                                                   File Nos. 33-19229; 811-5430



                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                               MONEY MARKET FUNDS

                                 CLASS C SHARES

                                ___________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios, including those listed below, each of which is referred to as a "Fund." In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

      SSgA Money Market Fund ("Money Market Fund")

      SSgA US Government Money Market Fund ("Government Money Market Fund")

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the Funds noted above as contained in the Funds' Prospectus for Class C shares dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Funds' Prospectus for Class C shares, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
Structure and Governance..................................................  3

         Organization and Business History................................  3
         Shareholder Meetings.............................................  4
         Controlling Shareholders.........................................  4
         Principal Shareholders...........................................  4
         Trustees and Officers............................................  4

Operation of Investment Company...........................................  6

         Service Providers................................................  6
         Advisor .........................................................  6
         Administrator....................................................  7
         Distributor......................................................  7
         Custodian and Transfer Agent.....................................  7
         Independent Accountants..........................................  7
         Distribution Plan  ..............................................  8
         Federal Law Affecting State Street...............................  9
         Valuation of Fund Shares.........................................  9
         Brokerage Practices..............................................  9
         Yield and Total Return Quotations................................  11

Investments...............................................................  12

         Investment Restrictions..........................................  12
         Investment Policies..............................................  13

Taxes    .................................................................  17

Financial Statements......................................................  18

Appendix:  Description of Securities Ratings..............................  19

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Money Market and US Government Money Market Funds are two such investment portfolios. The Trustees may create additional Funds at any time without shareholder approval.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:



      SSgA Money Market Fund                              May 2, 1988
      SSgA US Government Money Market Fund               March 1, 1991
      SSgA Matrix Equity Fund                             May 4, 1992
      SSgA Small Cap Fund                                 July 1, 1992
      SSgA Yield Plus Fund                              November 9, 1992
      SSgA S&P 500 Index Fund                          December 30, 1992
      SSgA Growth and Income Fund                      September 1, 1993
      SSgA Intermediate Fund                           September 1, 1993
      SSgA US Treasury Money Market Fund                December 1, 1993
      SSgA Prime Money Market Fund                     February 22, 1994
      SSgA Emerging Markets Fund                         March 1, 1994
      SSgA Tax Free Money Market Fund                   December 1, 1994
      SSgA Active International Fund                     March 7, 1995
      SSgA Bond Market Fund                             February 7, 1996
      SSgA Life Solutions Balanced Fund                   June 2, 1997
      SSgA Life Solutions Growth Fund                     June 2, 1997
      SSgA Life Solutions Income and Growth Fund          June 2, 1997
      SSgA Real Estate Equity Fund                             *
      SSgA US Treasury Obligations Fund                        *
      SSgA International Pacific Index Fund                    *


         ----------
         *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.


      Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.


      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, in connection with State Street Bank and Trust Company's ("State Street") securities lending program and investment accounts over which State Street has discretionary authority, State Street holds certain collateral on behalf of its securities lending clients to secure the return of loaned securities. Such collateral may be invested in Investment Company shares from time to time. Shares representing such investments are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held beneficially and of record less than 25% of Investment Company's shares in connection with various lending portfolios and, consequently, is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.



      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the sole shareholder of the issued and outstanding shares of Class C of each Fund.


      The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Funds. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.



                                       Total Annual Compensation
                    Trustee             from Investment Company
            --------------------------------------------------------
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Funds' necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

    Investment Advisor, Custodian
      and Transfer Agent:        State Street Bank and Trust Company
    Administrator:               Frank Russell Investment Management Company
    Distributor:                 Russell Fund Distributors, Inc.
    Independent Accountants:     Coopers & Lybrand L.L.P.


      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Funds' investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Funds' investments in accordance with their investment objectives, policies and limitations. For these services, the Funds pay a fee to Advisor at the rates stated in the Prospectus. The Money Market Fund accrued expenses to Advisor of $10,638,528 in fiscal 1997, $8,559,529 in fiscal 1996 and $6,981,114 in fiscal 1995. The Government Money Market Fund accrued expenses to Advisor of $2,091,160 in fiscal 1997, $1,546,062 in fiscal 1996 and $970,313 in fiscal 1995.


      The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of each Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


      Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Funds' administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Funds' Prospectuses. The Money Market Fund accrued expenses to Administrator of $1,245,280 in fiscal 1997, $996,454 in fiscal 1996 and $827,164 in fiscal 1995. The Government Money Market Fund accrued expenses to Administrator of $244,335 in fiscal 1997, $179,304 in fiscal 1996 and $113,825 in fiscal 1995.


      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Investment Portfolios are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction; and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Funds have adopted a distribution plan (the "Plan") for the Funds' Class C shares, which is described in the Funds' Prospectus.

      The Plan provides that each Fund may spend annually, directly or indirectly, up to 0.60% of the average net asset value of its Class C shares for distribution and shareholder servicing services. The Plan does not provide for the Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without approval of the holders of Class C shares to increase materially the distribution or shareholder servicing costs that the Funds may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

      The Funds accrued expenses in the following amounts to Russell Fund Distributors, Inc., as Distributor, for the fiscal years ended August 31:


                                  1997             1996           1995
                                  ----             ----           ----
Money Market Fund               $1,580,068        $817,506      $326,928
Government Money
   Market Fund                     287,158         106,509        87,798



      For fiscal 1997, these amounts are reflective of the following individual payments:

                                                                   Government
                                               Money Market       Money Market
                                               ------------       ------------
        Advertising                            $  119,915           $ 28,260
        Printing of Prospectuses                   51,730             17,464
        Compensation to Dealers                   226,633                 --
        Compensation to Sales Personnel           437,479             85,224
        Other*                                    744,311            156,210
                                               ----------           --------
                                               $1,580,068           $287,158
                                               ==========           ========


* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

      Under the Plan, the Funds may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide distribution and shareholder servicing services with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Funds' Prospectus under "Distribution Services and Shareholder Servicing Arrangements."

      Similar plans have been adopted for the Funds' Class A and Class B shares. However, annual payments under these plans are limited to .25% and .35% of the net asset value of the Class A and Class B shares of the Funds, respectively.

      The Funds accrued expenses in the following amounts to Advisor, under a Service Agreement pursuant to Rule 12b-1, for fiscal year ended August 31:

                                  1997             1996            1995
                                  ----             ----            ----
Money Market Fund               $1,551,176      $1,268,824      $1,198,500
Government Money
   Market Fund                     719,992         241,584         127,241


      The Funds commenced offering Class C shares on the date of this Statement of Additional Information. The foregoing expenses were incurred with respect to what are now classified as Class A shares.

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Funds, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Funds contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. Net asset value per share for the Class C shares of the Government Fund is calculated twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). Net asset value per share for the Class C shares of the Money Market Fund is calculated as of the close of the regular trading session in the New York Stock Exchange (currently 4:00 p.m. Eastern time) A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

      It is the policy of the Funds to use their best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Funds use the amortized cost valuation method to value their portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on each Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Funds' price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Funds by Advisor. There is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Funds. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

      The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or Advisor (or its affiliates). Advisor is authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Funds or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the prices paid by the Funds over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Funds. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or a Fund other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


      During the fiscal year ended August 31, 1997, the Funds purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of August 31, 1997, is as follows:


                                                                                     Government Money Market
                                                          Money Market Fund                    Fund
                                                                ($000)                        ($000)
                                                    ------------------------------- ---------------------------

Investment Technology Group, Inc. (a)                             0                             0
Morgan Stanley & Co. (a)                                          0                             0
Broadcort Capital (a)                                             0                             0
Merrill Lynch, Pierce, Fenner, Inc.                            139,575                          0
State Street Brokerage Services, Inc. (a)                         0                             0
Bear, Stearns Securities (a)                                      0                             0
National Financial Services (a)                                   0                             0
Nomura Securities International (a)                               0                             0
Barclays Dezoete Wedd (a)                                         0                             0
Instinet (a)                                                      0                             0
Prebon (b)                                                        0                             0
Swiss Bank Corp. (b)                                            14,998                          0
Lumis & Co. (b)                                                   0                             0
HSBC Securities (b)                                               0                             0
Goldman Sachs & Co. (b)                                           0                             0
UBS Securities, Inc. (b)                                          0                             0
Aubrey G. Lanston & Co. (b)                                       0                             0
Lehman Brothers Inc. (b)                                          0                             0
Donaldson, Lufkin & Jenrette (b)                                  0                             0

---------------------
      (a) Broker commissions only
      (b) Broker principal transactions only

      Yield and Total Return Quotations. The Funds compute average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

             where: P    = a hypothetical initial payment of $1,000
                    T    = average annual total return
                    n    = number of years
                  ERV    = ending redeemable value of a $1,000 payment made
                           at the beginning of the 1-, 5- and 10-year periods at the end of the year or period.

      The calculation assumes that all dividends and distributions of each Fund are reinvested at the price calculated in the manner described in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The current annualized yield of the Funds may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1


      The following are the current and effective yields for the Funds for the seven-day period ended August 31, 1997:

      Money Market Fund
      -----------------
      Current Yield         5.25%
      Effective Yield               5.39%

      Government Fund
      ---------------
      Current Yield         5.19%
      Effective Yield               5.33%


      The above yields relate to a period prior to the division of Fund shares into multiple classes and do not reflect the distribution and shareholder servicing expenses of Class C shares. Had such expenses been incurred, the yields would have been approximately .50% lower.

      The yields quoted are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Funds.


                                   INVESTMENTS

      The fundamental investment objective of each Fund is set forth in its Prospectus. In addition to that investment objective, each Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Funds without shareholder approval.

Investment Restrictions

      Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. A Fund will not:


      (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and non-depository instruments issued by European banks). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction.


      (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (3) Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

      (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (6) Purchase or sell commodities or commodity futures contracts.

      (7) Purchase or sell real estate or real estate mortgage loans; provided, however, that (i) the Government Money Market Fund may purchase or sell government guaranteed real estate mortgage loans; and (ii) the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (8) Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (9) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (10) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

      (11) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (12) Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (13) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Funds' shareholders.

      (14) Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

      (15) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

      (16) Purchase interests in oil, gas or other mineral exploration or development programs.

      (17) Make investments for the purpose of gaining control of an issuer's management.

      (18) Purchase the securities of any issuer if the Investment Company's officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

Investment Policies

      Except as otherwise indicated, each Fund may invest in the following instruments:

      US Government Obligations. The types of US Government obligations in which the Funds may at times invest include: (1) A variety of US Treasury obligations (including Treasury Inflation-Protection Securities, described below), which differ only in their interest rates, maturities and times of issuance and which, with respect to the Money Market and Government Money Market Funds, have remaining maturities or hard put dates of one year or less; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d), other than as set forth above, since it is not obligated to do so by law. The Funds may purchase US Government obligations on a forward commitment basis.

      Treasury Inflation-Protection Securities. The Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

      Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

      IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

      Repurchase Agreements. The Funds may enter into repurchase agreements with certain financial institutions. Under repurchase agreements, these parties sell US Treasury bills, notes and bonds to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is found satisfactory by Advisor.

      Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to banks in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Funds retain the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect.

      Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. No fund will invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      Section 4(2) Commercial Paper (Money Market Fund only). The Money Market Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      Variable and Floating Rate Securities. The Funds may purchase variable rate US Government obligations which are instruments issued or guaranteed by the US Government, or an agency or instrumentality thereof, that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate US Government obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

      Asset-Backed Securities (Money Market Fund only). The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.

      Mortgage-Related Securities. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association

("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

      Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the above Funds accrue taxable income from zero coupon securities without receiving regular interest payments in cash, each Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


                                      TAXES

      Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, each Fund will not be liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) less than 30% of the Fund's gross income each taxable year must be derived from the sale or other disposition of securities and certain options, futures contracts, forward contracts and foreign currencies held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      As of August 31, 1997, the Money Market Fund had a net tax basis capital loss carryforward of $2,714,108, which may be applied against any realized net taxable gains of each succeeding year until the expiration date of August 31, 2003.


      State and Local Taxes. Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Funds and their shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Funds with the investor's tax advisor.


                              FINANCIAL STATEMENTS


      The 1997 fiscal year-end financial statements of Investment Company, consisting of the Money Market and Government Money Market Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants are included in the Funds' Annual Report to Shareholders. Copies of these reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         [bullet] Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  [bullet] Leading market positions in well-established
                           industries.

                  [bullet] High rates of return on funds employed.

                  [bullet] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  [bullet] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  [bullet] Well-established access to a range of financial
                           markets and assured sources of alternate liquidity.

         [bullet] Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         [bullet] Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         [bullet] Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

        Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

        F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

        F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

        Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

        Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

        The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

        Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

        Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

        Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

        IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

        IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

        Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

        IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

        A1+--Obligations supported by the highest capacity for timely repayment.

        A1--Obligations supported by a very strong capacity for timely repayment.

        A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

        B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

        B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

        C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

        D1--Obligations which have a high risk of default or which are currently in default.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                                   ----------

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TAX FREE MONEY MARKET FUND
                                 Class B Shares

                               ____________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Tax Free Money Market Fund (the "Tax Free Fund" or "Fund") as contained in the Fund's Prospectus relating to Class B shares dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus for Class B shares, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS
                                -----------------


                                                                           Page
                                                                           ----
Structure and Governance...................................................  3

         Organization and Business History.................................  3
         Shareholder Meetings..............................................  4
         Controlling Shareholders..........................................  4
         Principal Shareholders............................................  4
         Trustees and Officers.............................................  4

Operation of Investment Company............................................  6

         Service Providers.................................................  6
         Advisor...........................................................  6
         Administrator.....................................................  7
         Distributor.......................................................  7
         Custodian and Transfer Agent......................................  7
         Independent Accountants...........................................  7
         Distribution Plan  ...............................................  7
         Federal Law Affecting State Street................................  8
         Valuation of Fund Shares..........................................  9
         Brokerage Practices...............................................  9
         Yield and Total Return Quotations................................. 10

Investments................................................................ 11

         Investment Restrictions........................................... 11
         Investment Policies............................................... 13

Taxes    .................................................................. 15

Financial Statements....................................................... 17

Appendix:  Description of Securities Ratings............................... 18

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Tax Free Money Market Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:



      SSgA Money Market Fund                                 May 2, 1988
      SSgA US Government Money Market Fund                  March 1, 1991
      SSgA Matrix Equity Fund                                May 4, 1992
      SSgA Small Cap Fund                                    July 1, 1992
      SSgA Yield Plus Fund                                 November 9, 1992
      SSgA S&P 500 Index Fund                             December 30, 1992
      SSgA Growth and Income Fund                         September 1, 1993
      SSgA Intermediate Fund                              September 1, 1993
      SSgA US Treasury Money Market Fund                   December 1, 1993
      SSgA Prime Money Market Fund                        February 22, 1994
      SSgA Emerging Markets Fund                            March 1, 1994
      SSgA Tax Free Money Market Fund                      December 1, 1994
      SSgA Active International Fund                        March 7, 1995
      SSgA Bond Market Fund                                February 7, 1996
      SSgA Life Solutions Balanced Fund                      June 2, 1997
      SSgA Life Solutions Growth Fund                        June 2, 1997
      SSgA Life Solutions Income and Growth Fund             June 2, 1997
      SSgA Real Estate Equity Fund                                *
      SSgA US Treasury Obligations Fund                           *
      SSgA International Pacific Index Fund                       *


         ----------
         *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

      Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

      Frank Russell Investment Management Company, Investment Company's administrator ("Administrator"), will be the initial sole shareholder of the Tax Free Fund until such time as the Fund has public shareholders and therefore Administrator may be deemed to be a controlling person for the purposes of the 1940 Act.


      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the sole shareholder of the issued and outstanding shares of Class B of the Fund.

      The Trustees and officers of the Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshal Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.




                                       Total Annual Compensation
                    Trustee             from Investment Company
            --------------------------------------------------------
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

      Investment Advisor, Custodian
        and Transfer Agent:          State Street Bank and Trust Company
      Administrator:                 Frank Russell Investment Management Company
      Distributor:                   Russell Fund Distributors, Inc.
      Independent Accountants:       Coopers & Lybrand L.L.P.


      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly-held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.



      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus. The Fund accrued expenses to Advisor of $298,042 in fiscal 1997, $123,174 in fiscal 1996 and $63,602 from the date of inception to August 31, 1995. The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus. The Fund accrued expenses to Administrator of $34,968 in fiscal 1997, $14,213 in fiscal 1996 and $7,564 from the date of inception to August 31, 1995. Administrator waived administration fees of $855 from the date of inception to August 31, 1995.


      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.



      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.



      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Fund and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.

      Accordingly, the Fund's sole shareholder has adopted a distribution plan (the "Plan") for the Fund's Class B shares which is described in the Fund's Prospectus. The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.35% of the average net asset value of its Class B shares for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without approval of the holders of Class B shares to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

       The Fund accrued expenses in the following amount to Russell Fund Distributors, Inc., as Distributor, for the fiscal period ended August 31:

             1997            1996           1995
             ----            ----           ----
           $166,360        $13,211         $9,234

      This amount is reflective of the following individual payments:

        Advertising                             $_____
        Printing of Prospectuses
        Compensation to Sales Personnel
        Other*


* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's prospectus under "Distribution Services and Shareholder Servicing."

      Similar plans have been adopted for the Class A and Class C shares of the Fund. However, annual payment under these plans are limited to .25% and .60% of the net asset value of Class A and Class C shares of the Fund, respectively.

         The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal period ended August 31:

             1997            1996           1995
             ----            ----           ----
            $45,703        $28,584         $6,360

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. Net asset value per share for the Class B shares of the Fund is calculated twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

      It is the policy of the Fund to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value their portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. There is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The advisory agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary and secondary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of any commission or spread, if known, for the specific transaction and other transactions on a continuing basis.

      The advisory agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or a Fund other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


      During the fiscal year ended August 31, 1997, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-1 of the 1940 Act.

      Yield and Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

      where:  P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price calculated in the manner described in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)]-1


      The following are the current and effective yields for the Fund for the seven- and 30-day periods ended August 31, 1997:

                                            7-day             30-day
         Current Yield                      _____%            _____%
         Effective Yield                    _____%            _____%

      The Fund may also, from to time to time, utilize tax-equivalent yields. The tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as calculated above) which is generated by tax-exempt income by one minus a stated tax rate and adding the quotient to that portion of the Fund's yield, if any (as calculated above) that is generated by taxable income and gains. The Fund may advertise tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets.


      The following are the current and effective tax equivalent yields based on a tax rate of ______% during 1997 for the seven- and 30-day periods ended August 31, 1997:

                                                     7-day             30-day
                                                     -----             ------
         Tax Equivalent Current Yield                _____%            _____%
         Tax Equivalent Effective Yield              _____%            _____%

      The above yields relate to a period prior to the division of Fund shares into multiple classes and do not reflect the distribution and shareholder servicing expenses of Class B shares. Had such expenses been incurred, the yields would have been approximately .25% lower.

      The yields quoted are based on historical earnings and are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.


                                   INVESTMENTS

      The fundamental investment objective of the Fund is set forth in the Prospectus. In addition to that investment objective, the Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions
-----------------------

      The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made. The Fund will not:

      (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (2) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (1) above.

      (3) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (4) Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

      (5) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (6) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (7) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (8) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, provided however, that the Fund may purchase securities that provide the Fund the right to put the securities back to the issuer or a third party.

      (9) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (10) Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (11) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (12) Purchase or sell commodities or commodity futures contracts.

      In addition, the Fund has adopted the following non-fundamental investment restrictions:

      (1) Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

      (2) Make investments for the purpose of gaining control of an issuer's management.

      (3) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration, participation interests (including municipal leases) and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature on seven or fewer days notice and for which there is no secondary market.

      (4) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, and except to the extent permitted by the 1940 Act.

Investment Policies
-------------------

      To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

      Municipal Securities Generally. Municipal securities purchased by the Fund may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

      Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

      Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

      Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in the Fund's Prospectus and discussed below under "Taxes," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

      US Government Obligations. The types of US Government obligations in which the Funds may at times invest include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance and which have remaining maturities or hard put dates of 397 days or less; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality. Examples of such issuers are the Federal Land Banks and the Federal Housing Administration. No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Any gain from the sale of securities to meet such obligations would be subject to federal income taxes.

      Repurchase Agreements. The Fund may enter into repurchase agreements with certain financial institutions. Under repurchase agreements, these parties sell US Treasury bills, notes and bonds to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US Government securities whose creditworthiness is continually monitored and found satisfactory by Advisor.

      Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      Section 4(2) Commercial Paper. The Fund may also invest in taxable commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities set forth below where the Board of Trustees of Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the Fund accrues income from zero coupon securities without receiving regular interest payments in cash, it may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) less than 30% of the Fund's gross income each taxable year must be derived from the sale or other disposition of securities and certain options, futures contracts, forward contracts and foreign currencies held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

      As of August 31, 1997, the Fund had a net tax basis capital loss carryforward of $5,580 and $10,856, which may be applied against any realized net taxable gains of each succeeding year until the expiration of August 31, 2004 and August 31, 2005, respectively, whichever occurs first. Further, as permitted by tax regulations, the Fund intends to defer a net realized capital loss of $19,504 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.


      Tax Exempt Income. Dividends paid by the Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to satisfy this requirement. The aggregate dividends excludable from the shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

      Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to those bonds.

      The Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price). If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Fund still are tax-exempt to the extent described in the Fund's Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If the Fund invests in any instrument that generates taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Moreover, if the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax advisor concerning its investment in shares of the Fund.

      State and Local Taxes. Under federal law, the income derived from obligations issued by the US Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income, other than Pennsylvania, permit mutual funds to pass through this tax exemption to shareholders.

      Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


      The 1997 fiscal year-end financial statements of the Fund, including notes to the financial statements and financial highlights and the report of independent accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments and Municipal Securities
----------------------------------------------------

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Short-Term Municipal Loans
-------------------------------------

      Moody's:
      --------

      MIG-1/VMIG-1 -- Securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG-2/VMIG-2 -- Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

      S&P:
      ----

      SP-1 -- Short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 -- Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Ratings of Commercial Paper
---------------------------

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   [bullet] Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            [bullet] Leading market positions in well-established industries.

            [bullet] High rates of return on funds employed.

            [bullet] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            [bullet] Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

   [bullet] Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

   [bullet] Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   [bullet] Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

      Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

      F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

      F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                                   ----------

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TAX FREE MONEY MARKET FUND
                                 Class C Shares

                                ___________, 1998

      SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act").

      This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Tax Free Money Market Fund (the "Tax Free Fund" or "Fund") as contained in the Fund's Prospectus relating to Class C shares dated December 24, 1997. This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus for Class C shares, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                                TABLE OF CONTENTS
                                -----------------


                                                                          Page
                                                                          ----
Structure and Governance..................................................  3

         Organization and Business History................................  3
         Shareholder Meetings.............................................  4
         Controlling Shareholders.........................................  4
         Principal Shareholders...........................................  4
         Trustees and Officers............................................  4

Operation of Investment Company...........................................  6

         Service Providers  ..............................................  6
         Advisor .........................................................  6
         Administrator....................................................  7
         Distributor......................................................  7
         Custodian and Transfer Agent.....................................  7
         Independent Accountants..........................................  7
         Distribution Plan  ..............................................  7
         Federal Law Affecting State Street...............................  8
         Valuation of Fund Shares.........................................  9
         Brokerage Practices..............................................  9
         Yield and Total Return Quotations................................ 10

Investments............................................................... 11

         Investment Restrictions.......................................... 11
         Investment Policies.............................................. 13

Taxes    ................................................................. 15

Financial Statements...................................................... 17

Appendix:  Description of Securities Ratings.............................. 18

                            STRUCTURE AND GOVERNANCE

      Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, each of which evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Tax Free Money Market Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

      As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:


       SSgA Money Market Fund                             May 2, 1988
       SSgA US Government Money Market Fund              March 1, 1991
       SSgA Matrix Equity Fund                            May 4, 1992
       SSgA Small Cap Fund                                July 1, 1992
       SSgA Yield Plus Fund                             November 9, 1992
       SSgA S&P 500 Index Fund                         December 30, 1992
       SSgA Growth and Income Fund                     September 1, 1993
       SSgA Intermediate Fund                          September 1, 1993
       SSgA US Treasury Money Market Fund               December 1, 1993
       SSgA Prime Money Market Fund                    February 22, 1994
       SSgA Emerging Markets Fund                        March 1, 1994
       SSgA Tax Free Money Market Fund                  December 1, 1994
       SSgA Active International Fund                    March 7, 1995
       SSgA Bond Market Fund                            February 7, 1996
       SSgA Life Solutions Balanced Fund                  June 2, 1997
       SSgA Life Solutions Growth Fund                    June 2, 1997
       SSgA Life Solutions Income and Growth Fund         June 2, 1997
       SSgA Real Estate Equity Fund                            *
       SSgA US Treasury Obligations Fund                       *
       SSgA International Pacific Index Fund                   *


         ----------
         *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.



      Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

      Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of that Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

      Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

      Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of a Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

      Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.


      Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. However, State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of November 30, 1997, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act. State Street also acts as Investment Company's investment advisor, transfer agent and custodian.

      Frank Russell Investment Management Company, Investment Company's administrator ("Administrator"), will be the initial sole shareholder of the Tax Free Fund until such time as the Fund has public shareholders and therefore Administrator may be deemed to be a controlling person for the purposes of the 1940 Act.


      Principal Shareholders. As of the date of this Statement of Additional Information, Administrator is the sole shareholder of the issued and outstanding shares of Class C of the Fund.

      The Trustees and officers of the Investment Company, as a group, own less than 1% of Investment Company's voting securities.

      Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.


      Trustees who are not officers or employees of State Street or its affiliates are paid an annual fee and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.


      The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

      An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.


      *Lynn L. Anderson, Trustee, Chairman of the Board and President. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).


      William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.


      *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

      Patrick J. Riley, Trustee. Born 11/30/48. One Corporate Place, Danvers, MA 01923. Partner, Riley, Burke & Donahue L.L.P. (law firm).

      Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia.

      *Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


      Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co., and Flavorite Laboratories.

      J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.

      George W. Weber, Senior Vice President, Fund Treasurer and Principal Accounting Officer. Born 6/3/51. Treasurer and Chief Accounting Officer, Russell Insurance Funds (investment company); Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Treasurer and Chief Accounting Office, Frank Russell Investment Company (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.



                                       Total Annual Compensation
                    Trustee             from Investment Company
            ------------------------ ===============================
            Lynn L. Anderson                       $0
            William L. Marshall                 $55,500
            Steven J. Mastrovich                $55,500
            Patrick J. Riley                    $55,500
            Richard D. Shirk                    $55,500
            Bruce D. Taber                      $55,500
            Henry W. Todd                       $55,500


                         OPERATION OF INVESTMENT COMPANY

      Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:

     Investment Advisor, Custodian
       and Transfer Agent:          State Street Bank and Trust Company
     Administrator:                 Frank Russell Investment Management Company
     Distributor:                   Russell Fund Distributors, Inc.
     Independent Accountants:       Coopers & Lybrand L.L.P.



      Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly-held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objective, policies and limitations. For these services, the Fund pays a fee to Advisor at the rate stated in the Prospectus. The Fund accrued expenses to Advisor of $298,042 in fiscal 1997, $123,174 in fiscal 1996 and $63,602 from the date of inception to August 31, 1995.


      The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or the Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.

      Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988. A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus. The Fund accrued expenses to Administrator of $34,968 in fiscal 1997, $14,213 in fiscal 1996 and $7,564 from the date of inception to August 31, 1995. Administrator waived administration fees of $855 from the date of inception to August 31, 1995.


      The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or a Fund without penalty upon 60 days' notice and will terminate automatically upon its assignment.


      Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,100 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

      Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988. Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

      Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per Investment Fund and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; transfer agent services of $1.50 per shareholder transaction and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by the Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


      Independent Accountants. Coopers & Lybrand L.L.P. serves as the Investment Company's independent accountants. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

      Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.

      Accordingly, the Fund's sole shareholder has adopted a distribution plan (the "Plan") for the Fund's Class C shares which is described in the Fund's Prospectus. The Plan provides that the Fund may spend annually, directly or indirectly, up to .60% of the average net asset value of its Class C shares for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without approval of the holders of Class C shares to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

         The Fund accrued expenses in the following amount to Russell Fund Distributors, Inc., as Distributor, for the fiscal period ended August 31:

             1997            1996           1995
             ----            ----           ----
           $166,360        $13,211         $9,234

      This amount is reflective of the following individual payments:

        Advertising                             $_____
        Printing of Prospectuses
        Compensation to Sales Personnel
        Other*


* Other expenses may include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

      Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

         The Fund accrued expenses in the following amount to Advisor, under a Service Agreement pursuant to Rule 12b-1, for the fiscal period ended August 31:

             1997            1996           1995
             ----            ----           ----
            $45,703        $28,584         $6,360

      Similar plans have been adopted for the Class A and Class B shares of the Fund. However, annual payment under these plans are limited to .25% and .35% of the net asset value of Class A and Class B shares of the Fund, respectively.

      Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

      Valuation of Fund Shares. Net asset value per share for the Class C shares of the Fund is calculated twice each business day, as of 12:00 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently, 4:00 p.m. Eastern time). A business day is one on which both the Boston Federal Reserve and the New York Stock Exchange are open for business.

      It is the policy of the Fund to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value their portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      The Trustees have established procedures reasonably designed to stabilize the Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

      Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. There is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

      Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The advisory agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary and secondary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of any commission or spread, if known, for the specific transaction and other transactions on a continuing basis.

      The advisory agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

      The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion or a Fund other than such Fund. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.


      During the fiscal year ended August 31, 1997, the Fund did not purchase securities issued by the regular brokers or dealers of the Fund, as defined by Rule 10b-1 of the 1940 Act.


      Yield and Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

      where:  P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-, 5- and 10-year periods at the end of the year or period

      The calculation assumes that all dividends and distributions of the Fund are reinvested at the price calculated in the manner described in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

      Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

      The current annualized yield of the Fund may be quoted in published material. The yield is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)]-1


      The following are the current and effective yields for the Fund for the seven- and 30-day periods ended August 31, 1997:

                                            7-day             30-day
                                            -----             ------
         Current Yield                      _____%            _____%
         Effective Yield                    _____%            _____%


      The Fund may also, from to time to time, utilize tax-equivalent yields. The tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as calculated above) which is generated by tax-exempt income by one minus a stated tax rate and adding the quotient to that portion of the Fund's yield, if any (as calculated above) that is generated by taxable income and gains. The Fund may advertise tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets.


      The following are the current and effective tax equivalent yields based on a tax rate of _____% during 1997 for the seven- and 30-day periods ended August 31, 1997:

                                                     7-day             30-day
                                                     -----             ------
         Tax Equivalent Current Yield                _____%            _____%
         Tax Equivalent Effective Yield              _____%            _____%


      The above yields relate to a period prior to the division of Fund shares into multiple classes and do not reflect the distribution and shareholder servicing expenses of Class C shares. Had such expenses been incurred, the yields would have been approximately .50% lower.

      The yields quoted are based on historical earnings and are not indicative of future results. Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund.


                                   INVESTMENTS

      The fundamental investment objective of the Fund is set forth in the Prospectus. In addition to that investment objective, the Fund also has certain "fundamental" investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions
-----------------------

      The Fund is subject to the following fundamental investment restrictions, each of which applies at the time an investment is made. The Fund will not:

      (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

      (2) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (1) above.

      (3) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

      (4) Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily engaged in any one industry (such as power generation) (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

      (5) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

      (6) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

      (7) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      (8) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, provided however, that the Fund may purchase securities that provide the Fund the right to put the securities back to the issuer or a third party.

      (9) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (10) Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

      (11) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (12) Purchase or sell commodities or commodity futures contracts.

      In addition, the Fund has adopted the following non-fundamental investment restrictions:

      (1) Invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would be invested in such securities.

      (2) Make investments for the purpose of gaining control of an issuer's management.

      (3) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration, participation interests (including municipal leases) and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature on seven or fewer days notice and for which there is no secondary market.

      (4) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, and except to the extent permitted by the 1940 Act.

Investment Policies
-------------------

      To the extent consistent with its fundamental investment objective and restrictions and except as otherwise indicated, the Fund may invest in the following instruments and utilize the following investment techniques:

      Municipal Securities Generally. Municipal securities purchased by the Fund may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

      Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

      Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

      Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in the Fund's Prospectus and discussed below under "Taxes," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

      US Government Obligations. The types of US Government obligations in which the Funds may at times invest include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance and which have remaining maturities or hard put dates of 397 days or less; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality. Examples of such issuers are the Federal Land Banks and the Federal Housing Administration. No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

      When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

      The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will invest more than 25% of its net assets in when-issued securities.

      Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Any gain from the sale of securities to meet such obligations would be subject to federal income taxes.

      Repurchase Agreements. The Fund may enter into repurchase agreements with certain financial institutions. Under repurchase agreements, these parties sell US Treasury bills, notes and bonds to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US Government securities whose creditworthiness is continually monitored and found satisfactory by Advisor.

      Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

      Section 4(2) Commercial Paper. The Fund may also invest in taxable commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.

Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities set forth below where the Board of Trustees of Investment Company (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

      Zero Coupon Securities. These securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

      Because the Fund accrues income from zero coupon securities without receiving regular interest payments in cash, it may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

      Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


                                      TAXES

      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) less than 30% of the Fund's gross income each taxable year must be derived from the sale or other disposition of securities and certain options, futures contracts, forward contracts and foreign currencies held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.


      If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.



      As of August 31, 1997, the Fund had a net tax basis capital loss carryforward of $5,580 and $10,856, which may be applied against any realized net taxable gains of each succeeding year until the expiration of August 31, 2004 and August 31, 2005, respectively, whichever occurs first. Further, as permitted by tax regulations, the Fund intends to defer a net realized capital loss of $19,504 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.


      Tax Exempt Income. Dividends paid by the Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to satisfy this requirement. The aggregate dividends excludable from the shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

      Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to those bonds.

      The Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price). If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Fund still are tax-exempt to the extent described in the Fund's Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If the Fund invests in any instrument that generates taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Moreover, if the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax advisor concerning its investment in shares of the Fund.

      State and Local Taxes. Under federal law, the income derived from obligations issued by the US Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income, other than Pennsylvania, permit mutual funds to pass through this tax exemption to shareholders.

      Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      The foregoing discussion is only a summary of certain federal tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                              FINANCIAL STATEMENTS


      The 1997 fiscal year-end financial statements of the Fund, including notes to the financial statements and financial highlights and the report of independent accountants, are included in the Fund's Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information and is incorporated herein by reference.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments and Municipal Securities
----------------------------------------------------

        Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Short-Term Municipal Loans
-------------------------------------

      Moody's:
      --------

      MIG-1/VMIG-1 -- Securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG-2/VMIG-2 -- Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

      S&P:
      ----

      SP-1 -- Short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 -- Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Ratings of Commercial Paper
---------------------------

        Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         [bullet] Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  [bullet] Leading market positions in well-established
                           industries.

                  [bullet] High rates of return on funds employed.

                  [bullet] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  [bullet] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  [bullet] Well-established access to a range of financial
                           markets and assured sources of alternate liquidity.

         [bullet] Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         [bullet] Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         [bullet] Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

      Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

      F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

      F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                            PART C: OTHER INFORMATION

Item 22.  Financial Statements
          --------------------

          Part A -- None.

          Part B -- None.

Item 23.  Exhibits
          --------



                                                                               INCORPORATED BY REFERENCE
                        NAME OF EXHIBIT                                            OR EXHIBIT NUMBER
1.      First Amended and Restated
        Master Trust Agreement                                          Post-Effective Amendment #35 (12/29/95)
        (a) Amendment No. 1                                             Post-Effective Amendment #35 (12/29/95)
        (b) Amendment No. 2                                             Post-Effective Amendment #35 (12/29/95)
        (c) Amendment No. 3                                             Post-Effective Amendment #35 (12/29/95)
        (d) Amendment No. 4                                             Post-Effective Amendment #35 (12/29/95)
        (e) Amendment No. 5                                             Post-Effective Amendment #35 (12/29/95)
        (f) Amendment No. 6                                             Post-Effective Amendment #35 (12/29/95)
        (g) Amendment No. 7                                             Post-Effective Amendment #35 (12/29/95)
        (h) Amendment No. 8                                             Post-Effective Amendment #35 (12/29/95)
        (i) Amendment No. 9                                             Post-Effective Amendment #40 (4/10/97)
        (j) Amendment No. 10                                            Post-Effective Amendment #43 (2/4/98)
        (k) Amendment No. 11                                            Post-Effective Amendment $47 (9/1/98)

2.      Bylaws                                                          Post-Effective Amendment #42 (12/24/97)

3.      Voting Trust Amendment                                          None

4.      Specimen Security                                               None

5.(a)   Investment Advisory Agreement                                   Post-Effective Amendment #35 (12/29/95)
  (b)   Letter agreement incorporating the Yield Plus and Bond          Post-Effective Amendment #35 (12/29/95)
        Market Funds within the Investment Advisory Agreement
  (c)   Letter agreement incorporating the US Treasury Money            Post-Effective Amendment #35 (12/29/95)
        Market and US Treasury Obligations Funds within the
        Investment Advisory Agreement
  (d)   Letter agreement incorporating the Growth and Income and        Post-Effective Amendment #35 (12/29/95)
        Intermediate Funds
        within the Investment Advisory Agreement
  (e)   Letter agreement incorporating the Emerging Markets Fund        Post-Effective Amendment #35 (12/29/95)
        and the Prime Money Market Fund within the Investment
        Advisory Agreement
  (f)   Letter agreement incorporating the Tax Free Money Market        Post-Effective Amendment #35 (12/29/95)
        Fund within the Investment Advisory Agreement
  (g)   Letter agreement incorporating the Small Cap, Active            Post-Effective Amendment #35 (12/29/95)
        International and Real Estate Equity Funds within the
        Investment Advisory Agreement
  (h)   Letter agreement incorporating the Life Solutions Growth,       Post-Effective Amendment #41 (6/2/97)
        Balanced and Income and Growth Funds within the
        Investment Advisory Agreement
  (i)   Letter agreement incorporating the SSgA Special,                Post-Effective Amendment #45 (4/28/98)
        International Growth Opportunities and High Yield Bond
        Funds within the Investment Advisory Agreement
  (j)   Letter agreement incorporating the SSgA Aggressive Equity       Post-Effective Amendment #47 (9/1/98)
        Fund within the Investment Advisory Agreement

6.       Distribution Agreements
(a)      Distribution Agreement (Class A Shares)                        Post-Effective Amendment #35 (12/29/95)
(a)(i)   Letter agreement incorporating the Yield Plus and Bond         Post-Effective Amendment #35 (12/29/95)
         Market Funds within the Distribution Agreement





(a)(ii)   Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds within the
          Distribution Agreement
(a)(iii)  Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Distribution Agreement
(a)(iv)   Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Distribution Agreement
(a)(v)    Letter agreement incorporating the Class A shares of the      Post-Effective Amendment #35 (12/29/95)
          Tax Free Money Market Fund within the Distribution
          Agreement
(a)(vi)   Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Distribution Agreement
(a)(vii)  Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds within the
          Distribution Agreement
(a)(viii) Letter agreement incorporating the Special Small Cap,         Post-Effective Amendment #45 (4/28/98)
          International Growth Opportunities and High Yield Bond
          Funds within the Distribution Agreement
(a)(ix)   Letter agreement incorporating the SSgA Aggressive Equity     Post-Effective Amendment #47 (9/1/98)
          Fund within the Distribution Agreement
(b)       Distribution Agreement (regarding Class B Shares of the       Post-Effective Amendment #42 (12/24/97)
          Money Market and US Government Money Market Funds)
(b)(i)    Letter agreement incorporating the Class B Shares of the      To be filed by amendment
          Tax Free Money Market Fund within the Distribution
          Agreement
(c)       Distribution Agreement (regarding Class C Shares of the       Post-Effective Amendment #42 (12/24/97)
          Money Market and US Government Money Market Funds)
(c)(i)    Letter Agreement incorporating the Class C Shares of the      To be filed by amendment
          Tax Free Money Market Fund within the Distribution
          Agreement

7.        Bonus, profit sharing, or pension plans                       None

8.(a)     Custodian Contract                                            Post-Effective Amendment #35 (12/29/95)
(b)       Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Fund into the Custodian Contract
(c)       Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds
          into the Custodian Contract
(d)       Letter  agreement incorporating the Growth and Income and     Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds into the Custodian Contract
(e)       Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds into the Custodian Contract
(f)       Fee Schedule, dated February 17, 1994, to Custodian           Post-Effective Amendment #35 (12/29/95)
          Contract
(g)       Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund into the Custodian Contract
(h)       Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds into the
          Custodian Contract
(i)       Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds into the Custodian
          Contract






(j)       Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds into the
          Custodian Contract
(k)       Letter agreement incorporating the Aggressive Equity Fund     Post-Effective Amendment #47 (9/1/98)
          into the Custodian Contract

9.(a)(i)  Transfer Agency and Service Agreement                         Post-Effective Amendment #35 (12/29/95)
(a)(ii)   Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Funds within the Transfer Agency and Service
          Agreement
(a)(iii)  Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds within the
          Transfer Agency and Service Agreement
(a)(iv)   Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Transfer Agency and Service
          Agreement
(a)(v)    Letter agreement incorporating the Emerging markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Transfer Agency and
          Service Agreement
(a)(vi)   Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund within the Transfer Agency and Service Agreement
(a)(vii)  Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Transfer Agency and Service Agreement
(a)(viii) Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds within the Transfer
          Agency and Service Agreement
(a)(ix)   Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds within the
          Transfer Agency and Service Agreement
(a)(x)    Letter agreement incorporating the Aggressive Equity Fund     Post-Effective Amendment #47 (9/1/98)
          within the Transfer Agency and Service Agreement
(b)(i)    Administration Agreement                                      Post-Effective Amendment #35 (12/29/95)
(b)(ii)   Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Funds within the Administration Agreement
(b)(iii)  Letter agreement  incorporating the US Treasury Money         Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury  Obligations  Funds within the
          Administration Agreement
(b)(iv)   Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Administration Agreement
(b)(v)    Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Administration
          Agreement
(b)(vi)   Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund within the Administration Agreement
(b)(vii)  Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Administration Agreement
(b)(viii) Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #35 (12/29/95)
          Balanced and Income and Growth Funds within the
          Administration Agreement
(b)(ix)   Amendment No. 4 to the Administration Agreement between       Post-Effective Amendment #41 (6/2/97)
          Frank Russell Investment Management Company and SSgA Funds
(b)(x)    Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds within the
          Administration Agreement






(b)(xi)  Letter agreement incorporating the Aggressive Equity Fund      To be filed by Amendment
         within the Administration Agreement

10.      Opinion of Counsel
(a)      Relating to The Seven Seas Series Money Market Fund            Post-Effective Amendment #42 (12/24/97)
(b)      Relating to The Seven Seas Series US Government Money          Post-Effective Amendment #42 (12/24/97)
         Market Fund
(c)      Relating to The Seven Seas Series S&P 500 Index, S&P           Post-Effective Amendment #42 (12/24/97)
         Midcap Index, Matrix Equity, International European
         Index, International Pacific Index and Short Term
         Government Securities Funds
(d)      Relating to The Seven Seas Series Yield Plus and Bond          Post-Effective Amendment #42 (12/24/97)
         Market Funds
(e)      Relating to The Seven Seas Series US Treasury Money            Post-Effective Amendment #42 (12/24/97)
         Market and Treasury Obligations Funds
(f)      Relating to The Seven Seas Series Growth and Income and        Post-Effective Amendment #42 (12/24/97)
         Intermediate Funds
(g)      Relating to The Seven Seas Series Emerging Markets and         Post-Effective Amendment #42 (12/24/97)
         Prime Money Market Funds
(h)      Relating to Class A, Class B and Class C Shares of The         Post-Effective Amendment #42 (12/24/97)
         Seven Seas Series Money Market and US Government Money
         Market Funds
(i)      Relating to Class A, Class B and Class C Shares of The         Post-Effective Amendment #42 (12/24/97)
         Seven Seas Series Tax Free Money Market Funds
(j)      Relating to The Seven Seas Series Real Estate Equity Fund      Post-Effective Amendment #42 (12/24/97)
(k)      Relating to the SSgA Life Solutions Growth, Balanced and       Post-Effective Amendment #41 (6/2/97)
         Income and Growth Funds
(l)      Relating to the Special, International Growth                  Post-Effective Amendment #45 (4/28/98)
         Opportunities and High Yield Bond Funds
(m)      Relating to the Aggressive Equity Fund                         Post-Effective Amendment #47 (9/1/98)

11.      Other Opinions:  Consent of Independent Accountants            None

12.      Financial Statements Omitted from Item 23                      None

13.      Letter of Investment Intent
(a)      The Seven Seas Series Money Market Fund                        Post-Effective Amendment #42 (12/24/97)
(b)      The Seven Seas Series US Government Money Market Fund          Post-Effective Amendment #42 (12/24/97)
(c)      The Seven Seas Series Government Securities, Index,            Post-Effective Amendment #42 (12/24/97)
         Midcap Index, Matrix, European Index and Pacific Index
         Funds
(d)      The Seven Seas Series Yield Plus and Bond Market Funds         Post-Effective Amendment #42 (12/24/97)
(e)      The Seven Seas Series US Treasury Money Market and             Post-Effective Amendment #42 (12/24/97)
         Treasury Obligations Funds
(f)      The Seven Seas Series Growth and Income and Intermediate       Post-Effective Amendment #42 (12/24/97)
         Funds
(g)      The Seven Seas Series Emerging Markets and Prime Money         Post-Effective Amendment #42 (12/24/97)
         Market Funds
(h)      Class B and C Shares of The Seven Seas Series Money            Post-Effective Amendment #42 (12/24/97)
         Market and US Government Money Market Funds
(i)      The Seven Seas Series Tax Free Money Market Fund (Class        Post-Effective Amendment #42 (12/24/97)
         A, B and C Shares)
(j)      The Seven Seas Series Active International Fund                Post-Effective Amendment #42 (12/24/97)
(k)      SSgA Life Solutions Growth, Balanced and Income and            Post-Effective Amendment #41 (6/2/97)
         Growth Funds
(l)      SSgA Special, International Growth Opportunities and High      Post-Effective Amendment #45 (4/28/98)
         Yield Bond Funds





(m)       SSgA Aggressive Equity Fund                                   Post-Effective Amendment #47 (9/1/98)

14.       Prototype Retirement Plan                                     None

15.       Distribution Plans pursuant to Rule 12b-1
(a)       Plan of Distribution for the government Securities,           Post-Effective Amendment #35 (12/29/95)
          Index, Midcap Index, Matrix, European Index and Pacific
          Index Funds as approved by the Board of Trustees
(a)(i)    Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Yield Plus and Bond Market Funds into the Plan
(a)(ii)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Money Market and US Government Money Market Funds into
          the Plan (Class A Shares)
(a)(iii)  Addendum to the Plan of Distribution incorporating the US     Post-Effective Amendment #35 (12/29/95)
          Treasury Money Market and US Treasury Obligations Funds
          into the Plan
(a)(iv)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Growth and Income and Intermediate Funds into the Plan
(a)(v)    Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Emerging Markets and Prime Money Market Funds into the
          Plan
(a)(vi)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Class A Shares of the Tax Free Money Market Fund into the
          Plan
(a)(vii)  Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Small Cap, Active International and Real Estate Equity
          Funds into the Plan
(a)(viii) Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #41 (6/2/97)
          Life Solutions Growth, Balanced and Income and Growth
          Funds into the Plan
(a)(ix)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #45 (4/28/98)
          Special, International Growth Opportunities and High
          Yield Bond Funds into the Plan
(a)(x)    Addendum to Plan of Distribution incorporating the            Post-Effective Amendment #47 (9/1/98)
          Aggressive Equity Fund in the Plan
(b)       Plan of  Distribution for the Money Market and US             Post-Effective Amendment #42 (12/24/97)
          Government  Money  Market Funds (Class B
          Shares) as approved by the Board of Trustees
(b)(i)    Addendum to the Plan of Distribution incorporating the        To be filed by amendment
          Class B Shares of the Tax Free Money Market Fund
(c)       Plan of Distribution for the Money Market and US              Post-Effective Amendment #42 (12/24/97)
          Government Money Market Funds (Class C
          Shares) as approved by the Board of Trustees
(c)(i)    Addendum to the Plan of Distribution incorporating the        To be filed by amendment
          Class C Shares of the Tax Free Money Market Fund
(d)       Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Bank and Trust Company
(d)(i)    Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #39 (12/27/96)
          Funds and State Street Brokerage Services, Inc.
(d)(ii)   Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #39 (12/27/96)
          Funds and State Street Bank and Trust Company,
          Metropolitan Division of Commercial Banking Services
(d)(iii)  Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Bank and Trust Company Retirement
          Investment Services Division
(d)(iv)   Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Solutions
(e)       Form of Agreement  Pursuant to Rule 12b-1 Plan (relating      To be filed by amendment
          to Class B Shares) as approved by the Board of Trustees



(f)       Form of Agreement  Pursuant to Rule 12b-1 Plan (relating      To be filed by amendment
          to Class C Shares) as approved by the Board of Trustees

16.       Computation of Fund Performance Quotation                     Post-Effective Amendment #42 (12/24/97)

17.       Financial Data Schedule                                       Post-Effective Amendment #42 (12/24/97)



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None

Item 25.  Indemnification
          ---------------

         Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

         The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of Investment Adviser.
         -----------------------------------------------------

         The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

       NAME                                CAPACITY WITH ADVISOR            BUSINESS NAME AND ADDRESS*
Tenley E. Albright, MD                     Director                         Chairman, Western Resources, Inc.
                                                                            Two Commonwealth Avenue
                                                                            Boston, MA 02116-3134

Joseph A. Baute                            Director                         Former Chairman and CEO,
                                                                            Markem Corporation
                                                                            515 East Surry Road
                                                                            Surry, NH 03431

I. MacAlister Booth                        Director                         Retired Chairman, President and CEO,
                                                                            Polaroid Corporation
                                                                            P.O. Box 428 - 68 Barnes Hill Road
                                                                            Concord, MA 01742

Marshall N. Carter                         Chairman and CEO                 State Street Bank and Trust Company
                                                                            225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110

James I. Cash, Jr.                         Director                         The James E. Robison Professor of
                                                                            Business Administration, Harvard
                                                                            Business School (on sabbatical)
                                                                            c/o Stanford Graduate School of Business
                                                                            518 Memorial Way
                                                                            Stanford University
                                                                            Stanford, CA 94305-5015

Truman S. Casner                           Director                         Partner, Ropes & Gray
                                                                            One International Place - 37th Floor
                                                                            Boston, MA 02110


Nader F. Darehshori                        Director                         Chairman, President and CEO, Houghton
                                                                            Mifflin Company
                                                                            222 Berkeley - 5th Floor
                                                                            Boston, MA 02116-3764

Arthur L. Goldstein                        Director                         Chairman and CEO, Ionics, Inc.
                                                                            65 Grove Street
                                                                            P.O. Box 9131
                                                                            Watertown, MA 02272-9131

David P. Gruber                            Director                         President and CEO, Wyman-Gordon Company
                                                                            244 Worchester Street
                                                                            N. Grafton, MA 01536-8001

Charles F. Kaye                            Director                         President, Transportation Investments,
                                                                            Inc.
                                                                            101 Federal Street - Suite 1900
                                                                            Boston, MA 02110

John M. Kucharski                          Director                         Chairman and CEO, EG&G, Inc.
                                                                            45 William Street
                                                                            Wellesley, MA 02181

Charles R. LaMantia                        Director                         President and CEO, Arthur D. Little,
                                                                            Inc.
                                                                            25 Acorn Park
                                                                            Cambridge, MA 02140

David B. Perini                            Director                         Chairman and President, Perini
                                                                            Corporation
                                                                            73 Mt. Wayte Avenue
                                                                            Framingham, MA 01701

Dennis J. Picard                           Director                         Chairman and CEO, Raytheon Company
                                                                            141 Spring Street
                                                                            Lexington, MA 02173

Alfred Poe                                 Director                         Former President, Meal Enhancement
                                                                            Group, Campbell Soup Company
                                                                            Nine Hickory Drive
                                                                            Chester, NJ 07930

Bernard W. Reznicek                        Director                         President, Premier Group;
                                                                            Retired Chairman and CEO, Boston Edison
                                                                            Company
                                                                            1212 N. 96th Street
                                                                            Omaha, NE 68114-2274

David A. Spina                             President and Chief Operating    State Street Corporation
                                           Officer                          225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110

Diana Chapman Walsh                        Director                         President, Wellesley College
                                                                            106 Central Street
                                                                            Wellesley, MA 02181


Robert E. Weissman                         Director                         Chairman and CEO, Cognizant Corporation
                                                                            200 Nyala Farms Road
                                                                            Westport, CT 06880


Item 27. Principal Underwriters
         ----------------------

    (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

    (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


  NAME AND PRINCIPAL BUSINESS    POSITION AND OFFICES WITH UNDERWRITER       POSITION WITH REGISTRANT
           ADDRESS*

Lynn L. Anderson                 Director and CEO                        Trustee, Chairman of the Board,
                                                                         and President

Karl J. Ege                      Secretary and General Counsel           None

J. David Griswold                Associate General Counsel               Secretary
                                 and Assistant Secretary

Mary E. Hughs                    Assistant Secretary                     None

John C. James                    Assistant Secretary                     None

Randall P. Lert                  Director                                None

Gregory J. Lyons                 Assistant Secretary                     None

Eric A. Russell                  Director and President                  None


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 28. Location of Accounts and Records
         --------------------------------

         The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29. Management Services
         -------------------

      Not applicable.

Item 30. Undertakings
         ------------

      Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 48 to its Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of October, 1998.



                                             By: /s/ Lynn L. Anderson
                                             Lynn L. Anderson, President,
                                             Treasurer and Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on October 30, 1998.



               Signature                                     Title

      /s/ Lynn L. Anderson                     Trustee, President, Treasurer and
          Lynn L. Anderson                                 Chairman of the Board

      /s/ Steven J. Mastrovich                                    Trustee
          Steven J. Mastrovich

      /s/ William L. Marshall                                     Trustee
          William L. Marshall

      /s/ Patrick J. Riley                                        Trustee
          Patrick J. Riley

      /s/ Richard D. Shirk                                        Trustee
          Richard D. Shirk

      /s/ Bruce D. Taber                                          Trustee
          Bruce D. Taber

      /s/ Henry W. Todd                                           Trustee
          Henry W. Todd